As filed with the Securities and Exchange	Registration No. 033-75998
Commission on April 22, 2008	Registration No. 811-02512

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-4

Post-Effective Amendment No. 24 To

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

and Amendment to

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account B of

ING Life Insurance and Annuity Company

One Orange Way, Windsor, Connecticut 06095-4774

Depositor’s Telephone Number, including Area Code: (860) 580-2831

Michael A. Pignatella, Counsel ING US Legal Services

One Orange Way, C1S, Windsor, Connecticut 06095-4774

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

     immediately upon filing pursuant to paragraph (b) of Rule 485 X on April 28, 2008 pursuant to paragraph (b) of Rule 485

If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Nonqualified Deferred Fixed and Variable Annuity Contracts

PART A

ING Life Insurance and Annuity Company

Variable Annuity Account B

Individual Nonqualified Variable Annuity

CONTRACT PROSPECTUS - APRIL 28, 2008

The Contract. The contracts described in this prospectus are individual		The Funds
nonqualified deferred fixed and variable annuity contracts issued by ING		Fidelity® VIP Contrafund® Portfolio
Life Insurance and Annuity Company (the Company, we, us, our). They are		(Initial Class)
Fidelity® VIP Equity-Income
intended to provide retirement benefits to individuals who either are not
Portfolio (Initial Class)
participating in a formal retirement plan or are participating in a formal		Fidelity® VIP Growth Portfolio
retirement plan but want to supplement their benefits.		(Initial Class)
Fidelity® VIP Overseas Portfolio
Why Reading this Prospectus Is Important. This prospectus contains facts		(Initial Class)
about the contracts and their investment options you should know before		ING BlackRock Global Science and
purchasing. This information will help you decide if the contracts are right		Technology Portfolio
for you. Please read this prospectus carefully and keep it for future		(Class I)(1)
reference.		ING BlackRock Large Cap Growth
Portfolio (Class I)
ING Legg Mason Partners Aggressive
Table of Contents	page 3	Growth Portfolio (I Class)

ING Oppenheimer Global Portfolio
Investment Options. The contracts offer variable investment options and a		(I Class)
fixed interest option. When we establish your account, you instruct us to		ING Oppenheimer Strategic Income
direct your account dollars to any of the available investment options.		Portfolio (I Class)
ING T. Rowe Price Diversified Mid
Variable Investment Options. These options are called subaccounts. The		Cap Growth Portfolio (I Class)
subaccounts are within Variable Annuity Account B (the separate account),		ING T. Rowe Price Growth Equity
a separate account of the Company. Each subaccount invests in one of the		Portfolio (I Class)
ING Templeton Foreign Equity
mutual funds listed on this page. Earnings on amounts invested in a		Portfolio (I Class)
subaccount will vary depending upon the performance of its underlying		ING Thornburg Value Portfolio
mutual fund. You do not invest directly in or hold shares of the funds.		(I Class)
ING UBS U.S. Large Cap Equity
Fixed Interest Option.		Portfolio (I Class)
ING Van Kampen Capital Growth
Fixed Account		Portfolio (Class I)
ING Van Kampen Equity and Income
Except as specifically mentioned, this prospectus describes only the		Portfolio (I Class)
ING VP Balanced Portfolio, Inc.
variable investment options. However, we describe the Fixed Account in		(Class I)
Appendix I of this prospectus.		ING VP Growth and Income Portfolio
(Class I)
Risks Associated with Investing in the Funds. The funds in which the		ING VP Index Plus International
subaccounts invest have various risks. Information about the risks of		Equity Portfolio (Class S)
investing in the funds is located in the “Investment Options” section on		ING VP Intermediate Bond Portfolio
page 10 and in each fund prospectus. Read this prospectus in conjunction		(Class I)
with the fund prospectuses, and retain the prospectuses for future reference.		ING VP Money Market Portfolio
(Class I)
ING VP Strategic Allocation
These contracts are not deposits with, obligations of or guaranteed or		Conservative Portfolio (Class I)(2)
endorsed by any bank, nor are they insured by the FDIC. The		ING VP Strategic Allocation Growth
contracts are subject to investment risk, including the possible loss of		Portfolio (Class I)(2)
the principal amount invested.		ING VP Strategic Allocation
Moderate Portfolio (Class I)(2)

Compensation. We pay compensation to broker/dealers whose registered representatives sell the contracts See “Contract Distribution” for further information about the amount of compensation we pay.

(1)	This fund has changed its name to the name listed above. See Appendix II - Description of Underlying Funds for a complete list of former and current fund names.

(2)	These funds are structured as fund of funds that invest directly in shares of underlying funds. See “Fees – Fund Fees and Expenses” for additional information.

PRO.75998-08

CONTRACT PROSPECTUS - APRIL 28, 2008 (CONTINUED)

Getting Additional Information. You may obtain the April 28, 2008 Statement of Additional Information (SAI) free of charge by indicating your request on your application materials, by calling the Company at 1-800-262-3862 or by writing us at the address listed in the “Contract Overview - Questions: Contacting the Company” section of this prospectus. You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange
Commission’s (SEC) web site, http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Branch. Information on the operation of the SEC Public Reference
Branch may be obtained by calling 1-202-551-8090 or 1-800-SEC-0330, e-mailing publicinfo@sec.gov or by writing to SEC Public Reference Branch, 100 F Street, NE, Room 1580, Washington, D.C. 20549. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 033-75998. The SAI table of contents is listed on page 39 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus.
Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

PRO.75998-08

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TABLE OF CONTENTS

Contract Overview	4
Contract Design
Contract Facts
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Contract Phases: The Accumulation Phase, The Income Phase	5

Fee Table			6
Condensed Financial Information			8
Variable Annuity Account B			8
The Company			9
Investment Options			10
Transfers Among Investment Options			11
Purchase and Rights			14
Right to Cancel			15
Fees			16
Your Account Value			20
Withdrawals			22
Systematic Distribution Options			23
Death Benefit			24
The Income Phase			26
Contract Distribution			29
Taxation			32
Other Topics			36
Payment Delay or Suspension - Performance Reporting - Voting Rights - Contract Modification - Transfer of
Ownership: Assignment - Legal Matters and Proceedings
Contents of the Statement of Additional Information			39
Appendix I	-	Fixed Account	40
Appendix II	-	Description of Underlying Funds	41
Appendix III	-	Condensed Financial Information	CFI - 1

PRO.75998-08

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Questions: Contacting the Company. To answer your questions, contact your local representative or write or call the Company through:

ING

USFS Customer Service Defined Contribution Administration P.O. Box 990063 Windsor, CT 06199-0063 1-800-262-3862

Sending Forms and Written Requests in Good Order.

If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact us or your local representative to learn what information is required for the request to be in “good order.” By contacting us, we can provide you with the appropriate administrative form for your requested transaction.

Generally, a request is considered to be in “good order” when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

We can only act upon requests that are received in good order.

CONTRACT OVERVIEW

The following summarizes contract information. Read each section of this prospectus for additional information.

Contract Design

The contracts described in this prospectus are individual nonqualified fixed and variable annuity contracts. They are intended as a retirement savings vehicle that defers taxes on investment earnings and offers a variety of investment options to help meet long-term financial goals.

Contract Facts

Free Look/Right to Cancel: You may cancel your contract within ten days (some states may require more than ten days) of receipt. See “Right to Cancel.”

Death Benefit: Your beneficiary may receive a financial benefit in the event of your death during both the accumulation and income phases. The availability of a death benefit during the income phase depends on the income phase payment option selected. See “Death Benefit” and “The Income Phase.”

Withdrawals: During the accumulation phase you may withdraw all or part of your account value. Certain fees, taxes and early withdrawal penalties may apply. See “Withdrawals.”

Systematic Distribution Options: These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See “Systematic Distribution Options.”

Fees and Expenses: Certain fees and expenses are deducted from the value of your contract. See “Fee Table” and “Fees.”

Taxation: You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See “Taxation.”

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Contract Phases

I. The Accumulation Phase (accumulating dollars under your contract)

STEP 1: You provide us with your completed		Payments to

application and initial purchase payment. We		Your Account

establish an account for you and credit that			Step 1 ||

account with your initial purchase payment.
ING Life Insurance and Annuity Company

STEP 2: You direct us to invest your purchase
payment in one or more of the following	(a) ||		Step 2		(b) ||

Variable Annuity

investment options:	Fixed			Account B

(a) Fixed Interest Option	Interest

(b) Variable Investment Options. (The variable	Option		Variable Investment Options

investment options are the subaccounts of
Variable Annuity Account B. Each one			The Subaccounts

invests in a specific mutual fund.)		A		B	Etc.

STEP 3: Each subaccount you select purchases		||	Step 3	||

shares of its assigned fund.
		Mutual		Mutual

		Fund A		Fund B

II. The Income Phase (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract, you may select from the options available. The contract offers several income phase payment options (see “The Income Phase”). In general, you may:

  Receive income phase payments for a specified period of time or for life;
  Receive income phase payments monthly, quarterly, semi-annually or annually;
  Select an income phase payment option that provides for payments to your beneficiary; and
  Select income phase payments that are fixed or that vary depending on the performance of the variable investment options you select.

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FEE TABLE

In This Section:

  Maximum Contract Holder Transaction Expenses
  Annual Maintenance Fee
  Maximum Separate Account Annual Expenses
  Hypothetical Examples
  Total Annual Fund Operating Expenses
  Fees Deducted by the Funds

Also See “Fees” for:

  How, When and Why Fees are Deducted
  Reduction, Waiver and/or Elimination of Certain Fees
  Redemption Fees
  Premium and Other Taxes

The following tables describe the fees and expenses that you will pay when buying, owning, and withdrawing from your contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, withdraw from the contract, or transfer cash value between investment options. State premium taxes may also be deducted.* See “The Income Phase” for fees that may apply after you begin receiving payments under the contract.

Maximum Contract Holder Transaction Expenses

Early Withdrawal Charge[1]
(as a percentage of amount withdrawn)	5%

1This is a deferred sales charge. The percentage will be determined by the applicable early withdrawal charge schedule in the “Fees” section. In certain cases, this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge reduces over time. These fees may be waived, reduced or eliminated in certain circumstances. See the “Fees” section.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

Annual Maintenance Fee Installment Purchase Payment Contracts[2]

$20.00

Maximum Separate Account Annual Expenses (as a percentage of average account value)

Mortality and Expense Risk Charge	1.25%
Administrative Expense Charge[3]	0.00% - 0.25%
Total Separate Account Annual Expenses	1.25% - 1.50%

[2] The annual maintenance fee is generally	deducted only from
installment purchase payment contracts. Under certain contracts, the annual maintenance fee may also be deducted upon full withdrawals.
See “Fees - Annual Maintenance Fee.”

	[3]	We currently do not impose this charge, however; if allowed by your contract, we reserve the right to charge up to 0.25% annually. See “Fees - Administrative Expense Charge.”

*	State premium taxes (which currently range from 0% to 4% of premium payments) may apply but are not reflected in the fee tables or examples. See “Premium and Other Taxes.”

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The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from fund assets, including management fees
and other expenses)	0.33%	1.08%

Hypothetical Examples

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract holder transaction expenses, contract fees including the annual maintenance fee of $20 (converted to a percentage of assets equal to (0.035%), separate account annual expenses, and fund fees and expenses.

Example 1: The following Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account value at the				(B) If you do not withdraw your entire account
end of the applicable time period*:				value or if you select an income phase payment
option at the end of the applicable time period**:

1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

$265	$813	$1,388	$2,949	$265	$813	$1,388	$2,949

Example 2: The following Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account value at the				(B) If you do not withdraw your entire account
end of the applicable time period*:				value or if you select an income phase payment
option at the end of the applicable time period**:

1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

$654	$1,080	$1,534	$2,186	$189	$586	$1,009	$2,186

*	This example reflects deduction of an early withdrawal charge calculated using the schedule applicable to Installment Purchase Payment Contracts. The Installment Purchase Payment Contracts schedule is listed in “Fees.” Under that schedule, if only one $10,000 payment was made as described above, fewer than 5 purchase payment periods would have been completed at the end of years 1, 3 and 5, and the 5% charge would apply. At the end of the tenth year the early withdrawal charge is waived regardless of the number of purchase payment periods completed, and no early withdrawal charge would apply.

**	This example does not apply during the income phase if you elect to receive income phase payments under a nonlifetime variable payment option and subsequently request a lump-sum withdrawal after the income phase payments start. In this circumstance, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge as shown in Example A.

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Fees Deducted by the Funds

Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. See the “Fees” section of this prospectus, and the fund prospectuses, for further information. Fund fees are one factor that impact the value of a fund share. To learn about additional factors, refer to the fund prospectuses.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses. See “Fees - Fund Fees and Expenses” for additional information.

In the case of fund companies affiliated with the Company, where the affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. See “Fees - Fund Fees and Expenses” for additional information.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In Appendix III of this prospectus, we provide condensed financial information about Variable Annuity Account B subaccounts you may invest in through the contract. The tables show value of the subaccounts over the past 10 years. For subaccounts that were not available 10 years ago, we show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the contract.

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account B and the consolidated financial statements and the related notes to financial statements for ING Life Insurance and Annuity Company (the Company) are located in the Statement of Additional Information.

VARIABLE ANNUITY ACCOUNT B

We established Variable Annuity Account B (the “separate account”) under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas law by Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the “40 Act”). It also meets the definition of “separate account” under the federal securities laws.

The separate account is divided into “subaccounts.” The subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of ING Life Insurance and Annuity Company. All obligations arising under the contracts are obligations of ING Life Insurance and Annuity Company.

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THE COMPANY

ING Life Insurance and Annuity Company (the Company, we, us, our) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. We are a direct, wholly owned subsidiary of Lion Connecticut Holding Inc.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.

We are engaged in the business of issuing life insurance and annuities. Our principal executive offices are located at:

One Orange Way Windsor, Connecticut 06095-4774

Regulatory Developments - the Company and the Industry. As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters. Federal and state regulators and self-regulatory agencies are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; sales and marketing practices (including sales to seniors); specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company.

These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

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Action may be taken by regulators with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S. based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S. based operations, including the Company.

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-regulatory authorities. Specifically, U.S. federal income tax law imposes requirements relating to nonqualified annuity product design, administration, and investments that are conditions for beneficial tax treatment of such products under the Tax Code. (See “Taxation” for further discussion of some of these requirements.) Failure to administer certain nonqualified contract features (for example, contractual income phase dates in nonqualified annuities) could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties, unanticipated remediation, or other claims and costs.

INVESTMENT OPTIONS

The contract offers variable investment options and a fixed interest option.

Variable Interest Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares of the funds.

Mutual Fund (fund) Descriptions. We provide brief descriptions of the funds in Appendix II. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940. Refer to the fund prospectuses for additional information. Fund prospectuses may be obtained free of charge at the address and phone number listed in “Contract Overview - Questions: Contacting the Company,” by accessing the SEC’s web site or by contacting the SEC Public Reference Branch.

Fixed Interest Option. The Fixed Account guarantees payment of the minimum interest rate specified in the contract. For a description of the Fixed Account, see Appendix I.

Selecting Investment Options

  Choose options appropriate for you. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals.
  Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
  Be informed. Read this prospectus, the fund prospectuses and Appendix I.

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Limits on Availability of Options. Some funds or the fixed interest option may be unavailable through your contract or in your state. We may add, withdraw or substitute funds, subject to conditions in your contract and compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

Limits on How Many Investment Options You May Select. You may select no more than 18 investment options during the accumulation phase. Each subaccount you select and the Fixed Account counts as one option once you have made an allocation to it, even if you no longer have amounts allocated to that option.

Additional Risks of Investing in the Funds. (Mixed and Shared Funding)

Insurance-Dedicated Funds. (Mixed and Shared Funding) The funds described in this prospectus are available only to insurance companies for their variable contracts. Such funds are often referred to as “insurance-dedicated funds,” and are used for “mixed” and “shared” funding.

“Mixed funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, is bought for variable life insurance contracts issued by us or other insurance companies.

“Shared funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

  Mixed - bought for annuities and life insurance
  Shared - bought by more than one company

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund’s Board of Directors or Trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

TRANSFERS AMONG INVESTMENT OPTIONS

During the accumulation phase, you may transfer amounts among the available subaccounts. Transfers from the Fixed Account may be restricted as outlined in Appendix I, and the total number of investment options that you may select during the accumulation period is limited. See “Investment Options - Limits on How Many Investment Options You May Select.” The minimum transfer amount is $500. You may establish automated transfers of account value. See “Dollar Cost Averaging.” Transfers must be made in accordance with the terms of your contract. You may not make transfers once you enter the income phase. See “The Income Phase.”

Transfer Requests. Requests may be made in writing, by telephone or, where applicable, electronically.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

  Increased trading and transaction costs;
  Forced and unplanned portfolio turnover;
  Lost opportunity costs; and
  Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the

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demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

  Meets or exceeds our current definition of Excessive Trading, as defined below; or
  Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

We currently define “Excessive Trading” as:

  More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or
  Six round-trips involving the same fund within a rolling twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:

  Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
  Transfers associated with scheduled dollar cost averaging, scheduled rebalancing, or scheduled asset allocation programs;
  Purchases and sales of fund shares in the amount of $5,000 or less;
  Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
  Transactions initiated by us, another member of the ING family of companies, or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter (once per year) warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (VRU), telephone calls to the ING Customer Service Center, or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative, or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity, and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

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Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

The Company does not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors, and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding contract owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner transactions, this information may include personal contract owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s transactions if the fund determines that the contract owner has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of purchase payments or contract value to the fund or all funds within the fund family.

Charges for Transfers. We currently do not charge for transfers.

Value of Your Transferred Dollars. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at our the address listed in “Contract Overview-Questions: Contacting the Company,” or, if you are participating in the dollar cost averaging program, after your scheduled transfer.

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Telephone and Electronic Transactions: Security Measures. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, Internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

The Dollar Cost Averaging Program. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price. Under this program a fixed dollar amount is automatically transferred from one of your investment options to one or more of the subaccounts. Transfers from the Fixed Account under the dollar cost averaging program may be restricted. (See Appendix I.) Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program. For additional information about this program, contact your local representative or call us at the number listed in “Contract Overview - Questions: Contacting the Company.”

PURCHASE AND RIGHTS

How to Purchase

Complete the application and deliver it along with your initial purchase payment to us. Upon our approval, we will issue you a contract and set up an account for you.

Two types of contracts are available.

Installment Purchase Payment contracts. Under these contracts, you make continuing periodic payments.

Single Purchase Payment contracts. Under these contracts you make a single payment to the contract or a lump-sum transfer of amounts accumulated under a pre-existing annuity or retirement arrangement.

Payment Amounts

  The minimum payment for a single purchase payment contract is $5,000.
  Installment purchase payments must be at least $100 per month ($1,200 annually) and may not be less than $25 per payment.

Acceptance or Rejection of Your Application. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application, only with your permission. If the application is rejected, the application and any purchase payments will be returned to you.

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Allocating Purchase Payments to the Investment Options. We will allocate your purchase payments among the investment options you select. Allocations must be in whole percentages and there may be a limit on the number of investment options you may select. When selecting investment options, you may find it helpful to review the “Investment Options” section.

Factors to Consider in the Purchase Decision. The decision to purchase the contract should be discussed with your financial representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur when, together with your financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:

1.	Long-Term Investment - This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. Early withdrawals may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½.

2.	Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in.

3.	Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides. As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.

4.	Exchanges - Replacing an existing insurance contract with this contract may not be beneficial to you. If this contract will be a replacement for another annuity contract, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to your financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

When considering whether to purchase or participate in the contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

Other Products. We and our affiliates offer various other products with different features and terms than these contracts, which may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact your registered representative.

RIGHT TO CANCEL

When and How to Cancel. You may cancel the contract within ten days of receipt (some states require more than ten days) by returning it to the address listed in “Contract Overview-Questions: Contacting the Company” along with a written notice of cancellation.

Refunds. We will issue you a refund within seven calendar days of our receipt of your contract and written notice of cancellation. Unless your state requires otherwise, your refund will equal the purchase payments made plus any earnings or minus any losses attributable to those amounts allocated to the subaccounts. Any mortality and expense risk charges and administrative expense charges (if any) deducted during the period you held the contract will not be returned. We will not deduct an early withdrawal charge. In other words, you will bear the entire investment risk for amounts allocated among the subaccounts during this period and the amount refunded could be less than the amount paid. If your state requires, we will refund all purchase payments made.

If the purchase payments for your cancelled contract came from a rollover from another contract issued by us or one of our affiliates where an early withdrawal charge was reduced or eliminated, the purchase payments will be restored to your prior contract.

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Types of Fees

There are four types of fees or deductions that may affect your account:

Transaction Fees

Early Withdrawal Charge

Annual Maintenance Fee

Redemption Fees

Fees Deducted from Investments in the Separate Account

Mortality and Expense Risk Charge

Administrative Expense Charge

Fund Fees and Expenses

Premium and Other Taxes

Terms to Understand

  “Payment Period” (for installment purchase payment contracts) - The period of time it takes to complete the number of installment payments expected to be made to your account over a year.
  For example, if yourpayment frequency ismonthly, a payment periodis completed after 12payments are made. Ifonly 11 payments aremade, the payment periodis not completed until thetwelfth payment is made.The number of paymentperiods completed cannotexceed the number ofaccount years completed,regardless of the numberof payments made.
  “Contract Year” (for single purchase payment contracts) - A 12 month period measured from the date we establish your account, or measured from any anniversary of that date.

FEES

The following repeats and adds to information provided under “Fee Table.” Please review both sections for information on fees.

Transaction Fees Early Withdrawal Charge

Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge.

Amount. The charge is a percentage of the amount that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your contract. The schedules are listed below and appear on your contract schedule page. The charge will never be more than 8.5% of your total payments to the contract.

Early Withdrawal Charge Schedules

Schedule A - Installment Purchase Payment Contracts

Completed Payment Periods	Early Withdrawal Charge
Less than 5	5%
5 or more but less than 7	4%
7 or more but less than 9	3%
9 or more but less than 10	2%
10 or more	0%

Schedule B - Single Purchase Payment Contracts*

Completed Contract Years	Early Withdrawal Charge
Less than 5	5%
5 or more but less than 6	4%
6 or more but less than 7	3%
7 or more but less than 8	2%
8 or more but less than 9	1%
9 or more	0%

*	Schedule B also may apply to certain older contracts that accept more than one purchase payment. Check your contract to determine which early withdrawal charge schedule applies to you.

Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

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Waiver. The early withdrawal charge is waived if the withdrawal is:

  Used to provide income phase payments to you;
  Paid because of your death;
  Taken under a systematic distribution option (see “Systematic Distribution Options”);
  Taken on or after the tenth anniversary of the effective date of an installment purchase payment contract;
  Paid when your account value is $2,500 or less and no withdrawal has been taken from the account within the prior 12 months;
  Taken in part or in full from an installment purchase payment contract provided you are at least 59½ and nine purchase payment periods have been completed; or
  Taken in an amount of ten percent or less of your account value. This applies only to the first partial withdrawal in each calendar year and does not apply to full withdrawals or withdrawals under a systematic distribution option. The ten percent amount will be calculated using your account value as of the next valuation after your withdrawal request is received in good order at the address listed in “Contract Overview-Questions: Contacting the Company.” This waiver does not apply to contracts issued in the state of Washington.

Annual Maintenance Fee

Maximum Amount. $20.00 for installment purchase payment contracts. There is no maintenance fee for single purchase payment contracts.

When/How. Each year during the accumulation phase, we deduct this fee from your account value on your account anniversary. It is also deducted at the time of a full withdrawal, to the extent permitted under state law. It is deducted proportionately from each subaccount and fixed interest option in which you have interest.

Purpose. This fee reimburses us for administrative expenses related to the establishment and maintenance of your account.

Redemption Fees

Certain funds may deduct redemption fees as a result of withdrawals, transfers, or other fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your account value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Fees Deducted From Investments in the Separate Account

Mortality and Expense Risk Charge

Maximum Amount. 1.25% annually of your account value invested in the subaccounts. See “The Income Phase -Charges Deducted.”

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from any fixed interest option. This charge is deducted during the accumulation phase and the income phase.

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Purpose. This charge compensates us for the mortality and expense risks we assume under the contracts.

  The mortality risks are those risks associated with our promises to pay the death benefit available under the contract and to make lifetime income phase payments based on annuity rates specified in the contract.
  The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this charge.

Administrative Expense Charge

Maximum Amount. 0.25% . We currently do not impose this charge. We reserve the right, however, on 30 days’ notice, if allowed by your contract, to charge up to 0.25% annually of your daily net assets invested in the subaccounts.

When/How. If imposed, we will deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from the fixed interest option. This charge may be assessed during the accumulation phase and/or the income phase. If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase.

Purpose. This charge helps defray our administrative expenses that cannot be recovered by the mortality and expense risk charge described above. The charge is not intended to exceed the average expected cost of administering the contracts. We do not expect to make a profit from this charge.

Fund Fees and Expenses

As shown in the fund prospectuses and described in the “Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract holder services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

The Company or its U.S. affiliates receive substantial revenue from each of the funds or the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

In terms of total dollar amounts received, the greatest amount of revenue generally comes from assets allocated to funds managed by Directed Services LLC or other Company affiliates, which funds may or may not also be subadvised by a Company affiliate. Assets allocated to funds managed by a Company affiliate but subadvised by unaffiliated third parties generally generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue. The Company expects to make a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Types of Revenue Received from Affiliated Funds

Affiliated funds are (a) funds managed by Directed Services LLC or other Company affiliates, which may or may not also be subadvised by another Company affiliate; and (b) funds managed by a Company affiliate but that are subadvised by unaffiliated third parties.

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Revenues received by the Company from affiliated funds may include:

  A share of the management fee deducted from fund assets;
  Service Fees that are deducted from fund assets;
  For certain share classes, the Company or its affiliates may also receive compensation paid out of 12b-1 fees that are deducted from fund assets; and
  Other revenues that may be based either on an annual percentage of average net assets held in the fund by the Company or a percentage of the fund’s management fees.

These revenues may be received as cash payments or according to a variety of financial accounting techniques which are used to allocate revenue and profits across the organization. In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary in subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company.

Types of Revenue Received from Unaffiliated Funds

Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

Revenues received by the Company or its affiliates from unaffiliated funds include:

  For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets; and
  Additional payments for administrative, recordkeeping or other services which we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund prospectus. These additional payments may be used by us to finance distribution of the contract.

As of the date of this prospectus, Fidelity Investments is the only unaffiliated fund family offered through this prospectus. The Company receives the most fund revenue from Directed Services LLC and other Company affiliates.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials; targeted marketing sales opportunities; training opportunities at meetings; training modules for sales personnel; and opportunity to host due diligence meetings for representatives and wholesalers.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds.

Certain funds may be structured as “fund of funds” (including the ING VP Strategic Allocation Portfolios). These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated as well. The fund prospectuses disclose the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. These funds are identified in the investment option list on the front of this prospectus.

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Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our income phase payment rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account, see “Taxation.”

YOUR ACCOUNT VALUE

During the accumulation phase, your account value at any given time equals:

  The current dollar value of amounts held in the subaccounts, which takes into account investment performance and fees deducted from the subaccounts, plus
  The current dollar value of amounts held in the Fixed Account, including interest to date.

Subaccount Accumulation Units. When you select a fund as an investment option, your account dollars invest in “accumulation units” of the Variable Annuity Account B subaccount corresponding to that fund. The subaccount invests directly in the fund’s shares. The value of your interest in a subaccount is expressed as the number of accumulation units you hold multiplied by an “Accumulation Unit Value,” as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund’s investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge and the administrative expense charge (if any). We discuss these deductions in more detail in “Fee Table” and “Fees.”

Valuation. We determine the AUV every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

  The net assets of the fund held by the subaccount as of the current valuation; minus
  The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
  Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
  The total value of the subaccount’s units at the preceding valuation; minus
  A daily deduction for the mortality and expense risk charge and the administrative expense charge, if any, and any other fees deducted daily from investments in the separate account. See “Fees.”

The net investment rate may be either positive or negative.

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Hypothetical Illustration. As a hypothetical illustration, assume that your initial purchase payment is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that on the day we receive the purchase payment, the applicable AUV’s after the next close of business of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time) are $10 for Subaccount A and $25 for Subaccount B. Your account is credited with 300 accumulation units of Subaccount A and 80 accumulation units of Subaccount B.

$5,000 Purchase Payment		Step 1: You make an initial purchase payment of $5,000.

Step 1 ||

Step 2:
ING Life Insurance and Annuity Company		A.	You direct us to invest $3,000 in Fund A. The purchase

payment purchases 300 accumulation units of Subaccount
Step 2 ||			A ($3,000 divided by the current $10 AUV).

Variable Annuity Account B
		B.	You direct us to invest $2,000 in Fund B. The purchase
Subaccount A	Subaccount B Etc.		payment purchases 80 accumulation units of Subaccount B

300	80		($2,000 divided by the current $25 AUV).

accumulation	accumulation

units	units	Step 3: The separate account purchases shares of the
applicable funds at the then current market value (net asset
|| Step 3 ||		value or NAV).

Mutual	Mutual

Fund A	Fund B

Each fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of the initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in “Purchase and Rights.” Subsequent payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The value of subaccounts may vary day to day.

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WITHDRAWALS

Taxes, Fees and Deductions

Amounts withdrawn may be subject to one or more of the following:

  Early Withdrawal Charge
  (see “Fees - EarlyWithdrawal Charge”)
  Annual Maintenance Fee
  (see “Fees - AnnualMaintenance Fee”)
  Redemption Fees (See “Fees - Redemption Fees”)
  Tax Penalty (see “Taxation”)
  Tax Withholding (see “Taxation”)

To determine which may apply to you, refer to the appropriate sections of this prospectus, contact your local representative or call us at the number listed in “Contract Overview - Questions: Contacting the Company.”

You may withdraw all or a portion of your account value at any time during the accumulation phase.

Steps for Making A Withdrawal.

Select the withdrawal amount.

1)	Full Withdrawal: You will receive, reduced by any required tax, your account value, minus any applicable early withdrawal charge, redemption fees, and annual maintenance fee.

2)	Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge and redemption fees. See Appendix I for more information about withdrawals from the Fixed Account.

  Select investment options. If you do not specify, we will withdraw dollars from each investment option in which you have account value in the same proportion as that value bears to your total account value.
  Properly complete a disbursement form and send it to the address listed in “Contract Overview-Questions: Contacting the Company.”

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value as of the next valuation after we receive a request for withdrawal in good order at the address listed in “Contract Overview-Questions: Contacting the Company.”

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly completed disbursement form in good order.

Reinvesting a Full Withdrawal. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinvest all or a portion of the withdrawal. We must receive any reinvested amounts within 60 days of the withdrawal. We reserve the right, however, to accept a reinvestment election received more than 30 days after the withdrawal and accept proceeds received more than 60 days after the withdrawal. We will credit your account for the amount reinvested based upon the subaccount values next computed following our receipt of your request and the amount to be reinvested. We will credit the amount reinvested proportionally for annual maintenance fees and for early withdrawal charges imposed at the time of withdrawal. We will deduct from the amount reinvested any annual maintenance fee which fell due after the withdrawal and before the reinvestment. We will reinvest in the same investment options and proportions in place at the time of withdrawal.

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SYSTEMATIC DISTRIBUTION OPTIONS

Features of a Systematic

These options may be exercised at any time during the accumulation phase of the Distribution Option contract. A systematic distribution option allows you to receive The following systematic distribution options may be available: regular payments from your contract, without moving into

  SWO - Systematic Withdrawal Option. SWO is a series of automatic the income phase. By partial withdrawals from your account based on a payment method you remaining in the accumulation select. Consider this option if you would like a periodic income while phase, you retain certain rights retaining investment flexibility for amounts accumulated in the account.

Other Systematic Distribution Options. We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your local representative or by calling us at the number listed in “Contract Overview - Questions: Contacting the Company.”

Systematic Distribution Option Availability. If allowed by applicable law, we may discontinue the availability of one or more of the systematic distribution options for new elections at any time, and/or to change the terms of future elections.

Eligibility for a Systematic Distribution Option. To determine if you meet the age and account value criteria and to assess terms and conditions that may apply, contact your local representative or the Company at the number listed in “Contract Overview - Questions: Contacting the Company.”

Terminating a Systematic Distribution Option. You may revoke a systematic distribution option at any time by submitting a written request to the address listed in “Contract Overview-Questions: Contacting the Company.” Once you revoke an option, you may not elect it again, until the next calendar year, nor may you elect any other systematic distribution option that may be available, unless you are allowed under the Internal Revenue Code of 1986, as amended (Tax Code).

Charges and Taxation. When you elect a systematic distribution option, your account value remains in the accumulation phase and subject to the charges and deductions described in the “Fees” and “Fee Table” sections. Taking a withdrawal under a systematic distribution option may have tax consequences. See “Taxation.”

and investment flexibility not available during the income phase. Because the account remains in the accumulation phase, all accumulation phase charges continue to apply.

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DEATH BENEFIT

This section provides information about the death benefit during the accumulation phase. For death benefit information applicable to the income phase, see “The Income Phase.”

During the Accumulation Phase

Who Receives the Death Benefit? If you would like certain individuals or entities to receive a death benefit when it becomes payable, you may name them as your beneficiaries. If you die and no beneficiary exists, the death benefit will be paid in a lump sum to your estate.

Designating Your Beneficiary. You may designate a beneficiary on your application or by contacting your local representative or us as indicated in “Contract Overview - Questions: Contacting the Company.”

When is a Death Benefit Payable? During the accumulation phase a death benefit is payable when you, the contract holder, die.

Death Benefit Amount. The death benefit will equal your account value as of the next time we value your account after the date on which we receive proof of death and a payment request in a form acceptable to us. In addition to this amount, some states require we pay interest on fixed interest options, calculated from date of death at a rate specified by law.

Death Benefit - Methods of Payment

(For payment options during the income phase, see “The Income Phase.”)

If you die during the accumulation phase of your contract, the following payment options are available to your beneficiary, if allowed by the Tax Code:

  Lump-sum payment; or
  Payment in accordance with any of the available income phase payment plans. See “The Income Phase - Payment Plans.”

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited under this account may be less than under other settlement options.

The following options are also available, however, the Tax Code limits how long the death benefit proceeds may be left in these options:

  Leave the account value invested in the contract; or
  Leave the account value on deposit in the Company’s general account, and receive monthly, quarterly, semi-annual or annual interest payments at the interest rate then being credited on such deposits. Your beneficiary can withdraw the balance on deposit at any time or request to receive payment in accordance with any of the available income phase payment plans. See “The Income Phase - Payment Plans.”

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Steps Required for Death Benefits to be Paid to Your Beneficiary:

1.	You must have designated a beneficiary(ies) for your contract;

2.	Your beneficiary or someone on their behalf must provide us with proof of your death acceptable to us; and

3.	Your beneficiary must elect one of the payment options available under the contract.

We will not pay any death proceeds until the beneficiary elects a method of payment. Prior to the election of a payment method by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary will have the right to allocate or transfer amounts among available investment options. (Limitations may apply to transfers from the Fixed Account -see Appendix I.)

We will mail payment to the beneficiary within seven calendar days after we receive proof of death and an election of the method of payment acceptable to us.

Taxation. In general, payments received by your beneficiary after your death are taxed to the beneficiary in the same manner as if you had received those payments. Additionally, your beneficiary may be subject to tax penalties if he or she does not begin receiving death benefit payments within the time frame required by the Tax Code. See “Taxation.”

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THE INCOME PHASE

We may have used the following terms in prior prospectuses:

Annuity Phase - Income Phase

Annuity Option - Income Phase Payment Option

Annuity Payment - Income Phase Payment

Annuitization - Initiating Income Phase Payments

During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.

Initiating Payments. At least 30 days before the date you want to start receiving income phase payments, you must notify us in writing of all of the following:

  Payment start date;
  Income phase payment option (see the payment options table in this section);
  Payment frequency (i.e. monthly, quarterly, semi-annually or annually);
  Choice of fixed or variable payments or a combination of fix and variable payments; and
  Selection of an assumed net investment rate (only if variable payments are elected).

Your account will continue in the accumulation phase until you properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed.

What Affects Payment Amounts? Some of the factors that may affect the amount of your income phase payments include your age, gender, account value, the income phase payment option selected, the number of guaranteed payments (if any) selected, and whether you select fixed, variable or a combination of both fixed and variable payments, and, for variable payments, the assumed net investment rate selected.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account. The amount of fixed payments does not vary with investment performance over time.

Variable Payments. Amounts funding your variable income phase payments will be invested in subaccount(s) you select. Not all subaccounts available during the accumulation phase may be available during the income phase. Currently, ING VP Balanced Portfolio, Inc., ING VP Intermediate Bond Portfolio and ING VP Growth and Income Portfolio are the only subaccounts available during the income phase. For variable payments, you must also select an assumed net investment rate.

Assumed Net Investment Rate. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3.5% . If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

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If you select a 3.5% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment performance of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI. See “Contract Overview - Questions: Contacting the Company.”

Minimum Payment Amounts. The income phase payment option you select must result in:

  A first income phase payment of at least $20; or
  Total yearly income phase payments of at least $100.

If your account value is too low to meet these minimum payment amounts you will receive one lump-sum payment.

Restrictions on Start Dates and the Duration of Payments. When income phase payments start, the age of the annuitant plus the number of years for which payments are guaranteed may not exceed 95.

Income phase payments will not begin until you have selected an income phase payment option. Failure to select an income phase payment option may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering this course of action.

Charges Deducted. When you select an income payment phase option (one of the options listed in the tables immediately below), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under variable income phase payout options and is applicable to all variable income phase payout options, including variable nonlifetime options under which we do not assume mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to make a profit from this fee, we do not always do so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options. We may also deduct a daily administrative charge of 0.25% annually from amounts held in the subaccounts.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the income phase payment option table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for payment in good order at the address listed in “Contract Overview-Questions: Contacting the Company.” If the continuing income phase payments are elected, the beneficiary may not elect to receive a lump-sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments we made after the date of death.

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited under this account may be less than under other settlement options.

Partial Entry into the Income Phase. You may elect an income phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; consult a tax adviser before electing this option. The same or a different income phase payment option may be selected for the portion left invested in the accumulation phase.

Taxation. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See “Taxation” for additional information.

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Income Phase Payment Options

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the contract from time to time.

Once income phase payments begin, the income phase payment option selected may not be changed.

Terms to understand:

Annuitant(s): The person(s) on whose life expectancy(ies) the income phase payments are based. Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

Lifetime Income Phase Payment Options Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be
Life Income

made if the annuitant dies prior to the second payment’s due date. Death Benefit - None: All payments end upon the annuitant’s death.

Length of Payments: For as long as the annuitant lives, with payments guaranteed for your choice of 5, 10, 15 or 20 years or as otherwise specified in the contract.

Life Income - Guaranteed Payments*

Death Benefit - Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining guaranteed payments unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made if both annuitants die before the second payment’s due date.

Continuing Payments:

Life Income - Two Lives

(a) When you select this option you choose for 100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or (b) 100% of the payment to continue to the annuitant on the second annuitant’s death, and 50% of the payment will continue to the second annuitant on the annuitant’s death.

Death Benefit - None: All payments end upon the death of both annuitants.

Length of Payments: For as long as either annuitant lives, with payments guaranteed for a minimum of 120 months.

Life Income - Two Lives with Guaranteed Payments*

Continuing Payments: 100% of the payment will continue to the surviving annuitant after the first death.

Death Benefit - Payment to the Beneficiary: If both annuitants die before the guaranteed payments have all been paid, we will continue to pay the beneficiary the remaining guaranteed payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Nonlifetime Income Phase Payment Options

Length of Payment: You may select payments for 3-30 years. In certain cases a lump-sum payment may be requested at any time. (see below)

Nonlifetime- Guaranteed Payments*

Death Benefit - Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining guaranteed payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Lump-Sum Payment: If the Nonlifetime - Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Any such lump-sum payment will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. If the early withdrawal charge is based on completed purchase payment periods, each year that passes after income payments have begun is treated as a completed purchase payment period even though no additional purchase payments have been made. See “Fees - Early Withdrawal Charge.” We will send lump-sum payments within seven calendar days after we receive the request for payment in good order at the address listed in “Contract Overview-Questions: Contacting the Company.”

Calculation of Lump-Sum Payments: If a lump-sum payment is available under the income phase payment options above, the rate used to calculate the present value for the remaining guaranteed payments is the same rate we used to calculate the income phase payments (i.e. the actual fixed rate used for the fixed payments or the 3.5% or 5% assumed net investment rate used for variable payments).

*Guaranteed period payments may not extend beyond the shorter of your life expectancy or until your age 95.

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CONTRACT DISTRIBUTION

General. The Company’s subsidiary, ING Financial Advisers, LLC, serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the Financial Industry Regulatory Authority (“FINRA”) and the Securities Investor Protection Corporation (“SIPC”). ING Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774.

The contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers, LLC or other broker-dealers that have or may enter into a selling arrangement with ING Financial Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the contracts as “distributors.”

All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

The following is a list of broker-dealers that are affiliated with the Company:

1)	Bancnorth Investment Group, Inc.

2)	Directed Services LLC

3)	Financial Network Investment Corporation

4)	Guaranty Brokerage Services, Inc.

5)	ING America Equities, Inc.

6)	ING DIRECT Securities, Inc.

7)	ING Financial Markets LLC

8)	ING Financial Partners, Inc.

9)	ING Funds Distributor, LLC

10)	ING Investment Management Services LLC

11)	ING Private Wealth Management LLC

12)	Multi-Financial Securities Corporation

13)	PrimeVest Financial Services, Inc.

14)	ShareBuilder Securities Corporation

15)	Systematized Benefits Administrators, Inc.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract holders or the separate account. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Occasionally, ING Financial Advisers, LLC may enter into arrangements with independent entities to help find broker-dealers or banks interested in distributing the contract or to provide training, marketing and other sales-related functions, or administrative services. We will reimburse such entities for expenses related to and may pay fees to such entities in return for these services.

ING Financial Advisers, LLC may also contract with independent third party broker-dealers who will act as wholesalers by assisting us in selecting broker-dealers or banks interested in acting as distributors. These wholesalers may also provide training, marketing and other sales related functions to the distributors and may provide certain administrative services in connection with the contract. ING Financial Advisers, LLC may pay such wholesalers compensation based upon purchase payments to contracts purchased through distributors that they select.

ING Financial Advisers, LLC may also designate third parties to provide services in connection with the contracts such as reviewing applications for completeness and compliance with insurance requirements and providing the distributors with approved marketing material, prospectuses or other supplies. These parties may also receive payments for their services based upon purchase payments. ING Financial Advisers, LLC will pay all costs and expenses related to these services.

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Commission Payments. There is no commission paid in connection with the sale of the Direct contracts. Persons who offer and sell the Mentor contracts may be paid a commission. The commission paid on transferred assets and recurring payments made during the first year of the participant account range up to 4.0% . After the first year of the participant account, renewal commissions up to 0.50% may be paid on recurring payments up to the amount of the previous year’s payments, and commissions of up to 6.0% may be paid on recurring payments in excess of this amount. In addition, the Company may pay an asset based commission ranging up to 0.10% .

Commissions and annual payments, when combined, could exceed 4.0% of total premium payments. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products. These other promotional incentives or payments may not be offered to all distributors, and may be limited only to ING Financial Advisers, LLC and other distributors affiliated with the Company.

We may also enter into special compensation arrangements with certain selling firms based on those firms’ aggregate or anticipated sales of the contracts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with premium payments received for a limited time period, within the maximum 2.75% commission rate noted above. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. These special compensation arrangements may also be limited only to ING Financial Advisers, LLC and other distributors affiliated with the Company. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

In addition to direct cash compensation for sales of contracts described above, ING Financial Advisers, LLC may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

  Marketing/distribution allowances that may be based on the percentages of purchase payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;
  Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;
  Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;
  Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;
  Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and
  Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

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The following is a list of the top 25 selling firms that, during 2007, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received.

1)	Symetra Investment Services, Inc.

2)	AIG Financial Advisors Inc.

3)	Financial Network Investment Corporation

4)	Linsco/Private Ledger Corp.

5)	Lincoln Investment Planning, Inc.

6)	Walnut Street Securities, Inc.®

7)	Valor Insurance Agency, Inc.

8)	NFP Securities, Inc.

9)	ING Financial Partners, Inc.

10)	National Planning Corporation

11)	Multi-Financial Securities Corporation

12)	Jefferson Pilot Securities Corporation

13)	Securities America, Inc.

14)	Cadaret, Grant & Co., Inc.

15)	Wachovia Securities, LLC

16)	First Heartland® Capital, Inc.

17)	Northwestern Mutual Investment Services, LLC

18)	A.G. Edwards & Sons, Inc.

19)	Financial Telesis Inc./JHW Financial & Insurance Services

20)	Tower Square Securities, Inc.

21)	Mutual Service Corporation

22)	Morgan Keegan and Company, Inc.

23)	Ameritas Investment Corp.

24)	Lincoln Financial Advisors Corp.

25)	Waterstone Financial Group

If the amounts paid to ING Financial Advisers, LLC were included, ING Financial Advisers, LLC would be first on the list.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another Company, and may also provide a financial incentive to promote one of our contracts over another.

Third Party Compensation Arrangements.

  The Company may seek to promote itself and the contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations.
  The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request.
  At the direction of the contract holder, we may make payments to the contract holder, its representatives or third party service providers intended to defray or cover the costs of plan or program related administration.

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TAXATION

In this Section

I.	Introduction

II.	Taxation of Nonqualified

Contracts

III. Possible Changes in Taxation

IV. Taxation of the Company

When consulting a tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.

I. Introduction

This section discusses our understanding of current federal income tax laws affecting the contracts. You should keep the following in mind when reading it:

  Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contracts;
  Tax laws change. It is possible that a change in the future could affect contracts issued in the past;
  This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions; and
  We do not make any guarantee about the tax treatment of the contract or any transaction involving the contracts.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contracts, consult a tax adviser. No attempt is made to provide more than general information about the use of the contracts with tax-qualified retirement arrangements. For more comprehensive information contact the Internal Revenue Service (IRS).

Nonqualified Contracts

The contracts may be purchased on a non-tax-qualified basis (nonqualified contracts). Nonqualified contracts are purchased with after-tax contributions and are not related to retirement plans or programs that receive special income tax treatment under the Tax Code.

II. Taxation of Nonqualified Contracts

Taxation of Gains Prior to Distribution

Tax Code section 72 governs taxation of annuities in general. We believe that if you are a natural person you will generally not be taxed on increases in the value of a nonqualified contract until a distribution occurs or until income phase payments begin. This assumes that the contracts will qualify as annuity contracts for federal income tax purposes. In order to be eligible to receive deferral of taxation, the requirements listed below must be satisfied.

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     Investor Control. Although earnings under the contracts are generally not taxed until withdrawn, the IRS has stated in published rulings that a variable contract holder will be considered the owner of separate account assets if the contract holder possesses incidents of investment control over the assets. In these circumstances income and gains from the separate account assets would be currently includible in the variable contract holder’s gross income. Future guidance regarding the extent to which contract holders can direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contracts as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

     Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Tax Code requires any nonqualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of your death. The nonqualified contracts contain provisions that are intended to comply with these Tax Code requirements although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

     Non-Natural Holders of a Nonqualified Contract. If you are not a natural person, a nonqualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase over the year in the account value, adjusted for purchase payments made during the year, amounts previously distributed and amounts previously included in income. There are some exceptions to this rule and a non-natural person should consult with its tax adviser prior to purchasing the contract. A non-natural person exempt from federal income taxes should consult with its tax adviser regarding treatment of income on the contract for purposes of the unrelated business income tax. When the contract holder is not a natural person, a change in annuitant is treated as the death of the contract holder. Delayed Income Phase Start Date. If the contract’s income phase start date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g. age 95), it is possible that the contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the contract could be currently includible in your income.

     Diversification. Internal Revenue Code Section 817(h) requires investments within a separate account to be adequately diversified. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification, and the Internal Revenue Service has published various revenue rulings and private letter rulings addressing diversification issues. To be adequately diversified, each subaccount and its corresponding fund must meet certain tests. If these tests are not met, you would then be subject to federal income tax on income under your contract as you earn it. Each subaccount’s corresponding fund has represented that it will meet the diversification standards that apply to your contract. Accordingly, we believe it is reasonable to conclude that the diversification requirements have been satisfied. If it is determined, however, that your contract does not satisfy the applicable diversification regulations and rulings because a subaccount’s corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate and reasonable steps to bring your contract into compliance with such regulations and rulings, and we reserve the right to modify your contract as necessary in order to do so.

Taxation of Distributions

     General. When a withdrawal from a nonqualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any early withdrawal charge) immediately before the distribution over the contract holder’s investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

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In the case of a full withdrawal from a nonqualified contract, the amount received generally will be taxable only to the extent it exceeds the contract holder’s cost basis in the contract.

     10% Penalty. A 10% penalty tax applies to the taxable portion of a distribution from a nonqualified deferred annuity contract unless certain exceptions apply, including one or more of the following:

a)	You have attained age 59½;

b)	You have become disabled as defined in the Tax Code;

c)	You (or the annuitant if the contract holder is a non-natural person) have died;

d)	The distribution is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or

e)	The distribution is allocable to investment in the contract before August 14, 1982.

The 10% penalty does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making 1035 exchanges.

If your contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, any distributions other than income phase payments will be treated, for tax purposes, as coming:

First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the contract;

  Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;
  Then, from any remaining “income on the contract”; and
  Lastly, from any remaining “investment in the contract.”

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a nonqualified annuity into a deferred annuity or an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax-reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.

     Taxation of Income Phase Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each income phase payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an income phase payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of income phase payments, as determined when income phase payments start. Once your investment in the contract has been fully recovered, however, the full amount of each subsequent income phase payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations as withdrawals rather than as income phase payments. Please consult your tax adviser before electing partial annuitization.

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     Death Benefits. Amounts may be distributed from the contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, such amounts are taxed in the same manner as a full withdrawal of the contract, or (ii) if distributed under a payment option, such amounts are taxed in the same way as income phase payments. Special rules may apply to amounts distributed after a beneficiary has elected to maintain contract value and receive payments.

Different distribution requirements apply if your death occurs:

  After you begin receiving income phase payments under the contract; or
  Before you begin receiving such distributions.

If your death occurs after you begin receiving income phase payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving income phase payments, your entire balance must be distributed within five years after the date of your death. For example, if you died on September 1, 2008, your entire balance must be distributed by August 31, 2013 However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:

  Over the life of the designated beneficiary; or
  Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract holder. If the contract holder is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for death of a contract holder.

The contract offers a death benefit that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the contract.

     Assignment and Other Transfers. A transfer, pledge, or assignment of ownership of a nonqualified contract, the selection of certain annuity dates, or the designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are not discussed herein. The assignment, pledge or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. Anyone contemplating any such designation, transfer, assignment, selection or exchange should contact a tax adviser regarding the potential tax effects of such a transaction.

Immediate Annuities. Under Section 72 of the Tax Code, an immediate annuity means an annuity (i) that is purchased with a single premium, (ii) with income phase payments starting within one year of the date of purchase, and (iii) that provides a series of substantially equal periodic payments made annually or more frequently. While this contract is not designed as an immediate annuity, treatment as an immediate annuity would have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain exchanges.

Multiple Contracts. Tax laws require that all deferred nonqualified annuity contracts that are issued by a company or its affiliates to the same contract holder during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code section 72(e) through the serial purchase of annuity contracts or otherwise.

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Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of income phase payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

If you or your designated beneficiary is a non-resident alien, then any witholding is governed by Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status.

III. Possible Changes in Taxation

Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). The Pension Protection Act of 2006 made permanent pension and IRA provisions under the Economic Growth and Tax Relief Reconciliation Act of 2001. You should consult a tax adviser with respect to legislative developments and their effect on the contract.

IV. Taxation of the Company

We are taxed as a life insurance company under the Tax Code. Variable Annuity Account B is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

OTHER TOPICS Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:

  On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings) or when trading on the New York Stock Exchange is restricted;
  When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount’s assets; or
  During any other periods the SEC may by order permit for the protection of investors.

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The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Performance Reporting

We may advertise different types of historical performance for the subaccounts including:

  Standardized average annual total returns; and
  Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccounts over the most recent month-end, one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained. Standardized average annual total returns reflect deduction of all recurring charges during each period (i.e. mortality and expense risk charges, annual maintenance fees, administrative expense charges, if any, and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of an annual maintenance fee. If we reflected these charges in the calculation it would decrease the level of performance reflected by the calculation. Non-standardized returns may include performance from the fund’s inception date, if that date is earlier than the one we use for standardized returns.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. We will vote shares for which we receive no instructions in the same proportion as those for which we receive instructions. You will receive periodic reports relating to the funds in which you have an interest as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.

  During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.
  During the income phase the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

Contract Modification

We may change the contract as required by federal or state law or as otherwise permitted in the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

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Transfer of Ownership: Assignment

We will accept assignments or transfers of ownership where such assignments are not prohibited, with proper notification. The date of any such assignment or transfer of ownership will be the date we receive the notification at the address listed in “Contract Overview-Questions: Contacting the Company.” An assignment or transfer of ownership may have tax consequences and you should consult with a tax adviser before assigning or transferring ownership of the contract.

An assignment of a contract will only be binding on the Company if it is made in writing and sent to us at the address listed in “Contract Overview-Questions: Contacting the Company.” We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from such failure. Otherwise, we are not responsible for the validity of any assignment. Your rights and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Legal Matters and Proceedings

We are not aware of any pending legal proceedings which involve the separate account as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract (the “distributor”), is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

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CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. The following is a list of the contents of the SAI.

General Information and History
Variable Annuity Account B
Offering and Purchase of Contract
Income Phase Payments
Sales Material and Advertising
Independent Registered Public Accounting Firm
Financial Statements of the Separate Account

Consolidated Financial Statements of ING Life Insurance and Annuity Company

You may request an SAI by calling the Company at the number listed in “Contract Overview - Questions: Contacting the Company.”

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APPENDIX I FIXED ACCOUNT

The Fixed Account is an investment option available during the accumulation phase of the contract.

Additional information about this option may be found in the contract.

Amounts allocated to the Fixed Account are held in the Company’s general account, which supports insurance and annuity obligations.

General Disclosure.

  Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended.
  Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.
  The SEC has not reviewed disclosure in this Appendix regarding the Fixed Account.

Interest Rates.

  The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will receive a compound interest rate as credited by us. The rate we quote is an annual effective yield. Among other factors, the safety of the interest rate guarantee depends upon the claims-paying ability of the Company.
  Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Withdrawals. Except for contracts issued in the state of New York, withdrawals from the Fixed Account over $250,000 (for contracts issued prior to 1988) or $500,000 (for contracts issued after 1988) will be paid pursuant to a five year schedule. See your contract for details. Under certain emergency conditions, some contracts allow us to defer payment of any withdrawal for period of up to 6 months or as provided by applicable federal or state law.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See “Fees.”

Transfers. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option once during each calendar year. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account.

By notifying us at the address listed in “Contract Overview-Questions: Contacting the Company” at least 30 days before income payments begin you may elect to have amounts transferred to one or more of the funds available during the income phase to provide variable payments.

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     APPENDIX II DESCRIPTION OF UNDERLYING FUNDS

List of Fund Name Changes

Current Fund Name ING BlackRock Global Science and Technology Portfolio

Former Fund Name ING VP Global Science and Technology Portfolio

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge at the address and telephone number listed in “Contract Overview – Questions: Contacting the Company,” by accessing the SEC’s web site or by contacting the SEC Public Reference Branch.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of each fund offered through your contract, please see the cover page.

Investment Adviser/

Fund Name	Subadviser	Investment Objective(s)

Fidelity Ò Variable Insurance	Fidelity Management &	Seeks long-term capital appreciation.
Products – Fidelity Ò VIP	Research Company
Contrafund Ò Portfolio
Subadvisers:
FMR Co., Inc.; Fidelity
Research & Analysis
Company; Fidelity
Management &
Research (U.K.) Inc.;
Fidelity International
Investment Advisors;
Fidelity International
Investment Advisors
(U.K.) Limited; Fidelity
Investments Japan
Limited.

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Investment Adviser/

Fund Name	Subadviser	Investment Objective(s)

Fidelity Ò Variable Insurance	Fidelity Management &	Seeks reasonable income. Also
Products – Fidelity Ò VIP Equity-	Research Company	considers the potential for capital
Income Portfolio		appreciation. Seeks to achieve a yield
	Subadviser:	which exceeds the composite yield on
	FMR Co., Inc.; Fidelity	the securities comprising the Standard &
	Research & Analysis	Poor's 500SM Index (S&P 500® ).
Company; Fidelity
Management & Research
(U.K.) Inc.; Fidelity
International Investment
Advisors; Fidelity International
Investment Advisors (U.K.)
Limited; Fidelity Investments
Japan Limited

Fidelity Ò Variable Insurance	Fidelity Management &	Seeks to achieve capital appreciation.
Products – Fidelity Ò VIP Growth	Research Company
Portfolio
Subadviser:
FMR Co., Inc.; Fidelity
Research & Analysis
Company; Fidelity
Management & Research
(U.K.) Inc.; Fidelity
International Investment
Advisors; Fidelity International
Investment Advisors (U.K.)
Limited; Fidelity Investments
Japan Limited

Fidelity Ò Variable Insurance	Fidelity Management &	Seeks long-term growth of capital.
Products – Fidelity Ò VIP Overseas	Research Company
Portfolio
Subadvisers: FMR Co., Inc.;
Fidelity Research & Analysis
Company; Fidelity
Management & Research
(U.K.) Inc.; Fidelity
International Investment
Advisors; Fidelity International
Investment Advisors (U.K.)
Limited; Fidelity Investments
Japan Limited.

ING Variable Portfolios, Inc. - ING	ING Investments, LLC	Seeks long-term capital appreciation.
BlackRock Global Science and
Technology Portfolio	Subadviser: BlackRock
Advisors, LLC

ING Investors Trust – ING	Directed Services LLC	Seeks long-term growth of capital.
BlackRock Large Cap Growth
Portfolio	Subadviser: BlackRock
Investment Management, LLC

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Investment Adviser/

Fund Name	Subadviser	Investment Objective(s)

ING Partners, Inc. – ING Legg	Directed Services LLC	Seeks long-term growth of capital.
Mason Partners Aggressive
Growth Portfolio	Subadviser: ClearBridge
Advisors, LLC (ClearBridge)

ING Partners, Inc. – ING	Directed Services LLC	Seeks capital appreciation.
Oppenheimer Global Portfolio
Subadviser:
OppenheimerFunds, Inc.
(Oppenheimer)

ING Partners, Inc. – ING	Directed Services LLC	Seeks a high level of current income
Oppenheimer Strategic Income		principally derived from interest on debt
Portfolio	Subadviser:	securities.
OppenheimerFunds, Inc.
(Oppenheimer)

ING Partners, Inc. – ING T. Rowe	Directed Services LLC	Seeks long-term capital appreciation.
Price Diversified Mid Cap
Growth Portfolio	Subadviser: T. Rowe Price
Associates, Inc. (T. Rowe
Price)

ING Partners, Inc. – ING T. Rowe	Directed Services LLC	Seeks long-term capital growth, and
Price Growth Equity Portfolio		secondarily, increasing dividend income.
Subadviser: T. Rowe Price
Associates, Inc. (T. Rowe
Price)

ING Partners, Inc. - ING Templeton	Directed Services LLC	Seeks long-term capital growth.
Foreign Equity Portfolio
Subadviser: Templeton
Investment Counsel, LLC
(Templeton)

ING Partners, Inc. – ING	Directed Services LLC	Seeks capital appreciation.
Thornburg Value Portfolio
Subadviser: Thornburg
Investment Management
(Thornburg)

ING Partners, Inc. – ING UBS U.S.	Directed Services LLC	Seeks long-term growth of capital and
Large Cap Equity Portfolio		future income.
Subadviser: UBS Global
Asset Management (Americas)
Inc. (UBS Global AM)

ING Investors Trust - ING Van	Directed Services LLC	Seeks long-term capital appreciation.
Kampen Capital Growth Portfolio
Subadviser: Van Kampen

ING Partners, Inc. – ING Van	Directed Services LLC	Seeks total return, consisting of long-
Kampen Equity and Income		term capital appreciation and current
Portfolio	Subadviser: Van Kampen	income.

ING VP Balanced Portfolio, Inc.	ING Investments, LLC	Seeks to maximize investment return,
consistent with reasonable safety of
	Subadviser: ING Investment	principal, by investing in a diversified
	Management Co.	portfolio of one or more of the following
asset classes: stocks, bonds and cash
equivalents, based on the judgment of
the Portfolio's management, of which of
those sectors or mix thereof offers the
best investment prospects.

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Investment Adviser/

Fund Name	Subadviser	Investment Objective(s)

ING Variable Funds – ING VP	ING Investments, LLC	Seeks to maximize total return through
Growth and Income Portfolio		investments in a diversified portfolio of
	Subadviser: ING	common stocks and securities convertible into
	Investment	common stock.
Management Co.

ING Investors Trust – ING VP	ING Investments, LLC	Seeks to outperform the total return
Index Plus International Equity		performance of the Morgan Stanley Capital
Portfolio	Subadviser: ING	International Europe Australasia and Far East®
	Investment	Index (“MSCI EAFE® Index”), while
	Management Advisors,	maintaining a market level of risk.
B.V.

ING VP Intermediate Bond	ING Investments, LLC	Seeks to maximize total return consistent with
Portfolio		reasonable risk, through investment in a
	Subadviser: ING	diversified portfolio consisting primarily of debt
	Investment	securities.
Management Co.

ING VP Money Market Portfolio	ING Investments, LLC	Seeks to provide high current return, consistent
with preservation of capital and liquidity,
	Subadviser: ING	through investment in high-quality money
	Investment	market instruments. There is no guarantee
	Management Co.	that the ING VP Money Market Subaccount
will have a positive or level return.

ING Strategic Allocation Portfolios,	ING Investments, LLC	Seeks to provide total return consistent with
Inc. – ING VP Strategic		preservation of capital.
Allocation Conservative Portfolio	Subadviser: ING
Investment
Management Co.

ING Strategic Allocation Portfolios,	ING Investments, LLC	Seeks to provide capital appreciation.
Inc. – ING VP Strategic
Allocation Growth Portfolio	Subadviser: ING
Investment
Management Co.

ING Strategic Allocation Portfolios,	ING Investments, LLC	Seeks to provide total return (i.e., income and
Inc. – ING VP Strategic		capital appreciation, both realized and
Allocation Moderate Portfolio	Subadviser: ING	unrealized).

Investment
Management Co.

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Except for subaccounts which did not commence operations as of December 31, 2007, the following tables give (1) the accumulation unit value (AUV) at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account B available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2007 the “Value at beginning of period” shown is the value at first date of investment.

APPENDIX III CONDENSED FINANCIAL INFORMATION

TABLE I

FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
(Selected data for accumulation units outstanding throughout each period)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998

FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$31.94	$28.95	$25.07	$21.98	$17.33	$19.354	$22.333	$24.217	$19.735	$15.374
Value at end of period	$37.09	$31.94	$28.95	$25.07	$21.98	$17.33	$19.354	$22.333	$24.217	$19.735
Number of accumulation units outstanding at end of period	507,337	603,500	638,978	578,222	459,840	368,356	350,846	365,499	449,134	488,102
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$26.50	$22.33	$21.35	$19.39	$15.06	$18.363	$19.565	$18.272	$17.40	$15.784
Value at end of period	$26.57	$26.50	$22.33	$21.35	$19.39	$15.06	$18.363	$19.565	$18.272	$17.40
Number of accumulation units outstanding at end of period	345,239	390,753	444,733	517,940	447,621	362,704	304,410	204,704	236,374	298,921
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$18.95	$17.96	$17.19	$16.83	$12.83	$18.588	$22.858	$25.999	$19.155	$13.904
Value at end of period	$23.76	$18.95	$17.96	$17.19	$16.83	$12.83	$18.588	$22.858	$25.999	$19.155
Number of accumulation units outstanding at end of period	206,681	248,285	300,061	376,032	444,798	424,020	497,068	536,656	474,649	324,558
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$20.71	$17.76	$15.11	$13.46	$9.51	$12.077	$15.514	$19.419	$13.786	$12.381
Value at end of period	$24.00	$20.71	$17.76	$15.11	$13.46	$9.51	$12.077	$15.514	$19.419	$13.786
Number of accumulation units outstanding at end of period	128,515	129,186	131,286	132,647	99,214	41,584	40,745	33,208	37,275	54,226
ING BLACKROCK GLOBAL SCIENCE AND
TECHNOLOGY PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period	$4.21	$3.98	$3.60	$3.70	$2.57	$4.436	$5.831	$9.558
Value at end of period	$4.95	$4.21	$3.98	$3.60	$3.70	$2.57	$4.436	$5.831
Number of accumulation units outstanding at end of period		131,384	184,668	238,094	325,256	240,058	172,469	127,430
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.67
Value at end of period	$10.40
Number of accumulation units outstanding at end of period	207,180
ING FMRSM LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.34
Value at end of period	$10.12
Number of accumulation units outstanding at end of period	1,342

CFI 1

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING JPMORGAN INTERNATIONAL PORTFOLIO
Value at beginning of period	$30.07	$24.91	$22.92	$19.52	$15.27	$18.876	$26.16	$32.942	$21.057	$17.903
Value at end of period	$32.69	$30.07	$24.91	$22.92	$19.52	$15.27	$18.876	$26.16	$32.942	$21.057
Number of accumulation units outstanding at end of period	173,310	182,613	200,117	209,092	202,506	216,775	254,404	286,301	316,726	360,392
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period	$17.08	$15.69	$14.25	$13.15	$9.64	$15.086	$20.426	$29.04	$19.489	$15.219
Value at end of period	$16.60	$17.08	$15.69	$14.25	$13.15	$9.64	$15.086	$20.426	$29.04	$19.489
Number of accumulation units outstanding at end of period	200,911	246,323	280,808	327,368	365,960	353,915	420,422	455,264	485,026	695,813
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.57	$11.65	$10.01
Value at end of period	$14.29	$13.57	$11.65
Number of accumulation units outstanding at end of period	768,015	872,887	946,187
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.72	$10.01	$9.88
Value at end of period	$11.51	$10.72	$10.01
Number of accumulation units outstanding at end of period	279,773	212,296	235,801
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.95	$11.09	$9.93
Value at end of period	$13.39	$11.95	$11.09
Number of accumulation units outstanding at end of period	612,088	691,090	810,723
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$23.96	$21.41	$20.42	$18.80	$14.54	$19.189	$21.643	$21.922	$18.146	$14.40
Value at end of period	$26.01	$23.96	$21.41	$20.42	$18.80	$14.54	$19.189	$21.643	$21.922	$18.146
Number of accumulation units outstanding at end of period	145,889	164,311	196,161	217,537	218,596	192,650	212,838	192,790	177,799	287,914
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$30.57	$26.49	$26.41	$23.69	$18.73	$27.159	$36.551	$39.254	$26.713	$21.343
Value at end of period	$32.37	$30.57	$26.49	$26.41	$23.69	$18.73	$27.159	$36.551	$39.254	$26.713
Number of accumulation units outstanding at end of period	114,239	117,112	147,962	177,277	204,828	249,445	300,792	335,970	278,562	303,746
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$17.71	$15.66	$14.50	$12.79	$10.37	$13.976	$17.889	$18.963	$15.481	$12.744
Value at end of period	$17.70	$17.71	$15.66	$14.50	$12.79	$10.37	$13.976	$17.889	$18.963	$15.481
Number of accumulation units outstanding at end of period	194,855	215,491	248,139	261,134	279,653	300,021	351,117	395,373	408,870	605,271
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.89	$10.69	$9.98
Value at end of period	$12.16	$11.89	$10.69
Number of accumulation units outstanding at end of period	523,595	608,591	666,187

CFI 2

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period	$28.72	$26.44	$25.68	$23.77	$20.25	$22.856	$24.163	$24.603	$21.929	$18.989
Value at end of period	$29.94	$28.72	$26.44	$25.68	$23.77	$20.25	$22.856	$24.163	$24.603	$21.929
Number of accumulation units outstanding at end of period	917,406	1,060,627	1,203,120	1,342,969	1,352,428	1,483,863	1,725,814	2,014,690	2,278,136	2,929,720
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$24.34	$21.58	$20.20	$18.87	$15.16	$20.465	$25.397	$28.883	$24.907	$22.028
Value at end of period	$25.81	$24.34	$21.58	$20.20	$18.87	$15.16	$20.465	$25.397	$28.883	$24.907
Number of accumulation units outstanding at end of period	2,022,081	2,298,689	2,705,207	3,268,534	3,649,456	4,278,162	5,447,988	6,188,910	7,212,849	9,491,619
ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.86	$9.92
Value at end of period	$11.60	$10.86
Number of accumulation units outstanding at end of period	32,902	4,148
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$19.81	$19.27	$18.92	$18.27	$17.40	$16.266	$15.147	$13.988	$14.27	$13.361
Value at end of period	$20.74	$19.81	$19.27	$18.92	$18.27	$17.40	$16.266	$15.147	$13.988	$14.27
Number of accumulation units outstanding at end of period	677,264	769,351	897,910	1,012,407	688,345	807,470	862,575	722,494	887,371	1,129,589
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$14.62	$14.12	$13.88	$13.91	$13.95	$13.905	$13.547	$12.894	$12.425	$11.93
Value at end of period	$15.19	$14.62	$14.12	$13.88	$13.91	$13.95	$13.905	$13.547	$12.894	$12.425
Number of accumulation units outstanding at end of period	456,245	457,899	400,551	546,292	760,049	1,044,246	1,134,800	894,024	1,034,154	1,146,661
ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
Value at beginning of period	$18.42	$17.21	$16.78	$15.74	$14.02	$14.844	$15.397	$14.875	$14.064	$13.317
Value at end of period	$19.25	$18.42	$17.21	$16.78	$15.74	$14.02	$14.844	$15.397	$14.875	$14.064
Number of accumulation units outstanding at end of period	52,539	54,761	53,837	49,393	52,209	88,782	82,972	99,655	111,343	197,742
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
Value at beginning of period	$20.81	$18.62	$17.75	$16.05	$13.07	$15.344	$17.566	$17.905	$15.855	$15.392
Value at end of period	$21.59	$20.81	$18.62	$17.75	$16.05	$13.07	$15.344	$17.566	$17.905	$15.855
Number of accumulation units outstanding at end of period	71,729	75,157	74,359	69,724	75,583	72,637	76,069	79,352	96,551	274,115
ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
Value at beginning of period	$19.50	$17.76	$17.17	$15.78	$13.37	$14.966	$16.295	$16.431	$15.095	$14.432
Value at end of period	$20.31	$19.50	$17.76	$17.17	$15.78	$13.37	$14.966	$16.295	$16.431	$15.095
Number of accumulation units outstanding at end of period	52,633	58,717	59,246	63,295	77,501	89,224	99,986	99,845	115,324	218,649

CFI 3

Condensed Financial Information (continued)

TABLE II

FOR CONTRACTS CONTAINING LIMITS ON FEES
(Selected data for accumulation units outstanding throughout each period)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998

FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$31.94	$28.95	$25.07	$21.98	$17.33	$19.354	$22.333	$24.217	$19.735	$15.374
Value at end of period	$37.09	$31.94	$28.95	$25.07	$21.98	$17.33	$19.354	$22.333	$24.217	$19.735
Number of accumulation units outstanding at end of period	18,196	24,115	27,427	25,162	22,238	18,503	11,769	8,064	13,750	14,618
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$26.50	$22.33	$21.35	$19.39	$15.06	$18.363	$19.565	$18.272	$17.40	$15.784
Value at end of period	$26.57	$26.50	$22.33	$21.35	$19.39	$15.06	$18.363	$19.565	$18.272	$17.40
Number of accumulation units outstanding at end of period	24,016	35,909	35,428	34,515	16,683	28,494	5,108	7,656	11,370	13,539
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$18.95	$17.96	$17.19	$16.83	$12.83	$18.588	$22.858	$25.999	$19.155	$13.904
Value at end of period	$23.76	$18.95	$17.96	$17.19	$16.83	$12.83	$18.588	$22.858	$25.999	$19.155
Number of accumulation units outstanding at end of period	4,116	6,352	7,210	13,505	13,739	16,200	30,698	29,626	32,858	24,195
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$20.71	$17.76	$15.11	$13.46	$12.60
Value at end of period	$24.00	$20.71	$17.76	$15.11	$13.46
Number of accumulation units outstanding at end of period	18,290	17,029	23,281	2,467	680
ING BLACKROCK GLOBAL SCIENCE AND
TECHNOLOGY PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period	$4.28	$4.03	$3.65	$3.73	$2.59	$4.454	$5.841	$9.564
Value at end of period	$5.04	$4.28	$4.03	$3.65	$3.73	$2.59	$4.454	$5.841
Number of accumulation units outstanding at end of period	0	3,642	3,642	14,402	10,422	1,785	7,505	7,135
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.67
Value at end of period	$10.41
Number of accumulation units outstanding at end of period	13,169
ING JPMORGAN INTERNATIONAL PORTFOLIO
Value at beginning of period	$30.07	$24.91	$22.92	$19.52	$15.27	$18.876	$26.16	$32.942	$21.057	$17.903
Value at end of period	$32.69	$30.07	$24.91	$22.92	$19.52	$15.27	$18.876	$26.16	$32.942	$21.057
Number of accumulation units outstanding at end of period	2,649	3,422	2,817	3,217	1,614	1,614	2,389	4,808	4,496	5,245
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period	$17.08	$15.69	$14.25	$13.15	$9.64	$15.086	$20.426	$29.04	$19.489	$15.219
Value at end of period	$16.60	$17.08	$15.69	$14.25	$13.15	$9.64	$15.086	$20.426	$29.04	$19.489
Number of accumulation units outstanding at end of period	6,500	8,232	13,528	16,173	15,712	9,981	15,417	13,795	12,142	11,330

CFI 4

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.57	$11.65	$9.72
Value at end of period	$14.29	$13.57	$11.65
Number of accumulation units outstanding at end of period	20,539	28,855	35,013
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.72	$10.01	$9.89
Value at end of period	$11.51	$10.72	$10.01
Number of accumulation units outstanding at end of period	4,627	10,508	11,136
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.95	$11.09	$9.48
Value at end of period	$13.39	$11.95	$11.09
Number of accumulation units outstanding at end of period	17,064	20,517	27,390
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$23.96	$21.41	$20.42	$18.80	$14.54	$19.189	$21.643	$21.922	$18.146	$14.40
Value at end of period	$26.01	$23.96	$21.41	$20.42	$18.80	$14.54	$19.189	$21.643	$21.922	$18.146
Number of accumulation units outstanding at end of period	6,163	7,951	9,403	10,065	9,380	6,422	6,688	4,920	4,491	4,730
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$30.57	$26.49	$26.41	$23.69	$18.73	$27.159	$36.551	$39.254	$26.713	$21.343
Value at end of period	$32.37	$30.57	$26.49	$26.41	$23.69	$18.73	$27.159	$36.551	$39.254	$26.713
Number of accumulation units outstanding at end of period	4,644	3,729	3,729	5,194	5,195	9,460	9,287	11,362	9,451	9,947
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$17.71	$15.66	$14.50	$12.79	$10.37	$13.976	$17.889	$18.963	$15.481	$12.744
Value at end of period	$17.70	$17.71	$15.66	$14.50	$12.79	$10.37	$13.976	$17.889	$18.963	$15.481
Number of accumulation units outstanding at end of period	84,934	96,025	114,960	136,060	108,922	121,245	141,938	162,448	135,420	148,963
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.89	$10.69	$9.81
Value at end of period	$12.16	$11.89	$10.69
Number of accumulation units outstanding at end of period	10,552	18,613	22,007
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period	$29.42	$27.01	$26.17	$24.16	$20.53	$23.119	$24.379	$24.762	$22.015	$19.016
Value at end of period	$30.74	$29.42	$27.01	$26.17	$24.16	$20.53	$23.119	$24.379	$24.762	$22.015
Number of accumulation units outstanding at end of period	118,074	135,748	189,050	217,194	210,963	226,171	340,426	361,203	383,141	452,764

CFI 5

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$24.93	$22.04	$20.59	$19.19	$15.37	$20.70	$25.624	$29.069	$25.005	$22.06
Value at end of period	$26.50	$24.93	$22.04	$20.59	$19.19	$15.37	$20.70	$25.624	$29.069	$25.005
Number of accumulation units outstanding at end of period	793,302	950,496	1,152,266	1,401,295	1,674,699	1,943,271	2,540,138	2,862,933	3,297,663	3,821,349
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$20.10	$19.52	$19.14	$18.45	$17.55	$16.378	$15.229	$14.042	$14.304	$13.373
Value at end of period	$21.07	$20.10	$19.52	$19.14	$18.45	$17.55	$16.378	$15.229	$14.042	$14.304
Number of accumulation units outstanding at end of period	121,126	145,608	170,190	237,188	248,725	332,174	362,413	364,573	387,135	452,992
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$14.62	$14.12	$13.88	$13.91	$13.95	$13.905	$13.547	$12.894	$12.425	$11.93
Value at end of period	$15.19	$14.62	$14.12	$13.88	$13.91	$13.95	$13.905	$13.547	$12.894	$12.425
Number of accumulation units outstanding at end of period	142,592	168,142	165,286	182,060	236,795	340,943	362,580	424,946	457,619	505,775
ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
Value at beginning of period	$19.05	$17.74	$17.24	$16.10	$14.30	$14.41			$14.141	$13.343
Value at end of period	$19.97	$19.05	$17.74	$17.24	$16.10	$14.30			$14.497	$14.141
Number of accumulation units outstanding at end of period	5,341	5,340	5,339	23,796	20,520	22,791			0	1,958
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
Value at beginning of period	$21.52	$19.19	$18.23	$16.42	$13.33	$15.591	$17.786	$18.066	$15.942	$15.422
Value at end of period	$22.40	$21.52	$19.19	$18.23	$16.42	$13.33	$15.591	$17.786	$18.066	$15.942
Number of accumulation units outstanding at end of period	10,406	10,405	10,401	11,857	18,356	19,199	21,776	21,776	21,776	24,014
ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
Value at beginning of period	$20.16	$18.30	$17.63	$16.14	$13.63	$15.207	$16.499	$16.579	$15.179	$14.461
Value at end of period	$21.08	$20.16	$18.30	$17.63	$16.14	$13.63	$15.207	$16.499	$16.579	$15.179
Number of accumulation units outstanding at end of period	2,679	2,679	2,679	4,239	9,896	9,897	9,895	9,913	9,939	10,769

CFI 6

Condensed Financial Information (continued)

			TABLE III

FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95%
(Selected data for accumulation units outstanding throughout each period)

	2007	2006	2005	2004	2003	2002

FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$17.95	$16.22	$14.00	$12.24	$17.33	$9.70
Value at end of period	$20.91	$17.95	$16.22	$14.00	$12.24	$17.33
Number of accumulation units outstanding at end of period	47,295	55,171	80,017	37,912	25,359	2,695
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$16.73	$14.05	$13.40	$12.13	$8.78
Value at end of period	$16.83	$16.73	$14.05	$13.40	$12.13
Number of accumulation units outstanding at end of period	14,069	11,871	11,456	11,244	5,511
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$13.85	$13.09	$12.49	$12.19	$8.80
Value at end of period	$17.42	$13.85	$13.09	$12.49	$12.19
Number of accumulation units outstanding at end of period	1,881	2,235	3,344	4,116	5,490
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$18.70	$15.98	$13.56	$12.04	$8.09
Value at end of period	$21.73	$18.70	$15.98	$13.56	$12.04
Number of accumulation units outstanding at end of period	7,686	7,070	6,566	6,279	1,756
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.67
Value at end of period	$10.43
Number of accumulation units outstanding at end of period	888
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$17.51	$14.46	$13.27	$11.27	$8.15
Value at end of period	$19.09	$17.51	$14.46	$13.27	$11.27
Number of accumulation units outstanding at end of period	1,643	1,339	1,470	629	575
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$16.44	$15.05	$13.63	$12.55	$8.77
Value at end of period	$16.02	$16.44	$15.05	$13.63	$12.55
Number of accumulation units outstanding at end of period	550	1,079	723	1,505	5,591

CFI 7

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002

ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.65	$11.68	$10.02
Value at end of period	$14.41	$13.65	$11.68
Number of accumulation units outstanding at end of period	37,111	36,554	38,507
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.78	$10.03	$9.91
Value at end of period	$11.61	$10.78	$10.03
Number of accumulation units outstanding at end of period	11,365	11,291	15,502
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.02	$11.12	$9.93
Value at end of period	$13.50	$12.02	$11.12
Number of accumulation units outstanding at end of period	1,834	4,473	5,717
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$16.31	$14.53	$13.82	$12.68	$9.30
Value at end of period	$17.75	$16.31	$14.53	$13.82	$12.68
Number of accumulation units outstanding at end of period	324,631	7,393	7,203	4,347	3,154
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$15.44	$13.34	$13.26	$11.86	$8.79
Value at end of period	$16.40	$15.44	$13.34	$13.26	$11.86
Number of accumulation units outstanding at end of period	287	287	287	287	287
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$16.25
Value at end of period	$16.35
Number of accumulation units outstanding at end of period	585
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.96	$10.71	$10.00
Value at end of period	$12.27	$11.96	$10.71
Number of accumulation units outstanding at end of period	8,513	8,390	8,585
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during February 2003)
Value at beginning of period	$14.07	$12.91	$12.51	$11.54	$9.56
Value at end of period	$14.71	$14.07	$12.91	$12.51	$11.54
Number of accumulation units outstanding at end of period	82,606	93,249	91,215	12	12

CFI 8

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002

ING BLACKROCK GLOBAL SCIENCE AND
TECHNOLOGY PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$14.07	$13.24	$11.96	$12.23	$8.44
Value at end of period	$16.58	$14.07	$13.24	$11.96	$12.23
Number of accumulation units outstanding at end of period	586	578	311	223	223
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$14.81	$13.09	$12.22	$11.38	$15.16	$9.42
Value at end of period	$15.75	$14.81	$13.09	$12.22	$11.38	$15.16
Number of accumulation units outstanding at end of period	34,872	40,044	39,142	49,972	69,060	94,985
ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.14
Value at end of period	$11.66
Number of accumulation units outstanding at end of period	777
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$11.97	$11.62	$11.37	$10.94	$10.51
Value at end of period	$12.58	$11.97	$11.62	$11.37	$10.94
Number of accumulation units outstanding at end of period	5,124	4,483	3,884	6,479	4,656
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$10.63	$10.23	$10.12	$10.02	$10.02
Value at end of period	$11.07	$10.63	$10.23	$10.02	$10.02
Number of accumulation units outstanding at end of period	24,749	68,143	9,105	0	3,292
ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$14.26	$12.95	$12.72
Value at end of period	$14.90	$14.26	$12.95
Number of accumulation units outstanding at end of period	3,581	3,282	2,925

CFI 9

FOR MASTER APPLICATIONS ONLY

I hereby acknowledge receipt of Variable Account B Individual Nonqualified Variable Annuity Prospectus dated April 28, 2008, as well as all current prospectuses pertaining to the variable investment options available under the contracts.

___ Please send an Account B Statement of Additional Information (Form No. SAI.75998-08) dated April 28, 2008.

CONTRACT HOLDER’ S SIGNATURE

DATE

PRO.75998-08

PART B

VARIABLE ANNUITY ACCOUNT B OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statement of Additional Information dated April 28, 2008

Individual Nonqualified Variable Annuity Contracts

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the “Separate Account”) dated April 28, 2008.

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

ING

     USFS Customer Service Defined Contribution Administration P.O. Box 990063 Windsor, CT 06199-00631-800-262-3862

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the “Company,” we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954).

As of December 31, 2007 the Company had $62 billion invested through its products, including $49 billion in its separate accounts (of which the Company’s investment management affiliates manage or oversee the management of $19 billion). Based on assets, ING Life Insurance and Annuity Company is ranked among the top 2% of all life and health insurance companies rated by A.M. Best Company as of July 17, 2007. The Company is an indirect wholly owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management and is a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at One Orange Way, Windsor, Connecticut 06095-4774.

In addition to serving as the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940.

Other than the mortality and expense risk charge and administrative expense charge, if any, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See “Fees” in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

2

The funds currently available under the contract are as follows:

  Fidelity® VIP Contrafund® Portfolio (Initial Class)
  Fidelity® VIP Equity-Income Portfolio (Initial Class)
  Fidelity® VIP Growth Portfolio (Initial Class)
  Fidelity® VIP Overseas Portfolio (Initial Class)
  ING BlackRock Global Science and Technology Portfolio (Class I)(1)ING BlackRock Large Cap Growth Portfolio (Class I)
  ING Legg Mason Partners Aggressive Growth Portfolio (I Class)
  ING Oppenheimer Global Portfolio (I Class)ING Oppenheimer Strategic Income Portfolio (I Class)
  ING T. Rowe Price Diversified Mid Cap Growth Portfolio (I Class)
  ING T. Rowe Price Growth Equity Portfolio (I Class)
  ING Templeton Foreign Equity Portfolio (I Class)
  ING Thornburg Value Portfolio (I Class)
  ING UBS U.S. Large Cap Equity Portfolio (I Class)
  ING Van Kampen Capital Growth Portfolio (Class I)
  ING Van Kampen Equity and Income Portfolio
  (I Class)ING VP Balanced Portfolio, Inc. (Class I)ING VP Growth and Income Portfolio (Class I)
  ING VP Index Plus International Equity Portfolio (Class S)
  ING VP Intermediate Bond Portfolio (Class I)
  ING VP Money Market Portfolio (Class I)
  ING VP Strategic Allocation Conservative Portfolio (Class I)(2)
  ING VP Strategic Allocation Growth Portfolio (Class I)(2)

ING VP Strategic Allocation Moderate Portfolio (Class I)(2)

(1)	This fund has changed its name to the name listed above. See Appendix II – Description of Underlying Funds in the prospectus for a complete list of former and current fund names.

(2)	These funds are structured as fund of funds that invest directly in shares of underlying funds. See “Fees – Fund Fees and Expenses” in the prospectus for additional information.

Complete descriptions of each of the funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the funds.

OFFERING AND PURCHASE OF CONTRACTS

The Company’s subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “Purchase and Rights” and “Your Account Value.”

Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending December 31, 2007, 2006 and 2005 amounted to $2,666,060.62, $2,507,216.09, and $2,761,989.83 respectively. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account B of ING Life Insurance and Annuity Company.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “Income Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first payment is due. Such value (less any applicable premium tax charge) is applied to provide payments to you in accordance with the payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first payment for each $1,000 of value applied. Thereafter, variable payments fluctuate as the annuity unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of annuity units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based on a particular investment option, and (b) is the then current annuity unit value for that investment option. As noted, annuity unit values fluctuate from one valuation period to the next (see “Account Value” in the prospectus): such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation period prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1000 of value applied; the annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

4

Assume then that the value of an annuity unit upon the valuation period in which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of annuity units is determined to be 20.414. The value of this number of annuity units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

5

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar’s Variable Annuity/Life Performance Report and Lipper’s Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize funds in terms of the asset classes they represent and use such categories in marketing material for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as, The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 55 Ivan Allen Jr. Boulevard, Suite 1000, Atlanta, GA 30308, an Independent Registered Public Accounting Firm, performs annual audits of ING Life Insurance and Annuity Company, and Variable Annuity Account B.

FINANCIAL STATEMENTS
Variable Annuity Account B of
ING Life Insurance and Annuity Company
Year ended December 31, 2007
with Report of Independent Registered Public Accounting Firm

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VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Financial Statements
Year ended December 31, 2007

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ING Life Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of the Divisions constituting
Variable Annuity Account B of ING Life Insurance and Annuity Company (the “Account”) as of
December 31, 2007, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Variable Insurance Funds:
       AIM V.I. Capital Appreciation Fund - Series I Shares
       AIM V.I. Core Equity Fund - Series I Shares
Calvert Variable Series, Inc.:
       Calvert Social Balanced Portfolio
Federated Insurance Series:
       Federated American Leaders Fund II
       Federated Capital Income Fund II
       Federated Equity Income Fund II
       Federated Fund for U.S. Government Securities II
       Federated High Income Bond Fund II
       Federated International Equity Fund II
       Federated Mid Cap Growth Strategies Fund II
       Federated Prime Money Fund II
Fidelity® Variable Insurance Products:
       Fidelity® VIP Equity-Income Portfolio - Initial Class
       Fidelity® VIP Growth Portfolio - Initial Class
       Fidelity® VIP High Income Portfolio - Initial Class
       Fidelity® VIP Overseas Portfolio - Initial Class
Fidelity® Variable Insurance Products II:
       Fidelity® VIP Contrafund® Portfolio - Initial Class
       Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® Variable Insurance Products V:
       Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Franklin Templeton Variable Insurance Products Trust:
       Franklin Small Cap Value Securities Fund - Class 2
       Mutual Shares Securities Fund - Class 2
ING GET Fund:
       ING GET Fund - Series Q
       ING GET Fund - Series R
       ING GET Fund - Series S
       ING GET Fund - Series T
       ING GET Fund - Series U
       ING GET Fund - Series V
ING Investors Trust:
       ING AllianceBernstein Mid Cap Growth Portfolio - Service Class
       ING American Funds Growth Portfolio
       ING American Funds Growth-Income Portfolio
       ING American Funds International Portfolio
       ING BlackRock Large Cap Growth Portfolio - Institutional Class
       ING BlackRock Large Cap Growth Portfolio - Service Class
       ING Evergreen Health Sciences Portfolio - Service Class
       ING Evergreen Omega Portfolio - Institutional Class
       ING FMRSM Diversified Mid Cap Portfolio - Institutional Class

ING Investors Trust (continued):
       ING FMRSM Diversified Mid Cap Portfolio - Service Class
       ING FMRSM Large Cap Growth Portfolio - Institutional Class
       ING FMRSM Mid Cap Growth Portfolio - Service Class
       ING Franklin Income Portfolio - Service Class
       ING Franklin Mutual Shares Portfolio - Service Class
       ING Global Real Estate Portfolio - Service Class
       ING Global Resources Portfolio - Service Class
       ING JPMorgan Emerging Markets Equity Portfolio - Institutional
              Class
       ING JPMorgan Emerging Markets Equity Portfolio - Service
              Class
       ING JPMorgan Small Cap Core Equity Portfolio - Institutional
              Class
       ING JPMorgan Small Cap Core Equity Portfolio - Service Class
       ING JPMorgan Value Opportunities Portfolio - Institutional
              Class
       ING JPMorgan Value Opportunities Portfolio - Service Class
       ING Julius Baer Foreign Portfolio - Service Class
       ING Legg Mason Value Portfolio - Institutional Class
       ING Legg Mason Value Portfolio - Service Class
       ING LifeStyle Aggressive Growth Portfolio - Service Class
       ING LifeStyle Growth Portfolio - Service Class
       ING LifeStyle Moderate Growth Portfolio - Service Class
       ING LifeStyle Moderate Portfolio - Service Class
       ING Lord Abbett Affiliated Portfolio - Institutional Class
       ING Lord Abbett Affiliated Portfolio - Service Class
       ING MarketPro Portfolio - Service Class
       ING Marsico Growth Portfolio - Service Class
       ING Marsico International Opportunities Portfolio - Service
              Class
       ING MFS Total Return Portfolio - Institutional Class
       ING MFS Total Return Portfolio - Service Class
       ING MFS Utilities Portfolio - Service Class
       ING Oppenheimer Main Street Portfolio® - Institutional Class
       ING Oppenheimer Main Street Portfolio® - Service Class
       ING PIMCO High Yield Portfolio - Service Class
       ING Pioneer Equity Income Portfolio - Institutional Class
       ING Pioneer Fund Portfolio - Institutional Class
       ING Pioneer Mid Cap Value Portfolio - Institutional Class
       ING Pioneer Mid Cap Value Portfolio - Service Class
       ING T. Rowe Price Capital Appreciation Portfolio - Service
              Class

ING Investors Trust (continued):
       ING T. Rowe Price Equity Income Portfolio - Service Class
       ING Templeton Global Growth Portfolio - Service Class
       ING UBS U.S. Allocation Portfolio - Service Class
       ING Van Kampen Growth and Income Portfolio - Service Class
       ING Van Kampen Real Estate Portfolio - Service Class*
       ING VP Index Plus International Equity Portfolio - Institutional
              Class
       ING VP Index Plus International Equity Portfolio - Service Class
       ING Wells Fargo Disciplined Value Portfolio - Service Class
       ING Wells Fargo Small Cap Disciplined Portfolio - Service Class
ING Partners, Inc.:
       ING American Century Large Company Value Portfolio -
              Service Class
       ING American Century Select Portfolio - Initial Class
       ING American Century Small-Mid Cap Value Portfolio - Service
              Class
       ING Baron Asset Portfolio - Service Class
       ING Baron Small Cap Growth Portfolio - Service Class
       ING Columbia Small Cap Value II Portfolio - Service Class
       ING Davis New York Venture Portfolio - Service Class
       ING Fundamental Research Portfolio - Service Class
       ING Goldman Sachs® Capital Growth Portfolio - Service Class
       ING JPMorgan International Portfolio - Initial Class
       ING JPMorgan Mid Cap Value Portfolio - Service Class
       ING Legg Mason Partners Aggressive Growth Portfolio - Initial
              Class
       ING Lord Abbett U.S. Government Securities Portfolio - Initial
              Class
       ING Neuberger Berman Partners Portfolio - Initial Class
       ING Neuberger Berman Partners Portfolio - Service Class
       ING Neuberger Berman Regency Portfolio - Service Class
       ING OpCap Balanced Value Portfolio - Service Class
       ING Oppenheimer Global Portfolio - Initial Class
       ING Oppenheimer Strategic Income Portfolio - Initial Class
       ING Oppenheimer Strategic Income Portfolio - Service Class
       ING PIMCO Total Return Portfolio - Service Class
       ING Pioneer High Yield Portfolio - Initial Class
       ING Solution 2015 Portfolio - Service Class
       ING Solution 2025 Portfolio - Service Class
       ING Solution 2035 Portfolio - Service Class
       ING Solution 2045 Portfolio - Service Class
       ING Solution Income Portfolio - Service Class
       ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
              Initial Class
       ING T. Rowe Price Growth Equity Portfolio - Initial Class
       ING Templeton Foreign Equity Portfolio - Service Class
       ING Thornburg Value Portfolio - Initial Class
       ING UBS U.S. Large Cap Equity Portfolio - Initial Class
       ING UBS U.S. Small Cap Growth Portfolio - Service Class
       ING Van Kampen Comstock Portfolio - Service Class
       ING Van Kampen Equity and Income Portfolio - Initial Class
ING Strategic Allocation Portfolios, Inc.:
       ING VP Strategic Allocation Conservative Portfolio - Class I
       ING VP Strategic Allocation Growth Portfolio - Class I
       ING VP Strategic Allocation Moderate Portfolio - Class I
ING Variable Funds:
       ING VP Growth and Income Portfolio - Class I

ING Variable Insurance Trust:
       ING GET U.S. Core Portfolio - Series 1
       ING GET U.S. Core Portfolio - Series 2
       ING GET U.S. Core Portfolio - Series 3
       ING GET U.S. Core Portfolio - Series 4
       ING GET U.S. Core Portfolio - Series 5
       ING GET U.S. Core Portfolio - Series 6
       ING GET U.S. Core Portfolio - Series 7
       ING GET U.S. Core Portfolio - Series 8
       ING GET U.S. Core Portfolio - Series 9
       ING GET U.S. Core Portfolio - Series 10
       ING GET U.S. Core Portfolio - Series 11
       ING GET U.S. Core Portfolio - Series 12
       ING GET U.S. Core Portfolio - Series 13
       ING GET U.S. Core Portfolio - Series 14
ING Variable Portfolios, Inc.:
       ING VP Global Science and Technology Portfolio - Class I
       ING VP Growth Portfolio - Class I
       ING VP Index Plus LargeCap Portfolio - Class I
       ING VP Index Plus MidCap Portfolio - Class I
       ING VP Index Plus SmallCap Portfolio - Class I
       ING VP International Equity Portfolio - Class I
       ING VP Small Company Portfolio - Class I
       ING VP Value Opportunity Portfolio - Class I
       ING VP Value Opportunity Portfolio - Class S
ING Variable Products Trust:
       ING VP Financial Services Portfolio - Class I
       ING VP High Yield Bond Portfolio - Class I
       ING VP International Value Portfolio - Class I
       ING VP MidCap Opportunities Portfolio - Class I
       ING VP MidCap Opportunities Portfolio - Class S
       ING VP Real Estate Portfolio - Class I
       ING VP SmallCap Opportunities Portfolio - Class I
       ING VP SmallCap Opportunities Portfolio - Class S
ING VP Balanced Portfolio, Inc.:
       ING VP Balanced Portfolio - Class I
ING VP Intermediate Bond Portfolio:
       ING VP Intermediate Bond Portfolio - Class I
ING VP Money Market Portfolio:
       ING VP Money Market Portfolio - Class I
ING VP Natural Resources Trust:
       ING VP Natural Resources Trust
Janus Aspen Series:
       Janus Aspen Series Balanced Portfolio - Institutional Shares
       Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
       Janus Aspen Series Large Cap Growth Portfolio - Institutional
              Shares
       Janus Aspen Series Mid Cap Growth Portfolio - Institutional
              Shares
       Janus Aspen Series Worldwide Growth Portfolio - Institutional
              Shares
Lord Abbett Series Fund, Inc.:
       Lord Abbett Series Fund - Growth and Income Portfolio - Class
              VC
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
Oppenheimer Variable Account Funds:
       Oppenheimer Global Securities/VA
       Oppenheimer Main Street Fund®/VA
       Oppenheimer Main Street Small Cap Fund®/VA
       Oppenheimer Mid Cap Fund/VA

PIMCO Variable Insurance Trust:
       PIMCO Real Return Portfolio - Administrative Class
Pioneer Variable Contracts Trust:
       Pioneer Emerging Markets VCT Portfolio - Class I
       Pioneer Equity Income VCT Portfolio - Class I
       Pioneer Fund VCT Portfolio - Class I
       Pioneer High Yield VCT Portfolio - Class I
       Pioneer Mid Cap Value VCT Portfolio - Class I

Wanger Advisors Trust: Wanger International Small Cap Wanger Select Wanger U.S. Smaller Companies

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Variable Annuity Account B of ING
Life Insurance and Annuity Company at December 31, 2007, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst and Young LLP

Atlanta, Georgia
March 21, 2008

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

AIM V.I.
	Capital			Federated
	Appreciation	AIM V.I. Core	Calvert Social	American	Federated
	Fund - Series I	Equity Fund -	Balanced	Leaders Fund	Capital Income
	Shares	Series I Shares	Portfolio	II	Fund II
Assets
Investments in mutual funds
at fair value	$ 929	$ 1,492	$ 1,766	$ 17,444	$ 2,537
Total assets	929	1,492	1,766	17,444	2,537
Net assets	$ 929	$ 1,492	$ 1,766	$ 17,444	$ 2,537
Net assets
Accumulation units	$ 823	$ 1,289	$ 1,766	$ 17,405	$ 2,528
Contracts in payout (annuitization)
period	106	203	-	39	9
Total net assets	$ 929	$ 1,492	$ 1,766	$ 17,444	$ 2,537
Total number of shares	31,632	51,244	920,863	1,018,346	263,728
Cost of shares	$ 832	$ 1,262	$ 1,718	$ 19,034	$ 2,154

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

		Federated			Federated Mid
	Federated	Fund for U.S.	Federated	Federated	Cap Growth
	Equity Income	Government	High Income	International	Strategies
	Fund II	Securities II	Bond Fund II	Equity Fund II	Fund II
Assets
Investments in mutual funds
at fair value	$ 4,689	$ 2,125	$ 5,582	$ 3,549	$ 6,114
Total assets	4,689	2,125	5,582	3,549	6,114
Net assets	$ 4,689	$ 2,125	$ 5,582	$ 3,549	$ 6,114
Net assets
Accumulation units	$ 4,587	$ 2,125	$ 5,541	$ 3,526	$ 6,114
Contracts in payout (annuitization)
period	102	-	41	23	-
Total net assets	$ 4,689	$ 2,125	$ 5,582	$ 3,549	$ 6,114
Total number of shares	289,288	184,265	745,309	189,690	202,049
Cost of shares	$ 3,565	$ 2,072	$ 5,554	$ 2,429	$ 4,343

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

		Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Federated	Equity-Income	Growth	High Income	Overseas
	Prime Money	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Fund II	Initial Class	Initial Class	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 1,915	$ 144,175	$ 16,955	$ 103	$ 10,176
Total assets	1,915	144,175	16,955	103	10,176
Net assets	$ 1,915	$ 144,175	$ 16,955	$ 103	$ 10,176
Net assets
Accumulation units	$ 1,915	$ 144,175	$ 16,955	$ -	$ 10,176
Contracts in payout (annuitization)
period	-	-	-	103	-
Total net assets	$ 1,915	$ 144,175	$ 16,955	$ 103	$ 10,176
Total number of shares	1,914,925	6,029,884	375,770	17,257	401,911
Cost of shares	$ 1,915	$ 136,681	$ 12,604	$ 109	$ 8,989

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Investment	Franklin Small
	Contrafund®	Index 500	Grade Bond	Cap Value	ING GET
	Portfolio -	Portfolio -	Portfolio -	Securities	Fund - Series
	Initial Class	Initial Class	Initial Class	Fund - Class 2	U
Assets
Investments in mutual funds
at fair value	$ 241,923	$ 41,388	$ 1,079	$ 4,263	$ 16,973
Total assets	241,923	41,388	1,079	4,263	16,973
Net assets	$ 241,923	$ 41,388	$ 1,079	$ 4,263	$ 16,973
Net assets
Accumulation units	$ 241,923	$ 41,388	$ 1,079	$ 4,263	$ 16,973
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 241,923	$ 41,388	$ 1,079	$ 4,263	$ 16,973
Total number of shares	8,671,068	252,333	84,595	249,322	1,693,931
Cost of shares	$ 220,006	$ 30,359	$ 1,076	$ 4,352	$ 16,857

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING
		AllianceBernstein		ING American	ING American
	ING GET	Mid Cap Growth	ING American	Funds Growth-	Funds
	Fund - Series	Portfolio - Service	Funds Growth	Income	International
	V	Class	Portfolio	Portfolio	Portfolio
Assets
Investments in mutual funds
at fair value	$ 25,731	$ 183	$ 28,095	$ 24,551	$ 29,453
Total assets	25,731	183	28,095	24,551	29,453
Net assets	$ 25,731	$ 183	$ 28,095	$ 24,551	$ 29,453
Net assets
Accumulation units	$ 25,731	$ 183	$ 25,677	$ 22,057	$ 26,749
Contracts in payout (annuitization)
period	-	-	2,418	2,494	2,704
Total net assets	$ 25,731	$ 183	$ 28,095	$ 24,551	$ 29,453
Total number of shares	2,490,901	10,406	395,039	551,085	1,121,575
Cost of shares	$ 24,884	$ 184	$ 23,710	$ 21,952	$ 24,154

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING
BlackRock
	Large Cap	ING Evergreen	ING Evergreen	ING FMRSM	ING FMRSM
	Growth	Health	Omega	Diversified Mid	Diversified
	Portfolio -	Sciences	Portfolio -	Cap Portfolio -	Mid Cap
	Institutional	Portfolio -	Institutional	Institutional	Portfolio -
	Class	Service Class	Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 43,667	$ 556	$ 11,913	$ 28,743	$ 1,256
Total assets	43,667	556	11,913	28,743	1,256
Net assets	$ 43,667	$ 556	$ 11,913	$ 28,743	$ 1,256
Net assets
Accumulation units	$ 40,507	$ 556	$ 11,074	$ 26,479	$ 1,256
Contracts in payout (annuitization)
period	3,160	-	839	2,264	-
Total net assets	$ 43,667	$ 556	$ 11,913	$ 28,743	$ 1,256
Total number of shares	3,527,193	43,738	924,917	1,874,953	82,391
Cost of shares	$ 44,402	$ 541	$ 10,062	$ 27,305	$ 1,156

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING FMRSM
	Large Cap	ING FMRSM
	Growth	Mid Cap	ING Franklin	ING Franklin	ING Global
	Portfolio -	Growth	Income	Mutual Shares	Real Estate
	Institutional	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 60,289	$ 174	$ 6,948	$ 3,654	$ 2,393
Total assets	60,289	174	6,948	3,654	2,393
Net assets	$ 60,289	$ 174	$ 6,948	$ 3,654	$ 2,393
Net assets
Accumulation units	$ 59,465	$ 174	$ 6,948	$ 3,654	$ 2,393
Contracts in payout (annuitization)
period	824	-	-	-	-
Total net assets	$ 60,289	$ 174	$ 6,948	$ 3,654	$ 2,393
Total number of shares	5,344,777	13,733	620,953	378,265	198,237
Cost of shares	$ 58,072	$ 176	$ 6,896	$ 3,585	$ 2,777

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING
		ING JPMorgan	JPMorgan	ING JPMorgan	ING
		Emerging	Emerging	Small Cap	JPMorgan
	ING Global	Markets Equity	Markets	Core Equity	Small Cap
	Resources	Portfolio -	Equity	Portfolio -	Core Equity
	Portfolio -	Institutional	Portfolio -	Institutional	Portfolio -
	Service Class	Class	Service Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 11,102	$ 9,890	$ 10,312	$ 4,187	$ 145
Total assets	11,102	9,890	10,312	4,187	145
Net assets	$ 11,102	$ 9,890	$ 10,312	$ 4,187	$ 145
Net assets
Accumulation units	$ 11,102	$ 9,890	$ 10,312	$ 4,187	$ 145
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 11,102	$ 9,890	$ 10,312	$ 4,187	$ 145
Total number of shares	423,905	368,462	385,055	313,373	10,923
Cost of shares	$ 9,821	$ 8,401	$ 7,704	$ 4,261	$ 158

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING JPMorgan
	Value	ING JPMorgan		ING Legg
	Opportunities	Value	ING Julius	Mason Value	ING Legg
	Portfolio -	Opportunities	Baer Foreign	Portfolio -	Mason Value
	Institutional	Portfolio -	Portfolio -	Institutional	Portfolio -
	Class	Service Class	Service Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 27,694	$ 2,897	$ 15,744	$ 21,314	$ 434
Total assets	27,694	2,897	15,744	21,314	434
Net assets	$ 27,694	$ 2,897	$ 15,744	$ 21,314	$ 434
Net assets
Accumulation units	$ 27,694	$ 2,897	$ 15,744	$ 19,709	$ 434
Contracts in payout (annuitization)
period	-	-	-	1,605	-
Total net assets	$ 27,694	$ 2,897	$ 15,744	$ 21,314	$ 434
Total number of shares	2,354,946	246,568	856,114	2,022,213	41,509
Cost of shares	$ 25,533	$ 2,741	$ 13,780	$ 20,108	$ 450

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING Lord
	ING LifeStyle		ING LifeStyle		Abbett
	Aggressive	ING LifeStyle	Moderate	ING LifeStyle	Affiliated
	Growth	Growth	Growth	Moderate	Portfolio -
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Institutional
	Service Class	Service Class	Service Class	Service Class	Class
Assets
Investments in mutual funds
at fair value	$ 2,201	$ 8,193	$ 14,773	$ 12,276	$ 7,030
Total assets	2,201	8,193	14,773	12,276	7,030
Net assets	$ 2,201	$ 8,193	$ 14,773	$ 12,276	$ 7,030
Net assets
Accumulation units	$ 2,201	$ 8,193	$ 14,773	$ 12,276	$ 7,030
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 2,201	$ 8,193	$ 14,773	$ 12,276	$ 7,030
Total number of shares	157,696	606,004	1,141,646	977,413	554,406
Cost of shares	$ 2,238	$ 7,890	$ 14,180	$ 11,837	$ 6,900

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	ING Lord		ING Marsico	ING MFS Total
	Abbett	ING Marsico	International	Return	ING MFS
	Affiliated	Growth	Opportunities	Portfolio -	Total Return
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Service Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 955	$ 2,142	$ 13,733	$ 92,899	$ 1,623
Total assets	955	2,142	13,733	92,899	1,623
Net assets	$ 955	$ 2,142	$ 13,733	$ 92,899	$ 1,623
Net assets
Accumulation units	$ 955	$ 2,142	$ 13,733	$ 92,899	$ 1,623
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 955	$ 2,142	$ 13,733	$ 92,899	$ 1,623
Total number of shares	75,289	113,154	805,432	5,087,570	89,051
Cost of shares	$ 924	$ 2,019	$ 11,762	$ 91,745	$ 1,653

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING
		Oppenheimer	ING		ING Pioneer
	ING MFS	Main Street	Oppenheimer	ING PIMCO	Equity Income
	Utilities	Portfolio® -	Main Street	High Yield	Portfolio -
	Portfolio -	Institutional	Portfolio® -	Portfolio -	Institutional
	Service Class	Class	Service Class	Service Class	Class
Assets
Investments in mutual funds
at fair value	$ 4,096	$ 3,002	$ 77	$ 2,850	$ 6,290
Total assets	4,096	3,002	77	2,850	6,290
Net assets	$ 4,096	$ 3,002	$ 77	$ 2,850	$ 6,290
Net assets
Accumulation units	$ 4,096	$ 2,715	$ 77	$ 2,850	$ 6,290
Contracts in payout (annuitization)
period	-	287	-	-	-
Total net assets	$ 4,096	$ 3,002	$ 77	$ 2,850	$ 6,290
Total number of shares	229,623	146,563	3,772	288,208	685,211
Cost of shares	$ 3,903	$ 2,854	$ 76	$ 2,938	$ 6,508

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

		ING Pioneer		ING T. Rowe	ING T. Rowe
	ING Pioneer	Mid Cap Value	ING Pioneer	Price Capital	Price Equity
	Fund Portfolio	Portfolio -	Mid Cap Value	Appreciation	Income
	- Institutional	Institutional	Portfolio -	Portfolio -	Portfolio -
	Class	Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 21,812	$ 3,758	$ 1,247	$ 9,010	$ 7,362
Total assets	21,812	3,758	1,247	9,010	7,362
Net assets	$ 21,812	$ 3,758	$ 1,247	$ 9,010	$ 7,362
Net assets
Accumulation units	$ 17,223	$ 3,758	$ 1,247	$ 9,010	$ 7,362
Contracts in payout (annuitization)
period	4,589	-	-	-	-
Total net assets	$ 21,812	$ 3,758	$ 1,247	$ 9,010	$ 7,362
Total number of shares	1,657,410	303,803	101,244	364,924	483,678
Cost of shares	$ 18,430	$ 3,843	$ 1,352	$ 9,435	$ 7,080

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING VP Index
			ING Van		Plus
	ING		Kampen	ING Van	International
	Templeton	ING UBS U.S.	Growth and	Kampen Real	Equity
	Global Growth	Allocation	Income	Estate	Portfolio -
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Institutional
	Service Class	Service Class	Service Class	Service Class	Class
Assets
Investments in mutual funds
at fair value	$ 1,268	$ 5,992	$ 1,195	$ 1,504	$ 24,842
Total assets	1,268	5,992	1,195	1,504	24,842
Net assets	$ 1,268	$ 5,992	$ 1,195	$ 1,504	$ 24,842
Net assets
Accumulation units	$ 1,268	$ 5,992	$ 1,195	$ 1,504	$ 22,111
Contracts in payout (annuitization)
period	-	-	-	-	2,731
Total net assets	$ 1,268	$ 5,992	$ 1,195	$ 1,504	$ 24,842
Total number of shares	88,149	590,881	44,534	52,922	1,753,143
Cost of shares	$ 1,303	$ 5,865	$ 1,218	$ 2,034	$ 25,193

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	ING VP Index		ING Wells
	Plus	ING Wells	Fargo Small	ING American	ING American
	International	Fargo	Cap	Century Large	Century Small-
	Equity	Disciplined	Disciplined	Company	Mid Cap Value
	Portfolio -	Value Portfolio	Portfolio -	Value Portfolio	Portfolio -
	Service Class	- Service Class	Service Class	- Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 1,345	$ 375	$ 318	$ 268	$ 1,399
Total assets	1,345	375	318	268	1,399
Net assets	$ 1,345	$ 375	$ 318	$ 268	$ 1,399
Net assets
Accumulation units	$ 1,345	$ 375	$ 318	$ 268	$ 1,399
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 1,345	$ 375	$ 318	$ 268	$ 1,399
Total number of shares	95,286	22,178	29,032	18,550	122,704
Cost of shares	$ 1,370	$ 406	$ 339	$ 292	$ 1,512

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

		ING Baron	ING Columbia	ING Davis
		Small Cap	Small Cap	New York	ING JPMorgan
	ING Baron	Growth	Value II	Venture	International
	Asset Portfolio	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	- Service Class	Service Class	Service Class	Service Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 688	$ 5,233	$ 1,676	$ 3,386	$ 37,905
Total assets	688	5,233	1,676	3,386	37,905
Net assets	$ 688	$ 5,233	$ 1,676	$ 3,386	$ 37,905
Net assets
Accumulation units	$ 688	$ 5,233	$ 1,676	$ 3,386	$ 34,923
Contracts in payout (annuitization)
period	-	-	-	-	2,982
Total net assets	$ 688	$ 5,233	$ 1,676	$ 3,386	$ 37,905
Total number of shares	56,884	269,029	160,534	166,055	2,163,510
Cost of shares	$ 688	$ 4,690	$ 1,545	$ 3,259	$ 30,504

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING Legg
		Mason	ING Lord	ING	ING
	ING	Partners	Abbett U.S.	Neuberger	Neuberger
	JPMorgan Mid	Aggressive	Government	Berman	Berman
	Cap Value	Growth	Securities	Partners	Partners
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Initial Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 2,982	$ 32,332	$ 11,164	$ 40,033	$ 47
Total assets	2,982	32,332	11,164	40,033	47
Net assets	$ 2,982	$ 32,332	$ 11,164	$ 40,033	$ 47
Net assets
Accumulation units	$ 2,982	$ 31,077	$ 11,164	$ 33,225	$ 47
Contracts in payout (annuitization)
period	-	1,255	-	6,808	-
Total net assets	$ 2,982	$ 32,332	$ 11,164	$ 40,033	$ 47
Total number of shares	190,313	669,261	1,102,089	3,542,718	4,163
Cost of shares	$ 2,909	$ 21,818	$ 11,038	$ 36,924	$ 46

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	ING			ING	ING
	Neuberger	ING OpCap	ING	Oppenheimer	Oppenheimer
	Berman	Balanced	Oppenheimer	Strategic	Strategic
	Regency	Value	Global	Income	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Initial Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 134	$ 805	$ 159,447	$ 66,638	$ 20
Total assets	134	805	159,447	66,638	20
Net assets	$ 134	$ 805	$ 159,447	$ 66,638	$ 20
Net assets
Accumulation units	$ 134	$ 805	$ 154,167	$ 63,112	$ -
Contracts in payout (annuitization)
period	-	-	5,280	3,526	20
Total net assets	$ 134	$ 805	$ 159,447	$ 66,638	$ 20
Total number of shares	12,441	63,479	9,451,531	5,949,838	1,799
Cost of shares	$ 145	$ 827	$ 119,450	$ 60,908	$ 20

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	ING PIMCO	ING Pioneer
	Total Return	High Yield	ING Solution	ING Solution	ING Solution
	Portfolio -	Portfolio -	2015 Portfolio -	2025 Portfolio -	2035 Portfolio -
	Service Class	Initial Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 8,027	$ 355	$ 1,452	$ 2,417	$ 1,630
Total assets	8,027	355	1,452	2,417	1,630
Net assets	$ 8,027	$ 355	$ 1,452	$ 2,417	$ 1,630
Net assets
Accumulation units	$ 8,027	$ 355	$ 1,452	$ 2,417	$ 1,630
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 8,027	$ 355	$ 1,452	$ 2,417	$ 1,630
Total number of shares	683,745	34,649	117,442	188,532	122,633
Cost of shares	$ 7,515	$ 363	$ 1,338	$ 2,349	$ 1,575

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING T. Rowe
			Price	ING T. Rowe
		ING Solution	Diversified Mid	Price Growth	ING Templeton
	ING Solution	Income	Cap Growth	Equity	Foreign Equity
	2045 Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Initial Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 1,381	$ 1,264	$ 68,707	$ 53,823	$ 1,538
Total assets	1,381	1,264	68,707	53,823	1,538
Net assets	$ 1,381	$ 1,264	$ 68,707	$ 53,823	$ 1,538
Net assets
Accumulation units	$ 1,381	$ 1,264	$ 68,707	$ 46,814	$ 1,538
Contracts in payout (annuitization)
period	-	-	-	7,009	-
Total net assets	$ 1,381	$ 1,264	$ 68,707	$ 53,823	$ 1,538
Total number of shares	100,444	108,676	7,217,129	869,661	112,840
Cost of shares	$ 1,384	$ 1,236	$ 56,198	$ 38,982	$ 1,493

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING Van
		ING UBS U.S.	ING UBS U.S.	ING Van	Kampen
	ING	Large Cap	Small Cap	Kampen	Equity and
	Thornburg	Equity	Growth	Comstock	Income
	Value Portfolio	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	- Initial Class	Initial Class	Service Class	Service Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 27,434	$ 30,926	$ 36	$ 2,568	$ 112,954
Total assets	27,434	30,926	36	2,568	112,954
Net assets	$ 27,434	$ 30,926	$ 36	$ 2,568	$ 112,954
Net assets
Accumulation units	$ 23,818	$ 30,926	$ 36	$ 2,568	$ 112,954
Contracts in payout (annuitization)
period	3,616	-	-	-	-
Total net assets	$ 27,434	$ 30,926	$ 36	$ 2,568	$ 112,954
Total number of shares	806,893	2,914,809	3,750	205,613	2,991,371
Cost of shares	$ 20,045	$ 24,053	$ 39	$ 2,499	$ 101,718

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	ING VP	ING VP	ING VP
	Strategic	Strategic	Strategic	ING VP
	Allocation	Allocation	Allocation	Growth and
	Conservative	Growth	Moderate	Income	ING GET U.S.
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Core Portfolio
	Class I	Class I	Class I	Class I	- Series 1
Assets
Investments in mutual funds
at fair value	$ 13,112	$ 14,104	$ 16,300	$ 339,189	$ 14,041
Total assets	13,112	14,104	16,300	339,189	14,041
Net assets	$ 13,112	$ 14,104	$ 16,300	$ 339,189	$ 14,041
Net assets
Accumulation units	$ 10,498	$ 11,476	$ 12,555	$ 255,620	$ 14,041
Contracts in payout (annuitization)
period	2,614	2,628	3,745	83,569	-
Total net assets	$ 13,112	$ 14,104	$ 16,300	$ 339,189	$ 14,041
Total number of shares	970,546	851,153	1,075,218	13,699,060	1,355,335
Cost of shares	$ 12,302	$ 12,173	$ 14,961	$ 260,173	$ 13,567

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio	Core Portfolio	Core Portfolio	Core Portfolio	Core Portfolio
	- Series 2	- Series 3	- Series 4	- Series 5	- Series 6
Assets
Investments in mutual funds
at fair value	$ 6,128	$ 23,314	$ 4,033	$ 2,393	$ 31,137
Total assets	6,128	23,314	4,033	2,393	31,137
Net assets	$ 6,128	$ 23,314	$ 4,033	$ 2,393	$ 31,137
Net assets
Accumulation units	$ 6,128	$ 23,314	$ 4,033	$ 2,393	$ 31,137
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 6,128	$ 23,314	$ 4,033	$ 2,393	$ 31,137
Total number of shares	592,108	2,203,611	381,529	225,972	2,937,469
Cost of shares	$ 5,910	$ 22,011	$ 3,845	$ 2,286	$ 29,673

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio	Core Portfolio	Core Portfolio	Core Portfolio	Core Portfolio
	- Series 7	- Series 8	- Series 9	- Series 10	- Series 11
Assets
Investments in mutual funds
at fair value	$ 19,355	$ 15,240	$ 11,868	$ 9,950	$ 11,430
Total assets	19,355	15,240	11,868	9,950	11,430
Net assets	$ 19,355	$ 15,240	$ 11,868	$ 9,950	$ 11,430
Net assets
Accumulation units	$ 19,355	$ 15,240	$ 11,868	$ 9,950	$ 11,430
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 19,355	$ 15,240	$ 11,868	$ 9,950	$ 11,430
Total number of shares	1,802,180	1,418,964	1,097,858	914,514	1,091,675
Cost of shares	$ 18,192	$ 14,344	$ 11,072	$ 9,237	$ 11,016

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING VP Global
				Science and	ING VP
	ING GET U.S.	ING GET U.S.	ING GET U.S.	Technology	Growth
	Core Portfolio	Core Portfolio	Core Portfolio	Portfolio -	Portfolio -
	- Series 12	- Series 13	- Series 14	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 42,061	$ 33,324	$ 25,572	$ 9,192	$ 17,364
Total assets	42,061	33,324	25,572	9,192	17,364
Net assets	$ 42,061	$ 33,324	$ 25,572	$ 9,192	$ 17,364
Net assets
Accumulation units	$ 42,061	$ 33,324	$ 25,572	$ 9,192	$ 14,891
Contracts in payout (annuitization)
period	-	-	-	-	2,473
Total net assets	$ 42,061	$ 33,324	$ 25,572	$ 9,192	$ 17,364
Total number of shares	3,725,468	3,143,746	2,456,523	1,686,622	1,385,802
Cost of shares	$ 37,904	$ 31,972	$ 25,025	$ 7,988	$ 11,610

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	ING VP Index	ING VP Index	ING VP Index	ING VP Small	ING VP Value
	Plus LargeCap	Plus MidCap	Plus SmallCap	Company	Opportunity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 155,324	$ 14,668	$ 6,359	$ 53,080	$ 8,809
Total assets	155,324	14,668	6,359	53,080	8,809
Net assets	$ 155,324	$ 14,668	$ 6,359	$ 53,080	$ 8,809
Net assets
Accumulation units	$ 119,338	$ 14,668	$ 6,359	$ 46,559	$ 8,809
Contracts in payout (annuitization)
period	35,986	-	-	6,521	-
Total net assets	$ 155,324	$ 14,668	$ 6,359	$ 53,080	$ 8,809
Total number of shares	8,567,244	800,206	418,637	2,713,688	548,868
Cost of shares	$ 118,936	$ 13,794	$ 6,810	$ 52,161	$ 6,665

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

		ING VP			ING VP
	ING VP Value	Financial	ING VP High	ING VP	MidCap
	Opportunity	Services	Yield Bond	International	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Value Portfolio	Portfolio -
	Class S	Class I	Class I	- Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 784	$ 653	$ 24,256	$ 6,503	$ 860
Total assets	784	653	24,256	6,503	860
Net assets	$ 784	$ 653	$ 24,256	$ 6,503	$ 860
Net assets
Accumulation units	$ 784	$ 653	$ 22,780	$ 6,503	$ 860
Contracts in payout (annuitization)
period	-	-	1,476	-	-
Total net assets	$ 784	$ 653	$ 24,256	$ 6,503	$ 860
Total number of shares	49,189	60,599	8,271,714	456,643	83,780
Cost of shares	$ 685	$ 750	$ 24,832	$ 6,578	$ 747

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	ING VP		ING VP	ING VP
	MidCap	ING VP Real	SmallCap	SmallCap	ING VP
	Opportunities	Estate	Opportunities	Opportunities	Balanced
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class I	Class S	Class I
Assets
Investments in mutual funds
at fair value	$ 6,959	$ 1,460	$ 410	$ 4,184	$ 145,449
Total assets	6,959	1,460	410	4,184	145,449
Net assets	$ 6,959	$ 1,460	$ 410	$ 4,184	$ 145,449
Net assets
Accumulation units	$ 6,959	$ 1,460	$ 410	$ 4,184	$ 108,241
Contracts in payout (annuitization)
period	-	-	-	-	37,208
Total net assets	$ 6,959	$ 1,460	$ 410	$ 4,184	$ 145,449
Total number of shares	688,985	95,566	18,643	193,004	10,065,684
Cost of shares	$ 4,361	$ 1,849	$ 400	$ 3,317	$ 126,174

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

			Janus Aspen		Janus Aspen
			Series	Janus Aspen	Series Large
	ING VP	ING VP	Balanced	Series Flexible	Cap Growth
	Intermediate	Money Market	Portfolio -	Bond Portfolio	Portfolio -
	Bond Portfolio	Portfolio -	Institutional	- Institutional	Institutional
	- Class I	Class I	Shares	Shares	Shares
Assets
Investments in mutual funds
at fair value	$ 105,197	$ 204,844	$ 23	$ 12	$ 9
Total assets	105,197	204,844	23	12	9
Net assets	$ 105,197	$ 204,844	$ 23	$ 12	$ 9
Net assets
Accumulation units	$ 95,374	$ 200,750	$ 23	$ 12	$ 9
Contracts in payout (annuitization)
period	9,823	4,094	-	-	-
Total net assets	$ 105,197	$ 204,844	$ 23	$ 12	$ 9
Total number of shares	7,951,387	15,164,199	767	1,066	349
Cost of shares	$ 107,305	$ 199,173	$ 20	$ 12	$ 7

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

Janus Aspen
	Janus Aspen	Series	Lord Abbett
	Series Mid Cap	Worldwide	Series Fund -
	Growth	Growth	Mid-Cap
	Portfolio -	Portfolio -	Value	Oppenheimer	Oppenheimer
	Institutional	Institutional	Portfolio -	Global	Main Street
	Shares	Shares	Class VC	Securities/VA	Fund®/VA
Assets
Investments in mutual funds
at fair value	$ 8	$ 8	$ 4,141	$ 84	$ 434
Total assets	8	8	4,141	84	434
Net assets	$ 8	$ 8	$ 4,141	$ 84	$ 434
Net assets
Accumulation units	$ 8	$ 8	$ 4,141	$ 84	$ -
Contracts in payout (annuitization)
period	-	-	-	-	434
Total net assets	$ 8	$ 8	$ 4,141	$ 84	$ 434
Total number of shares	204	215	219,079	2,308	16,939
Cost of shares	$ 6	$ 8	$ 4,622	$ 76	$ 397

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

			PIMCO Real	Pioneer
	Oppenheimer		Return	Emerging	Pioneer High
	Main Street	Oppenheimer	Portfolio -	Markets VCT	Yield VCT
	Small Cap	Mid Cap	Administrative	Portfolio -	Portfolio -
	Fund®/VA	Fund/VA	Class	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 617	$ 180	$ 4,609	$ 2,870	$ 1,452
Total assets	617	180	4,609	2,870	1,452
Net assets	$ 617	$ 180	$ 4,609	$ 2,870	$ 1,452
Net assets
Accumulation units	$ 617	$ -	$ 4,609	$ 2,870	$ 1,452
Contracts in payout (annuitization)
period	-	180	-	-	-
Total net assets	$ 617	$ 180	$ 4,609	$ 2,870	$ 1,452
Total number of shares	33,918	3,338	366,652	65,425	131,443
Cost of shares	$ 626	$ 182	$ 4,557	$ 2,688	$ 1,468

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	Wanger		Wanger U.S.
	International		Smaller
	Small Cap	Wanger Select	Companies
Assets
Investments in mutual funds
at fair value	$ 1,172	$ 4,305	$ 436
Total assets	1,172	4,305	436
Net assets	$ 1,172	$ 4,305	$ 436
Net assets
Accumulation units	$ 1,172	$ 4,305	$ 436
Contracts in payout (annuitization)
period	-	-	-
Total net assets	$ 1,172	$ 4,305	$ 436
Total number of shares	26,607	153,312	12,012
Cost of shares	$ 1,154	$ 4,299	$ 456

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

	AIM V.I.
	Capital			Federated
	Appreciation	AIM V.I. Core	Calvert Social	American	Federated
	Fund - Series I	Equity Fund -	Balanced	Leaders Fund	Capital Income
	Shares	Series I Shares	Portfolio	II	Fund II
Net investment income (loss)
Income:
Dividends	$ -	$ 18	$ 43	$ 332	$ 147
Total investment income	-	18	43	332	147
Expenses:
Mortality and expense risk and
other charges	9	15	22	307	40
Total expenses	9	15	22	307	40
Net investment income (loss)	(9)	3	21	25	107
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	73	83	149	(25)	9
Capital gains distributions	-	-	99	2,472	-
Total realized gain (loss) on investments	73	83	248	2,447	9
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	58	29	(231)	(4,673)	(39)
Net increase (decrease) in net assets
resulting from operations	$ 122	$ 115	$ 38	$ (2,201)	$ 77

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

		Federated			Federated Mid
	Federated	Fund for U.S.	Federated High	Federated	Cap Growth
	Equity Income	Government	Income Bond	International	Strategies Fund
	Fund II	Securities II	Fund II	Equity Fund II	II
Net investment income (loss)
Income:
Dividends	$ 166	$ 100	$ 501	$ 7	$ -
Total investment income	166	100	501	7	-
Expenses:
Mortality and expense risk and
other charges	79	32	85	53	92
Total expenses	79	32	85	53	92
Net investment income (loss)	87	68	416	(46)	(92)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	253	(15)	118	178	32
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments	253	(15)	118	178	32
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(270)	48	(400)	169	1,067
Net increase (decrease) in net assets
resulting from operations	$ 70	$ 101	$ 134	$ 301	$ 1,007

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

		Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Federated	Equity-Income	Growth	High Income	Overseas
	Prime Money	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Fund II	Initial Class	Initial Class	Initial Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 95	$ 2,760	$ 125	$ 9	$ 314
Total investment income	95	2,760	125	9	314
Expenses:
Mortality and expense risk and
other charges	25	2,159	136	1	89
Total expenses	25	2,159	136	1	89
Net investment income (loss)	70	601	(11)	8	225
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	13,671	611	2	917
Capital gains distributions	-	12,167	14	-	576
Total realized gain (loss) on investments	-	25,838	625	2	1,493
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	-	(24,034)	2,724	(6)	(353)
Net increase (decrease) in net assets
resulting from operations	$ 70	$ 2,405	$ 3,338	$ 4	$ 1,365

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

			Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Investment	Franklin Small
	Contrafund®	Index 500	Grade Bond	Cap Value	Mutual Shares
	Portfolio -	Portfolio -	Portfolio -	Securities Fund	Securities Fund
	Initial Class	Initial Class	Initial Class	- Class 2	- Class 2
Net investment income (loss)
Income:
Dividends	$ 2,191	$ 1,639	$ 50	$ 34	$ 54
Total investment income	2,191	1,639	50	34	54
Expenses:
Mortality and expense risk and
other charges	3,091	644	16	46	35
Total expenses	3,091	644	16	46	35
Net investment income (loss)	(900)	995	34	(12)	19
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	28,295	2,817	(2)	306	151
Capital gains distributions	58,658	-	-	352	132
Total realized gain (loss) on investments	86,953	2,817	(2)	658	283
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(47,847)	(1,805)	-	(770)	(267)
Net increase (decrease) in net assets
resulting from operations	$ 38,206	$ 2,007	$ 32	$ (124)	$ 35

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

	ING GET Fund	ING GET Fund	ING GET Fund	ING GET Fund	ING GET Fund
	- Series Q	- Series R	- Series S	- Series T	- Series U
Net investment income (loss)
Income:
Dividends	$ 1,099	$ 881	$ 982	$ 902	$ 440
Total investment income	1,099	881	982	902	440
Expenses:
Mortality and expense risk and
other charges	101	191	321	370	371
Total expenses	101	191	321	370	371
Net investment income (loss)	998	690	661	532	69
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(785)	(253)	(1,397)	(1,491)	26
Capital gains distributions	339	695	2,118	1,488	351
Total realized gain (loss) on investments	(446)	442	721	(3)	377
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(587)	(477)	(808)	(240)	(67)
Net increase (decrease) in net assets
resulting from operations	$ (35)	$ 655	$ 574	$ 289	$ 379

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

		ING
		AllianceBernstein		ING American	ING American
		Mid Cap Growth	ING American	Funds Growth-	Funds
	ING GET	Portfolio - Service	Funds Growth	Income	International
	Fund - Series V	Class	Portfolio	Portfolio	Portfolio
Net investment income (loss)
Income:
Dividends	$ 659	$ -	$ 78	$ 274	$ 269
Total investment income	659	-	78	274	269
Expenses:
Mortality and expense risk and
other charges	578	2	398	367	396
Total expenses	578	2	398	367	396
Net investment income (loss)	81	(2)	(320)	(93)	(127)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	119	(50)	2,964	2,022	4,510
Capital gains distributions	-	9	234	550	487
Total realized gain (loss) on investments	119	(41)	3,198	2,572	4,997
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	611	55	170	(1,549)	(105)
Net increase (decrease) in net assets
resulting from operations	$ 811	$ 12	$ 3,048	$ 930	$ 4,765

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

	ING BlackRock
	Large Cap	ING BlackRock		ING Evergreen	ING FMRSM
	Growth	Large Cap	ING Evergreen	Omega	Diversified Mid
	Portfolio -	Growth	Health Sciences	Portfolio -	Cap Portfolio -
	Institutional	Portfolio -	Portfolio -	Institutional	Institutional
	Class	Service Class	Service Class	Class	Class
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 1	$ 43	$ 76
Total investment income	-	-	1	43	76
Expenses:
Mortality and expense risk and
other charges	405	7	7	178	381
Total expenses	405	7	7	178	381
Net investment income (loss)	(405)	(7)	(6)	(135)	(305)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	12	199	30	717	(134)
Capital gains distributions	-	-	39	112	117
Total realized gain (loss) on investments	12	199	69	829	(17)
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(735)	(65)	(21)	701	3,921
Net increase (decrease) in net assets
resulting from operations	$ (1,128)	$ 127	$ 42	$ 1,395	$ 3,599

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

		ING FMRSM
		Large Cap	ING FMRSM
	ING FMRSM	Growth	Mid Cap	ING Franklin	ING Franklin
	Diversified Mid	Portfolio -	Growth	Income	Mutual Shares
	Cap Portfolio -	Institutional	Portfolio -	Portfolio -	Portfolio -
	Service Class	Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 1	$ 152	$ -	$ 62	$ -
Total investment income	1	152	-	62	-
Expenses:
Mortality and expense risk and
other charges	11	917	2	82	22
Total expenses	11	917	2	82	22
Net investment income (loss)	(10)	(765)	(2)	(20)	(22)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(34)	976	4	178	(21)
Capital gains distributions	5	-	-	8	1
Total realized gain (loss) on investments	(29)	976	4	186	(20)
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	202	1,707	(7)	(173)	69
Net increase (decrease) in net assets
resulting from operations	$ 163	$ 1,918	$ (5)	$ (7)	$ 27

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

				ING
			ING JPMorgan	JPMorgan	ING JPMorgan
			Emerging	Emerging	Small Cap
	ING Global	ING Global	Markets Equity	Markets	Core Equity
	Real Estate	Resources	Portfolio -	Equity	Portfolio -
	Portfolio -	Portfolio -	Institutional	Portfolio -	Institutional
	Service Class	Service Class	Class	Service Class	Class
Net investment income (loss)
Income:
Dividends	$ 82	$ 1	$ 81	$ 80	$ 18
Total investment income	82	1	81	80	18
Expenses:
Mortality and expense risk and
other charges	38	92	97	69	72
Total expenses	38	92	97	69	72
Net investment income (loss)	44	(91)	(16)	11	(54)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	155	523	1,400	944	498
Capital gains distributions	3	956	16	18	290
Total realized gain (loss) on investments	158	1,479	1,416	962	788
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(593)	1,202	741	1,571	(766)
Net increase (decrease) in net assets
resulting from operations	$ (391)	$ 2,590	$ 2,141	$ 2,544	$ (32)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

		ING JPMorgan
	ING JPMorgan	Value	ING JPMorgan		ING Legg
	Small Cap	Opportunities	Value	ING Julius	Mason Value
	Core Equity	Portfolio -	Opportunities	Baer Foreign	Portfolio -
	Portfolio -	Institutional	Portfolio -	Portfolio -	Institutional
	Service Class	Class	Service Class	Service Class	Class
Net investment income (loss)
Income:
Dividends	$ 1	$ 536	$ 42	$ 13	$ -
Total investment income	1	536	42	13	-
Expenses:
Mortality and expense risk and
other charges	3	462	49	156	350
Total expenses	3	462	49	156	350
Net investment income (loss)	(2)	74	(7)	(143)	(350)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(8)	2,631	170	1,079	1,368
Capital gains distributions	23	1,961	191	1,027	335
Total realized gain (loss) on investments	15	4,592	361	2,106	1,703
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(19)	(4,873)	(404)	185	(2,837)
Net increase (decrease) in net assets
resulting from operations	$ (6)	$ (207)	$ (50)	$ 2,148	$ (1,484)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

		ING LifeStyle		ING LifeStyle
	ING Legg	Aggressive	ING LifeStyle	Moderate	ING LifeStyle
	Mason Value	Growth	Growth	Growth	Moderate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ 16	$ 88	$ 185	$ 190
Total investment income	-	16	88	185	190
Expenses:
Mortality and expense risk and
other charges	5	29	126	200	166
Total expenses	5	29	126	200	166
Net investment income (loss)	(5)	(13)	(38)	(15)	24
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	17	116	381	455	363
Capital gains distributions	7	99	229	339	230
Total realized gain (loss) on investments	24	215	610	794	593
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(55)	(151)	(361)	(340)	(217)
Net increase (decrease) in net assets
resulting from operations	$ (36)	$ 51	$ 211	$ 439	$ 400

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

	ING Lord
	Abbett	ING Lord			ING Marsico
	Affiliated	Abbett	ING	ING Marsico	International
	Portfolio -	Affiliated	MarketPro	Growth	Opportunities
	Institutional	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 2	$ 16	$ -	$ -	$ 137
Total investment income	2	16	-	-	137
Expenses:
Mortality and expense risk and
other charges	27	14	-	14	161
Total expenses	27	14	-	14	161
Net investment income (loss)	(25)	2	-	(14)	(24)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	22	16	(1)	68	1,688
Capital gains distributions	3	23	4	-	828
Total realized gain (loss) on investments	25	39	3	68	2,516
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	129	(15)	(1)	74	(236)
Net increase (decrease) in net assets
resulting from operations	$ 129	$ 26	$ 2	$ 128	$ 2,256

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

				ING
	ING MFS Total			Oppenheimer	ING
	Return	ING MFS Total	ING MFS	Main Street	Oppenheimer
	Portfolio -	Return	Utilities	Portfolio® -	Main Street
	Institutional	Portfolio -	Portfolio -	Institutional	Portfolio® -
	Class	Service Class	Service Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 3,320	$ 49	$ 23	$ 37	$ 2
Total investment income	3,320	49	23	37	2
Expenses:
Mortality and expense risk and
other charges	1,437	15	26	44	1
Total expenses	1,437	15	26	44	1
Net investment income (loss)	1,883	34	(3)	(7)	1
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,805	15	511	250	16
Capital gains distributions	5,678	92	102	-	-
Total realized gain (loss) on investments	7,483	107	613	250	16
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(5,657)	(86)	28	(135)	(6)
Net increase (decrease) in net assets
resulting from operations	$ 3,709	$ 55	$ 638	$ 108	$ 11

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

		ING Pioneer		ING Pioneer
	ING PIMCO	Equity Income	ING Pioneer	Mid Cap Value	ING Pioneer
	High Yield	Portfolio -	Fund Portfolio	Portfolio -	Mid Cap Value
	Portfolio -	Institutional	- Institutional	Institutional	Portfolio -
	Service Class	Class	Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 220	$ 86	$ 300	$ 2	$ 7
Total investment income	220	86	300	2	7
Expenses:
Mortality and expense risk and
other charges	40	27	332	16	14
Total expenses	40	27	332	16	14
Net investment income (loss)	180	59	(32)	(14)	(7)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(6)	10	1,595	(9)	37
Capital gains distributions	15	-	570	11	67
Total realized gain (loss) on investments	9	10	2,165	2	104
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(126)	(218)	(945)	(85)	(122)
Net increase (decrease) in net assets
resulting from operations	$ 63	$ (149)	$ 1,188	$ (97)	$ (25)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

					ING Van
	ING T. Rowe	ING T. Rowe			Kampen
	Price Capital	Price Equity	ING Templeton	ING UBS U.S.	Growth and
	Appreciation	Income	Global Growth	Allocation	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 139	$ 95	$ 13	$ 133	$ 19
Total investment income	139	95	13	133	19
Expenses:
Mortality and expense risk and
other charges	73	71	17	88	12
Total expenses	73	71	17	88	12
Net investment income (loss)	66	24	(4)	45	7
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	11	236	50	167	22
Capital gains distributions	757	253	28	504	83
Total realized gain (loss) on investments	768	489	78	671	105
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(661)	(374)	(75)	(648)	(83)
Net increase (decrease) in net assets
resulting from operations	$ 173	$ 139	$ (1)	$ 68	$ 29

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

		ING VP Index
		Plus	ING VP Index
		International	Plus	ING Wells	ING Wells
	ING Van	Equity	International	Fargo	Fargo Small
	Kampen Real	Portfolio -	Equity	Disciplined	Cap Disciplined
	Estate Portfolio	Institutional	Portfolio -	Value Portfolio	Portfolio -
	- Service Class	Class	Service Class	- Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 34	$ -	$ -	$ 5	$ -
Total investment income	34	-	-	5	-
Expenses:
Mortality and expense risk and
other charges	24	52	129	5	5
Total expenses	24	52	129	5	5
Net investment income (loss)	10	(52)	(129)	-	(5)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(401)	(14)	1,568	17	16
Capital gains distributions	314	-	33	-	-
Total realized gain (loss) on investments	(87)	(14)	1,601	17	16
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(586)	(351)	(634)	(43)	(29)
Net increase (decrease) in net assets
resulting from operations	$ (663)	$ (417)	$ 838	$ (26)	$ (18)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

	ING American		ING American		ING Baron
	Century Large	ING American	Century Small-		Small Cap
	Company	Century Select	Mid Cap Value	ING Baron	Growth
	Value Portfolio	Portfolio -	Portfolio -	Asset Portfolio	Portfolio -
	- Service Class	Initial Class	Service Class	- Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 4	$ 338	$ 6	$ -	$ -
Total investment income	4	338	6	-	-
Expenses:
Mortality and expense risk and
other charges	3	199	13	3	62
Total expenses	3	199	13	3	62
Net investment income (loss)	1	139	(7)	(3)	(62)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	14	6,537	69	6	591
Capital gains distributions	20	-	173	-	-
Total realized gain (loss) on investments	34	6,537	242	6	591
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(41)	(2,805)	(278)	-	(197)
Net increase (decrease) in net assets
resulting from operations	$ (6)	$ 3,871	$ (43)	$ 3	$ 332

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

	ING Columbia		ING	ING Goldman
	Small Cap	ING Davis New	Fundamental	Sachs® Capital	ING JPMorgan
	Value II	York Venture	Research	Growth	International
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 2	$ 7	$ -	$ 3	$ 873
Total investment income	2	7	-	3	873
Expenses:
Mortality and expense risk and
other charges	28	32	-	-	509
Total expenses	28	32	-	-	509
Net investment income (loss)	(26)	(25)	-	3	364
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	235	97	-	23	6,935
Capital gains distributions	-	10	3	-	-
Total realized gain (loss) on investments	235	107	3	23	6,935
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(126)	(20)	(3)	(21)	(3,596)
Net increase (decrease) in net assets
resulting from operations	$ 83	$ 62	$ -	$ 5	$ 3,703

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

		ING Legg
		Mason	ING Lord
		Partners	Abbett U.S.	ING Neuberger	ING Neuberger
	ING JPMorgan	Aggressive	Government	Berman	Berman
	Mid Cap Value	Growth	Securities	Partners	Partners
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Initial Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 15	$ -	$ 550	$ 125	$ 1
Total investment income	15	-	550	125	1
Expenses:
Mortality and expense risk and
other charges	27	487	148	606	1
Total expenses	27	487	148	606	1
Net investment income (loss)	(12)	(487)	402	(481)	-
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	106	3,242	106	1,162	(31)
Capital gains distributions	136	-	-	2,032	13
Total realized gain (loss) on investments	242	3,242	106	3,194	(18)
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(198)	(3,600)	134	710	1
Net increase (decrease) in net assets
resulting from operations	$ 32	$ (845)	$ 642	$ 3,423	$ (17)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

				ING	ING
	ING Neuberger		ING	Oppenheimer	Oppenheimer
	Berman	ING OpCap	Oppenheimer	Strategic	Strategic
	Regency	Balanced Value	Global	Income	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Initial Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 1	$ 12	$ 1,890	$ 3,119	$ 1
Total investment income	1	12	1,890	3,119	1
Expenses:
Mortality and expense risk and
other charges	4	9	2,187	870	-
Total expenses	4	9	2,187	870	-
Net investment income (loss)	(3)	3	(297)	2,249	1
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	42	61	13,820	1,564	-
Capital gains distributions	1	98	7,080	-	-
Total realized gain (loss) on investments	43	159	20,900	1,564	-
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(40)	(197)	(10,554)	1,033	-
Net increase (decrease) in net assets
resulting from operations	$ -	$ (35)	$ 10,049	$ 4,846	$ 1

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

	ING PIMCO	ING Pioneer
	Total Return	High Yield	ING Solution	ING Solution	ING Solution
	Portfolio -	Portfolio -	2015 Portfolio -	2025 Portfolio -	2035 Portfolio -
	Service Class	Initial Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 247	$ 44	$ 7	$ 7	$ 6
Total investment income	247	44	7	7	6
Expenses:
Mortality and expense risk and
other charges	65	6	12	16	12
Total expenses	65	6	12	16	12
Net investment income (loss)	182	38	(5)	(9)	(6)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	48	(36)	3	17	2
Capital gains distributions	-	-	2	6	4
Total realized gain (loss) on investments	48	(36)	5	23	6
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	370	(8)	39	7	17
Net increase (decrease) in net assets
resulting from operations	$ 600	$ (6)	$ 39	$ 21	$ 17

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

			ING T. Rowe
			Price	ING T. Rowe
		ING Solution	Diversified Mid	Price Growth	ING Templeton
	ING Solution	Income	Cap Growth	Equity	Foreign Equity
	2045 Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Initial Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 3	$ 10	$ 138	$ 280	$ 12
Total investment income	3	10	138	280	12
Expenses:
Mortality and expense risk and
other charges	9	11	907	747	15
Total expenses	9	11	907	747	15
Net investment income (loss)	(6)	(1)	(769)	(467)	(3)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	36	44	4,626	4,167	100
Capital gains distributions	3	1	6,367	2,652	12
Total realized gain (loss) on investments	39	45	10,993	6,819	112
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(24)	2	(1,426)	(1,419)	10
Net increase (decrease) in net assets
resulting from operations	$ 9	$ 46	$ 8,798	$ 4,933	$ 119

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

		ING UBS U.S.	ING UBS U.S.	ING Van	ING Van
	ING	Large Cap	Small Cap	Kampen	Kampen Equity
	Thornburg	Equity	Growth	Comstock	and Income
	Value Portfolio	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	- Initial Class	Initial Class	Service Class	Service Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 135	$ 244	$ -	$ 36	$ 3,121
Total investment income	135	244	-	36	3,121
Expenses:
Mortality and expense risk and
other charges	365	447	1	26	1,615
Total expenses	365	447	1	26	1,615
Net investment income (loss)	(230)	(203)	(1)	10	1,506
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3,052	2,433	6	101	5,456
Capital gains distributions	-	-	2	80	3,522
Total realized gain (loss) on investments	3,052	2,433	8	181	8,978
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(1,017)	(2,008)	(4)	(249)	(6,939)
Net increase (decrease) in net assets
resulting from operations	$ 1,805	$ 222	$ 3	$ (58)	$ 3,545

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

	ING VP	ING VP	ING VP
	Strategic	Strategic	Strategic	ING VP
	Allocation	Allocation	Allocation	Growth and
	Conservative	Growth	Moderate	Income	ING GET U.S.
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Core Portfolio -
	Class I	Class I	Class I	Class I	Series 1
Net investment income (loss)
Income:
Dividends	$ 463	$ 260	$ 410	$ 4,751	$ 394
Total investment income	463	260	410	4,751	394
Expenses:
Mortality and expense risk and
other charges	180	184	227	3,940	300
Total expenses	180	184	227	3,940	300
Net investment income (loss)	283	76	183	811	94
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	522	815	1,358	7,654	149
Capital gains distributions	349	870	686	-	278
Total realized gain (loss) on investments	871	1,685	2,044	7,654	427
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(548)	(1,198)	(1,494)	13,733	(178)
Net increase (decrease) in net assets
resulting from operations	$ 606	$ 563	$ 733	$ 22,198	$ 343

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio	Core Portfolio	Core Portfolio	Core Portfolio	Core Portfolio
	- Series 2	- Series 3	- Series 4	- Series 5	- Series 6
Net investment income (loss)
Income:
Dividends	$ 217	$ 640	$ 135	$ 49	$ 875
Total investment income	217	640	135	49	875
Expenses:
Mortality and expense risk and
other charges	147	477	89	51	632
Total expenses	147	477	89	51	632
Net investment income (loss)	70	163	46	(2)	243
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	111	298	88	94	1,139
Capital gains distributions	60	9	105	125	1,927
Total realized gain (loss) on investments
and capital gains distributions	171	307	193	219	3,066
Net unrealized appreciation
(depreciation) of investments	(37)	322	(151)	(184)	(2,640)
Net increase (decrease) in net assets
resulting from operations	$ 204	$ 792	$ 88	$ 33	$ 669

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	- Series 7	Series 8	Series 9	Series 10	Series 11
Net investment income (loss)
Income:
Dividends	$ 597	$ 427	$ 403	$ 323	$ 585
Total investment income	597	427	403	323	585
Expenses:
Mortality and expense risk and
other charges	422	337	271	261	320
Total expenses	422	337	271	261	320
Net investment income (loss)	175	90	132	62	265
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,019	1,327	927	776	513
Capital gains distributions	777	829	415	349	323
Total realized gain (loss) on investments
and capital gains distributions	1,796	2,156	1,342	1,125	836
Net unrealized appreciation
(depreciation) of investments	(1,475)	(1,767)	(903)	(768)	(946)
Net increase (decrease) in net assets
resulting from operations	$ 496	$ 479	$ 571	$ 419	$ 155

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

				ING VP Global
				Science and	ING VP
	ING GET U.S.	ING GET U.S.	ING GET U.S.	Technology	Growth
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Portfolio -	Portfolio -
	Series 12	Series 13	Series 14	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ 591	$ 237	$ -	$ -	$ 31
Total investment income	591	237	-	-	31
Expenses:
Mortality and expense risk and
other charges	915	747	365	97	208
Total expenses	915	747	365	97	208
Net investment income (loss)	(324)	(510)	(365)	(97)	(177)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,089	408	173	1,213	950
Capital gains distributions	1,133	1	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	2,222	409	173	1,213	950
Net unrealized appreciation
(depreciation) of investments	(1,310)	1,284	547	183	1,889
Net increase (decrease) in net assets
resulting from operations	$ 588	$ 1,183	$ 355	$ 1,299	$ 2,662

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

				ING VP
	ING VP Index	ING VP Index	ING VP Index	International	ING VP Small
	Plus LargeCap	Plus MidCap	Plus SmallCap	Equity	Company
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ 1,806	$ 125	$ 35	$ 660	$ 123
Total investment income	1,806	125	35	660	123
Expenses:
Mortality and expense risk and
other charges	1,776	134	67	195	778
Total expenses	1,776	134	67	195	778
Net investment income (loss)	30	(9)	(32)	465	(655)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	10,501	1,337	532	3,922	4,077
Capital gains distributions	-	1,206	782	1,701	10,027
Total realized gain (loss) on investments
and capital gains distributions	10,501	2,543	1,314	5,623	14,104
Net unrealized appreciation
(depreciation) of investments	(4,595)	(1,745)	(1,734)	(5,090)	(9,930)
Net increase (decrease) in net assets
resulting from operations	$ 5,936	$ 789	$ (452)	$ 998	$ 3,519

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

			ING VP
	ING VP Value	ING VP Value	Financial	ING VP High	ING VP
	Opportunity	Opportunity	Services	Yield Bond	International
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Value Portfolio
	Class I	Class S	Class I	Class I	- Class I
Net investment income (loss)
Income:
Dividends	$ 177	$ 16	$ 9	$ 2,317	$ 125
Total investment income	177	16	9	2,317	125
Expenses:
Mortality and expense risk and
other charges	128	13	4	389	60
Total expenses	128	13	4	389	60
Net investment income (loss)	49	3	5	1,928	65
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	758	64	19	59	522
Capital gains distributions	-	-	27	-	1,172
Total realized gain (loss) on investments
and capital gains distributions	758	64	46	59	1,694
Net unrealized appreciation
(depreciation) of investments	(553)	(43)	(121)	(1,666)	(933)
Net increase (decrease) in net assets
resulting from operations	$ 254	$ 24	$ (70)	$ 321	$ 826

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

	ING VP	ING VP		ING VP	ING VP
	MidCap	MidCap		SmallCap	SmallCap
	Opportunities	Opportunities	ING VP Real	Opportunities	Opportunities
	Portfolio -	Portfolio -	Estate Portfolio	Portfolio -	Portfolio -
	Class I	Class S	- Class I	Class I	Class S
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 68	$ -	$ -
Total investment income	-	-	68	-	-
Expenses:
Mortality and expense risk and
other charges	5	98	28	3	65
Total expenses	5	98	28	3	65
Net investment income (loss)	(5)	(98)	40	(3)	(65)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	35	784	558	32	594
Capital gains distributions	-	-	79	-	-
Total realized gain (loss) on investments
and capital gains distributions	35	784	637	32	594
Net unrealized appreciation
(depreciation) of investments	76	879	(1,045)	(10)	(101)
Net increase (decrease) in net assets
resulting from operations	$ 106	$ 1,565	$ (368)	$ 19	$ 428

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

					Janus Aspen
					Series
	ING VP	ING VP	ING VP Money	ING VP	Balanced
	Balanced	Intermediate	Market	Natural	Portfolio -
	Portfolio -	Bond Portfolio	Portfolio -	Resources	Institutional
	Class I	- Class I	Class I	Trust	Shares
Net investment income (loss)
Income:
Dividends	$ 4,192	$ 3,908	$ 8,811	$ 9	$ 1
Total investment income	4,192	3,908	8,811	9	1
Expenses:
Mortality and expense risk and
other charges	1,873	1,300	2,723	2	-
Total expenses	1,873	1,300	2,723	2	-
Net investment income (loss)	2,319	2,608	6,088	7	1
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5,731	(375)	2,744	(1,114)	-
Capital gains distributions	6,203	-	-	977	-
Total realized gain (loss) on investments
and capital gains distributions	11,934	(375)	2,744	(137)	-
Net unrealized appreciation
(depreciation) of investments	(7,477)	2,890	(779)	(174)	2
Net increase (decrease) in net assets
resulting from operations	$ 6,776	$ 5,123	$ 8,053	$ (304)	$ 3

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

				Janus Aspen
		Janus Aspen	Janus Aspen	Series	Lord Abbett
	Janus Aspen	Series Large	Series Mid Cap	Worldwide	Series Fund -
	Series Flexible	Cap Growth	Growth	Growth	Growth and
	Bond Portfolio	Portfolio -	Portfolio -	Portfolio -	Income
	- Institutional	Institutional	Institutional	Institutional	Portfolio -
	Shares	Shares	Shares	Shares	Class VC
Net investment income (loss)
Income:
Dividends	$ 1	$ -	$ -	$ -	$ -
Total investment income	1	-	-	-	-
Expenses:
Mortality and expense risk and
other charges	-	-	-	-	37
Total expenses	-	-	-	-	37
Net investment income (loss)	1	-	-	-	(37)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	-	(2)	941
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	(2)	941
Net unrealized appreciation
(depreciation) of investments	-	1	1	(1)	(799)
Net increase (decrease) in net assets
resulting from operations	$ 1	$ 1	$ 1	$ (3)	$ 105

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

	Lord Abbett
	Series Fund -			Oppenheimer
	Mid-Cap Value	Oppenheimer	Oppenheimer	Main Street	Oppenheimer
	Portfolio -	Global	Main Street	Small Cap	Mid Cap
	Class VC	Securities/VA	Fund®/VA	Fund®/VA	Fund/VA
Net investment income (loss)
Income:
Dividends	$ 19	$ 1	$ 4	$ 2	$ -
Total investment income	19	1	4	2	-
Expenses:
Mortality and expense risk and
other charges	43	1	5	6	1
Total expenses	43	1	5	6	1
Net investment income (loss)	(24)	-	(1)	(4)	(1)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	132	-	8	4	2
Capital gains distributions	556	4	-	22	-
Total realized gain (loss) on investments	688	4	8	26	2
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(655)	-	4	(34)	(3)
Net increase (decrease) in net assets
resulting from operations	$ 9	$ 4	$ 11	$ (12)	$ (2)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

	PIMCO Real	Pioneer
	Return	Emerging	Pioneer Equity		Pioneer High
	Portfolio -	Markets VCT	Income VCT	Pioneer Fund	Yield VCT
	Administrative	Portfolio -	Portfolio -	VCT Portfolio -	Portfolio -
	Class	Class I	Class I	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ 112	$ 2	$ 82	$ 1	$ 55
Total investment income	112	2	82	1	55
Expenses:
Mortality and expense risk and
other charges	19	9	37	1	11
Total expenses	19	9	37	1	11
Net investment income (loss)	93	(7)	45	-	44
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(62)	75	561	12	17
Capital gains distributions	7	37	230	-	1
Total realized gain (loss) on investments
and capital gains distributions	(55)	112	791	12	18
Net unrealized appreciation
(depreciation) of investments	196	182	(699)	(11)	(22)
Net increase (decrease) in net assets
resulting from operations	$ 234	$ 287	$ 137	$ 1	$ 40

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

	Pioneer Mid
	Cap Value	Wanger		Wanger U.S.
	VCT Portfolio -	International		Smaller
	Class I	Small Cap	Wanger Select	Companies
Net investment income (loss)
Income:
Dividends	$ 30	$ -	$ -	$ -
Total investment income	30	-	-	-
Expenses:
Mortality and expense risk and
other charges	19	4	33	5
Total expenses	19	4	33	5
Net investment income (loss)	11	(4)	(33)	(5)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(487)	(33)	418	41
Capital gains distributions	397	-	64	26
Total realized gain (loss) on investments
and capital gains distributions	(90)	(33)	482	67
Net unrealized appreciation
(depreciation) of investments	350	18	(159)	(31)
Net increase (decrease) in net assets
resulting from operations	$ 271	$ (19)	$ 290	$ 31

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

	AIM V.I.
	Capital			Federated
	Appreciation	AIM V.I. Core	Calvert Social	American
	Fund - Series I	Equity Fund -	Balanced	Leaders Fund
	Shares	Series I Shares	Portfolio	II
Net assets at January 1, 2006	$ 448	$ 893	$ 2,190	$ 28,971
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(3)	19	47
Total realized gain (loss) on investments
and capital gains distributions	32	41	95	3,560
Net unrealized appreciation (depreciation) of investments	-	147	26	(109)
Net increase (decrease) in net assets from operations	26	185	140	3,498
Changes from principal transactions:
Total unit transactions	603	545	(229)	(7,686)
Increase (decrease) in assets derived from principal
transactions	603	545	(229)	(7,686)
Total increase (decrease)	629	730	(89)	(4,188)
Net assets at December 31, 2006	1,077	1,623	2,101	24,783
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	3	21	25
Total realized gain (loss) on investments
and capital gains distributions	73	83	248	2,447
Net unrealized appreciation (depreciation) of investments	58	29	(231)	(4,673)
Net increase (decrease) in net assets from operations	122	115	38	(2,201)
Changes from principal transactions:
Total unit transactions	(270)	(246)	(373)	(5,138)
Increase (decrease) in assets derived from principal
transactions	(270)	(246)	(373)	(5,138)
Total increase (decrease)	(148)	(131)	(335)	(7,339)
Net assets at December 31, 2007	$ 929	$ 1,492	$ 1,766	$ 17,444

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

			Federated Fund
	Federated	Federated	for U.S.	Federated High
	Capital Income	Equity Income	Government	Income Bond
	Fund II	Fund II	Securities II	Fund II
Net assets at January 1, 2006	$ 3,367	$ 6,708	$ 4,124	$ 7,437
Increase (decrease) in net assets
Operations:
Net investment income (loss)	147	57	117	506
Total realized gain (loss) on investments
and capital gains distributions	(60)	(294)	(132)	66
Net unrealized appreciation (depreciation) of investments	318	1,444	67	23
Net increase (decrease) in net assets from operations	405	1,207	52	595
Changes from principal transactions:
Total unit transactions	(733)	(1,719)	(1,791)	(1,509)
Increase (decrease) in assets derived from principal
transactions	(733)	(1,719)	(1,791)	(1,509)
Total increase (decrease)	(328)	(512)	(1,739)	(914)
Net assets at December 31, 2006	3,039	6,196	2,385	6,523
Increase (decrease) in net assets
Operations:
Net investment income (loss)	107	87	68	416
Total realized gain (loss) on investments
and capital gains distributions	9	253	(15)	118
Net unrealized appreciation (depreciation) of investments	(39)	(270)	48	(400)
Net increase (decrease) in net assets from operations	77	70	101	134
Changes from principal transactions:
Total unit transactions	(579)	(1,577)	(361)	(1,075)
Increase (decrease) in assets derived from principal
transactions	(579)	(1,577)	(361)	(1,075)
Total increase (decrease)	(502)	(1,507)	(260)	(941)
Net assets at December 31, 2007	$ 2,537	$ 4,689	$ 2,125	$ 5,582

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

		Federated Mid		Fidelity® VIP
	Federated	Cap Growth	Federated	Equity-Income
	International	Strategies Fund	Prime Money	Portfolio -
	Equity Fund II	II	Fund II	Initial Class
Net assets at January 1, 2006	$ 4,318	$ 8,518	$ 2,500	$ 191,800
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(49)	(105)	68	3,844
Total realized gain (loss) on investments
and capital gains distributions	(632)	(793)	-	27,899
Net unrealized appreciation (depreciation) of investments	1,325	1,366	-	133
Net increase (decrease) in net assets from operations	644	468	68	31,876
Changes from principal transactions:
Total unit transactions	(1,117)	(2,553)	(466)	(35,930)
Increase (decrease) in assets derived from principal
transactions	(1,117)	(2,553)	(466)	(35,930)
Total increase (decrease)	(473)	(2,085)	(398)	(4,054)
Net assets at December 31, 2006	3,845	6,433	2,102	187,746
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(46)	(92)	70	601
Total realized gain (loss) on investments
and capital gains distributions	178	32	-	25,838
Net unrealized appreciation (depreciation) of investments	169	1,067	-	(24,034)
Net increase (decrease) in net assets from operations	301	1,007	70	2,405
Changes from principal transactions:
Total unit transactions	(597)	(1,326)	(257)	(45,976)
Increase (decrease) in assets derived from principal
transactions	(597)	(1,326)	(257)	(45,976)
Total increase (decrease)	(296)	(319)	(187)	(43,571)
Net assets at December 31, 2007	$ 3,549	$ 6,114	$ 1,915	$ 144,175

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Growth	High Income	Overseas	Contrafund®
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class
Net assets at January 1, 2006	$ 90,041	$ 39,781	$ 15,059	$ 286,196
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(112)	(119)	32	120
Total realized gain (loss) on investments
and capital gains distributions	9,458	(990)	3,786	42,352
Net unrealized appreciation (depreciation) of investments	(5,400)	2,187	(1,661)	(15,437)
Net increase (decrease) in net assets from operations	3,946	1,078	2,157	27,035
Changes from principal transactions:
Total unit transactions	(79,773)	(40,636)	(8,693)	(45,788)
Increase (decrease) in assets derived from principal
transactions	(79,773)	(40,636)	(8,693)	(45,788)
Total increase (decrease)	(75,827)	(39,558)	(6,536)	(18,753)
Net assets at December 31, 2006	14,214	223	8,523	267,443
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11)	8	225	(900)
Total realized gain (loss) on investments
and capital gains distributions	625	2	1,493	86,953
Net unrealized appreciation (depreciation) of investments	2,724	(6)	(353)	(47,847)
Net increase (decrease) in net assets from operations	3,338	4	1,365	38,206
Changes from principal transactions:
Total unit transactions	(597)	(124)	288	(63,726)
Increase (decrease) in assets derived from principal
transactions	(597)	(124)	288	(63,726)
Total increase (decrease)	2,741	(120)	1,653	(25,520)
Net assets at December 31, 2007	$ 16,955	$ 103	$ 10,176	$ 241,923

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

		Fidelity® VIP
	Fidelity® VIP	Investment	Franklin Small
	Index 500	Grade Bond	Cap Value	Mutual Shares
	Portfolio -	Portfolio -	Securities Fund	Securities Fund
	Initial Class	Initial Class	- Class 2	- Class 2
Net assets at January 1, 2006	$ 56,445	$ 1,759	$ 4,461	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	244	47	(12)	(12)
Total realized gain (loss) on investments
and capital gains distributions	2,160	(1)	371	7
Net unrealized appreciation (depreciation) of investments	4,344	(5)	342	267
Net increase (decrease) in net assets from operations	6,748	41	701	262
Changes from principal transactions:
Total unit transactions	(13,550)	(590)	(193)	3,492
Increase (decrease) in assets derived from principal
transactions	(13,550)	(590)	(193)	3,492
Total increase (decrease)	(6,802)	(549)	508	3,754
Net assets at December 31, 2006	49,643	1,210	4,969	3,754
Increase (decrease) in net assets
Operations:
Net investment income (loss)	995	34	(12)	19
Total realized gain (loss) on investments
and capital gains distributions	2,817	(2)	658	283
Net unrealized appreciation (depreciation) of investments	(1,805)	-	(770)	(267)
Net increase (decrease) in net assets from operations	2,007	32	(124)	35
Changes from principal transactions:
Total unit transactions	(10,262)	(163)	(582)	(3,789)
Increase (decrease) in assets derived from principal
transactions	(10,262)	(163)	(582)	(3,789)
Total increase (decrease)	(8,255)	(131)	(706)	(3,754)
Net assets at December 31, 2007	$ 41,388	$ 1,079	$ 4,263	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

	ING GET Fund	ING GET Fund	ING GET Fund	ING GET Fund
	- Series Q	- Series R	- Series S	- Series T
Net assets at January 1, 2006	$ 31,948	$ 25,579	$ 31,376	$ 24,062
Increase (decrease) in net assets
Operations:
Net investment income (loss)	584	348	304	227
Total realized gain (loss) on investments
and capital gains distributions	131	635	390	441
Net unrealized appreciation (depreciation) of investments	228	68	638	285
Net increase (decrease) in net assets from operations	943	1,051	1,332	953
Changes from principal transactions:
Total unit transactions	(7,149)	(4,829)	(8,321)	(4,281)
Increase (decrease) in assets derived from principal
transactions	(7,149)	(4,829)	(8,321)	(4,281)
Total increase (decrease)	(6,206)	(3,778)	(6,989)	(3,328)
Net assets at December 31, 2006	25,742	21,801	24,387	20,734
Increase (decrease) in net assets
Operations:
Net investment income (loss)	998	690	661	532
Total realized gain (loss) on investments
and capital gains distributions	(446)	442	721	(3)
Net unrealized appreciation (depreciation) of investments	(587)	(477)	(808)	(240)
Net increase (decrease) in net assets from operations	(35)	655	574	289
Changes from principal transactions:
Total unit transactions	(25,707)	(22,456)	(24,961)	(21,023)
Increase (decrease) in assets derived from principal
transactions	(25,707)	(22,456)	(24,961)	(21,023)
Total increase (decrease)	(25,742)	(21,801)	(24,387)	(20,734)
Net assets at December 31, 2007	$ -	$ -	$ -	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

			ING
			AllianceBernstein
			Mid Cap Growth	ING American
	ING GET Fund	ING GET Fund	Portfolio - Service	Funds Growth
	- Series U	- Series V	Class	Portfolio
Net assets at January 1, 2006	$ 23,508	$ 44,051	$ 201	$ 20,435
Increase (decrease) in net assets
Operations:
Net investment income (loss)	130	118	(6)	(297)
Total realized gain (loss) on investments
and capital gains distributions	213	(200)	(56)	592
Net unrealized appreciation (depreciation) of investments	713	799	(52)	1,963
Net increase (decrease) in net assets from operations	1,056	717	(114)	2,258
Changes from principal transactions:
Total unit transactions	(4,927)	(14,052)	490	9,276
Increase (decrease) in assets derived from principal
transactions	(4,927)	(14,052)	490	9,276
Total increase (decrease)	(3,871)	(13,335)	376	11,534
Net assets at December 31, 2006	19,637	30,716	577	31,969
Increase (decrease) in net assets
Operations:
Net investment income (loss)	69	81	(2)	(320)
Total realized gain (loss) on investments
and capital gains distributions	377	119	(41)	3,198
Net unrealized appreciation (depreciation) of investments	(67)	611	55	170
Net increase (decrease) in net assets from operations	379	811	12	3,048
Changes from principal transactions:
Total unit transactions	(3,043)	(5,796)	(406)	(6,922)
Increase (decrease) in assets derived from principal
transactions	(3,043)	(5,796)	(406)	(6,922)
Total increase (decrease)	(2,664)	(4,985)	(394)	(3,874)
Net assets at December 31, 2007	$ 16,973	$ 25,731	$ 183	$ 28,095

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

			ING BlackRock
			Large Cap	ING BlackRock
	ING American	ING American	Growth	Large Cap
	Funds Growth-	Funds	Portfolio -	Growth
	Income	International	Institutional	Portfolio -
	Portfolio	Portfolio	Class	Service Class
Net assets at January 1, 2006	$ 22,150	$ 27,749	$ -	$ 1,700
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(148)	(152)	-	(22)
Total realized gain (loss) on investments
and capital gains distributions	456	3,294	-	153
Net unrealized appreciation (depreciation) of investments	3,042	1,369	-	(45)
Net increase (decrease) in net assets from operations	3,350	4,511	-	86
Changes from principal transactions:
Total unit transactions	5,244	(1,282)	-	(160)
Increase (decrease) in assets derived from principal
transactions	5,244	(1,282)	-	(160)
Total increase (decrease)	8,594	3,229	-	(74)
Net assets at December 31, 2006	30,744	30,978	-	1,626
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(93)	(127)	(405)	(7)
Total realized gain (loss) on investments
and capital gains distributions	2,572	4,997	12	199
Net unrealized appreciation (depreciation) of investments	(1,549)	(105)	(735)	(65)
Net increase (decrease) in net assets from operations	930	4,765	(1,128)	127
Changes from principal transactions:
Total unit transactions	(7,123)	(6,290)	44,795	(1,753)
Increase (decrease) in assets derived from principal
transactions	(7,123)	(6,290)	44,795	(1,753)
Total increase (decrease)	(6,193)	(1,525)	43,667	(1,626)
Net assets at December 31, 2007	$ 24,551	$ 29,453	$ 43,667	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

		ING Evergreen	ING FMRSM
	ING Evergreen	Omega	Diversified Mid	ING FMRSM
	Health Sciences	Portfolio -	Cap Portfolio -	Diversified Mid
	Portfolio -	Institutional	Institutional	Cap Portfolio -
	Service Class	Class	Class	Service Class
Net assets at January 1, 2006	$ 505	$ 17,454	$ -	$ 356
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(211)	(261)	(13)
Total realized gain (loss) on investments
and capital gains distributions	16	179	2,204	162
Net unrealized appreciation (depreciation) of investments	35	664	(2,483)	(124)
Net increase (decrease) in net assets from operations	47	632	(540)	25
Changes from principal transactions:
Total unit transactions	10	(3,687)	29,483	1,263
Increase (decrease) in assets derived from principal
transactions	10	(3,687)	29,483	1,263
Total increase (decrease)	57	(3,055)	28,943	1,288
Net assets at December 31, 2006	562	14,399	28,943	1,644
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(135)	(305)	(10)
Total realized gain (loss) on investments
and capital gains distributions	69	829	(17)	(29)
Net unrealized appreciation (depreciation) of investments	(21)	701	3,921	202
Net increase (decrease) in net assets from operations	42	1,395	3,599	163
Changes from principal transactions:
Total unit transactions	(48)	(3,881)	(3,799)	(551)
Increase (decrease) in assets derived from principal
transactions	(48)	(3,881)	(3,799)	(551)
Total increase (decrease)	(6)	(2,486)	(200)	(388)
Net assets at December 31, 2007	$ 556	$ 11,913	$ 28,743	$ 1,256

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

	ING FMRSM
	Large Cap	ING FMRSM
	Growth	Mid Cap	ING Franklin	ING Franklin
	Portfolio -	Growth	Income	Mutual Shares
	Institutional	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Service Class
Net assets at January 1, 2006	$ 25,074	$ -	$ -	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(819)	(1)	(20)	-
Total realized gain (loss) on investments
and capital gains distributions	(138)	(1)	22	-
Net unrealized appreciation (depreciation) of investments	(91)	5	225	-
Net increase (decrease) in net assets from operations	(1,048)	3	227	-
Changes from principal transactions:
Total unit transactions	54,190	106	4,089	-
Increase (decrease) in assets derived from principal
transactions	54,190	106	4,089	-
Total increase (decrease)	53,142	109	4,316	-
Net assets at December 31, 2006	78,216	109	4,316	-
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(765)	(2)	(20)	(22)
Total realized gain (loss) on investments
and capital gains distributions	976	4	186	(20)
Net unrealized appreciation (depreciation) of investments	1,707	(7)	(173)	69
Net increase (decrease) in net assets from operations	1,918	(5)	(7)	27
Changes from principal transactions:
Total unit transactions	(19,845)	70	2,639	3,627
Increase (decrease) in assets derived from principal
transactions	(19,845)	70	2,639	3,627
Total increase (decrease)	(17,927)	65	2,632	3,654
Net assets at December 31, 2007	$ 60,289	$ 174	$ 6,948	$ 3,654

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

			ING JPMorgan
			Emerging	ING JPMorgan
	ING Global	ING Global	Markets Equity	Emerging
	Real Estate	Resources	Portfolio -	Markets Equity
	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Class	Service Class
Net assets at January 1, 2006	$ -	$ -	$ 1,210	$ 2,620
Increase (decrease) in net assets
Operations:
Net investment income (loss)	28	(6)	(21)	(15)
Total realized gain (loss) on investments
and capital gains distributions	33	(13)	126	470
Net unrealized appreciation (depreciation) of investments	209	79	722	830
Net increase (decrease) in net assets from operations	270	60	827	1,285
Changes from principal transactions:
Total unit transactions	1,747	1,550	2,450	2,420
Increase (decrease) in assets derived from principal
transactions	1,747	1,550	2,450	2,420
Total increase (decrease)	2,017	1,610	3,277	3,705
Net assets at December 31, 2006	2,017	1,610	4,487	6,325
Increase (decrease) in net assets
Operations:
Net investment income (loss)	44	(91)	(16)	11
Total realized gain (loss) on investments
and capital gains distributions	158	1,479	1,416	962
Net unrealized appreciation (depreciation) of investments	(593)	1,202	741	1,571
Net increase (decrease) in net assets from operations	(391)	2,590	2,141	2,544
Changes from principal transactions:
Total unit transactions	767	6,902	3,262	1,443
Increase (decrease) in assets derived from principal
transactions	767	6,902	3,262	1,443
Total increase (decrease)	376	9,492	5,403	3,987
Net assets at December 31, 2007	$ 2,393	$ 11,102	$ 9,890	$ 10,312

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

	ING JPMorgan		ING JPMorgan
	Small Cap Core	ING JPMorgan	Value	ING JPMorgan
	Equity	Small Cap Core	Opportunities	Value
	Portfolio -	Equity	Portfolio -	Opportunities
	Institutional	Portfolio -	Institutional	Portfolio -
	Class	Service Class	Class	Service Class
Net assets at January 1, 2006	$ 9,171	$ 16	$ 45,057	$ 3,197
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(98)	(3)	(223)	(34)
Total realized gain (loss) on investments
and capital gains distributions	484	26	1,536	98
Net unrealized appreciation (depreciation) of investments	706	5	5,950	487
Net increase (decrease) in net assets from operations	1,092	28	7,263	551
Changes from principal transactions:
Total unit transactions	(3,362)	314	(11,007)	(205)
Increase (decrease) in assets derived from principal
transactions	(3,362)	314	(11,007)	(205)
Total increase (decrease)	(2,270)	342	(3,744)	346
Net assets at December 31, 2006	6,901	358	41,313	3,543
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(54)	(2)	74	(7)
Total realized gain (loss) on investments
and capital gains distributions	788	15	4,592	361
Net unrealized appreciation (depreciation) of investments	(766)	(19)	(4,873)	(404)
Net increase (decrease) in net assets from operations	(32)	(6)	(207)	(50)
Changes from principal transactions:
Total unit transactions	(2,682)	(207)	(13,412)	(596)
Increase (decrease) in assets derived from principal
transactions	(2,682)	(207)	(13,412)	(596)
Total increase (decrease)	(2,714)	(213)	(13,619)	(646)
Net assets at December 31, 2007	$ 4,187	$ 145	$ 27,694	$ 2,897

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

		ING Legg		ING LifeStyle
	ING Julius	Mason Value	ING Legg	Aggressive
	Baer Foreign	Portfolio -	Mason Value	Growth
	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Class	Service Class	Service Class
Net assets at January 1, 2006	$ 2,191	$ 37,805	$ 731	$ 532
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(75)	(430)	(5)	(11)
Total realized gain (loss) on investments
and capital gains distributions	363	649	28	47
Net unrealized appreciation (depreciation) of investments	1,725	1,214	12	107
Net increase (decrease) in net assets from operations	2,013	1,433	35	143
Changes from principal transactions:
Total unit transactions	9,677	(7,242)	(195)	564
Increase (decrease) in assets derived from principal
transactions	9,677	(7,242)	(195)	564
Total increase (decrease)	11,690	(5,809)	(160)	707
Net assets at December 31, 2006	13,881	31,996	571	1,239
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(143)	(350)	(5)	(13)
Total realized gain (loss) on investments
and capital gains distributions	2,106	1,703	24	215
Net unrealized appreciation (depreciation) of investments	185	(2,837)	(55)	(151)
Net increase (decrease) in net assets from operations	2,148	(1,484)	(36)	51
Changes from principal transactions:
Total unit transactions	(285)	(9,198)	(101)	911
Increase (decrease) in assets derived from principal
transactions	(285)	(9,198)	(101)	911
Total increase (decrease)	1,863	(10,682)	(137)	962
Net assets at December 31, 2007	$ 15,744	$ 21,314	$ 434	$ 2,201

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

				ING Lord
		ING LifeStyle		Abbett
	ING LifeStyle	Moderate	ING LifeStyle	Affiliated
	Growth	Growth	Moderate	Portfolio -
	Portfolio -	Portfolio -	Portfolio -	Institutional
	Service Class	Service Class	Service Class	Class
Net assets at January 1, 2006	$ 2,302	$ 3,437	$ 3,932	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(50)	(38)	(23)	-
Total realized gain (loss) on investments
and capital gains distributions	197	263	222	(6)
Net unrealized appreciation (depreciation) of investments	610	862	579	1
Net increase (decrease) in net assets from operations	757	1,087	778	(5)
Changes from principal transactions:
Total unit transactions	5,726	9,291	5,707	50
Increase (decrease) in assets derived from principal
transactions	5,726	9,291	5,707	50
Total increase (decrease)	6,483	10,378	6,485	45
Net assets at December 31, 2006	8,785	13,815	10,417	45
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(38)	(15)	24	(25)
Total realized gain (loss) on investments
and capital gains distributions	610	794	593	25
Net unrealized appreciation (depreciation) of investments	(361)	(340)	(217)	129
Net increase (decrease) in net assets from operations	211	439	400	129
Changes from principal transactions:
Total unit transactions	(803)	519	1,459	6,856
Increase (decrease) in assets derived from principal
transactions	(803)	519	1,459	6,856
Total increase (decrease)	(592)	958	1,859	6,985
Net assets at December 31, 2007	$ 8,193	$ 14,773	$ 12,276	$ 7,030

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

	ING Lord			ING Marsico
	Abbett	ING	ING Marsico	International
	Affiliated	MarketPro	Growth	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2006	$ -	$ -	$ 210	$ 8,410
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	-	(5)	(142)
Total realized gain (loss) on investments
and capital gains distributions	12	-	3	766
Net unrealized appreciation (depreciation) of investments	46	1	45	1,505
Net increase (decrease) in net assets from operations	56	1	43	2,129
Changes from principal transactions:
Total unit transactions	1,015	19	665	3,079
Increase (decrease) in assets derived from principal
transactions	1,015	19	665	3,079
Total increase (decrease)	1,071	20	708	5,208
Net assets at December 31, 2006	1,071	20	918	13,618
Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	-	(14)	(24)
Total realized gain (loss) on investments
and capital gains distributions	39	3	68	2,516
Net unrealized appreciation (depreciation) of investments	(15)	(1)	74	(236)
Net increase (decrease) in net assets from operations	26	2	128	2,256
Changes from principal transactions:
Total unit transactions	(142)	(22)	1,096	(2,141)
Increase (decrease) in assets derived from principal
transactions	(142)	(22)	1,096	(2,141)
Total increase (decrease)	(116)	(20)	1,224	115
Net assets at December 31, 2007	$ 955	$ -	$ 2,142	$ 13,733

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

				ING
	ING MFS Total			Oppenheimer
	Return	ING MFS Total	ING MFS	Main Street
	Portfolio -	Return	Utilities	Portfolio® -
	Institutional	Portfolio -	Portfolio -	Institutional
	Class	Service Class	Service Class	Class
Net assets at January 1, 2006	$ 145,082	$ 2,374	$ 469	$ 1,589
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,780	30	(5)	1
Total realized gain (loss) on investments
and capital gains distributions	6,590	93	36	81
Net unrealized appreciation (depreciation) of investments	4,996	63	170	236
Net increase (decrease) in net assets from operations	13,366	186	201	318
Changes from principal transactions:
Total unit transactions	(34,843)	(902)	531	1,185
Increase (decrease) in assets derived from principal
transactions	(34,843)	(902)	531	1,185
Total increase (decrease)	(21,477)	(716)	732	1,503
Net assets at December 31, 2006	123,605	1,658	1,201	3,092
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,883	34	(3)	(7)
Total realized gain (loss) on investments
and capital gains distributions	7,483	107	613	250
Net unrealized appreciation (depreciation) of investments	(5,657)	(86)	28	(135)
Net increase (decrease) in net assets from operations	3,709	55	638	108
Changes from principal transactions:
Total unit transactions	(34,415)	(90)	2,257	(198)
Increase (decrease) in assets derived from principal
transactions	(34,415)	(90)	2,257	(198)
Total increase (decrease)	(30,706)	(35)	2,895	(90)
Net assets at December 31, 2007	$ 92,899	$ 1,623	$ 4,096	$ 3,002

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

	ING		ING Pioneer
	Oppenheimer	ING PIMCO	Equity Income	ING Pioneer
	Main Street	High Yield	Portfolio -	Fund Portfolio
	Portfolio® -	Portfolio -	Institutional	- Institutional
	Service Class	Service Class	Class	Class
Net assets at January 1, 2006	$ 27	$ 2,987	$ -	$ 27,255
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	182	-	(348)
Total realized gain (loss) on investments
and capital gains distributions	1	13	-	641
Net unrealized appreciation (depreciation) of investments	6	59	-	3,545
Net increase (decrease) in net assets from operations	7	254	-	3,838
Changes from principal transactions:
Total unit transactions	134	677	-	(4,777)
Increase (decrease) in assets derived from principal
transactions	134	677	-	(4,777)
Total increase (decrease)	141	931	-	(939)
Net assets at December 31, 2006	168	3,918	-	26,316
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	180	59	(32)
Total realized gain (loss) on investments
and capital gains distributions	16	9	10	2,165
Net unrealized appreciation (depreciation) of investments	(6)	(126)	(218)	(945)
Net increase (decrease) in net assets from operations	11	63	(149)	1,188
Changes from principal transactions:
Total unit transactions	(102)	(1,131)	6,439	(5,692)
Increase (decrease) in assets derived from principal
transactions	(102)	(1,131)	6,439	(5,692)
Total increase (decrease)	(91)	(1,068)	6,290	(4,504)
Net assets at December 31, 2007	$ 77	$ 2,850	$ 6,290	$ 21,812

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

	ING Pioneer		ING T. Rowe	ING T. Rowe
	Mid Cap Value	ING Pioneer	Price Capital	Price Equity
	Portfolio -	Mid Cap Value	Appreciation	Income
	Institutional	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Service Class
Net assets at January 1, 2006	$ -	$ -	$ 878	$ 4,775
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(1)	13	22
Total realized gain (loss) on investments
and capital gains distributions	-	(1)	238	340
Net unrealized appreciation (depreciation) of investments	-	17	214	530
Net increase (decrease) in net assets from operations	-	15	465	892
Changes from principal transactions:
Total unit transactions	36	329	4,461	683
Increase (decrease) in assets derived from principal
transactions	36	329	4,461	683
Total increase (decrease)	36	344	4,926	1,575
Net assets at December 31, 2006	36	344	5,804	6,350
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14)	(7)	66	24
Total realized gain (loss) on investments
and capital gains distributions	2	104	768	489
Net unrealized appreciation (depreciation) of investments	(85)	(122)	(661)	(374)
Net increase (decrease) in net assets from operations	(97)	(25)	173	139
Changes from principal transactions:
Total unit transactions	3,819	928	3,033	873
Increase (decrease) in assets derived from principal
transactions	3,819	928	3,033	873
Total increase (decrease)	3,722	903	3,206	1,012
Net assets at December 31, 2007	$ 3,758	$ 1,247	$ 9,010	$ 7,362

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

			ING Van
			Kampen
	ING Templeton	ING UBS U.S.	Growth and	ING Van
	Global Growth	Allocation	Income	Kampen Real
	Portfolio -	Portfolio -	Portfolio -	Estate Portfolio
	Service Class	Service Class	Service Class	- Service Class
Net assets at January 1, 2006	$ -	$ 7,663	$ 1,341	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	6	6	(1)
Total realized gain (loss) on investments
and capital gains distributions	2	160	157	13
Net unrealized appreciation (depreciation) of investments	40	518	33	56
Net increase (decrease) in net assets from operations	41	684	196	68
Changes from principal transactions:
Total unit transactions	651	(1,188)	(61)	1,011
Increase (decrease) in assets derived from principal
transactions	651	(1,188)	(61)	1,011
Total increase (decrease)	692	(504)	135	1,079
Net assets at December 31, 2006	692	7,159	1,476	1,079
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	45	7	10
Total realized gain (loss) on investments
and capital gains distributions	78	671	105	(87)
Net unrealized appreciation (depreciation) of investments	(75)	(648)	(83)	(586)
Net increase (decrease) in net assets from operations	(1)	68	29	(663)
Changes from principal transactions:
Total unit transactions	577	(1,235)	(310)	1,088
Increase (decrease) in assets derived from principal
transactions	577	(1,235)	(310)	1,088
Total increase (decrease)	576	(1,167)	(281)	425
Net assets at December 31, 2007	$ 1,268	$ 5,992	$ 1,195	$ 1,504

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

	ING VP Index
	Plus	ING VP Index
	International	Plus	ING Wells	ING Wells
	Equity	International	Fargo	Fargo Small
	Portfolio -	Equity	Disciplined	Cap Disciplined
	Institutional	Portfolio -	Value Portfolio	Portfolio -
	Class	Service Class	- Service Class	Service Class
Net assets at January 1, 2006	$ -	$ -	$ -	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	9	(1)	-
Total realized gain (loss) on investments
and capital gains distributions	-	131	-	13
Net unrealized appreciation (depreciation) of investments	-	609	12	8
Net increase (decrease) in net assets from operations	-	749	11	21
Changes from principal transactions:
Total unit transactions	-	8,927	214	353
Increase (decrease) in assets derived from principal
transactions	-	8,927	214	353
Total increase (decrease)	-	9,676	225	374
Net assets at December 31, 2006	-	9,676	225	374
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(52)	(129)	-	(5)
Total realized gain (loss) on investments
and capital gains distributions	(14)	1,601	17	16
Net unrealized appreciation (depreciation) of investments	(351)	(634)	(43)	(29)
Net increase (decrease) in net assets from operations	(417)	838	(26)	(18)
Changes from principal transactions:
Total unit transactions	25,259	(9,169)	176	(38)
Increase (decrease) in assets derived from principal
transactions	25,259	(9,169)	176	(38)
Total increase (decrease)	24,842	(8,331)	150	(56)
Net assets at December 31, 2007	$ 24,842	$ 1,345	$ 375	$ 318

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

	ING American		ING American
	Century Large	ING American	Century Small-
	Company	Century Select	Mid Cap Value	ING Baron
	Value Portfolio	Portfolio -	Portfolio -	Asset Portfolio
	- Service Class	Initial Class	Service Class	- Service Class
Net assets at January 1, 2006	$ 130	$ 69,123	$ 1,511	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	9	(13)	-
Total realized gain (loss) on investments
and capital gains distributions	19	571	35	-
Net unrealized appreciation (depreciation) of investments	10	(2,957)	187	-
Net increase (decrease) in net assets from operations	27	(2,377)	209	-
Changes from principal transactions:
Total unit transactions	30	(16,180)	(70)	7
Increase (decrease) in assets derived from principal
transactions	30	(16,180)	(70)	7
Total increase (decrease)	57	(18,557)	139	7
Net assets at December 31, 2006	187	50,566	1,650	7
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	139	(7)	(3)
Total realized gain (loss) on investments
and capital gains distributions	34	6,537	242	6
Net unrealized appreciation (depreciation) of investments	(41)	(2,805)	(278)	-
Net increase (decrease) in net assets from operations	(6)	3,871	(43)	3
Changes from principal transactions:
Total unit transactions	87	(54,437)	(208)	678
Increase (decrease) in assets derived from principal
transactions	87	(54,437)	(208)	678
Total increase (decrease)	81	(50,566)	(251)	681
Net assets at December 31, 2007	$ 268	$ -	$ 1,399	$ 688

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

	ING Baron	ING Columbia		ING
	Small Cap	Small Cap	ING Davis New	Fundamental
	Growth	Value II	York Venture	Research
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2006	$ 3,883	$ -	$ 982	$ 19
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(49)	(20)	(13)	-
Total realized gain (loss) on investments
and capital gains distributions	309	45	141	-
Net unrealized appreciation (depreciation) of investments	492	257	67	2
Net increase (decrease) in net assets from operations	752	282	195	2
Changes from principal transactions:
Total unit transactions	2,426	3,012	906	3
Increase (decrease) in assets derived from principal
transactions	2,426	3,012	906	3
Total increase (decrease)	3,178	3,294	1,101	5
Net assets at December 31, 2006	7,061	3,294	2,083	24
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(62)	(26)	(25)	-
Total realized gain (loss) on investments
and capital gains distributions	591	235	107	3
Net unrealized appreciation (depreciation) of investments	(197)	(126)	(20)	(3)
Net increase (decrease) in net assets from operations	332	83	62	-
Changes from principal transactions:
Total unit transactions	(2,160)	(1,701)	1,241	(24)
Increase (decrease) in assets derived from principal
transactions	(2,160)	(1,701)	1,241	(24)
Total increase (decrease)	(1,828)	(1,618)	1,303	(24)
Net assets at December 31, 2007	$ 5,233	$ 1,676	$ 3,386	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

				ING Legg
	ING Goldman			Mason Partners
	Sachs® Capital	ING JPMorgan	ING JPMorgan	Aggressive
	Growth	International	Mid Cap Value	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Initial Class
Net assets at January 1, 2006	$ 379	$ 43,806	$ 2,101	$ 48,357
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(131)	(22)	(586)
Total realized gain (loss) on investments
and capital gains distributions	43	4,989	95	2,183
Net unrealized appreciation (depreciation) of investments	(16)	3,422	288	2,274
Net increase (decrease) in net assets from operations	25	8,280	361	3,871
Changes from principal transactions:
Total unit transactions	(122)	(6,725)	304	(9,719)
Increase (decrease) in assets derived from principal
transactions	(122)	(6,725)	304	(9,719)
Total increase (decrease)	(97)	1,555	665	(5,848)
Net assets at December 31, 2006	282	45,361	2,766	42,509
Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	364	(12)	(487)
Total realized gain (loss) on investments
and capital gains distributions	23	6,935	242	3,242
Net unrealized appreciation (depreciation) of investments	(21)	(3,596)	(198)	(3,600)
Net increase (decrease) in net assets from operations	5	3,703	32	(845)
Changes from principal transactions:
Total unit transactions	(287)	(11,159)	184	(9,332)
Increase (decrease) in assets derived from principal
transactions	(287)	(11,159)	184	(9,332)
Total increase (decrease)	(282)	(7,456)	216	(10,177)
Net assets at December 31, 2007	$ -	$ 37,905	$ 2,982	$ 32,332

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

	ING Lord
	Abbett U.S.	ING Neuberger	ING Neuberger	ING Neuberger
	Government	Berman	Berman	Berman
	Securities	Partners	Partners	Regency
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Service Class	Service Class
Net assets at January 1, 2006	$ -	$ -	$ -	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	408	(454)	-	-
Total realized gain (loss) on investments
and capital gains distributions	81	(392)	2	5
Net unrealized appreciation (depreciation) of investments	(8)	2,399	-	29
Net increase (decrease) in net assets from operations	481	1,553	2	34
Changes from principal transactions:
Total unit transactions	11,068	47,700	(2)	336
Increase (decrease) in assets derived from principal
transactions	11,068	47,700	(2)	336
Total increase (decrease)	11,549	49,253	-	370
Net assets at December 31, 2006	11,549	49,253	-	370
Increase (decrease) in net assets
Operations:
Net investment income (loss)	402	(481)	-	(3)
Total realized gain (loss) on investments
and capital gains distributions	106	3,194	(18)	43
Net unrealized appreciation (depreciation) of investments	134	710	1	(40)
Net increase (decrease) in net assets from operations	642	3,423	(17)	-
Changes from principal transactions:
Total unit transactions	(1,027)	(12,643)	64	(236)
Increase (decrease) in assets derived from principal
transactions	(1,027)	(12,643)	64	(236)
Total increase (decrease)	(385)	(9,220)	47	(236)
Net assets at December 31, 2007	$ 11,164	$ 40,033	$ 47	$ 134

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

			ING	ING
		ING	Oppenheimer	Oppenheimer
	ING OpCap	Oppenheimer	Strategic	Strategic
	Balanced Value	Global	Income	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Initial Class	Service Class
Net assets at January 1, 2006	$ 1,444	$ 193,562	$ 75,516	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(2,210)	(648)	-
Total realized gain (loss) on investments
and capital gains distributions	42	8,172	498	-
Net unrealized appreciation (depreciation) of investments	70	22,931	5,038	-
Net increase (decrease) in net assets from operations	111	28,893	4,888	-
Changes from principal transactions:
Total unit transactions	(369)	(32,175)	(10,118)	1
Increase (decrease) in assets derived from principal
transactions	(369)	(32,175)	(10,118)	1
Total increase (decrease)	(258)	(3,282)	(5,230)	1
Net assets at December 31, 2006	1,186	190,280	70,286	1
Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	(297)	2,249	1
Total realized gain (loss) on investments
and capital gains distributions	159	20,900	1,564	-
Net unrealized appreciation (depreciation) of investments	(197)	(10,554)	1,033	-
Net increase (decrease) in net assets from operations	(35)	10,049	4,846	1
Changes from principal transactions:
Total unit transactions	(346)	(40,882)	(8,494)	18
Increase (decrease) in assets derived from principal
transactions	(346)	(40,882)	(8,494)	18
Total increase (decrease)	(381)	(30,833)	(3,648)	19
Net assets at December 31, 2007	$ 805	$ 159,447	$ 66,638	$ 20

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

	ING PIMCO	ING Pioneer
	Total Return	High Yield	ING Solution	ING Solution
	Portfolio -	Portfolio -	2015 Portfolio -	2025 Portfolio -
	Service Class	Initial Class	Service Class	Service Class
Net assets at January 1, 2006	$ 5,693	$ -	$ 68	$ 125
Increase (decrease) in net assets
Operations:
Net investment income (loss)	47	-	(6)	(3)
Total realized gain (loss) on investments
and capital gains distributions	4	-	3	4
Net unrealized appreciation (depreciation) of investments	133	-	73	61
Net increase (decrease) in net assets from operations	184	-	70	62
Changes from principal transactions:
Total unit transactions	844	21	821	666
Increase (decrease) in assets derived from principal
transactions	844	21	821	666
Total increase (decrease)	1,028	21	891	728
Net assets at December 31, 2006	6,721	21	959	853
Increase (decrease) in net assets
Operations:
Net investment income (loss)	182	38	(5)	(9)
Total realized gain (loss) on investments
and capital gains distributions	48	(36)	5	23
Net unrealized appreciation (depreciation) of investments	370	(8)	39	7
Net increase (decrease) in net assets from operations	600	(6)	39	21
Changes from principal transactions:
Total unit transactions	706	340	454	1,543
Increase (decrease) in assets derived from principal
transactions	706	340	454	1,543
Total increase (decrease)	1,306	334	493	1,564
Net assets at December 31, 2007	$ 8,027	$ 355	$ 1,452	$ 2,417

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

				ING T. Rowe
				Price
			ING Solution	Diversified Mid
	ING Solution	ING Solution	Income	Cap Growth
	2035 Portfolio -	2045 Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class
Net assets at January 1, 2006	$ 3	$ 3	$ 138	$ 90,830
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(1)	(2)	(1,033)
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	5,012
Net unrealized appreciation (depreciation) of investments	38	21	23	1,987
Net increase (decrease) in net assets from operations	35	20	21	5,966
Changes from principal transactions:
Total unit transactions	415	249	249	(18,504)
Increase (decrease) in assets derived from principal
transactions	415	249	249	(18,504)
Total increase (decrease)	450	269	270	(12,538)
Net assets at December 31, 2006	453	272	408	78,292
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(6)	(1)	(769)
Total realized gain (loss) on investments
and capital gains distributions	6	39	45	10,993
Net unrealized appreciation (depreciation) of investments	17	(24)	2	(1,426)
Net increase (decrease) in net assets from operations	17	9	46	8,798
Changes from principal transactions:
Total unit transactions	1,160	1,100	810	(18,383)
Increase (decrease) in assets derived from principal
transactions	1,160	1,100	810	(18,383)
Total increase (decrease)	1,177	1,109	856	(9,585)
Net assets at December 31, 2007	$ 1,630	$ 1,381	$ 1,264	$ 68,707

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

	ING T. Rowe			ING UBS U.S.
	Price Growth	ING Templeton	ING	Large Cap
	Equity	Foreign Equity	Thornburg	Equity
	Portfolio -	Portfolio -	Value Portfolio	Portfolio -
	Initial Class	Service Class	- Initial Class	Initial Class
Net assets at January 1, 2006	$ 64,310	$ -	$ 30,602	$ 40,268
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(630)	4	(215)	(178)
Total realized gain (loss) on investments
and capital gains distributions	2,712	(3)	2,427	1,632
Net unrealized appreciation (depreciation) of investments	4,582	35	1,876	3,113
Net increase (decrease) in net assets from operations	6,664	36	4,088	4,567
Changes from principal transactions:
Total unit transactions	(10,734)	679	(5,771)	(7,853)
Increase (decrease) in assets derived from principal
transactions	(10,734)	679	(5,771)	(7,853)
Total increase (decrease)	(4,070)	715	(1,683)	(3,286)
Net assets at December 31, 2006	60,240	715	28,919	36,982
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(467)	(3)	(230)	(203)
Total realized gain (loss) on investments
and capital gains distributions	6,819	112	3,052	2,433
Net unrealized appreciation (depreciation) of investments	(1,419)	10	(1,017)	(2,008)
Net increase (decrease) in net assets from operations	4,933	119	1,805	222
Changes from principal transactions:
Total unit transactions	(11,350)	704	(3,290)	(6,278)
Increase (decrease) in assets derived from principal
transactions	(11,350)	704	(3,290)	(6,278)
Total increase (decrease)	(6,417)	823	(1,485)	(6,056)
Net assets at December 31, 2007	$ 53,823	$ 1,538	$ 27,434	$ 30,926

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

				ING VP
	ING UBS U.S.	ING Van	ING Van	Strategic
	Small Cap	Kampen	Kampen Equity	Allocation
	Growth	Comstock	and Income	Conservative
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Initial Class	Class I
Net assets at January 1, 2006	$ -	$ 3,224	$ 146,295	$ 16,483
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(6)	980	212
Total realized gain (loss) on investments
and capital gains distributions	-	188	7,808	825
Net unrealized appreciation (depreciation) of investments	1	251	6,558	(41)
Net increase (decrease) in net assets from operations	1	433	15,346	996
Changes from principal transactions:
Total unit transactions	28	(409)	(19,266)	(3,364)
Increase (decrease) in assets derived from principal
transactions	28	(409)	(19,266)	(3,364)
Total increase (decrease)	29	24	(3,920)	(2,368)
Net assets at December 31, 2006	29	3,248	142,375	14,115
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	10	1,506	283
Total realized gain (loss) on investments
and capital gains distributions	8	181	8,978	871
Net unrealized appreciation (depreciation) of investments	(4)	(249)	(6,939)	(548)
Net increase (decrease) in net assets from operations	3	(58)	3,545	606
Changes from principal transactions:
Total unit transactions	4	(622)	(32,966)	(1,609)
Increase (decrease) in assets derived from principal
transactions	4	(622)	(32,966)	(1,609)
Total increase (decrease)	7	(680)	(29,421)	(1,003)
Net assets at December 31, 2007	$ 36	$ 2,568	$ 112,954	$ 13,112

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

	ING VP	ING VP
	Strategic	Strategic	ING VP
	Allocation	Allocation	Growth and
	Growth	Moderate	Income	ING GET U.S.
	Portfolio -	Portfolio -	Portfolio -	Core Portfolio -
	Class I	Class I	Class I	Series 1
Net assets at January 1, 2006	$ 14,815	$ 21,319	$ 383,782	$ 19,331
Increase (decrease) in net assets
Operations:
Net investment income (loss)	19	125	214	89
Total realized gain (loss) on investments
and capital gains distributions	743	1,174	(4,005)	398
Net unrealized appreciation (depreciation) of investments	870	615	49,182	489
Net increase (decrease) in net assets from operations	1,632	1,914	45,391	976
Changes from principal transactions:
Total unit transactions	(1,328)	(2,975)	(56,582)	(3,729)
Increase (decrease) in assets derived from principal
transactions	(1,328)	(2,975)	(56,582)	(3,729)
Total increase (decrease)	304	(1,061)	(11,191)	(2,753)
Net assets at December 31, 2006	15,119	20,258	372,591	16,578
Increase (decrease) in net assets
Operations:
Net investment income (loss)	76	183	811	94
Total realized gain (loss) on investments
and capital gains distributions	1,685	2,044	7,654	427
Net unrealized appreciation (depreciation) of investments	(1,198)	(1,494)	13,733	(178)
Net increase (decrease) in net assets from operations	563	733	22,198	343
Changes from principal transactions:
Total unit transactions	(1,578)	(4,691)	(55,600)	(2,880)
Increase (decrease) in assets derived from principal
transactions	(1,578)	(4,691)	(55,600)	(2,880)
Total increase (decrease)	(1,015)	(3,958)	(33,402)	(2,537)
Net assets at December 31, 2007	$ 14,104	$ 16,300	$ 339,189	$ 14,041

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 2	Series 3	Series 4	Series 5
Net assets at January 1, 2006	$ 14,471	$ 41,138	$ 5,868	$ 3,957
Increase (decrease) in net assets
Operations:
Net investment income (loss)	114	240	44	8
Total realized gain (loss) on investments
and capital gains distributions	118	144	141	205
Net unrealized appreciation (depreciation) of investments	241	1,009	113	93
Net increase (decrease) in net assets from operations	473	1,393	298	306
Changes from principal transactions:
Total unit transactions	(5,925)	(14,289)	(1,051)	(981)
Increase (decrease) in assets derived from principal
transactions	(5,925)	(14,289)	(1,051)	(981)
Total increase (decrease)	(5,452)	(12,896)	(753)	(675)
Net assets at December 31, 2006	9,019	28,242	5,115	3,282
Increase (decrease) in net assets
Operations:
Net investment income (loss)	70	163	46	(2)
Total realized gain (loss) on investments
and capital gains distributions	171	307	193	219
Net unrealized appreciation (depreciation) of investments	(37)	322	(151)	(184)
Net increase (decrease) in net assets from operations	204	792	88	33
Changes from principal transactions:
Total unit transactions	(3,095)	(5,720)	(1,170)	(922)
Increase (decrease) in assets derived from principal
transactions	(3,095)	(5,720)	(1,170)	(922)
Total increase (decrease)	(2,891)	(4,928)	(1,082)	(889)
Net assets at December 31, 2007	$ 6,128	$ 23,314	$ 4,033	$ 2,393

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 6	Series 7	Series 8	Series 9
Net assets at January 1, 2006	$ 68,984	$ 43,222	$ 32,287	$ 23,302
Increase (decrease) in net assets
Operations:
Net investment income (loss)	468	238	46	(85)
Total realized gain (loss) on investments
and capital gains distributions	1,783	976	405	164
Net unrealized appreciation (depreciation) of investments	1,791	1,691	1,957	1,570
Net increase (decrease) in net assets from operations	4,042	2,905	2,408	1,649
Changes from principal transactions:
Total unit transactions	(30,503)	(17,109)	(6,639)	(4,916)
Increase (decrease) in assets derived from principal
transactions	(30,503)	(17,109)	(6,639)	(4,916)
Total increase (decrease)	(26,461)	(14,204)	(4,231)	(3,267)
Net assets at December 31, 2006	42,523	29,018	28,056	20,035
Increase (decrease) in net assets
Operations:
Net investment income (loss)	243	175	90	132
Total realized gain (loss) on investments
and capital gains distributions	3,066	1,796	2,156	1,342
Net unrealized appreciation (depreciation) of investments	(2,640)	(1,475)	(1,767)	(903)
Net increase (decrease) in net assets from operations	669	496	479	571
Changes from principal transactions:
Total unit transactions	(12,055)	(10,159)	(13,295)	(8,738)
Increase (decrease) in assets derived from principal
transactions	(12,055)	(10,159)	(13,295)	(8,738)
Total increase (decrease)	(11,386)	(9,663)	(12,816)	(8,167)
Net assets at December 31, 2007	$ 31,137	$ 19,355	$ 15,240	$ 11,868

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 10	Series 11	Series 12	Series 13
Net assets at January 1, 2006	$ 21,698	$ 24,279	$ -	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(188)	(337)	(618)	(135)
Total realized gain (loss) on investments
and capital gains distributions	141	88	644	26
Net unrealized appreciation (depreciation) of investments	1,459	1,320	5,467	68
Net increase (decrease) in net assets from operations	1,412	1,071	5,493	(41)
Changes from principal transactions:
Total unit transactions	(5,109)	(6,453)	43,450	44,546
Increase (decrease) in assets derived from principal
transactions	(5,109)	(6,453)	43,450	44,546
Total increase (decrease)	(3,697)	(5,382)	48,943	44,505
Net assets at December 31, 2006	18,001	18,897	48,943	44,505
Increase (decrease) in net assets
Operations:
Net investment income (loss)	62	265	(324)	(510)
Total realized gain (loss) on investments
and capital gains distributions	1,125	836	2,222	409
Net unrealized appreciation (depreciation) of investments	(768)	(946)	(1,310)	1,284
Net increase (decrease) in net assets from operations	419	155	588	1,183
Changes from principal transactions:
Total unit transactions	(8,470)	(7,622)	(7,470)	(12,364)
Increase (decrease) in assets derived from principal
transactions	(8,470)	(7,622)	(7,470)	(12,364)
Total increase (decrease)	(8,051)	(7,467)	(6,882)	(11,181)
Net assets at December 31, 2007	$ 9,950	$ 11,430	$ 42,061	$ 33,324

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

		ING VP Global
		Science and	ING VP	ING VP Index
	ING GET U.S.	Technology	Growth	Plus LargeCap
	Core Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Series 14	Class I	Class I	Class I
Net assets at January 1, 2006	$ -	$ 10,507	$ 23,711	$ 161,314
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(112)	(232)	(158)
Total realized gain (loss) on investments
and capital gains distributions	-	862	621	5,193
Net unrealized appreciation (depreciation) of investments	-	(191)	(166)	13,770
Net increase (decrease) in net assets from operations	-	559	223	18,805
Changes from principal transactions:
Total unit transactions	85	(2,927)	(5,180)	(27,759)
Increase (decrease) in assets derived from principal
transactions	85	(2,927)	(5,180)	(27,759)
Total increase (decrease)	85	(2,368)	(4,957)	(8,954)
Net assets at December 31, 2006	85	8,139	18,754	152,360
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(365)	(97)	(177)	30
Total realized gain (loss) on investments
and capital gains distributions	173	1,213	950	10,501
Net unrealized appreciation (depreciation) of investments	547	183	1,889	(4,595)
Net increase (decrease) in net assets from operations	355	1,299	2,662	5,936
Changes from principal transactions:
Total unit transactions	25,132	(246)	(4,052)	(2,972)
Increase (decrease) in assets derived from principal
transactions	25,132	(246)	(4,052)	(2,972)
Total increase (decrease)	25,487	1,053	(1,390)	2,964
Net assets at December 31, 2007	$ 25,572	$ 9,192	$ 17,364	$ 155,324

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

			ING VP
	ING VP Index	ING VP Index	International	ING VP Small
	Plus MidCap	Plus SmallCap	Equity	Company
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I
Net assets at January 1, 2006	$ 18,302	$ 9,917	$ 17,086	$ 72,337
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(37)	(41)	65	(598)
Total realized gain (loss) on investments
and capital gains distributions	2,826	1,572	1,784	16,315
Net unrealized appreciation (depreciation) of investments	(1,340)	(393)	1,580	(5,581)
Net increase (decrease) in net assets from operations	1,449	1,138	3,429	10,136
Changes from principal transactions:
Total unit transactions	(3,037)	(2,328)	(2,320)	(14,467)
Increase (decrease) in assets derived from principal
transactions	(3,037)	(2,328)	(2,320)	(14,467)
Total increase (decrease)	(1,588)	(1,190)	1,109	(4,331)
Net assets at December 31, 2006	16,714	8,727	18,195	68,006
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	(32)	465	(655)
Total realized gain (loss) on investments
and capital gains distributions	2,543	1,314	5,623	14,104
Net unrealized appreciation (depreciation) of investments	(1,745)	(1,734)	(5,090)	(9,930)
Net increase (decrease) in net assets from operations	789	(452)	998	3,519
Changes from principal transactions:
Total unit transactions	(2,835)	(1,916)	(19,193)	(18,445)
Increase (decrease) in assets derived from principal
transactions	(2,835)	(1,916)	(19,193)	(18,445)
Total increase (decrease)	(2,046)	(2,368)	(18,195)	(14,926)
Net assets at December 31, 2007	$ 14,668	$ 6,359	$ -	$ 53,080

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

			ING VP
	ING VP Value	ING VP Value	Financial	ING VP High
	Opportunity	Opportunity	Services	Yield Bond
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class I
Net assets at January 1, 2006	$ 12,906	$ 1,436	$ 126	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	27	4	1	1,392
Total realized gain (loss) on investments
and capital gains distributions	289	18	15	(90)
Net unrealized appreciation (depreciation) of investments	1,261	149	19	573
Net increase (decrease) in net assets from operations	1,577	171	35	1,875
Changes from principal transactions:
Total unit transactions	(2,962)	(415)	265	31,080
Increase (decrease) in assets derived from principal
transactions	(2,962)	(415)	265	31,080
Total increase (decrease)	(1,385)	(244)	300	32,955
Net assets at December 31, 2006	11,521	1,192	426	32,955
Increase (decrease) in net assets
Operations:
Net investment income (loss)	49	3	5	1,928
Total realized gain (loss) on investments
and capital gains distributions	758	64	46	59
Net unrealized appreciation (depreciation) of investments	(553)	(43)	(121)	(1,666)
Net increase (decrease) in net assets from operations	254	24	(70)	321
Changes from principal transactions:
Total unit transactions	(2,966)	(432)	297	(9,020)
Increase (decrease) in assets derived from principal
transactions	(2,966)	(432)	297	(9,020)
Total increase (decrease)	(2,712)	(408)	227	(8,699)
Net assets at December 31, 2007	$ 8,809	$ 784	$ 653	$ 24,256

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

		ING VP	ING VP
	ING VP	MidCap	MidCap
	International	Opportunities	Opportunities	ING VP Real
	Value Portfolio	Portfolio -	Portfolio -	Estate Portfolio
	- Class I	Class I	Class S	- Class I
Net assets at January 1, 2006	$ 3,967	$ 379	$ 10,674	$ 2,360
Increase (decrease) in net assets
Operations:
Net investment income (loss)	77	(4)	(126)	58
Total realized gain (loss) on investments
and capital gains distributions	625	54	954	543
Net unrealized appreciation (depreciation) of investments	576	(27)	(280)	479
Net increase (decrease) in net assets from operations	1,278	23	548	1,080
Changes from principal transactions:
Total unit transactions	1,480	9	(3,400)	1,643
Increase (decrease) in assets derived from principal
transactions	1,480	9	(3,400)	1,643
Total increase (decrease)	2,758	32	(2,852)	2,723
Net assets at December 31, 2006	6,725	411	7,822	5,083
Increase (decrease) in net assets
Operations:
Net investment income (loss)	65	(5)	(98)	40
Total realized gain (loss) on investments
and capital gains distributions	1,694	35	784	637
Net unrealized appreciation (depreciation) of investments	(933)	76	879	(1,045)
Net increase (decrease) in net assets from operations	826	106	1,565	(368)
Changes from principal transactions:
Total unit transactions	(1,048)	343	(2,428)	(3,255)
Increase (decrease) in assets derived from principal
transactions	(1,048)	343	(2,428)	(3,255)
Total increase (decrease)	(222)	449	(863)	(3,623)
Net assets at December 31, 2007	$ 6,503	$ 860	$ 6,959	$ 1,460

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

	ING VP	ING VP
	SmallCap	SmallCap	ING VP	ING VP
	Opportunities	Opportunities	Balanced	Intermediate
	Portfolio -	Portfolio -	Portfolio -	Bond Portfolio
	Class I	Class S	Class I	- Class I
Net assets at January 1, 2006	$ 88	$ 6,065	$ 174,465	$ 130,583
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(77)	2,027	3,175
Total realized gain (loss) on investments
and capital gains distributions	25	554	4,345	39
Net unrealized appreciation (depreciation) of investments	11	101	7,516	47
Net increase (decrease) in net assets from operations	33	578	13,888	3,261
Changes from principal transactions:
Total unit transactions	120	(1,420)	(22,364)	(18,141)
Increase (decrease) in assets derived from principal
transactions	120	(1,420)	(22,364)	(18,141)
Total increase (decrease)	153	(842)	(8,476)	(14,880)
Net assets at December 31, 2006	241	5,223	165,989	115,703
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(65)	2,319	2,608
Total realized gain (loss) on investments
and capital gains distributions	32	594	11,934	(375)
Net unrealized appreciation (depreciation) of investments	(10)	(101)	(7,477)	2,890
Net increase (decrease) in net assets from operations	19	428	6,776	5,123
Changes from principal transactions:
Total unit transactions	150	(1,467)	(27,316)	(15,629)
Increase (decrease) in assets derived from principal
transactions	150	(1,467)	(27,316)	(15,629)
Total increase (decrease)	169	(1,039)	(20,540)	(10,506)
Net assets at December 31, 2007	$ 410	$ 4,184	$ 145,449	$ 105,197

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

			Janus Aspen	Janus Aspen
	ING VP Money	ING VP	Series Balanced	Series Flexible
	Market	Natural	Portfolio -	Bond Portfolio
	Portfolio -	Resources	Institutional	- Institutional
	Class I	Trust	Shares	Shares
Net assets at January 1, 2006	$ 214,217	$ 4,803	$ 19	$ 11
Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,475	(56)	-	1
Total realized gain (loss) on investments
and capital gains distributions	2,074	1,587	-	-
Net unrealized appreciation (depreciation) of investments	2,304	(749)	2	-
Net increase (decrease) in net assets from operations	7,853	782	2	1
Changes from principal transactions:
Total unit transactions	2,897	(53)	-	-
Increase (decrease) in assets derived from principal
transactions	2,897	(53)	-	-
Total increase (decrease)	10,750	729	2	1
Net assets at December 31, 2006	224,967	5,532	21	12
Increase (decrease) in net assets
Operations:
Net investment income (loss)	6,088	7	1	1
Total realized gain (loss) on investments
and capital gains distributions	2,744	(137)	-	-
Net unrealized appreciation (depreciation) of investments	(779)	(174)	2	-
Net increase (decrease) in net assets from operations	8,053	(304)	3	1
Changes from principal transactions:
Total unit transactions	(28,176)	(5,228)	(1)	(1)
Increase (decrease) in assets derived from principal
transactions	(28,176)	(5,228)	(1)	(1)
Total increase (decrease)	(20,123)	(5,532)	2	-
Net assets at December 31, 2007	$ 204,844	$ -	$ 23	$ 12

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

			Janus Aspen
	Janus Aspen	Janus Aspen	Series	Lord Abbett
	Series Large	Series Mid	Worldwide	Series Fund -
	Cap Growth	Cap Growth	Growth	Growth and
	Portfolio -	Portfolio -	Portfolio -	Income
	Institutional	Institutional	Institutional	Portfolio -
	Shares	Shares	Shares	Class VC
Net assets at January 1, 2006	$ 7	$ 6	$ 6	$ 7,859
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	31
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	427
Net unrealized appreciation (depreciation) of investments	1	1	1	694
Net increase (decrease) in net assets from operations	1	1	1	1,152
Changes from principal transactions:
Total unit transactions	-	-	-	(1,080)
Increase (decrease) in assets derived from principal
transactions	-	-	-	(1,080)
Total increase (decrease)	1	1	1	72
Net assets at December 31, 2006	8	7	7	7,931
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	(37)
Total realized gain (loss) on investments
and capital gains distributions	-	-	(2)	941
Net unrealized appreciation (depreciation) of investments	1	1	(1)	(799)
Net increase (decrease) in net assets from operations	1	1	(3)	105
Changes from principal transactions:
Total unit transactions	-	-	4	(8,036)
Increase (decrease) in assets derived from principal
transactions	-	-	4	(8,036)
Total increase (decrease)	1	1	1	(7,931)
Net assets at December 31, 2007	$ 9	$ 8	$ 8	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

	Lord Abbett
	Series Fund -			Oppenheimer
	Mid-Cap Value	Oppenheimer	Oppenheimer	Main Street
	Portfolio -	Global	Main Street	Small Cap
	Class VC	Securities/VA	Fund®/VA	Fund®/VA
Net assets at January 1, 2006	$ 5,924	$ 72	$ 58,462	$ 41
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(24)	-	398	(4)
Total realized gain (loss) on investments
and capital gains distributions	577	4	11,962	4
Net unrealized appreciation (depreciation) of investments	(21)	8	(9,009)	23
Net increase (decrease) in net assets from operations	532	12	3,351	23
Changes from principal transactions:
Total unit transactions	(1,814)	(1)	(61,432)	659
Increase (decrease) in assets derived from principal
transactions	(1,814)	(1)	(61,432)	659
Total increase (decrease)	(1,282)	11	(58,081)	682
Net assets at December 31, 2006	4,642	83	381	723
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(24)	-	(1)	(4)
Total realized gain (loss) on investments
and capital gains distributions	688	4	8	26
Net unrealized appreciation (depreciation) of investments	(655)	-	4	(34)
Net increase (decrease) in net assets from operations	9	4	11	(12)
Changes from principal transactions:
Total unit transactions	(510)	(3)	42	(94)
Increase (decrease) in assets derived from principal
transactions	(510)	(3)	42	(94)
Total increase (decrease)	(501)	1	53	(106)
Net assets at December 31, 2007	$ 4,141	$ 84	$ 434	$ 617

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

		PIMCO Real	Pioneer
		Return	Emerging	Pioneer Equity
	Oppenheimer	Portfolio -	Markets VCT	Income VCT
	Mid Cap	Administrative	Portfolio -	Portfolio -
	Fund/VA	Class	Class I	Class I
Net assets at January 1, 2006	$ 32,591	$ 1,526	$ -	$ 4,265
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(141)	71	-	82
Total realized gain (loss) on investments
and capital gains distributions	10,590	46	-	292
Net unrealized appreciation (depreciation) of investments	(8,495)	(119)	-	558
Net increase (decrease) in net assets from operations	1,954	(2)	-	932
Changes from principal transactions:
Total unit transactions	(34,471)	928	-	981
Increase (decrease) in assets derived from principal
transactions	(34,471)	928	-	981
Total increase (decrease)	(32,517)	926	-	1,913
Net assets at December 31, 2006	74	2,452	-	6,178
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	93	(7)	45
Total realized gain (loss) on investments
and capital gains distributions	2	(55)	112	791
Net unrealized appreciation (depreciation) of investments	(3)	196	182	(699)
Net increase (decrease) in net assets from operations	(2)	234	287	137
Changes from principal transactions:
Total unit transactions	108	1,923	2,583	(6,315)
Increase (decrease) in assets derived from principal
transactions	108	1,923	2,583	(6,315)
Total increase (decrease)	106	2,157	2,870	(6,178)
Net assets at December 31, 2007	$ 180	$ 4,609	$ 2,870	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

		Pioneer High	Pioneer Mid
	Pioneer Fund	Yield VCT	Cap Value	Wanger
	VCT Portfolio -	Portfolio -	VCT Portfolio -	International
	Class I	Class I	Class I	Small Cap
Net assets at January 1, 2006	$ 81	$ 133	$ 4,234	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	11	6	-
Total realized gain (loss) on investments
and capital gains distributions	9	(3)	1,000	-
Net unrealized appreciation (depreciation) of investments	8	10	(585)	-
Net increase (decrease) in net assets from operations	18	18	421	-
Changes from principal transactions:
Total unit transactions	19	329	(968)	-
Increase (decrease) in assets derived from principal
transactions	19	329	(968)	-
Total increase (decrease)	37	347	(547)	-
Net assets at December 31, 2006	118	480	3,687	-
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	44	11	(4)
Total realized gain (loss) on investments
and capital gains distributions	12	18	(90)	(33)
Net unrealized appreciation (depreciation) of investments	(11)	(22)	350	18
Net increase (decrease) in net assets from operations	1	40	271	(19)
Changes from principal transactions:
Total unit transactions	(119)	932	(3,958)	1,191
Increase (decrease) in assets derived from principal
transactions	(119)	932	(3,958)	1,191
Total increase (decrease)	(118)	972	(3,687)	1,172
Net assets at December 31, 2007	$ -	$ 1,452	$ -	$ 1,172

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

		Wanger U.S.
		Smaller
	Wanger Select	Companies
Net assets at January 1, 2006	$ 554	$ 552
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	(4)
Total realized gain (loss) on investments
and capital gains distributions	123	53
Net unrealized appreciation (depreciation) of investments	125	(5)
Net increase (decrease) in net assets from operations	241	44
Changes from principal transactions:
Total unit transactions	1,290	(27)
Increase (decrease) in assets derived from principal
transactions	1,290	(27)
Total increase (decrease)	1,531	17
Net assets at December 31, 2006	2,085	569
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(33)	(5)
Total realized gain (loss) on investments
and capital gains distributions	482	67
Net unrealized appreciation (depreciation) of investments	(159)	(31)
Net increase (decrease) in net assets from operations	290	31
Changes from principal transactions:
Total unit transactions	1,930	(164)
Increase (decrease) in assets derived from principal
transactions	1,930	(164)
Total increase (decrease)	2,220	(133)
Net assets at December 31, 2007	$ 4,305	$ 436

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

1.	Organization

Variable Annuity Account B of ING Life Insurance and Annuity Company (the
“Account”) was established by ING Life Insurance and Annuity Company (“ILIAC” or
the “Company”) to support the operations of variable annuity contracts (“Contracts”).
The Company is an indirect wholly owned subsidiary of ING America Insurance
Holdings, Inc. (“ING AIH”), an insurance holding company domiciled in the State of
Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange
Commission under the Investment Company Act of 1940, as amended. The Account is exclusively for use with Contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the contractowners. The portion of the
Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ILIAC.

At December 31, 2007, the Account had 158 investment divisions (the “Divisions”), 35 of which invest in independently managed mutual funds and 123 of which invest in mutual funds managed by affiliates, either Directed Services LLC (“DSL”), formerly
Directed Services, Inc. or ING Investments, LLC (“IIL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the
“Trusts”). Investment Divisions with asset balances at December 31, 2007 and related
Trusts are as follows:

AIM Variable Insurance Funds:
       AIM V.I. Capital Appreciation Fund - Series I Shares
       AIM V.I. Core Equity Fund - Series I Shares
Calvert Variable Series, Inc.:
       Calvert Social Balanced Portfolio
Federated Insurance Series:
       Federated American Leaders Fund II
       Federated Capital Income Fund II
       Federated Equity Income Fund II
       Federated Fund for U.S. Government Securities II
       Federated High Income Bond Fund II
       Federated International Equity Fund II
       Federated Mid Cap Growth Strategies Fund II
       Federated Prime Money Fund II
Fidelity® Variable Insurance Products:
       Fidelity® VIP Equity-Income Portfolio - Initial Class
       Fidelity® VIP Growth Portfolio - Initial Class
       Fidelity® VIP High Income Portfolio - Initial Class

Fidelity® Variable Insurance Products (continued):
       Fidelity® VIP Overseas Portfolio - Initial Class
Fidelity® Variable Insurance Products II:
       Fidelity® VIP Contrafund® Portfolio - Initial Class
       Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® Variable Insurance Products V:
       Fidelity® VIP Investment Grade Bond Portfolio -
              Initial Class
Franklin Templeton Variable Insurance Products Trust:
       Franklin Small Cap Value Securities Fund - Class 2
ING GET Fund:
       ING GET Fund - Series U
       ING GET Fund - Series V
ING Investors Trust:
       ING AllianceBernstein Mid Cap Growth Portfolio -
              Service Class
       ING American Funds Growth Portfolio
       ING American Funds Growth-Income Portfolio

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING Investors Trust (continued):
      ING American Funds International Portfolio
      ING BlackRock Large Cap Growth Portfolio -
             Institutional Class**
      ING Evergreen Health Sciences Portfolio - Service
             Class
      ING Evergreen Omega Portfolio - Institutional Class
      ING FMRSM Diversified Mid Cap Portfolio -
             Institutional Class*
      ING FMRSM Diversified Mid Cap Portfolio - Service
             Class
      ING FMRSM Large Cap Growth Portfolio -
             Institutional Class
      ING FMRSM Mid Cap Growth Portfolio - Service
             Class*
      ING Franklin Income Portfolio - Service Class*
      ING Franklin Mutual Shares Portfolio - Service
             Class**
      ING Global Real Estate Portfolio - Service Class*
      ING Global Resources Portfolio - Service Class*
      ING JPMorgan Emerging Markets Equity Portfolio -
              Institutional Class
       ING JPMorgan Emerging Markets Equity Portfolio -
              Service Class
       ING JPMorgan Small Cap Core Equity Portfolio -
              Institutional Class
       ING JPMorgan Small Cap Core Equity Portfolio -
              Service Class
       ING JPMorgan Value Opportunities Portfolio -
              Institutional Class
       ING JPMorgan Value Opportunities Portfolio -
              Service Class
       ING Julius Baer Foreign Portfolio - Service Class
       ING Legg Mason Value Portfolio - Institutional Class
       ING Legg Mason Value Portfolio - Service Class
       ING LifeStyle Aggressive Growth Portfolio - Service
              Class
       ING LifeStyle Growth Portfolio - Service Class
       ING LifeStyle Moderate Growth Portfolio - Service
              Class
       ING LifeStyle Moderate Portfolio - Service Class
       ING Lord Abbett Affiliated Portfolio - Institutional
              Class*
       ING Lord Abbett Affiliated Portfolio - Service Class*
       ING Marsico Growth Portfolio - Service Class
       ING Marsico International Opportunities Portfolio -
              Service Class
       ING MFS Total Return Portfolio - Institutional Class
       ING MFS Total Return Portfolio - Service Class
       ING MFS Utilities Portfolio - Service Class
       ING Oppenheimer Main Street Portfolio® -
              Institutional Class
       ING Oppenheimer Main Street Portfolio® - Service
              Class
       ING PIMCO High Yield Portfolio - Service Class

ING Investors Trust (continued):
       ING Pioneer Equity Income Portfolio - Institutional
              Class**
       ING Pioneer Fund Portfolio - Institutional Class
       ING Pioneer Mid Cap Value Portfolio - Institutional
              Class*
       ING Pioneer Mid Cap Value Portfolio - Service
              Class*
       ING T. Rowe Price Capital Appreciation Portfolio -
              Service Class
       ING T. Rowe Price Equity Income Portfolio - Service
              Class
       ING Templeton Global Growth Portfolio - Service
              Class*
       ING UBS U.S. Allocation Portfolio - Service Class
       ING Van Kampen Growth and Income Portfolio -
               Service Class
       ING Van Kampen Real Estate Portfolio - Service
              Class*
       ING VP Index Plus International Equity Portfolio -
              Institutional Class**
       ING VP Index Plus International Equity Portfolio -
              Service Class*
       ING Wells Fargo Disciplined Value Portfolio -
              Service Class*
       ING Wells Fargo Small Cap Disciplined Portfolio -
              Service Class*
ING Partners, Inc.:
       ING American Century Large Company Value
              Portfolio - Service Class
       ING American Century Small-Mid Cap Value
              Portfolio - Service Class
       ING Baron Asset Portfolio - Service Class*
       ING Baron Small Cap Growth Portfolio - Service
              Class
       ING Columbia Small Cap Value II Portfolio - Service
              Class*
       ING Davis New York Venture Portfolio - Service
              Class
       ING JPMorgan International Portfolio - Initial Class
       ING JPMorgan Mid Cap Value Portfolio - Service
              Class
       ING Legg Mason Partners Aggressive Growth
              Portfolio - Initial Class
       ING Lord Abbett U.S. Government Securities
              Portfolio - Initial Class*
       ING Neuberger Berman Partners Portfolio - Initial
              Class*
       ING Neuberger Berman Partners Portfolio - Service
              Class*
       ING Neuberger Berman Regency Portfolio - Service
              Class*
       ING OpCap Balanced Value Portfolio - Service Class
       ING Oppenheimer Global Portfolio - Initial Class
       ING Oppenheimer Strategic Income Portfolio - Initial
              Class

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING Partners, Inc. (continued):
     ING Oppenheimer Strategic Income Portfolio -
          Service Class
     ING PIMCO Total Return Portfolio - Service Class
     ING Pioneer High Yield Portfolio - Initial Class*
     ING Solution 2015 Portfolio - Service Class
     ING Solution 2025 Portfolio - Service Class
     ING Solution 2035 Portfolio - Service Class
     ING Solution 2045 Portfolio - Service Class
     ING Solution Income Portfolio - Service Class
     ING T. Rowe Price Diversified Mid Cap Growth
          Portfolio - Initial Class
     ING T. Rowe Price Growth Equity Portfolio - Initial
          Class
     ING Templeton Foreign Equity Portfolio - Service
          Class*
     ING Thornburg Value Portfolio - Initial Class
     ING UBS U.S. Large Cap Equity Portfolio - Initial
          Class
     ING UBS U.S. Small Cap Growth Portfolio - Service
          Class*
     ING Van Kampen Comstock Portfolio - Service Class
     ING Van Kampen Equity and Income Portfolio -
          Initial Class
ING Strategic Allocation Portfolios, Inc.:
     ING VP Strategic Allocation Conservative Portfolio -
          Class I
     ING VP Strategic Allocation Growth Portfolio -
          Class I
     ING VP Strategic Allocation Moderate Portfolio -
          Class I
ING Variable Funds:
     ING VP Growth and Income Portfolio - Class I
ING Variable Insurance Trust:
     ING GET U.S. Core Portfolio - Series 1
     ING GET U.S. Core Portfolio - Series 2
     ING GET U.S. Core Portfolio - Series 3
     ING GET U.S. Core Portfolio - Series 4
     ING GET U.S. Core Portfolio - Series 5
     ING GET U.S. Core Portfolio - Series 6
     ING GET U.S. Core Portfolio - Series 7
     ING GET U.S. Core Portfolio - Series 8
     ING GET U.S. Core Portfolio - Series 9
     ING GET U.S. Core Portfolio - Series 10
     ING GET U.S. Core Portfolio - Series 11
     ING GET U.S. Core Portfolio - Series 12*
     ING GET U.S. Core Portfolio - Series 13*
     ING GET U.S. Core Portfolio - Series 14*
ING Variable Portfolios, Inc.:
     ING VP Global Science and Technology Portfolio -
          Class I
     ING VP Growth Portfolio - Class I
     ING VP Index Plus LargeCap Portfolio - Class I
     ING VP Index Plus MidCap Portfolio - Class I
     ING VP Index Plus SmallCap Portfolio - Class I

ING Variable Portfolios, Inc. (continued):
     ING VP Small Company Portfolio - Class I
     ING VP Value Opportunity Portfolio - Class I
     ING VP Value Opportunity Portfolio - Class S
ING Variable Products Trust:
     ING VP Financial Services Portfolio - Class I
     ING VP High Yield Bond Portfolio - Class I*
     ING VP International Value Portfolio - Class I
     ING VP MidCap Opportunities Portfolio - Class I
     ING VP MidCap Opportunities Portfolio - Class S
     ING VP Real Estate Portfolio - Class I
     ING VP SmallCap Opportunities Portfolio - Class I
     ING VP SmallCap Opportunities Portfolio - Class S
ING VP Balanced Portfolio, Inc.:
     ING VP Balanced Portfolio - Class I
ING VP Intermediate Bond Portfolio:
     ING VP Intermediate Bond Portfolio - Class I
ING VP Money Market Portfolio:
     ING VP Money Market Portfolio - Class I
Janus Aspen Series:
     Janus Aspen Series Balanced Portfolio - Institutional
          Shares
     Janus Aspen Series Flexible Bond Portfolio -
          Institutional Shares
     Janus Aspen Series Large Cap Growth Portfolio -
          Institutional Shares
     Janus Aspen Series Mid Cap Growth Portfolio -
          Institutional Shares
     Janus Aspen Series Worldwide Growth Portfolio -
          Institutional Shares
Lord Abbett Series Fund, Inc.:
     Lord Abbett Series Fund - Mid-Cap Value Portfolio -
          Class VC
Oppenheimer Variable Account Funds:
     Oppenheimer Global Securities/VA
     Oppenheimer Main Street Fund®/VA
     Oppenheimer Main Street Small Cap Fund®/VA
     Oppenheimer Mid Cap Fund/VA
PIMCO Variable Insurance Trust:
     PIMCO Real Return Portfolio - Administrative Class
Pioneer Variable Contracts Trust:
     Pioneer Emerging Markets VCT Portfolio - Class I**
     Pioneer High Yield VCT Portfolio - Class I
Wanger Advisors Trust:
     Wanger International Small Cap**
     Wanger Select
     Wanger U.S. Smaller Companies

*    Division added in 2006
**  Division added in 2007

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

The names of certain Divisions were changed during 2007. The following is a summary of current and former names for those Divisions:

Current Name	Former Name
ING Investors Trust:
      ING Wells Fargo Disciplined Value Portfolio - Service
            Class
ING Partners, Inc.:
      ING Davis New York Venture Portfolio - Service Class
Oppenheimer Variable Account Funds:
Oppenheimer Mid Cap Fund/VA	ING Investors Trust:
      ING Wells Fargo Mid Cap Disciplined Portfolio -
            Service Class
ING Partners, Inc.:
      ING Davis Venture Value Portfolio - Service Class
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth/VA

During 2007, the following Divisions were closed to contractowners:

Franklin Templeton Variable Insurance Products Trust:
      Mutual Shares Securities Fund - Class 2
ING GET Fund:
      ING GET Fund - Series Q
      ING GET Fund - Series R
      ING GET Fund - Series S
      ING GET Fund - Series T
ING Investors Trust:
      ING BlackRock Large Cap Growth Portfolio -
            Service Class
      ING MarketPro Portfolio - Service Class
ING Partners, Inc.:
      ING American Century Select Portfolio - Initial
            Class
      ING Fundamental Research Portfolio - Service Class
      ING Goldman Sachs® Capital Growth Portfolio -
            Service Class

ING Variable Portfolios, Inc.:
      ING VP International Equity Portfolio - Class I
ING VP Natural Resources Trust:
      ING VP Natural Resources Trust
Lord Abbett Series Fund, Inc.:
      Lord Abbett Series Fund - Growth and Income
            Portfolio - Class VC
Pioneer Variable Contracts Trust:
      Pioneer Equity Income VCT Portfolio - Class I
      Pioneer Fund VCT Portfolio - Class I
      Pioneer Mid Cap Value VCT Portfolio - Class I

The following Divisions were available to contractowners during 2007 but did not have any activity as of December 31, 2007:

ING Investors Trust:
      ING FMRSM Equity Income Portfolio - Institutional
            Class
      ING Global Resources Portfolio - Institutional Class
      ING PIMCO High Yield Portfolio - Institutional
            Class
      ING Stock Index Portfolio - Institutional Class
ING Partners, Inc.:
      ING Oppenheimer Global Portfolio - Service Class
      ING T. Rowe Price Diversified Mid Cap Growth
            Portfolio - Service Class

ING Variable Funds: ING VP Growth and Income Portfolio - Class S ING Variable Portfolios, Inc.: ING VP Growth Portfolio - Class S Premier VIT: Premier VIT OpCap Mid Cap Portfolio

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each
Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on the specific identification basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of
ILIAC, which is taxed as a life insurance company under the Internal Revenue Code.
Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ILIAC.

Contractowner Reserves

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves of the Account are represented by net assets on the
Statements of Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, ILIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ILIAC.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net
Assets are items which relate to contractowner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

fixed account and the Divisions, transfers between Divisions, and transfers to (from)
ILIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ILIAC). Any net unsettled transactions as of the reporting date are included in Due to related parties on the Statements of Assets and
Liabilities.

3.	New Accounting Pronouncements

Fair Value Measurements

In September 2006, the Financial Accounting Standards Board (“FASB”) issued
Statement of Financial Accounting Standards (“FAS”) No. 157, “Fair Value
Measurements” (“FAS No. 157”). FAS No. 157 provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. FAS No. 157 does not expand the use of fair value to any new circumstances.

Under FAS No. 157, the FASB clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, FAS No. 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data. FAS No. 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

The provisions of FAS No. 157 are effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is in the process of determining the impact of adoption of FAS No. 157 on the Account.

4.	Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover
ILIAC’s expenses in connection with the issuance and administration of the Contracts.
Following is a summary of these charges:

Mortality and Expense Risk Charges

ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.25% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account is deducted at an annual rate of up to 0.25% of the assets attributable to the Contracts.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $30 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 7.00% of each premium payment if the
Contract is surrendered or an excess partial withdrawal is taken, as specified in the
Contract.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 4.00% of premiums.

Other Contract Charges

Under the Fixed/Variable Single Premium Immediate Annuity contract, an additional annual charge of 1.00% is deducted daily from the accumulation values for contractowners who select the Guaranteed Minimum Income feature. For Deferred
Variable Annuity contracts, an additional annual charge of up to 0.50% is deducted daily from the accumulation value for amounts invested in the ING GET U. S. Core Portfolio
Funds. In addition, an annual charge of up to 0.50% is deducted daily from the accumulation values for contractowners who select the Premium Bonus Option feature.

Fees Waived by ILIAC

Certain charges and fees for various types of Contracts are currently waived by ILIAC.
ILIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

5.	Related Party Transactions

During the year ended December 31, 2007, management fees were paid indirectly to IIL, an affiliate of the Company, in its capacity as investment adviser to the ING GET Fund,
ING VP Balanced Portfolio, Inc., ING Strategic Allocation Portfolios, Inc., ING Variable
Funds, ING Variable Insurance Trust, ING Variable Portfolios, Inc., ING Variable
Products Trust, ING VP Intermediate Bond Portfolio, ING VP Money Market Portfolio
and ING VP Natural Resources Trust. The annual fee rate ranged from 0.25% to 1.00%
of the average net assets of each respective Fund.

Management fees were also paid indirectly to DSL, an affiliate of the Company, in its capacity as investment manager to ING Investors Trust and ING Partners, Inc. The
Trusts’ advisory agreement provided for a fee at an annual rate up to 1.25% of the average net assets of each respective Fund.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

6.	Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follows:

		Year ended December 31
	2007		2006
	Purchases	Sales	Purchases	Sales
		(Dollars in Thousands)
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares	$ 146	$ 425	$ 822	$ 225
AIM V.I. Core Equity Fund - Series I Shares	107	350	768	227
Calvert Variable Series, Inc.:
Calvert Social Balanced Portfolio	367	620	308	485
Federated Insurance Series:
Federated American Leaders Fund II	3,024	5,667	4,086	8,345
Federated Capital Income Fund II	274	746	411	997
Federated Equity Income Fund II	282	1,772	286	1,949
Federated Fund for U.S. Government Securities II	122	415	392	2,067
Federated High Income Bond Fund II	528	1,187	681	1,683
Federated International Equity Fund II	37	680	317	1,482
Federated Mid Cap Growth Strategies Fund II	48	1,466	134	2,792
Federated Prime Money Fund II	973	1,160	1,531	1,929
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	17,760	50,981	33,724	43,558
Fidelity® VIP Growth Portfolio - Initial Class	2,300	2,895	1,209	81,096
Fidelity® VIP High Income Portfolio - Initial Class	9	124	657	41,413
Fidelity® VIP Overseas Portfolio - Initial Class	4,159	3,069	3,977	12,533
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	68,581	74,568	34,631	58,572
Fidelity® VIP Index 500 Portfolio - Initial Class	2,296	11,567	2,034	15,338
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	51	180	77	617
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	1,378	1,620	1,137	1,171
Mutual Shares Securities Fund - Class 2	1,545	5,182	3,589	100
ING GET Fund:
ING GET Fund - Series Q	1,441	25,814	1,556	8,082
ING GET Fund - Series R	1,635	22,708	1,421	5,332
ING GET Fund - Series S	3,180	25,365	1,215	8,913
ING GET Fund - Series T	2,468	21,473	1,154	4,741
ING GET Fund - Series U	870	3,494	882	5,358
ING GET Fund - Series V	659	6,376	914	14,847

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2007		2006
	Purchases	Sales	Purchases	Sales
		(Dollars in Thousands)
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	$ 195	$ 594	$ 1,813	$ 1,199
ING American Funds Growth Portfolio	4,268	11,279	12,094	3,084
ING American Funds Growth-Income Portfolio	3,717	10,386	8,449	3,255
ING American Funds International Portfolio	8,405	14,337	13,642	15,000
ING BlackRock Large Cap Growth Portfolio - Institutional Class	53,097	8,707	-	-
ING BlackRock Large Cap Growth Portfolio - Service Class	64	1,825	591	658
ING Evergreen Health Sciences Portfolio - Service Class	659	673	425	419
ING Evergreen Omega Portfolio - Institutional Class	893	4,798	650	4,547
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	3,844	7,834	37,379	5,256
ING FMRSM Diversified Mid Cap Portfolio - Service Class	299	856	2,137	710
ING FMRSM Large Cap Growth Portfolio - Institutional Class	817	21,433	71,921	18,483
ING FMRSM Mid Cap Growth Portfolio - Service Class	110	42	142	36
ING Franklin Income Portfolio - Service Class	4,177	1,549	4,395	326
ING Franklin Mutual Shares Portfolio - Service Class	4,167	561	-	-
ING Global Real Estate Portfolio - Service Class	2,531	1,717	1,943	154
ING Global Resources Portfolio - Service Class	12,395	4,628	1,909	319
ING JPMorgan Emerging Markets Equity Portfolio - Institutional
Class	7,646	4,384	3,075	613
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	4,890	3,418	4,728	2,268
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	693	3,138	2,766	5,984
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	220	406	745	421
ING JPMorgan Value Opportunities Portfolio - Institutional Class	3,591	14,971	2,102	12,836
ING JPMorgan Value Opportunities Portfolio - Service Class	556	967	604	805
ING Julius Baer Foreign Portfolio - Service Class	6,734	6,137	12,467	2,863
ING Legg Mason Value Portfolio - Institutional Class	608	9,824	1,220	8,776
ING Legg Mason Value Portfolio - Service Class	141	240	165	365
ING LifeStyle Aggressive Growth Portfolio - Service Class	2,015	1,017	1,077	510
ING LifeStyle Growth Portfolio - Service Class	2,500	3,113	6,791	989
ING LifeStyle Moderate Growth Portfolio - Service Class	5,210	4,369	10,647	1,227
ING LifeStyle Moderate Portfolio - Service Class	5,145	3,432	7,271	1,445
ING Lord Abbett Affiliated Portfolio - Institutional Class	7,533	698	255	205
ING Lord Abbett Affiliated Portfolio - Service Class	180	297	1,116	85
ING MarketPro Portfolio - Service Class	173	192	20	-
ING Marsico Growth Portfolio - Service Class	1,657	576	786	126
ING Marsico International Opportunities Portfolio - Service Class	5,356	6,694	7,720	4,746
ING MFS Total Return Portfolio - Institutional Class	9,659	36,522	11,054	38,046
ING MFS Total Return Portfolio - Service Class	536	500	205	988
ING MFS Utilities Portfolio - Service Class	4,761	2,404	1,043	514
ING Oppenheimer Main Street Portfolio® - Institutional Class	1,553	1,760	2,318	1,130
ING Oppenheimer Main Street Portfolio® - Service Class	38	138	145	10

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2007		2006
	Purchases	Sales	Purchases	Sales
		(Dollars in Thousands)
ING Investors Trust (continued):
ING PIMCO High Yield Portfolio - Service Class	$ 1,630	$ 2,567	$ 1,743	$ 854
ING Pioneer Equity Income Portfolio - Institutional Class	7,669	1,171	-	-
ING Pioneer Fund Portfolio - Institutional Class	2,592	7,749	1,157	6,281
ING Pioneer Mid Cap Value Portfolio - Institutional Class	4,862	1,046	36	-
ING Pioneer Mid Cap Value Portfolio - Service Class	1,628	639	347	19
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	5,323	1,467	5,040	348
ING T. Rowe Price Equity Income Portfolio - Service Class	2,735	1,586	2,283	1,364
ING Templeton Global Growth Portfolio - Service Class	1,136	534	770	112
ING UBS U.S. Allocation Portfolio - Service Class	886	1,573	1,285	2,465
ING Van Kampen Growth and Income Portfolio - Service Class	221	441	911	825
ING Van Kampen Real Estate Portfolio - Service Class	4,021	2,610	1,150	136
ING VP Index Plus International Equity Portfolio - Institutional
Class	26,868	1,661	-	-
ING VP Index Plus International Equity Portfolio - Service Class	3,580	12,846	11,980	2,837
ING Wells Fargo Disciplined Value Portfolio - Service Class	420	244	216	4
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	218	260	426	66
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Service
Class	227	120	128	91
ING American Century Select Portfolio - Initial Class	694	54,995	1,235	17,404
ING American Century Small-Mid Cap Value Portfolio - Service
Class	484	526	380	459
ING Baron Asset Portfolio - Service Class	856	181	6	-
ING Baron Small Cap Growth Portfolio - Service Class	1,188	3,410	4,234	1,798
ING Columbia Small Cap Value II Portfolio - Service Class	392	2,119	3,874	883
ING Davis New York Venture Portfolio - Service Class	1,890	664	1,463	478
ING Fundamental Research Portfolio - Service Class	9	31	5	2
ING Goldman Sachs® Capital Growth Portfolio - Service Class	3	288	159	282
ING JPMorgan International Portfolio - Initial Class	7,582	18,381	10,998	17,853
ING JPMorgan Mid Cap Value Portfolio - Service Class	1,199	890	928	629
ING Legg Mason Partners Aggressive Growth Portfolio - Initial
Class	732	10,554	764	11,068
ING Lord Abbett U.S. Government Securities Portfolio - Initial Class	3,306	3,932	14,761	3,285
ING Neuberger Berman Partners Portfolio - Initial Class	2,436	13,533	57,454	10,203
ING Neuberger Berman Partners Portfolio - Service Class	337	261	32	34
ING Neuberger Berman Regency Portfolio - Service Class	331	569	389	51
ING OpCap Balanced Value Portfolio - Service Class	132	377	61	431
ING Oppenheimer Global Portfolio - Initial Class	11,625	45,738	4,381	38,489
ING Oppenheimer Strategic Income Portfolio - Initial Class	11,270	17,520	7,927	18,690
ING Oppenheimer Strategic Income Portfolio - Service Class	20	1	1	-
ING PIMCO Total Return Portfolio - Service Class	2,004	1,115	1,404	513
ING Pioneer High Yield Portfolio - Initial Class	1,663	1,285	21	-

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2007		2006
	Purchases	Sales	Purchases	Sales
		(Dollars in Thousands)
ING Partners, Inc. (continued):
ING Solution 2015 Portfolio - Service Class	$ 472	$ 23	$ 842	$ 26
ING Solution 2025 Portfolio - Service Class	1,661	121	779	116
ING Solution 2035 Portfolio - Service Class	1,176	18	414	2
ING Solution 2045 Portfolio - Service Class	1,468	371	257	9
ING Solution Income Portfolio - Service Class	1,331	521	251	3
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial
Class	7,334	20,123	3,680	21,431
ING T. Rowe Price Growth Equity Portfolio - Initial Class	5,180	14,349	2,414	13,679
ING Templeton Foreign Equity Portfolio - Service Class	2,001	1,288	1,223	541
ING Thornburg Value Portfolio - Initial Class	3,966	7,489	1,485	7,469
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	2,553	9,036	1,420	9,449
ING UBS U.S. Small Cap Growth Portfolio - Service Class	110	106	29	-
ING Van Kampen Comstock Portfolio - Service Class	314	846	374	643
ING Van Kampen Equity and Income Portfolio - Initial Class	8,086	36,034	14,582	27,965
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class I	2,880	3,859	2,913	5,562
ING VP Strategic Allocation Growth Portfolio - Class I	2,403	3,036	1,988	3,102
ING VP Strategic Allocation Moderate Portfolio - Class I	2,736	6,559	3,089	5,464
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	13,086	67,897	7,234	63,592
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	675	3,184	849	4,148
ING GET U.S. Core Portfolio - Series 2	279	3,245	452	6,149
ING GET U.S. Core Portfolio - Series 3	728	6,279	985	15,017
ING GET U.S. Core Portfolio - Series 4	314	1,335	246	1,155
ING GET U.S. Core Portfolio - Series 5	174	973	216	1,043
ING GET U.S. Core Portfolio - Series 6	2,999	12,888	2,221	31,834
ING GET U.S. Core Portfolio - Series 7	1,502	10,711	905	17,775
ING GET U.S. Core Portfolio - Series 8	1,322	13,703	775	7,250
ING GET U.S. Core Portfolio - Series 9	876	9,068	317	5,318
ING GET U.S. Core Portfolio - Series 10	736	8,796	277	5,558
ING GET U.S. Core Portfolio - Series 11	960	7,997	1,354	8,142
ING GET U.S. Core Portfolio - Series 12	1,772	8,439	62,433	19,596
ING GET U.S. Core Portfolio - Series 13	558	13,436	50,320	5,905
ING GET U.S. Core Portfolio - Series 14	38,523	13,755	85	-

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2007		2006
	Purchases	Sales	Purchases	Sales
		(Dollars in Thousands)
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class I	$ 3,955	$ 4,299	$ 2,472	$ 5,510
ING VP Growth Portfolio - Class I	1,096	5,326	708	6,119
ING VP Index Plus LargeCap Portfolio - Class I	37,818	40,770	6,544	34,456
ING VP Index Plus MidCap Portfolio - Class I	2,645	4,284	2,678	4,423
ING VP Index Plus SmallCap Portfolio - Class I	1,620	2,786	1,478	3,350
ING VP International Equity Portfolio - Class I	6,376	23,403	3,100	5,354
ING VP Small Company Portfolio - Class I	11,834	20,912	14,483	18,693
ING VP Value Opportunity Portfolio - Class I	493	3,410	662	3,596
ING VP Value Opportunity Portfolio - Class S	22	451	22	434
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class I	699	368	618	351
ING VP High Yield Bond Portfolio - Class I	5,169	12,170	44,546	12,683
ING VP International Value Portfolio - Class I	3,773	3,584	3,392	1,506
ING VP MidCap Opportunities Portfolio - Class I	434	97	243	238
ING VP MidCap Opportunities Portfolio - Class S	51	2,578	15	3,540
ING VP Real Estate Portfolio - Class I	1,903	5,039	3,419	1,643
ING VP SmallCap Opportunities Portfolio - Class I	412	266	517	400
ING VP SmallCap Opportunities Portfolio - Class S	221	1,752	1,148	2,646
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I	14,580	33,384	15,374	35,706
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	12,805	25,833	11,667	26,628
ING VP Money Market Portfolio:
ING VP Money Market Portfolio - Class I	98,331	120,435	111,544	105,162
ING VP Natural Resources Trust:
ING VP Natural Resources Trust	1,060	5,304	3,922	3,602
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	1	-	-	-
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	1	-	1	-
Janus Aspen Series Large Cap Growth Portfolio - Institutional Class	-	-	-	-
Janus Aspen Mid Cap Growth Portfolio - Institutional Class	-	-	-	-
Janus Aspen Series Worldwide Growth Portfolio - Institutional
Shares	90	87	44	44
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Growth and Income Portfolio - Class VC	108	8,180	941	1,738
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	1,200	1,179	757	2,249
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities/VA	5	3	7	4
Oppenheimer Main Street Fund®/VA	98	56	1,020	62,056
Oppenheimer Main Street Small Cap Fund®/VA	142	218	1,015	353
Oppenheimer Mid Cap Fund/VA	129	22	725	35,338

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2007		2006
	Purchases	Sales	Purchases	Sales
		(Dollars in Thousands)
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	$ 2,734	$ 711	$ 1,547	$ 484
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	5,108	2,495	-	-
Pioneer Equity Income VCT Portfolio - Class I	1,980	8,019	2,774	1,641
Pioneer Fund VCT Portfolio - Class I	92	211	163	144
Pioneer High Yield VCT Portfolio - Class I	1,630	652	466	123
Pioneer Mid Cap Value VCT Portfolio - Class I	842	4,393	1,363	1,358
Wanger Advisors Trust:
Wanger International Small Cap	1,939	752	-	-
Wanger Select	4,583	2,623	1,994	679
Wanger U.S. Smaller Companies	1,000	1,143	675	674

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

7.	Changes in Units

The changes in units outstanding were as follows:

			Year ended December 31
	2007			2006
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares	13,382	35,301	(21,919)	92,580	46,463	46,117
AIM V.I. Core Equity Fund - Series I Shares	9,025	31,174	(22,149)	84,914	46,523	38,391
Calvert Variable Series, Inc.:
Calvert Social Balanced Portfolio	9,223	36,184	(26,961)	14,325	37,223	(22,898)
Federated Insurance Series:
Federated American Leaders Fund II	8,097	180,408	(172,311)	18,526	303,213	(284,687)
Federated Capital Income Fund II	7,605	41,767	(34,162)	16,212	64,808	(48,596)
Federated Equity Income Fund II	6,791	97,377	(90,586)	10,626	125,348	(114,722)
Federated Fund for U.S. Government Securities II	1,401	23,218	(21,817)	15,521	128,704	(113,183)
Federated High Income Bond Fund II	1,501	55,185	(53,684)	6,058	87,941	(81,883)
Federated International Equity Fund II	1,500	29,535	(28,035)	18,519	79,329	(60,810)
Federated Mid Cap Growth Strategies Fund II	1,916	48,337	(46,421)	8,541	113,123	(104,582)
Federated Prime Money Fund II	65,999	85,185	(19,186)	120,180	156,608	(36,428)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	390,613	2,660,015	(2,269,402)	1,309,636	3,242,125	(1,932,489)
Fidelity® VIP Growth Portfolio - Initial Class	116,590	148,408	(31,818)	349,631	6,318,836	(5,969,205)
Fidelity® VIP High Income Portfolio - Initial Class	8	11,413	(11,405)	247,435	4,125,747	(3,878,312)
Fidelity® VIP Overseas Portfolio - Initial Class	152,490	141,870	10,620	232,320	641,942	(409,622)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	628,590	3,475,198	(2,846,608)	1,878,577	4,107,545	(2,228,968)
Fidelity® VIP Index 500 Portfolio - Initial Class	34,205	422,444	(388,239)	152,501	742,599	(590,098)
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	48	9,459	(9,411)	918	35,843	(34,925)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	54,141	84,792	(30,651)	58,794	69,498	(10,704)
Mutual Shares Securities Fund - Class 2	130,229	475,234	(345,005)	368,432	23,427	345,005

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
	2007			2006
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING GET Fund:
ING GET Fund - Series Q	1,944	2,415,817	(2,413,873)	64,017	751,278	(687,261)
ING GET Fund - Series R	6,403	1,980,847	(1,974,444)	77,905	529,340	(451,435)
ING GET Fund - Series S	9,288	2,223,843	(2,214,555)	40,092	819,811	(779,719)
ING GET Fund - Series T	15,652	1,911,348	(1,895,696)	60,846	463,767	(402,921)
ING GET Fund - Series U	15,266	282,868	(267,602)	46,087	502,445	(456,358)
ING GET Fund - Series V	48,911	627,613	(578,702)	55,324	1,509,559	(1,454,235)
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	13,867	46,294	(32,427)	130,533	100,902	29,631
ING American Funds Growth Portfolio	441,042	934,126	(493,084)	1,288,479	528,916	759,563
ING American Funds Growth-Income Portfolio	390,560	959,533	(568,973)	1,039,264	572,615	466,649
ING American Funds International Portfolio	663,450	1,071,035	(407,585)	1,415,167	1,511,135	(95,968)
ING BlackRock Large Cap Growth Portfolio - Institutional Class	5,358,648	923,348	4,435,300	-	-	-
ING BlackRock Large Cap Growth Portfolio - Service Class	5,101	137,161	(132,060)	47,654	61,624	(13,970)
ING Evergreen Health Sciences Portfolio - Service Class	48,127	51,680	(3,553)	39,039	39,777	(738)
ING Evergreen Omega Portfolio - Institutional Class	109,891	421,109	(311,218)	110,382	530,642	(420,260)
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	513,794	877,232	(363,438)	3,661,269	728,908	2,932,361
ING FMRSM Diversified Mid Cap Portfolio - Service Class	21,855	62,711	(40,856)	163,663	68,645	95,018
ING FMRSM Large Cap Growth Portfolio - Institutional Class	210,252	2,068,227	(1,857,975)	7,305,134	2,182,792	5,122,342
ING FMRSM Mid Cap Growth Portfolio - Service Class	12,208	5,531	6,677	15,004	3,835	11,169
ING Franklin Income Portfolio - Service Class	484,487	251,224	233,263	440,424	45,279	395,145
ING Franklin Mutual Shares Portfolio - Service Class	421,629	114,383	307,246	-	-	-
ING Global Real Estate Portfolio - Service Class	184,268	140,547	43,721	170,945	23,108	147,837
ING Global Resources Portfolio - Service Class	1,112,648	447,516	665,132	211,434	49,408	162,026
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	594,985	366,367	228,618	287,805	79,067	208,738
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	247,655	182,149	65,506	353,679	199,286	154,393
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	47,460	244,275	(196,815)	261,091	540,578	(279,487)
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	14,561	30,557	(15,996)	59,220	33,302	25,918
ING JPMorgan Value Opportunities Portfolio - Institutional Class	172,056	1,195,005	(1,022,949)	339,351	1,306,883	(967,532)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
	2007			2006
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING JPMorgan Value Opportunities Portfolio - Service Class	27,298	72,572	(45,274)	56,868	(224,458)	281,326
ING Julius Baer Foreign Portfolio - Service Class	457,016	518,049	(61,033)	1,206,867	286,783	920,084
ING Legg Mason Value Portfolio - Institutional Class	68,774	809,963	(741,189)	282,264	930,729	(648,465)
ING Legg Mason Value Portfolio - Service Class	11,153	19,764	(8,611)	15,605	32,238	(16,633)
ING LifeStyle Aggressive Growth Portfolio - Service Class	160,867	86,122	74,745	95,934	45,711	50,223
ING LifeStyle Growth Portfolio - Service Class	291,812	359,133	(67,321)	626,958	109,047	517,911
ING LifeStyle Moderate Growth Portfolio - Service Class	545,786	503,793	41,993	1,019,465	157,619	861,846
ING LifeStyle Moderate Portfolio - Service Class	523,921	397,076	126,845	722,826	181,821	541,005
ING Lord Abbett Affiliated Portfolio - Institutional Class	684,599	60,817	623,782	25,319	21,157	4,162
ING Lord Abbett Affiliated Portfolio - Service Class	14,556	27,705	(13,149)	108,616	9,415	99,201
ING MarketPro Portfolio - Service Class	15,638	17,596	(1,958)	6,305	4,347	1,958
ING Marsico Growth Portfolio - Service Class	150,693	62,793	87,900	76,537	11,780	64,757
ING Marsico International Opportunities Portfolio - Service Class	364,438	494,394	(129,956)	719,950	444,269	275,681
ING MFS Total Return Portfolio - Institutional Class	333,789	3,222,904	(2,889,115)	1,149,888	4,358,626	(3,208,738)
ING MFS Total Return Portfolio - Service Class	28,934	35,103	(6,169)	7,100	76,483	(69,383)
ING MFS Utilities Portfolio - Service Class	284,917	147,333	137,584	91,812	51,844	39,968
ING Oppenheimer Main Street Portfolio® - Institutional Class	133,633	145,675	(12,042)	233,877	131,426	102,451
ING Oppenheimer Main Street Portfolio® - Service Class	2,754	10,137	(7,383)	11,750	834	10,916
ING PIMCO High Yield Portfolio - Service Class	122,579	220,885	(98,306)	145,941	84,565	61,376
ING Pioneer Equity Income Portfolio - Institutional Class	815,127	128,728	686,399	-	-	-
ING Pioneer Fund Portfolio - Institutional Class	251,562	666,124	(414,562)	184,208	865,091	(680,883)
ING Pioneer Mid Cap Value Portfolio - Institutional Class	430,324	96,335	333,989	3,418	-	3,418
ING Pioneer Mid Cap Value Portfolio - Service Class	141,321	60,429	80,892	34,459	1,865	32,594
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	357,532	123,948	233,584	422,456	36,150	386,306
ING T. Rowe Price Equity Income Portfolio - Service Class	186,701	119,855	66,846	185,270	99,577	85,693
ING Templeton Global Growth Portfolio - Service Class	108,640	57,825	50,815	74,608	12,394	62,214
ING UBS U.S. Allocation Portfolio - Service Class	31,851	133,228	(101,377)	139,152	243,340	(104,188)
ING Van Kampen Growth and Income Portfolio - Service Class	9,836	33,519	(23,683)	67,323	72,522	(5,199)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
	2007			2006
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING Van Kampen Real Estate Portfolio - Service Class	293,902	232,056	61,846	99,413	12,129	87,284
ING VP Index Plus International Equity Portfolio - Institutional Class	2,794,871	205,808	2,589,063	-	-	-
ING VP Index Plus International Equity Portfolio - Service Class	343,184	1,114,810	(771,626)	1,167,538	280,592	886,946
ING Wells Fargo Disciplined Value Portfolio - Service Class	40,047	24,178	15,869	21,234	141	21,093
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	22,244	25,898	(3,654)	41,907	6,168	35,739
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Service Class	15,635	8,932	6,703	10,132	7,546	2,586
ING American Century Select Portfolio - Initial Class	49,078	4,933,819	(4,884,741)	298,883	2,259,209	(1,960,326)
ING American Century Small-Mid Cap Value Portfolio - Service Class	19,215	31,775	(12,560)	26,456	31,307	(4,851)
ING Baron Asset Portfolio - Service Class	78,754	16,474	62,280	660	-	660
ING Baron Small Cap Growth Portfolio - Service Class	107,311	320,051	(212,740)	431,471	138,219	293,252
ING Columbia Small Cap Value II Portfolio - Service Class	49,982	213,382	(163,400)	422,497	95,227	327,270
ING Davis New York Venture Portfolio - Service Class	177,792	76,312	101,480	131,406	41,614	89,792
ING Fundamental Research Portfolio - Service Class	416	2,316	(1,900)	433	132	301
ING Goldman Sachs® Capital Growth Portfolio - Service Class	9	24,244	(24,235)	14,211	24,990	(10,779)
ING JPMorgan International Portfolio - Initial Class	563,357	1,309,677	(746,320)	1,099,915	1,732,653	(632,738)
ING JPMorgan Mid Cap Value Portfolio - Service Class	58,466	48,940	9,526	58,596	39,225	19,371
ING Legg Mason Partners Aggressive Growth Portfolio - Initial Class	105,840	813,150	(707,310)	33,240	963,168	(929,928)
ING Lord Abbett U.S. Government Securities Portfolio - Initial Class	383,080	479,347	(96,267)	1,486,067	379,201	1,106,866
ING Neuberger Berman Partners Portfolio - Initial Class	135,172	1,293,271	(1,158,099)	5,906,225	1,677,840	4,228,385
ING Neuberger Berman Partners Portfolio - Service Class	28,240	24,085	4,155	-	-	-
ING Neuberger Berman Regency Portfolio - Service Class	35,365	58,899	(23,534)	41,847	5,154	36,693
ING OpCap Balanced Value Portfolio - Service Class	2,252	27,929	(25,677)	5,375	35,962	(30,587)
ING Oppenheimer Global Portfolio - Initial Class	450,517	3,236,685	(2,786,168)	1,384,062	4,335,873	(2,951,811)
ING Oppenheimer Strategic Income Portfolio - Initial Class	1,224,057	1,985,345	(761,288)	1,653,641	2,892,553	(1,238,912)
ING Oppenheimer Strategic Income Portfolio - Service Class	1,773	113	1,660	104	12	92
ING PIMCO Total Return Portfolio - Service Class	151,061	94,546	56,515	116,617	45,385	71,232
ING Pioneer High Yield Portfolio - Initial Class	146,926	117,113	29,813	2,012	-	2,012

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
	2007			2006
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING Solution 2015 Portfolio - Service Class	39,095	1,380	37,715	77,247	1,824	75,423
ING Solution 2025 Portfolio - Service Class	129,947	8,633	121,314	68,608	10,121	58,487
ING Solution 2035 Portfolio - Service Class	89,549	850	88,699	35,985	16	35,969
ING Solution 2045 Portfolio - Service Class	108,922	27,785	81,137	21,562	694	20,868
ING Solution Income Portfolio - Service Class	117,663	44,742	72,921	23,940	61	23,879
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	226,069	1,586,212	(1,360,143)	655,299	2,225,282	(1,569,983)
ING T. Rowe Price Growth Equity Portfolio - Initial Class	127,580	508,074	(380,494)	181,490	1,030,023	(848,533)
ING Templeton Foreign Equity Portfolio - Service Class	169,488	112,652	56,836	121,652	57,782	63,870
ING Thornburg Value Portfolio - Initial Class	303,651	587,901	(284,250)	186,254	842,067	(655,813)
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	221,690	657,525	(435,835)	240,706	826,277	(585,571)
ING UBS U.S. Small Cap Growth Portfolio - Service Class	10,604	10,055	549	3,025	-	3,025
ING Van Kampen Comstock Portfolio - Service Class	14,908	55,793	(40,885)	20,906	51,580	(30,674)
ING Van Kampen Equity and Income Portfolio - Initial Class	357,620	2,996,710	(2,639,090)	1,765,245	3,455,165	(1,689,920)
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class I	113,738	203,337	(89,599)	106,992	305,936	(198,944)
ING VP Strategic Allocation Growth Portfolio - Class I	83,158	167,536	(84,378)	97,344	378,089	(280,745)
ING VP Strategic Allocation Moderate Portfolio - Class I	108,444	379,725	(271,281)	113,822	650,543	(536,721)
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	435,597	2,784,118	(2,348,521)	486,888	4,596,670	(4,109,782)
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	581	255,761	(255,180)	66,112	415,971	(349,859)
ING GET U.S. Core Portfolio - Series 2	3,199	291,115	(287,916)	29,066	606,864	(577,798)
ING GET U.S. Core Portfolio - Series 3	18,168	565,748	(547,580)	72,260	1,501,908	(1,429,648)
ING GET U.S. Core Portfolio - Series 4	23,370	128,489	(105,119)	21,689	121,919	(100,230)
ING GET U.S. Core Portfolio - Series 5	18,684	96,447	(77,763)	30,562	120,688	(90,126)
ING GET U.S. Core Portfolio - Series 6	33,445	1,105,442	(1,071,997)	346,626	3,276,039	(2,929,413)
ING GET U.S. Core Portfolio - Series 7	15,322	927,741	(912,419)	73,803	1,708,042	(1,634,239)
ING GET U.S. Core Portfolio - Series 8	7,998	1,199,137	(1,191,139)	72,599	717,373	(644,774)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
	2007			2006
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Variable Insurance Trust (continued):
ING GET U.S. Core Portfolio - Series 9	50,840	831,056	(780,216)	12,821	493,908	(481,087)
ING GET U.S. Core Portfolio - Series 10	11,509	774,982	(763,473)	63,543	566,967	(503,424)
ING GET U.S. Core Portfolio - Series 11	543,199	1,253,937	(710,738)	215,836	858,074	(642,238)
ING GET U.S. Core Portfolio - Series 12	131,675	786,436	(654,761)	6,491,180	2,117,985	4,373,195
ING GET U.S. Core Portfolio - Series 13	54,630	1,257,075	(1,202,445)	5,119,991	703,790	4,416,201
ING GET U.S. Core Portfolio - Series 14	3,038,184	545,461	2,492,723	8,524	-	8,524
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class I	932,855	1,013,946	(81,091)	816,102	1,521,547	(705,445)
ING VP Growth Portfolio - Class I	115,548	448,627	(333,079)	167,101	711,986	(544,885)
ING VP Index Plus LargeCap Portfolio - Class I	3,392,724	2,771,850	620,874	759,224	5,172,853	(4,413,629)
ING VP Index Plus MidCap Portfolio - Class I	62,406	180,286	(117,880)	83,080	220,170	(137,090)
ING VP Index Plus SmallCap Portfolio - Class I	49,813	153,934	(104,121)	74,547	210,429	(135,882)
ING VP International Equity Portfolio - Class I	340,423	1,787,194	(1,446,771)	220,418	611,643	(391,225)
ING VP Small Company Portfolio - Class I	136,424	921,226	(784,802)	449,407	1,391,310	(941,903)
ING VP Value Opportunity Portfolio - Class I	16,168	149,372	(133,204)	39,508	193,534	(154,026)
ING VP Value Opportunity Portfolio - Class S	1,694	38,543	(36,849)	512	40,156	(39,644)
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class I	50,215	26,778	23,437	48,880	28,893	19,987
ING VP High Yield Bond Portfolio - Class I	444,433	1,276,390	(831,957)	4,551,841	1,661,738	2,890,103
ING VP International Value Portfolio - Class I	150,047	205,935	(55,888)	207,675	110,561	97,114
ING VP MidCap Opportunities Portfolio - Class I	31,189	8,492	22,697	20,756	20,246	510
ING VP MidCap Opportunities Portfolio - Class S	19,528	228,625	(209,097)	35,984	367,426	(331,442)
ING VP Real Estate Portfolio - Class I	87,335	245,850	(158,515)	193,902	103,547	90,355
ING VP SmallCap Opportunities Portfolio - Class I	42,473	26,939	15,534	59,563	44,780	14,783
ING VP SmallCap Opportunities Portfolio - Class S	33,368	197,601	(164,233)	193,735	374,814	(181,079)
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I	333,493	1,598,025	(1,264,532)	772,060	3,381,954	(2,609,894)
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	829,742	1,777,773	(948,031)	1,126,889	2,599,443	(1,472,554)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
	2007			2006
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING VP Money Market Portfolio:
ING VP Money Market Portfolio - Class I	10,574,773	12,988,629	(2,413,856)	17,777,519	17,763,395	14,124
ING VP Natural Resources Trust:
ING VP Natural Resources Trust	2,731	192,628	(189,897)	154,048	162,723	(8,675)
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	-	-	-	74,590	74,590	-
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	-	-	-	5,562	5,562	-
Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares	2	2	-	3	-	3
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares	-	6	(6)	57,004	57,003	1
Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares	3,231	3,231	-	91,729	91,729	-
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Growth and Income Portfolio - Class VC	10,671	590,827	(580,156)	68,004	156,273	(88,269)
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	43,479	75,764	(32,285)	40,441	169,160	(128,719)
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities/VA	-	103	(103)	1,989	2,030	(41)
Oppenheimer Main Street Fund®/VA	7,338	4,113	3,225	113,387	5,519,682	(5,406,295)
Oppenheimer Main Street Small Cap Fund®/VA	8,750	15,720	(6,970)	83,589	33,133	50,456
Oppenheimer Mid Cap Fund/VA	10,834	1,716	9,118	68,088	3,088,992	(3,020,904)
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	223,523	63,990	159,533	146,416	62,050	84,366
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	441,429	216,512	224,917	-	-	-
Pioneer Equity Income VCT Portfolio - Class I	123,400	554,385	(430,985)	215,251	145,135	70,116
Pioneer Fund VCT Portfolio - Class I	7,010	16,441	(9,431)	14,364	12,425	1,939
Pioneer High Yield VCT Portfolio - Class I	131,821	53,879	77,942	40,384	11,223	29,161
Pioneer Mid Cap Value VCT Portfolio - Class I	23,973	236,854	(212,881)	37,510	97,389	(59,879)
Wanger Advisors Trust:
Wanger International Small Cap	192,147	80,589	111,558	-	-	-
Wanger Select	291,394	164,811	126,583	157,776	61,767	96,009
Wanger U.S. Smaller Companies	65,094	76,202	(11,108)	53,528	55,033	(1,505)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

8.	Unit Summary

A summary of units outstanding at December 31, 2007 follows:

Division/Contract	Units	Unit Value	Extended Value
AIM V.I. Capital Appreciation Fund - Series I Shares
Annuity contracts in payout	7,774.038	$12.72 to $14.32	$ 106,271
Contracts in accumulation period:
Non-Qualified V	9,505.104	11.51	109,404
Non-Qualified V (0.75)	57,444.238	12.03	691,054
Non-Qualified IX	920.119	11.27	10,370
Non-Qualified XII	997.322	11.97	11,938
	76,640.821		$ 929,037
AIM V.I. Core Equity Fund - Series I Shares
Annuity contracts in payout	14,347.246	$13.43 to $14.17	$ 202,785
Contracts in accumulation period:
Non-Qualified V	32,933.951	10.63	350,088
Non-Qualified V (0.75)	83,134.651	11.10	922,795
Non-Qualified IX	1,181.993	10.40	12,293
Non-Qualified XII	15.218	11.05	168
Non-Qualified XX	217.616	16.53	3,597
	131,830.675		$ 1,491,726
Calvert Social Balanced Portfolio
Contracts in accumulation period:
Non-Qualified V	4,707.266	$ 24.73	$ 116,411
Non-Qualified V (0.75)	23,683.856	26.24	621,464
Non-Qualified VII	39,562.948	13.66	540,430
Non-Qualified VIII	35,177.358	13.87	487,910
	103,131.428		$ 1,766,215
Federated American Leaders Fund II
Annuity contracts in payout	1,431.342	$ 27.37	$ 39,176
Contracts in accumulation period:
Non-Qualified VII	647,674.396	26.87	17,403,011
Non-Qualified VIII	106.436	19.53	2,079
	649,212.174		$ 17,444,266
Federated Capital Income Fund II
Annuity contracts in payout	515.747	$ 17.26	$ 8,902
Contracts in accumulation period:
Non-Qualified VII	149,191.754	16.94	2,527,308
Non-Qualified VIII	60.195	14.24	857
	149,767.696		$ 2,537,067
Federated Equity Income Fund II
Annuity contracts in payout	6,948.587	$ 14.71	$ 102,214
Contracts in accumulation period:
Non-Qualified VII	268,410.715	17.09	4,587,139
	275,359.302		$ 4,689,353

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Federated Fund for U.S. Government Securities II
Contracts in accumulation period:
Non-Qualified VII	124,026.680	$ 17.13	$ 2,124,577
	124,026.680		$ 2,124,577
Federated High Income Bond Fund II
Annuity contracts in payout	1,992.410	$ 20.33	$ 40,506
Contracts in accumulation period:
Non-Qualified VII	277,648.121	19.96	5,541,856
	279,640.531		$ 5,582,362
Federated International Equity Fund II
Annuity contracts in payout	1,054.924	$ 22.01	$ 23,219
Contracts in accumulation period:
Non-Qualified VII	163,050.398	21.61	3,523,519
Non-Qualified VIII	117.361	20.12	2,361
	164,222.683		$ 3,549,099
Federated Mid Cap Growth Strategies Fund II
Contracts in accumulation period:
Non-Qualified VII	206,764.121	$ 29.57	$ 6,114,015
	206,764.121		$ 6,114,015
Federated Prime Money Fund II
Contracts in accumulation period:
Non-Qualified VII	141,741.301	$ 13.51	$ 1,914,925
	141,741.301		$ 1,914,925
Fidelity® VIP Equity-Income Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	345,238.772	$ 26.57	$ 9,172,994
Non-Qualified V (0.75)	640,939.106	28.19	18,068,073
Non-Qualified VII	1,574,211.081	31.42	49,461,712
Non-Qualified VIII	361,257.984	22.80	8,236,682
Non-Qualified IX	14,946.184	25.87	386,658
Non-Qualified X	24,015.755	26.57	638,099
Non-Qualified XII	5,557.657	16.06	89,256
Non-Qualified XIII	1,141,203.077	15.54	17,734,296
Non-Qualified XIV	1,413,859.678	15.10	21,349,281
Non-Qualified XV	393,080.549	14.89	5,852,969
Non-Qualified XVI	427,008.227	14.26	6,089,137
Non-Qualified XVIII	100,336.970	13.79	1,383,647
Non-Qualified XIX	392,749.932	13.94	5,474,934
Non-Qualified XX	14,069.302	16.83	236,786
	6,848,474.274		$ 144,174,524

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Growth Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	206,681.114	$ 23.76	$ 4,910,743
Non-Qualified V (0.75)	447,539.557	25.21	11,282,472
Non-Qualified IX	10,324.142	23.13	238,797
Non-Qualified X	4,116.083	23.76	97,798
Non-Qualified XII	25,833.296	15.18	392,149
Non-Qualified XX	1,881.399	17.42	32,774
	696,375.591		$ 16,954,733
Fidelity® VIP High Income Portfolio - Initial Class
Annuity contracts in payout	8,456.000	$10.71 to $12.31	$ 103,195
	8,456.000		$ 103,195
Fidelity® VIP Overseas Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	128,515.392	$ 24.00	$ 3,084,369
Non-Qualified V (0.75)	253,515.163	25.46	6,454,496
Non-Qualified IX	1,043.708	23.36	24,381
Non-Qualified X	18,289.875	24.00	438,957
Non-Qualified XII	405.317	17.69	7,170
Non-Qualified XX	7,686.125	21.73	167,019
	409,455.580		$ 10,176,392
Fidelity® VIP Contrafund® Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	507,337.302	$ 37.09	$ 18,817,141
Non-Qualified V (0.75)	997,527.928	39.36	39,262,699
Non-Qualified VII	1,595,055.762	40.52	64,631,659
Non-Qualified VIII	318,678.389	32.85	10,468,585
Non-Qualified IX	20,936.937	36.11	756,033
Non-Qualified X	18,196.436	37.09	674,906
Non-Qualified XII	41,079.374	21.89	899,227
Non-Qualified XIII	1,815,960.082	20.34	36,936,628
Non-Qualified XIV	1,903,188.699	19.76	37,607,009
Non-Qualified XV	572,351.927	19.48	11,149,416
Non-Qualified XVI	624,240.477	15.45	9,644,515
Non-Qualified XVIII	193,613.699	14.94	2,892,589
Non-Qualified XIX	474,083.257	15.11	7,163,398
Non-Qualified XX	47,295.483	20.91	988,949
Non-Qualified XXII	2,362.572	12.72	30,052
	9,131,908.324		$ 241,922,806

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Index 500 Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified VII	1,328,685.024	$ 27.17	$ 36,100,372
Non-Qualified VIII	230,587.324	22.93	5,287,367
	1,559,272.348		$ 41,387,739
Fidelity® VIP Investment Grade Bond Portfolio - Initial
Class
Contracts in accumulation period:
Non-Qualified VII	61,122.873	$ 17.66	$ 1,079,430
	61,122.873		$ 1,079,430
Franklin Small Cap Value Securities Fund - Class 2
Contracts in accumulation period:
Non-Qualified V	52,761.826	$ 17.60	$ 928,608
Non-Qualified V (0.75)	176,730.981	18.17	3,211,202
Non-Qualified IX	2,816.109	17.32	48,775
Non-Qualified XII	1,410.399	18.12	25,556
Non-Qualified XX	2,770.399	17.78	49,258
	236,489.714		$ 4,263,399
ING GET Fund - Series U
Contracts in accumulation period:
Non-Qualified VII	23,618.337	$ 11.43	$ 269,958
Non-Qualified VIII	6,680.114	11.52	76,955
Non-Qualified XIII	203,937.803	11.70	2,386,072
Non-Qualified XIV	95,757.249	11.52	1,103,124
Non-Qualified XV	35,201.671	11.43	402,355
Non-Qualified XVI	618,383.753	11.41	7,055,759
Non-Qualified XVIII	103,591.971	11.14	1,154,015
Non-Qualified XIX	402,934.150	11.23	4,524,951
	1,490,105.048		$ 16,973,189
ING GET Fund - Series V
Contracts in accumulation period:
Non-Qualified VII	50,537.389	$ 10.20	$ 515,481
Non-Qualified VIII	10,795.377	10.27	110,869
Non-Qualified XIII	266,618.046	10.42	2,778,160
Non-Qualified XIV	129,932.218	10.27	1,334,404
Non-Qualified XV	65,281.901	10.20	665,875
Non-Qualified XVI	914,305.902	10.17	9,298,491
Non-Qualified XVIII	68,471.902	9.95	681,295
Non-Qualified XIX	1,032,577.623	10.02	10,346,428
	2,538,520.358		$ 25,731,003

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING AllianceBernstein Mid Cap Growth Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	7,687.886	$ 13.72	$ 105,478
Non-Qualified V (0.75)	1,788.331	13.90	24,858
Non-Qualified IX	3,835.764	13.63	52,281
	13,311.981		$ 182,617
ING American Funds Growth Portfolio
Annuity contracts in payout	171,878.842	$ 14.07	$ 2,418,335
Contracts in accumulation period:
Non-Qualified XIII	495,818.911	14.46	7,169,541
Non-Qualified XIV	485,884.627	14.32	6,957,868
Non-Qualified XV	252,840.721	14.25	3,602,980
Non-Qualified XVI	260,804.313	14.23	3,711,245
Non-Qualified XVIII	97,609.897	14.03	1,369,467
Non-Qualified XIX	203,389.179	14.09	2,865,754
	1,968,226.490		$ 28,095,190
ING American Funds Growth-Income Portfolio
Annuity contracts in payout	193,045.516	$ 12.92	$ 2,494,148
Contracts in accumulation period:
Non-Qualified XIII	413,753.297	12.71	5,258,804
Non-Qualified XIV	579,712.922	12.59	7,298,586
Non-Qualified XV	276,356.819	12.53	3,462,751
Non-Qualified XVI	213,247.135	12.51	2,667,722
Non-Qualified XVIII	96,829.248	12.33	1,193,905
Non-Qualified XIX	175,538.573	12.39	2,174,923
	1,948,483.510		$ 24,550,839
ING American Funds International Portfolio
Annuity contracts in payout	151,336.329	$ 17.87	$ 2,704,380
Contracts in accumulation period:
Non-Qualified XIII	392,021.031	17.62	6,907,411
Non-Qualified XIV	517,521.160	17.45	9,030,744
Non-Qualified XV	185,030.617	17.36	3,212,132
Non-Qualified XVI	165,048.366	17.34	2,861,939
Non-Qualified XVIII	87,481.928	17.09	1,495,066
Non-Qualified XIX	188,753.653	17.17	3,240,900
	1,687,193.084		$ 29,452,572

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
Annuity contracts in payout	323,150.000	$9.78 to $9.81	$ 3,160,488
Contracts in accumulation period:
Non-Qualified V	207,179.508	10.40	2,154,667
Non-Qualified V (0.75)	224,257.322	10.45	2,343,489
Non-Qualified VII	1,024,946.212	9.77	10,013,724
Non-Qualified VIII	121,764.204	9.78	1,190,854
Non-Qualified IX	4,612.390	10.38	47,877
Non-Qualified X	13,169.212	10.41	137,091
Non-Qualified XII	3,240.516	10.44	33,831
Non-Qualified XIII	796,839.273	9.80	7,809,025
Non-Qualified XIV	1,095,179.216	9.78	10,710,853
Non-Qualified XV	380,284.099	9.77	3,715,376
Non-Qualified XVI	123,015.887	9.77	1,201,865
Non-Qualified XVIII	30,386.885	9.74	295,968
Non-Qualified XIX	86,387.226	9.75	842,275
Non-Qualified XX	888.464	10.43	9,267
	4,435,300.414		$ 43,666,650
ING Evergreen Health Sciences Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	4,249.833	$ 13.51	$ 57,415
Non-Qualified V (0.75)	36,106.131	13.69	494,293
Non-Qualified XX	340.948	13.62	4,644
	40,696.912		$ 556,352
ING Evergreen Omega Portfolio - Institutional Class
Annuity contracts in payout	67,204.000	$11.94 to $12.49	$ 839,053
Contracts in accumulation period:
Non-Qualified VII	323,546.032	11.72	3,791,959
Non-Qualified VIII	2,408.177	11.76	28,320
Non-Qualified XIII	149,610.681	13.21	1,976,357
Non-Qualified XIV	206,655.336	13.11	2,709,251
Non-Qualified XV	94,789.591	13.05	1,237,004
Non-Qualified XVI	44,620.130	13.04	581,846
Non-Qualified XVIII	27,644.406	12.88	356,060
Non-Qualified XIX	30,400.927	12.93	393,084
	946,879.280		$ 11,912,934

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING FMRSM Diversified Mid Cap Portfolio - Institutional
Class
Annuity contracts in payout	200,883.537	$ 11.27	$ 2,263,957
Contracts in accumulation period:
Non-Qualified VII	591,855.289	11.16	6,605,105
Non-Qualified VIII	184,554.909	11.19	2,065,169
Non-Qualified XIII	529,757.869	11.24	5,954,478
Non-Qualified XIV	545,789.212	11.19	6,107,381
Non-Qualified XV	197,400.151	11.16	2,202,986
Non-Qualified XVI	180,495.834	11.15	2,012,529
Non-Qualified XVIII	35,481.456	11.06	392,425
Non-Qualified XIX	102,704.337	11.09	1,138,991
	2,568,922.594		$ 28,743,021
ING FMRSM Diversified Mid Cap Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified V	22,910.530	$ 14.77	$ 338,389
Non-Qualified V (0.75)	57,963.148	14.97	867,708
Non-Qualified IX	1,106.473	14.68	16,243
Non-Qualified XX	2,236.414	14.89	33,300
	84,216.565		$ 1,255,640
ING FMRSM Large Cap Growth Portfolio - Institutional
Class
Annuity contracts in payout	75,042.864	$ 10.98	$ 823,971
Contracts in accumulation period:
Non-Qualified V	1,341.794	10.12	13,579
Non-Qualified V (0.75)	37,031.507	10.20	377,721
Non-Qualified VII	2,427,664.757	10.27	24,932,117
Non-Qualified VIII	324,699.546	10.31	3,347,652
Non-Qualified XIII	931,903.433	11.07	10,316,171
Non-Qualified XIV	1,008,129.665	10.98	11,069,264
Non-Qualified XV	311,729.346	10.94	3,410,319
Non-Qualified XVI	274,920.065	10.92	3,002,127
Non-Qualified XVIII	76,777.513	10.79	828,429
Non-Qualified XIX	200,160.175	10.83	2,167,735
	5,669,400.665		$ 60,289,085
ING FMRSM Mid Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	313.401	$ 9.86	$ 3,090
Non-Qualified XIV	2,448.664	9.81	24,021
Non-Qualified XV	6,595.903	9.79	64,574
Non-Qualified XVI	1,412.717	9.78	13,816
Non-Qualified XVIII	3,626.979	9.71	35,218
Non-Qualified XIX	3,448.509	9.73	33,554
	17,846.173		$ 174,273

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Franklin Income Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	93,686.241	$ 11.14	$ 1,043,665
Non-Qualified XIV	173,784.619	11.09	1,927,271
Non-Qualified XV	94,556.285	11.06	1,045,793
Non-Qualified XVI	80,165.259	11.05	885,826
Non-Qualified XVIII	20,156.859	10.96	220,919
Non-Qualified XIX	166,058.974	10.99	1,824,988
	628,408.237		$ 6,948,462
ING Franklin Mutual Shares Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	66,062.091	$ 11.92	$ 787,460
Non-Qualified XIV	116,235.382	11.90	1,383,201
Non-Qualified XV	28,461.464	11.89	338,407
Non-Qualified XVI	37,460.068	11.88	445,026
Non-Qualified XVIII	11,356.786	11.85	134,578
Non-Qualified XIX	47,669.858	11.86	565,365
	307,245.649		$ 3,654,037
ING Global Real Estate Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	101,969.166	$ 12.55	$ 1,279,713
Non-Qualified XIV	18,590.929	12.48	232,015
Non-Qualified XV	8,482.046	12.45	105,601
Non-Qualified XVI	30,288.900	12.44	376,794
Non-Qualified XVIII	12,363.143	12.35	152,685
Non-Qualified XIX	19,863.436	12.38	245,909
	191,557.620		$ 2,392,717
ING Global Resources Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	142,179.122	$ 13.46	$ 1,913,731
Non-Qualified V (0.75)	355,497.460	13.54	4,813,436
Non-Qualified VII	59,848.513	14.18	848,652
Non-Qualified IX	5,845.618	13.42	78,448
Non-Qualified X	2,441.799	13.46	32,867
Non-Qualified XII	4,605.857	13.53	62,317
Non-Qualified XIII	81,646.898	13.14	1,072,840
Non-Qualified XIV	50,412.817	13.08	659,400
Non-Qualified XV	25,586.620	13.04	333,650
Non-Qualified XVI	31,766.176	13.03	413,913
Non-Qualified XVIII	22,187.325	12.93	286,882
Non-Qualified XIX	44,245.497	12.97	573,864
Non-Qualified XX	893.933	13.51	12,077
	827,157.635		$ 11,102,077

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
Contracts in accumulation period:
Non-Qualified VII	261,180.038	$ 20.16	$ 5,265,390
Non-Qualified VIII	34,892.387	20.23	705,873
Non-Qualified XIII	64,513.246	15.70	1,012,858
Non-Qualified XIV	52,012.577	15.62	812,436
Non-Qualified XV	18,410.000	15.58	286,828
Non-Qualified XVI	28,910.898	15.57	450,143
Non-Qualified XVIII	68,040.713	15.45	1,051,229
Non-Qualified XIX	19,675.644	15.49	304,776
	547,635.503		$ 9,889,533
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	55,180.519	$ 24.58	$ 1,356,337
Non-Qualified V (0.75)	329,485.628	24.92	8,210,782
Non-Qualified IX	17,667.721	24.42	431,446
Non-Qualified XX	12,639.755	24.78	313,213
	414,973.623		$ 10,311,778
ING JPMorgan Small Cap Core Equity Portfolio -
Institutional Class
Contracts in accumulation period:
Non-Qualified XIII	113,082.688	$ 12.92	$ 1,461,028
Non-Qualified XIV	102,195.181	12.82	1,310,142
Non-Qualified XV	24,665.811	12.76	314,736
Non-Qualified XVI	37,325.842	12.75	475,904
Non-Qualified XVIII	10,340.144	12.59	130,182
Non-Qualified XIX	39,135.033	12.64	494,667
	326,744.699		$ 4,186,659
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	784.842	$ 12.63	$ 9,913
Non-Qualified V (0.75)	10,550.143	12.80	135,042
	11,334.985		$ 144,955
ING JPMorgan Value Opportunities Portfolio -
Institutional Class
Contracts in accumulation period:
Non-Qualified XIII	694,014.462	$ 12.51	$ 8,682,121
Non-Qualified XIV	692,293.528	12.41	8,591,363
Non-Qualified XV	182,183.388	12.36	2,251,787
Non-Qualified XVI	306,666.565	12.35	3,787,332
Non-Qualified XVIII	89,612.991	12.20	1,093,278
Non-Qualified XIX	268,431.166	12.25	3,288,282
	2,233,202.100		$ 27,694,163

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Value Opportunities Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified VII	219,617.233	$ 12.27	$ 2,694,703
Non-Qualified VIII	16,434.646	12.32	202,475
	236,051.879		$ 2,897,178
ING Julius Baer Foreign Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	25,645.271	$ 19.53	$ 500,852
Non-Qualified V (0.75)	376,834.320	19.89	7,495,235
Non-Qualified IX	709.133	19.35	13,722
Non-Qualified XIII	269,607.818	12.53	3,378,186
Non-Qualified XIV	131,244.782	12.47	1,636,622
Non-Qualified XV	60,695.027	12.44	755,046
Non-Qualified XVI	118,605.379	12.43	1,474,265
Non-Qualified XVIII	11,203.242	12.33	138,136
Non-Qualified XIX	26,637.523	12.36	329,240
Non-Qualified XX	1,145.574	19.75	22,625
	1,022,328.069		$ 15,743,929
ING Legg Mason Value Portfolio - Institutional Class
Annuity contracts in payout	146,680.858	$ 10.94	$ 1,604,689
Contracts in accumulation period:
Non-Qualified XIII	442,332.578	11.39	5,038,168
Non-Qualified XIV	712,535.006	11.28	8,037,395
Non-Qualified XV	276,152.023	11.23	3,101,187
Non-Qualified XVI	123,691.686	11.21	1,386,584
Non-Qualified XVIII	39,344.709	11.05	434,759
Non-Qualified XIX	154,175.035	11.10	1,711,343
	1,894,911.895		$ 21,314,125
ING Legg Mason Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	3,066.103	$ 11.21	$ 34,371
Non-Qualified V (0.75)	34,460.588	11.36	391,472
Non-Qualified XX	737.801	11.30	8,337
	38,264.492		$ 434,180
ING LifeStyle Aggressive Growth Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified XIII	44,959.043	$ 12.66	$ 569,181
Non-Qualified XIV	79,498.430	12.57	999,295
Non-Qualified XV	11,361.251	12.53	142,356
Non-Qualified XVI	5,329.155	12.51	66,668
Non-Qualified XVIII	14,196.069	12.38	175,747
Non-Qualified XIX	19,982.487	12.42	248,182
	175,326.435		$ 2,201,429

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING LifeStyle Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	144,859.127	$ 12.33	$ 1,786,113
Non-Qualified XIV	147,187.114	12.24	1,801,570
Non-Qualified XV	167,999.925	12.20	2,049,599
Non-Qualified XVI	113,614.531	12.18	1,383,825
Non-Qualified XVIII	14,954.908	12.05	180,207
Non-Qualified XIX	82,040.208	12.09	991,866
	670,655.813		$ 8,193,180
ING LifeStyle Moderate Growth Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified XIII	308,301.303	$ 12.06	$ 3,718,114
Non-Qualified XIV	310,316.868	11.97	3,714,493
Non-Qualified XV	130,140.939	11.93	1,552,581
Non-Qualified XVI	261,350.570	11.91	3,112,685
Non-Qualified XVIII	42,454.657	11.79	500,540
Non-Qualified XIX	183,811.477	11.83	2,174,490
	1,236,375.814		$ 14,772,903
ING LifeStyle Moderate Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	188,932.970	$ 11.79	$ 2,227,520
Non-Qualified XIV	294,153.259	11.71	3,444,535
Non-Qualified XV	137,409.708	11.66	1,602,197
Non-Qualified XVI	245,689.344	11.65	2,862,281
Non-Qualified XVIII	25,886.568	11.53	298,472
Non-Qualified XIX	159,144.287	11.57	1,841,299
	1,051,216.136		$ 12,276,304
ING Lord Abbett Affiliated Portfolio - Institutional
Class
Contracts in accumulation period:
Non-Qualified V	99,329.830	$ 11.12	$ 1,104,548
Non-Qualified V (0.75)	518,114.996	11.21	5,808,069
Non-Qualified IX	1,915.128	11.07	21,200
Non-Qualified XII	2,670.162	11.21	29,933
Non-Qualified XX	5,913.663	11.18	66,115
	627,943.779		$ 7,029,865
ING Lord Abbett Affiliated Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	6,609.506	$ 11.17	$ 73,828
Non-Qualified XIV	37,398.906	11.11	415,502
Non-Qualified XV	18,782.522	11.08	208,110
Non-Qualified XVI	17,816.298	11.07	197,226
Non-Qualified XIX	5,444.882	11.02	60,003
	86,052.114		$ 954,669

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Marsico Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	12,525.761	$ 13.30	$ 166,593
Non-Qualified V (0.75)	81,314.797	13.48	1,096,123
Non-Qualified XII	294.606	13.47	3,968
Non-Qualified XIII	26,748.250	11.44	306,000
Non-Qualified XIV	16,127.385	11.38	183,530
Non-Qualified XV	7,954.204	11.35	90,280
Non-Qualified XVI	12,898.272	11.34	146,266
Non-Qualified XVIII	2,805.756	11.25	31,565
Non-Qualified XIX	10,431.894	11.28	117,672
	171,100.925		$ 2,141,997
ING Marsico International Opportunities Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	16,177.157	$ 18.13	$ 293,292
Non-Qualified V (0.75)	136,567.354	18.37	2,508,742
Non-Qualified VII	200,439.029	12.70	2,545,576
Non-Qualified VIII	20,811.750	12.74	265,142
Non-Qualified IX	4,497.979	18.01	81,009
Non-Qualified XII	1,903.633	18.35	34,932
Non-Qualified XIII	138,554.985	18.27	2,531,400
Non-Qualified XIV	145,345.993	18.12	2,633,669
Non-Qualified XV	28,467.551	18.05	513,839
Non-Qualified XVI	59,514.391	18.03	1,073,044
Non-Qualified XVIII	19,967.081	17.81	355,614
Non-Qualified XIX	49,173.762	17.88	879,227
Non-Qualified XX	937.935	18.27	17,136
	822,358.600		$ 13,732,622
ING MFS Total Return Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified VII	1,610,425.920	$ 11.86	$ 19,099,651
Non-Qualified VIII	429,766.809	11.91	5,118,523
Non-Qualified XIII	1,605,201.871	12.00	19,262,422
Non-Qualified XIV	2,036,079.594	11.91	24,249,708
Non-Qualified XV	611,870.611	11.86	7,256,785
Non-Qualified XVI	905,315.148	11.84	10,718,931
Non-Qualified XVIII	119,215.504	11.69	1,393,629
Non-Qualified XIX	493,983.953	11.74	5,799,372
	7,811,859.410		$ 92,899,021

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MFS Total Return Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	13,894.861	$ 14.29	$ 198,558
Non-Qualified V (0.75)	89,733.733	14.63	1,312,805
Non-Qualified IX	681.284	14.72	10,029
Non-Qualified X	948.187	14.29	13,550
Non-Qualified XII	2,982.983	14.60	43,552
Non-Qualified XX	3,097.136	14.50	44,908
	111,338.184		$ 1,623,402
ING MFS Utilities Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	29,353.724	$ 18.54	$ 544,218
Non-Qualified V (0.75)	171,327.029	18.79	3,219,235
Non-Qualified IX	3,021.433	18.42	55,655
Non-Qualified XII	990.885	18.76	18,589
Non-Qualified XX	13,845.637	18.69	258,775
	218,538.708		$ 4,096,472
ING Oppenheimer Main Street Portfolio® - Institutional
Class
Annuity contracts in payout	24,471.000	$11.49 to $12.58	287,408
Contracts in accumulation period:
Non-Qualified VII	38,150.213	12.93	493,282
Non-Qualified VIII	8,086.391	12.98	104,961
Non-Qualified XIII	35,938.348	13.09	470,433
Non-Qualified XIV	42,607.178	12.98	553,041
Non-Qualified XV	14,974.069	12.93	193,615
Non-Qualified XVI	21,764.987	12.91	280,986
Non-Qualified XVIII	17,370.318	12.76	221,645
Non-Qualified XIX	30,932.272	12.81	396,242
	234,294.776		$ 3,001,613
ING Oppenheimer Main Street Portfolio® - Service
Class
Contracts in accumulation period:
Non-Qualified V	515.048	$ 12.83	$ 6,608
Non-Qualified V (0.75)	5,433.872	13.00	70,640
	5,948.920		$ 77,248
ING PIMCO High Yield Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	15,163.652	$ 11.46	$ 173,775
Non-Qualified V (0.75)	63,538.994	11.61	737,688
Non-Qualified VII	159,124.039	11.45	1,821,970
Non-Qualified VIII	5,433.415	11.49	62,430
Non-Qualified XX	3,954.216	11.55	45,671
Non-Qualified XXII	822.694	10.75	8,844
	248,037.010		$ 2,850,378

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Equity Income Portfolio - Institutional
Class
Contracts in accumulation period:
Non-Qualified V	207,380.658	$ 9.11	$ 1,889,238
Non-Qualified V (0.75)	438,107.992	9.19	4,026,212
Non-Qualified IX	4,539.356	9.07	41,172
Non-Qualified XII	22,554.656	9.18	207,052
Non-Qualified XX	13,816.776	9.16	126,562
	686,399.438		$ 6,290,236
ING Pioneer Fund Portfolio - Institutional Class
Annuity contracts in payout	352,566.000	$12.14 to $13.22	$ 4,588,685
Contracts in accumulation period:
Non-Qualified V	11,518.889	11.23	129,357
Non-Qualified V (0.75)	42,778.211	11.32	484,249
Non-Qualified IX	997.223	11.18	11,149
Non-Qualified XIII	324,340.806	13.33	4,323,463
Non-Qualified XIV	535,982.116	13.22	7,085,684
Non-Qualified XV	234,073.331	13.17	3,082,746
Non-Qualified XVI	61,598.848	13.15	810,025
Non-Qualified XVIII	23,330.525	12.99	303,064
Non-Qualified XIX	76,157.780	13.04	993,097
	1,663,343.729		$ 21,811,519
ING Pioneer Mid Cap Value Portfolio - Institutional
Class
Contracts in accumulation period:
Non-Qualified V	68,106.876	11.07	$ 753,943
Non-Qualified V (0.75)	243,440.440	11.16	2,716,795
Non-Qualified IX	6,802.050	11.02	74,959
Non-Qualified XII	14,136.711	11.15	157,624
Non-Qualified XX	4,920.759	11.12	54,719
	337,406.836		$ 3,758,040
ING Pioneer Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	40,110.777	$ 11.05	$ 443,224
Non-Qualified XIV	26,072.783	11.00	286,801
Non-Qualified XV	4,566.420	10.97	50,094
Non-Qualified XVI	25,113.401	10.96	275,243
Non-Qualified XVIII	6,036.465	10.88	65,677
Non-Qualified XIX	11,586.045	10.90	126,288
	113,485.891		$ 1,247,327
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	196,920.843	$ 12.76	$ 2,512,710
Non-Qualified V (0.75)	446,484.048	12.93	5,773,039
Non-Qualified IX	19,833.371	12.68	251,487
Non-Qualified XII	3,175.249	12.92	41,024
Non-Qualified XX	33,570.054	12.86	431,711
	699,983.565		$ 9,009,971

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Equity Income Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified V	67,055.992	$ 16.97	$ 1,137,940
Non-Qualified V (0.75)	235,323.321	17.37	4,087,566
Non-Qualified IX	245.586	17.84	4,381
Non-Qualified XIII	47,108.127	11.31	532,793
Non-Qualified XIV	27,333.803	11.25	307,505
Non-Qualified XV	27,823.316	11.22	312,178
Non-Qualified XVI	39,951.666	11.21	447,858
Non-Qualified XVIII	4,244.681	11.13	47,243
Non-Qualified XIX	22,901.830	11.15	255,355
Non-Qualified XX	12,335.744	17.21	212,298
Non-Qualified XXII	1,436.401	11.46	16,461
	485,760.467		$ 7,361,578
ING Templeton Global Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	27,728.426	$ 11.31	$ 313,608
Non-Qualified XIV	23,754.941	11.25	267,243
Non-Qualified XV	6,675.199	11.22	74,896
Non-Qualified XVI	19,150.529	11.21	214,677
Non-Qualified XVIII	11,798.631	11.13	131,319
Non-Qualified XIX	23,921.617	11.15	266,726
	113,029.343		$ 1,268,469
ING UBS U.S. Allocation Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	102,813.248	$ 12.04	$ 1,237,872
Non-Qualified XIV	239,978.762	11.94	2,865,346
Non-Qualified XV	27,374.164	11.89	325,479
Non-Qualified XVI	76,270.472	11.88	906,093
Non-Qualified XVIII	7,375.378	11.73	86,513
Non-Qualified XIX	48,406.220	11.78	570,225
	502,218.244		$ 5,991,528
ING Van Kampen Growth and Income Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	16,997.131	$ 12.82	$ 217,903
Non-Qualified V (0.75)	74,359.966	12.99	965,936
Non-Qualified IX	900.621	12.73	11,465
	92,257.718		$ 1,195,304
ING Van Kampen Real Estate Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	11,381.765	$ 9.99	$ 113,704
Non-Qualified V (0.75)	132,906.396	10.07	1,338,367
Non-Qualified IX	542.286	9.95	5,396
Non-Qualified XII	2,206.915	10.07	22,224
Non-Qualified XX	2,373.084	10.04	23,826
	149,410.446		$ 1,503,517

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Index Plus International Equity Portfolio -
Institutional Class
Annuity contracts in payout	290,172.000	$9.41 to $9.42	$ 2,730,621
Contracts in accumulation period:
Non-Qualified V	19,589.766	9.55	187,082
Non-Qualified V (0.75)	189,254.195	9.56	1,809,270
Non-Qualified VII	860,893.048	9.62	8,281,791
Non-Qualified VIII	136,367.571	9.63	1,313,220
Non-Qualified XIII	339,689.412	9.63	3,271,209
Non-Qualified XIV	404,887.221	9.63	3,899,064
Non-Qualified XV	141,040.969	9.62	1,356,814
Non-Qualified XVI	129,828.356	9.62	1,248,949
Non-Qualified XVIII	17,760.475	9.62	170,856
Non-Qualified XIX	59,580.314	9.62	573,163
	2,589,063.327		$ 24,842,039
ING VP Index Plus International Equity Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	32,901.831	$ 11.60	$ 381,661
Non-Qualified V (0.75)	74,740.970	11.70	874,469
Non-Qualified VII	6,899.396	11.63	80,240
Non-Qualified XX	777.479	11.66	9,065
	115,319.676		$ 1,345,435
ING Wells Fargo Disciplined Value Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified V	867.369	$ 10.22	$ 8,865
Non-Qualified V (0.75)	5,048.821	10.31	52,053
Non-Qualified XII	31.081	10.30	320
Non-Qualified XIII	9,246.175	10.19	94,219
Non-Qualified XIV	4,910.478	10.14	49,792
Non-Qualified XV	1,550.430	10.11	15,675
Non-Qualified XVI	11,207.662	10.11	113,309
Non-Qualified XIX	4,099.647	10.06	41,242
	36,961.663		$ 375,475
ING Wells Fargo Small Cap Disciplined Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V (0.75)	90.016	$ 10.08	$ 907
Non-Qualified XIII	4,715.615	9.99	47,109
Non-Qualified XIV	11,929.610	9.94	118,580
Non-Qualified XV	2,934.809	9.92	29,113
Non-Qualified XVI	7,037.811	9.91	69,745
Non-Qualified XIX	5,377.381	9.86	53,021
	32,085.242		$ 318,475

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Century Large Company Value Portfolio
- Service Class
Contracts in accumulation period:
Non-Qualified V	4,661.470	$ 12.57	$ 58,595
Non-Qualified V (0.75)	16,227.490	12.93	209,821
	20,888.960		$ 268,416
ING American Century Small-Mid Cap Value Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	11,063.081	$ 15.09	$ 166,942
Non-Qualified V (0.75)	70,281.396	15.53	1,091,470
Non-Qualified IX	667.036	14.88	9,925
Non-Qualified XX	7,405.666	17.62	130,488
	89,417.179		$ 1,398,825
ING Baron Asset Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	1,289.930	$ 10.85	$ 13,996
Non-Qualified V (0.75)	37,793.728	10.94	413,463
Non-Qualified XII	30.676	10.93	335
Non-Qualified XX	23,825.173	10.91	259,933
	62,939.507		$ 687,727
ING Baron Small Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	46,885.511	$ 18.29	$ 857,536
Non-Qualified V (0.75)	158,536.208	18.82	2,983,651
Non-Qualified IX	110.472	18.03	1,992
Non-Qualified XII	3,195.114	18.77	59,972
Non-Qualified XIII	41,396.872	10.63	440,049
Non-Qualified XIV	24,932.896	10.58	263,790
Non-Qualified XV	9,324.412	10.55	98,373
Non-Qualified XVI	18,828.012	10.54	198,447
Non-Qualified XVIII	6,323.285	10.46	66,142
Non-Qualified XIX	13,216.318	10.49	138,639
Non-Qualified XX	5,994.139	20.69	124,019
	328,743.239		$ 5,232,610
ING Columbia Small Cap Value II Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified V	645.990	$ 10.23	$ 6,608
Non-Qualified V (0.75)	756.967	10.32	7,812
Non-Qualified XIII	51,801.420	10.28	532,519
Non-Qualified XIV	37,485.305	10.23	383,475
Non-Qualified XV	19,063.359	10.21	194,637
Non-Qualified XVI	36,112.924	10.20	368,352
Non-Qualified XVIII	5,870.361	10.12	59,408
Non-Qualified XIX	12,134.039	10.15	123,160
	163,870.365		$ 1,675,971

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Davis New York Venture Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	20,225.293	$ 13.53	$ 273,648
Non-Qualified V (0.75)	94,883.677	13.92	1,320,781
Non-Qualified IX	85.749	13.01	1,116
Non-Qualified XIII	29,048.016	11.33	329,114
Non-Qualified XIV	38,373.703	11.27	432,472
Non-Qualified XV	19,203.310	11.24	215,845
Non-Qualified XVI	33,560.663	11.23	376,886
Non-Qualified XVIII	11,658.474	11.15	129,992
Non-Qualified XIX	26,449.950	11.18	295,710
Non-Qualified XXII	900.768	11.44	10,305
	274,389.603		$ 3,385,869
ING JPMorgan International Portfolio - Initial Class
Annuity contracts in payout	158,863.000	$16.01 to $19.00	$ 2,982,075
Contracts in accumulation period:
Non-Qualified V	173,310.419	32.69	5,665,518
Non-Qualified V (0.75)	131,082.402	34.69	4,547,249
Non-Qualified VII	180,916.369	17.81	3,222,121
Non-Qualified VIII	46,155.913	18.09	834,960
Non-Qualified IX	4,654.455	31.83	148,151
Non-Qualified X	2,649.340	32.69	86,607
Non-Qualified XII	4,094.544	15.99	65,472
Non-Qualified XIII	495,154.178	14.75	7,303,524
Non-Qualified XIV	546,076.555	14.33	7,825,277
Non-Qualified XV	138,046.611	14.13	1,950,599
Non-Qualified XVI	129,017.233	12.04	1,553,367
Non-Qualified XVIII	39,859.538	11.64	463,965
Non-Qualified XIX	104,032.240	11.77	1,224,459
Non-Qualified XX	1,642.581	19.09	31,357
	2,155,555.378		$ 37,904,701
ING JPMorgan Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	39,063.674	$ 17.47	$ 682,442
Non-Qualified V (0.75)	109,611.425	17.98	1,970,813
Non-Qualified IX	2,062.080	17.23	35,530
Non-Qualified XX	14,663.642	20.01	293,419
	165,400.821		$ 2,982,204

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Legg Mason Partners Aggressive Growth Portfolio
- Initial Class
Annuity contracts in payout	111,202.000	$11.25 to $12.09	$ 1,254,805
Contracts in accumulation period:
Non-Qualified V	200,910.857	16.60	3,335,120
Non-Qualified V (0.75)	140,342.396	17.61	2,471,430
Non-Qualified VII	985,075.517	15.79	15,554,342
Non-Qualified VIII	158,510.578	10.86	1,721,425
Non-Qualified IX	6,464.160	16.16	104,461
Non-Qualified X	6,499.833	16.60	107,897
Non-Qualified XII	1,203.348	9.61	11,564
Non-Qualified XIII	280,356.487	9.07	2,542,833
Non-Qualified XIV	358,340.884	8.82	3,160,567
Non-Qualified XV	104,490.811	8.69	908,025
Non-Qualified XVI	110,710.693	6.10	675,335
Non-Qualified XVIII	33,471.883	5.90	197,484
Non-Qualified XIX	46,627.478	5.96	277,900
Non-Qualified XX	549.883	16.02	8,809
	2,544,756.808		$ 32,331,997
ING Lord Abbett U.S. Government Securities Portfolio -
Initial Class
Contracts in accumulation period:
Non-Qualified VII	138,619.082	$ 11.04	$ 1,530,355
Non-Qualified VIII	54.463	11.06	602
Non-Qualified XIII	209,900.585	11.12	2,334,095
Non-Qualified XIV	290,431.938	11.06	3,212,177
Non-Qualified XV	107,966.117	11.03	1,190,866
Non-Qualified XVI	109,759.559	11.02	1,209,550
Non-Qualified XVIII	46,705.636	10.94	510,960
Non-Qualified XIX	107,161.239	10.97	1,175,559
	1,010,598.619		$ 11,164,164
ING Neuberger Berman Partners Portfolio - Initial Class
Annuity contracts in payout	605,960.000	$11.09 to $11.28	$ 6,807,519
Contracts in accumulation period:
Non-Qualified VII	850,231.747	11.09	9,429,070
Non-Qualified VIII	297,011.906	11.12	3,302,772
Non-Qualified XIII	494,389.244	11.17	5,522,328
Non-Qualified XIV	761,077.557	11.11	8,455,572
Non-Qualified XV	254,669.806	11.09	2,824,288
Non-Qualified XVI	138,923.512	11.08	1,539,273
Non-Qualified XVIII	46,593.254	10.99	512,060
Non-Qualified XIX	148,805.347	11.02	1,639,835
	3,597,662.373		$ 40,032,717

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Neuberger Berman Partners Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified V	2,447.240	$ 11.23	$ 27,483
Non-Qualified V (0.75)	1,707.625	11.33	19,347
	4,154.865		$ 46,830
ING Neuberger Berman Regency Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified XIII	5,990.179	$ 10.25	$ 61,399
Non-Qualified XIV	4,009.493	10.20	40,897
Non-Qualified XV	431.188	10.17	4,385
Non-Qualified XVI	2,013.133	10.16	20,453
Non-Qualified XIX	715.154	10.11	7,230
	13,159.147		$ 134,364
ING OpCap Balanced Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	27,126.932	$ 12.27	$ 332,847
Non-Qualified V (0.75)	35,129.306	12.62	443,332
Non-Qualified IX	1,797.363	11.59	20,831
Non-Qualified XX	538.390	14.68	7,904
	64,591.991		$ 804,914
ING Oppenheimer Global Portfolio - Initial Class
Annuity contracts in payout	370,256.000	$14.26 to $14.32	$ 5,279,881
Contracts in accumulation period:
Non-Qualified V	768,015.120	14.29	10,974,936
Non-Qualified V (0.75)	1,838,173.922	14.49	26,635,140
Non-Qualified VII	3,890,901.288	14.67	57,079,522
Non-Qualified VIII	605,499.295	14.73	8,919,005
Non-Qualified IX	41,753.942	14.18	592,071
Non-Qualified X	20,538.857	14.29	293,500
Non-Qualified XII	17,453.333	14.47	252,550
Non-Qualified XIII	1,272,025.061	14.86	18,902,292
Non-Qualified XIV	1,190,136.902	14.73	17,530,717
Non-Qualified XV	368,050.057	14.67	5,399,294
Non-Qualified XVI	223,720.399	14.65	3,277,504
Non-Qualified XVIII	65,837.757	14.47	952,672
Non-Qualified XIX	192,415.250	14.53	2,795,794
Non-Qualified XX	37,111.207	14.41	534,772
Non-Qualified XXII	2,271.804	12.18	27,671
	10,904,160.194		$ 159,447,321

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Strategic Income Portfolio - Initial
Class
Annuity contracts in payout	303,359.041	$11.33 to $11.79	$ 3,526,442
Contracts in accumulation period:
Non-Qualified V	279,772.917	11.51	3,220,186
Non-Qualified V (0.75)	570,666.883	11.68	6,665,389
Non-Qualified VII	1,278,257.635	11.58	14,802,223
Non-Qualified VIII	273,719.569	11.63	3,183,359
Non-Qualified IX	5,633.199	11.43	64,387
Non-Qualified X	4,627.286	11.51	53,260
Non-Qualified XII	134.334	11.66	1,566
Non-Qualified XIII	908,085.418	11.72	10,642,761
Non-Qualified XIV	939,888.752	11.63	10,930,906
Non-Qualified XV	302,140.898	11.58	3,498,792
Non-Qualified XVI	469,178.689	11.56	5,423,706
Non-Qualified XVIII	140,662.102	11.42	1,606,361
Non-Qualified XIX	250,873.051	11.47	2,877,514
Non-Qualified XX	11,365.120	11.61	131,949
Non-Qualified XXII	825.925	11.36	9,383
	5,739,190.819		$ 66,638,184
ING Oppenheimer Strategic Income Portfolio - Service
Class
Annuity contracts in payout	1,752.182	$ 11.51	$ 20,168
	1,752.182		$ 20,168
ING PIMCO Total Return Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	130,491.083	$ 12.69	$ 1,655,932
Non-Qualified V (0.75)	456,744.871	13.06	5,965,088
Non-Qualified IX	20,442.529	12.51	255,736
Non-Qualified XX	11,918.061	12.62	150,406
	619,596.544		$ 8,027,162
ING Pioneer High Yield Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	5,359.574	$ 11.08	$ 59,384
Non-Qualified V (0.75)	23,808.970	11.18	266,184
Non-Qualified XX	2,655.973	11.14	29,588
	31,824.517		$ 355,156
ING Solution 2015 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	53,358.047	$ 12.07	$ 644,032
Non-Qualified V (0.75)	61,315.374	12.23	749,887
Non-Qualified IX	4,809.083	11.99	57,661
	119,482.504		$ 1,451,580

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution 2025 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	67,171.544	$ 12.53	$ 841,659
Non-Qualified V (0.75)	124,041.276	12.70	1,575,324
	191,212.820		$ 2,416,983
ING Solution 2035 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	74,640.997	$ 12.97	$ 968,094
Non-Qualified V (0.75)	50,319.096	13.15	661,696
	124,960.093		$ 1,629,790
ING Solution 2045 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	32,058.648	$ 13.38	$ 428,945
Non-Qualified V (0.75)	69,815.049	13.56	946,692
Non-Qualified XX	405.318	13.49	5,468
	102,279.015		$ 1,381,105
ING Solution Income Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	24,564.114	$ 11.35	$ 278,803
Non-Qualified V (0.75)	85,585.999	11.51	985,095
	110,150.113		$ 1,263,898
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	612,088.298	$ 13.39	$ 8,195,862
Non-Qualified V (0.75)	631,684.517	13.58	8,578,276
Non-Qualified VII	1,081,870.525	14.06	15,211,100
Non-Qualified VIII	185,699.729	14.12	2,622,080
Non-Qualified IX	31,954.173	13.29	424,671
Non-Qualified X	17,064.034	13.39	228,487
Non-Qualified XII	6,326.573	13.56	85,788
Non-Qualified XIII	939,669.717	14.23	13,371,500
Non-Qualified XIV	794,971.057	14.12	11,224,991
Non-Qualified XV	301,936.036	14.06	4,245,221
Non-Qualified XVI	143,271.265	14.04	2,011,529
Non-Qualified XVIII	85,017.671	13.87	1,179,195
Non-Qualified XIX	91,903.590	13.92	1,279,298
Non-Qualified XX	1,834.003	13.50	24,759
Non-Qualified XXII	1,930.967	12.59	24,311
	4,927,222.155		$ 68,707,068

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Growth Equity Portfolio - Initial
Class
Annuity contracts in payout	405,895.000	$13.43 to $17.33	$ 7,008,960
Contracts in accumulation period:
Non-Qualified V	145,888.791	26.01	3,794,567
Non-Qualified V (0.75)	260,428.464	27.59	7,185,221
Non-Qualified VII	982,829.962	32.60	32,040,257
Non-Qualified VIII	111,888.809	23.89	2,673,024
Non-Qualified IX	11,615.738	25.32	294,110
Non-Qualified X	6,162.507	26.01	160,287
Non-Qualified XII	2,212.225	16.29	36,037
Non-Qualified XX	34,631.403	17.75	614,707
Non-Qualified XXII	1,308.762	12.35	16,163
	1,962,861.661		$ 53,823,333
ING Templeton Foreign Equity Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	9,347.644	$ 12.72	$ 118,902
Non-Qualified V (0.75)	36,921.586	12.82	473,335
Non-Qualified IX	319.435	12.66	4,044
Non-Qualified XIII	17,452.069	12.80	223,386
Non-Qualified XIV	5,507.174	12.74	70,161
Non-Qualified XV	10,746.333	12.71	136,586
Non-Qualified XVI	23,553.722	12.69	298,897
Non-Qualified XVIII	7,354.310	12.60	92,664
Non-Qualified XIX	9,503.571	12.63	120,030
	120,705.844		$ 1,538,005
ING Thornburg Value Portfolio - Initial Class
Annuity contracts in payout	184,936.000	$13.23 to $19.73	$ 3,615,837
Contracts in accumulation period:
Non-Qualified V	114,238.867	32.37	3,697,912
Non-Qualified V (0.75)	101,856.051	34.35	3,498,755
Non-Qualified VII	279,192.414	15.15	4,229,765
Non-Qualified VIII	68,807.717	15.39	1,058,951
Non-Qualified IX	3,111.417	31.51	98,041
Non-Qualified X	4,644.242	32.37	150,334
Non-Qualified XIII	325,369.693	12.69	4,128,941
Non-Qualified XIV	319,608.099	12.33	3,940,768
Non-Qualified XV	79,884.330	12.15	970,595
Non-Qualified XVI	150,721.230	7.68	1,157,539
Non-Qualified XVIII	14,254.163	7.43	105,908
Non-Qualified XIX	103,367.615	7.51	776,291
Non-Qualified XX	287.272	16.40	4,711
	1,750,279.110		$ 27,434,348

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	194,854.672	$ 17.70	$ 3,448,928
Non-Qualified V (0.75)	189,848.628	18.78	3,565,357
Non-Qualified VI	19,054.362	15.03	286,387
Non-Qualified VII	720,086.337	17.28	12,443,092
Non-Qualified VIII	103,786.180	12.03	1,248,548
Non-Qualified IX	7,453.640	17.23	128,426
Non-Qualified X	84,934.365	17.70	1,503,338
Non-Qualified XI	9,478.167	15.03	142,457
Non-Qualified XIII	167,863.968	11.87	1,992,545
Non-Qualified XIV	316,973.635	11.54	3,657,876
Non-Qualified XV	81,068.387	11.37	921,748
Non-Qualified XVI	117,947.680	8.51	1,003,735
Non-Qualified XVIII	27,677.446	8.23	227,785
Non-Qualified XIX	41,627.946	8.32	346,345
Non-Qualified XX	584.639	16.35	9,559
	2,083,240.052		$ 30,926,126
ING UBS U.S. Small Cap Growth Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified XIII	1,567.706	$ 10.09	$ 15,818
Non-Qualified XV	1,710.470	10.01	17,122
Non-Qualified XIX	296.006	9.95	2,945
	3,574.182		$ 35,885
ING Van Kampen Comstock Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	25,649.508	$ 13.84	$ 354,989
Non-Qualified V (0.75)	144,572.111	14.24	2,058,707
Non-Qualified IX	2,211.963	13.64	30,171
Non-Qualified XII	33.865	14.20	481
Non-Qualified XX	7,587.624	16.31	123,754
	180,055.071		$ 2,568,102

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Equity and Income Portfolio - Initial
Class
Contracts in accumulation period:
Non-Qualified V	523,595.058	$ 12.16	$ 6,366,916
Non-Qualified V (0.75)	657,605.605	12.34	8,114,853
Non-Qualified VII	2,090,696.606	12.34	25,799,196
Non-Qualified VIII	573,717.321	12.39	7,108,358
Non-Qualified IX	5,679.904	12.07	68,556
Non-Qualified X	10,551.845	12.16	128,310
Non-Qualified XII	587.752	12.32	7,241
Non-Qualified XIII	1,864,760.165	12.49	23,290,854
Non-Qualified XIV	1,930,759.148	12.39	23,922,106
Non-Qualified XV	613,000.919	12.34	7,564,431
Non-Qualified XVI	496,833.863	12.32	6,120,993
Non-Qualified XVIII	92,010.891	12.17	1,119,773
Non-Qualified XIX	264,987.187	12.22	3,238,143
Non-Qualified XX	8,513.103	12.27	104,456
	9,133,299.367		$ 112,954,186
ING VP Strategic Allocation Conservative Portfolio -
Class I
Annuity contracts in payout	153,668.951	$ 17.01	$ 2,613,909
Contracts in accumulation period:
Non-Qualified V	52,538.906	19.25	1,011,374
Non-Qualified V (0.75)	48,083.848	20.42	981,872
Non-Qualified VII	320,451.947	18.87	6,046,928
Non-Qualified VIII	130,985.045	17.83	2,335,463
Non-Qualified IX	847.335	18.74	15,879
Non-Qualified X	5,340.723	19.97	106,654
	711,916.755		$ 13,112,079
ING VP Strategic Allocation Growth Portfolio - Class I
Annuity contracts in payout	179,481.000	$10.96 to $14.83	$ 2,628,197
Contracts in accumulation period:
Non-Qualified V	71,728.771	21.59	1,548,624
Non-Qualified V (0.75)	118,507.404	22.91	2,715,005
Non-Qualified VII	273,725.288	21.17	5,794,764
Non-Qualified VIII	59,063.285	19.07	1,126,337
Non-Qualified IX	2,740.185	21.02	57,599
Non-Qualified X	10,405.552	22.40	233,084
	715,651.485		$ 14,103,610

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Strategic Allocation Moderate Portfolio - Class
I
Annuity contracts in payout	260,401.000	$11.21 to $14.47	$ 3,744,537
Contracts in accumulation period:
Non-Qualified V	52,633.179	20.31	1,068,980
Non-Qualified V (0.75)	47,232.092	21.55	1,017,852
Non-Qualified VII	448,223.407	19.91	8,924,128
Non-Qualified VIII	78,001.678	18.27	1,425,091
Non-Qualified IX	500.134	19.77	9,888
Non-Qualified X	2,678.647	21.08	56,466
Non-Qualified XX	3,581.299	14.90	53,361
	893,251.436		$ 16,300,303
ING VP Growth and Income Portfolio - Class I
Annuity contracts in payout	1,461,949.000	$8.47 to $324.86	$ 83,568,535
Contracts in accumulation period:
Non-Qualified 1964	958.687	277.04	265,595
Non-Qualified V	2,022,081.260	25.81	52,189,917
Non-Qualified V (0.75)	3,547,039.871	27.39	97,153,422
Non-Qualified VI	690,582.821	24.30	16,781,163
Non-Qualified VII	1,685,640.864	25.37	42,764,709
Non-Qualified VIII	355,532.426	17.19	6,111,602
Non-Qualified IX	48,546.846	25.13	1,219,982
Non-Qualified X	793,301.649	26.50	21,022,494
Non-Qualified XI	5,645.447	24.95	140,854
Non-Qualified XII	36,751.310	11.01	404,632
Non-Qualified XIII	603,244.364	10.52	6,346,131
Non-Qualified XIV	579,841.430	10.22	5,925,979
Non-Qualified XV	248,815.812	10.08	2,508,063
Non-Qualified XVI	165,824.912	8.99	1,490,766
Non-Qualified XVIII	38,070.059	8.69	330,829
Non-Qualified XIX	43,981.437	8.79	386,597
Non-Qualified XX	34,871.766	15.75	549,230
Non-Qualified XXII	2,396.075	11.78	28,226
	12,365,076.036		$ 339,188,726
ING GET U.S. Core Portfolio - Series 1
Contracts in accumulation period:
Non-Qualified VII	28,718.931	$ 11.18	$ 321,078
Non-Qualified VIII	3,507.111	11.26	39,490
Non-Qualified XIII	226,592.800	11.41	2,585,424
Non-Qualified XIV	116,408.155	11.26	1,310,756
Non-Qualified XV	8,358.660	11.18	93,450
Non-Qualified XVI	382,017.262	11.15	4,259,492
Non-Qualified XVIII	26,149.822	10.92	285,556
Non-Qualified XIX	467,820.468	11.00	5,146,025
	1,259,573.209		$ 14,041,271

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET U.S. Core Portfolio - Series 2
Contracts in accumulation period:
Non-Qualified VII	22,495.382	$ 10.84	$ 243,850
Non-Qualified VIII	12,595.601	10.91	137,418
Non-Qualified XIII	72,126.890	11.06	797,723
Non-Qualified XIV	62,126.415	10.91	677,799
Non-Qualified XV	18,045.173	10.84	195,610
Non-Qualified XVI	229,416.945	10.82	2,482,291
Non-Qualified XVIII	22,408.627	10.61	237,756
Non-Qualified XIX	126,954.497	10.68	1,355,874
	566,169.530		$ 6,128,321
ING GET U.S. Core Portfolio - Series 3
Contracts in accumulation period:
Non-Qualified VII	521,724.407	$ 10.56	$ 5,509,410
Non-Qualified VIII	299,212.264	10.63	3,180,626
Non-Qualified XIII	355,312.948	10.76	3,823,167
Non-Qualified XIV	201,537.671	10.63	2,142,345
Non-Qualified XV	85,242.767	10.56	900,164
Non-Qualified XVI	331,687.397	10.54	3,495,985
Non-Qualified XVIII	34,042.568	10.34	352,000
Non-Qualified XIX	375,648.797	10.41	3,910,504
	2,204,408.819		$ 23,314,201
ING GET U.S. Core Portfolio - Series 4
Contracts in accumulation period:
Non-Qualified VII	39,099.576	$ 11.10	$ 434,005
Non-Qualified VIII	670.603	11.16	7,484
Non-Qualified XIII	44,712.857	11.29	504,808
Non-Qualified XIV	61,682.717	11.16	688,379
Non-Qualified XV	19,761.402	11.10	219,352
Non-Qualified XVI	102,454.981	11.07	1,134,177
Non-Qualified XVIII	9,508.574	10.88	103,453
Non-Qualified XIX	85,945.102	10.95	941,099
	363,835.812		$ 4,032,757
ING GET U.S. Core Portfolio - Series 5
Contracts in accumulation period:
Non-Qualified VII	20,400.130	$ 11.53	$ 235,213
Non-Qualified VIII	6,555.050	11.60	76,039
Non-Qualified XIII	93,329.571	11.72	1,093,823
Non-Qualified XIV	11,908.103	11.60	138,134
Non-Qualified XV	11,080.064	11.53	127,753
Non-Qualified XVI	33,549.197	11.51	386,151
Non-Qualified XVIII	4,642.668	11.32	52,555
Non-Qualified XIX	24,879.533	11.39	283,378
	206,344.316		$ 2,393,046

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET U.S. Core Portfolio - Series 6
Contracts in accumulation period:
Non-Qualified VII	337,823.320	$ 11.14	$ 3,763,352
Non-Qualified VIII	70,933.967	11.20	794,460
Non-Qualified XIII	763,221.139	11.31	8,632,031
Non-Qualified XIV	945,171.370	11.20	10,585,919
Non-Qualified XV	517,740.022	11.14	5,767,624
Non-Qualified XVI	78,126.153	11.12	868,763
Non-Qualified XVIII	100.925	10.96	1,106
Non-Qualified XIX	65,751.220	11.01	723,921
	2,778,868.116		$ 31,137,176
ING GET U.S. Core Portfolio - Series 7
Contracts in accumulation period:
Non-Qualified VII	248,041.907	$ 11.01	$ 2,730,941
Non-Qualified VIII	7,073.881	11.06	78,237
Non-Qualified XIII	407,004.599	11.16	4,542,171
Non-Qualified XIV	536,480.008	11.06	5,933,469
Non-Qualified XV	423,750.204	11.01	4,665,490
Non-Qualified XVI	30,926.505	10.99	339,882
Non-Qualified XVIII	362.319	10.84	3,928
Non-Qualified XIX	97,455.923	10.89	1,061,295
	1,751,095.346		$ 19,355,413
ING GET U.S. Core Portfolio - Series 8
Contracts in accumulation period:
Non-Qualified VII	156,949.804	$ 11.15	$ 1,749,990
Non-Qualified VIII	17,246.105	11.21	193,329
Non-Qualified XIII	509,911.264	11.27	5,746,700
Non-Qualified XIV	379,776.685	11.18	4,245,903
Non-Qualified XV	273,381.304	11.13	3,042,734
Non-Qualified XVI	14,410.078	11.11	160,096
Non-Qualified XVIII	254.457	10.98	2,794
Non-Qualified XIX	8,904.648	11.02	98,129
	1,360,834.345		$ 15,239,675
ING GET U.S. Core Portfolio - Series 9
Contracts in accumulation period:
Non-Qualified VII	41,341.375	$ 10.99	$ 454,342
Non-Qualified XIII	401,752.645	11.10	4,459,454
Non-Qualified XIV	376,427.493	11.01	4,144,467
Non-Qualified XV	233,138.572	10.97	2,557,530
Non-Qualified XVI	4,490.668	10.95	49,173
Non-Qualified XIX	18,647.169	10.88	202,881
	1,075,797.922		$ 11,867,847

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET U.S. Core Portfolio - Series 10
Contracts in accumulation period:
Non-Qualified VII	14,395.293	$ 10.92	$ 157,197
Non-Qualified VIII	19,412.015	10.97	212,950
Non-Qualified XIII	260,586.779	11.02	2,871,666
Non-Qualified XIV	344,204.720	10.94	3,765,600
Non-Qualified XV	243,714.145	10.90	2,656,484
Non-Qualified XVI	3,901.295	10.89	42,485
Non-Qualified XIX	22,507.255	10.82	243,528
	908,721.502		$ 9,949,910
ING GET U.S. Core Portfolio - Series 11
Contracts in accumulation period:
Non-Qualified VII	17,108.872	$ 10.61	$ 181,525
Non-Qualified VIII	3,309.176	10.64	35,210
Non-Qualified XIII	440,131.875	10.71	4,713,812
Non-Qualified XIV	408,427.047	10.64	4,345,664
Non-Qualified XV	152,391.732	10.61	1,616,876
Non-Qualified XVI	31,999.085	10.60	339,190
Non-Qualified XVIII	8,918.639	10.50	93,646
Non-Qualified XIX	9,868.393	10.53	103,914
	1,072,154.819		$ 11,429,837
ING GET U.S. Core Portfolio - Series 12
Contracts in accumulation period:
Non-Qualified VII	95,971.519	$ 11.32	$ 1,086,398
Non-Qualified VIII	5,805.408	11.35	65,891
Non-Qualified XIII	652,792.918	11.41	7,448,367
Non-Qualified XIV	468,567.567	11.35	5,318,242
Non-Qualified XV	433,882.033	11.32	4,911,545
Non-Qualified XVI	1,031,236.392	11.31	11,663,284
Non-Qualified XVIII	413,045.517	11.21	4,630,240
Non-Qualified XIX	617,132.479	11.24	6,936,569
	3,718,433.833		$ 42,060,536
ING GET U.S. Core Portfolio - Series 13
Contracts in accumulation period:
Non-Qualified VII	95,431.412	$ 10.38	$ 990,578
Non-Qualified VIII	4,074.466	10.41	42,415
Non-Qualified XIII	460,252.408	10.45	4,809,638
Non-Qualified XIV	281,175.766	10.41	2,927,040
Non-Qualified XV	224,384.736	10.38	2,329,114
Non-Qualified XVI	1,209,333.632	10.37	12,540,790
Non-Qualified XVIII	370,681.264	10.30	3,818,017
Non-Qualified XIX	568,422.133	10.32	5,866,116
	3,213,755.817		$ 33,323,708

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET U.S. Core Portfolio - Series 14
Contracts in accumulation period:
Non-Qualified VII	43,822.148	$ 10.23	$ 448,301
Non-Qualified VIII	4,307.275	10.25	44,150
Non-Qualified XIII	494,558.792	10.28	5,084,064
Non-Qualified XIV	248,290.766	10.25	2,544,980
Non-Qualified XV	37,757.982	10.23	386,264
Non-Qualified XVI	616,635.388	10.23	6,308,180
Non-Qualified XVIII	289,811.947	10.18	2,950,286
Non-Qualified XIX	766,062.742	10.19	7,806,179
	2,501,247.040		$ 25,572,404
ING VP Global Science and Technology Portfolio -
Class I
Contracts in accumulation period:
Non-Qualified V	94,120.461	$ 4.95	$ 465,896
Non-Qualified V (0.75)	545,797.576	5.14	2,805,400
Non-Qualified VII	377,709.830	4.89	1,847,001
Non-Qualified VIII	34,056.434	4.95	168,579
Non-Qualified IX	4,785.613	4.86	23,258
Non-Qualified XII	728.762	5.13	3,739
Non-Qualified XIII	315,629.413	5.06	1,597,085
Non-Qualified XIV	275,823.038	4.95	1,365,324
Non-Qualified XV	45,945.838	4.89	224,675
Non-Qualified XVI	86,820.509	5.09	441,916
Non-Qualified XVIII	12,694.968	4.93	62,586
Non-Qualified XIX	35,524.137	4.98	176,910
Non-Qualified XX	586.366	16.58	9,722
	1,830,222.945		$ 9,192,091
ING VP Growth Portfolio - Class I
Annuity contracts in payout	134,976.000	$13.25 to $18.63	$ 2,473,286
Contracts in accumulation period:
Non-Qualified V	33,082.048	18.23	603,086
Non-Qualified V (0.75)	126,778.741	19.23	2,437,955
Non-Qualified VII	167,716.376	17.92	3,005,477
Non-Qualified VIII	71,097.248	18.21	1,294,681
Non-Qualified IX	2,221.034	17.75	39,423
Non-Qualified XII	74.582	11.95	891
Non-Qualified XIII	303,437.587	10.96	3,325,676
Non-Qualified XIV	251,956.494	10.65	2,683,337
Non-Qualified XV	53,430.140	10.50	561,016
Non-Qualified XVI	73,374.334	6.95	509,952
Non-Qualified XVIII	9,434.626	6.72	63,401
Non-Qualified XIX	51,710.096	6.79	351,112
Non-Qualified XX	912.516	16.23	14,810
	1,280,201.822		$ 17,364,103

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Index Plus LargeCap Portfolio - Class I
Annuity contracts in payout	1,998,691.000	$9.98 to $19.91	$ 35,986,296
Contracts in accumulation period:
Non-Qualified V	152,051.648	22.65	3,443,970
Non-Qualified V (0.75)	843,204.767	23.96	20,203,186
Non-Qualified VII	705,766.415	22.24	15,696,245
Non-Qualified VIII	258,095.924	22.24	5,740,053
Non-Qualified IX	8,848.802	22.05	195,116
Non-Qualified XII	9,470.973	13.93	131,931
Non-Qualified XIII	1,689,866.496	13.28	22,441,427
Non-Qualified XIV	1,379,555.696	12.90	17,796,268
Non-Qualified XV	643,153.660	12.72	8,180,915
Non-Qualified XVI	1,178,114.401	9.74	11,474,834
Non-Qualified XVIII	372,829.823	9.42	3,512,057
Non-Qualified XIX	957,472.698	9.53	9,124,715
Non-Qualified XX	87,265.051	16.01	1,397,113
	10,284,387.354		$ 155,324,126
ING VP Index Plus MidCap Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	76,035.396	$ 23.23	$ 1,766,302
Non-Qualified V (0.75)	511,879.985	24.38	12,479,634
Non-Qualified IX	5,867.591	22.67	133,018
Non-Qualified XII	8,963.647	25.34	227,139
Non-Qualified XX	3,203.758	18.20	58,308
Non-Qualified XXII	294.328	11.44	3,367
	606,244.705		$ 14,667,768
ING VP Index Plus SmallCap Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	66,583.196	$ 16.26	$ 1,082,643
Non-Qualified V (0.75)	291,054.169	17.07	4,968,295
Non-Qualified IX	5,898.363	15.87	93,607
Non-Qualified XII	9,758.849	18.33	178,880
Non-Qualified XX	2,087.593	17.09	35,677
	375,382.170		$ 6,359,102

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Small Company Portfolio - Class I
Annuity contracts in payout	226,447.000	$14.21 to $29.36	$ 6,520,932
Contracts in accumulation period:
Non-Qualified V	23,459.349	29.13	683,371
Non-Qualified V (0.75)	143,123.422	30.74	4,399,614
Non-Qualified VII	402,255.502	28.63	11,516,575
Non-Qualified VIII	119,206.828	29.11	3,470,111
Non-Qualified IX	2,605.764	28.36	73,899
Non-Qualified X	4,066.608	29.13	118,460
Non-Qualified XII	10,938.418	21.17	231,566
Non-Qualified XIII	490,651.915	20.53	10,073,084
Non-Qualified XIV	424,905.352	19.95	8,476,862
Non-Qualified XV	96,819.070	19.67	1,904,431
Non-Qualified XVI	190,248.448	14.27	2,714,845
Non-Qualified XVIII	51,931.837	13.81	717,179
Non-Qualified XIX	155,517.915	13.96	2,171,030
Non-Qualified XX	415.918	18.69	7,774
	2,342,593.346		$ 53,079,733
ING VP Value Opportunity Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	24,268.894	$ 22.17	$ 538,041
Non-Qualified V (0.75)	85,071.002	23.39	1,989,811
Non-Qualified VII	241,280.088	21.80	5,259,906
Non-Qualified VIII	37,085.362	22.15	821,441
Non-Qualified IX	1,414.507	21.59	30,539
Non-Qualified X	5,304.100	22.17	117,592
Non-Qualified XII	2,753.501	15.79	43,478
Non-Qualified XX	560.426	15.20	8,518
	397,737.880		$ 8,809,326
ING VP Value Opportunity Portfolio - Class S
Contracts in accumulation period:
Non-Qualified XIII	22,709.203	$ 11.60	$ 263,427
Non-Qualified XIV	17,050.408	11.53	196,591
Non-Qualified XV	2,950.352	11.49	33,900
Non-Qualified XVI	8,505.361	11.48	97,642
Non-Qualified XVIII	2,304.864	11.37	26,206
Non-Qualified XIX	14,533.119	11.41	165,823
	68,053.307		$ 783,589
ING VP Financial Services Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	6,659.964	$ 11.86	$ 78,987
Non-Qualified V (0.75)	45,102.255	12.08	544,835
Non-Qualified IX	2,502.763	11.76	29,432
	54,264.982		$ 653,254

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP High Yield Bond Portfolio - Class I
Annuity contracts in payout	138,624.000	$10.47 to $10.65	$ 1,476,304
Contracts in accumulation period:
Non-Qualified VII	644,484.302	10.66	6,870,203
Non-Qualified VIII	121,644.005	10.69	1,300,374
Non-Qualified XIII	377,560.392	10.74	4,054,999
Non-Qualified XIV	526,993.844	10.68	5,628,294
Non-Qualified XV	118,666.085	10.66	1,264,980
Non-Qualified XVI	159,777.273	10.65	1,701,628
Non-Qualified XVIII	61,064.940	10.57	645,456
Non-Qualified XIX	124,052.019	10.59	1,313,711
	2,272,866.860		$ 24,255,949
ING VP International Value Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	52,581.648	$ 18.36	$ 965,399
Non-Qualified V (0.75)	270,523.827	18.97	5,131,837
Non-Qualified IX	10,564.100	18.07	190,893
Non-Qualified XII	8,702.579	18.91	164,566
Non-Qualified XX	2,416.708	20.65	49,905
	344,788.862		$ 6,502,600
ING VP MidCap Opportunities Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	8,891.338	$ 14.81	$ 131,681
Non-Qualified V (0.75)	46,631.607	15.30	713,464
Non-Qualified XII	946.900	15.25	14,440
	56,469.845		$ 859,585
ING VP MidCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Non-Qualified XIII	148,281.114	$ 13.38	$ 1,984,001
Non-Qualified XIV	131,825.525	13.12	1,729,551
Non-Qualified XV	48,578.300	12.98	630,546
Non-Qualified XVI	83,051.822	12.94	1,074,691
Non-Qualified XVIII	19,246.578	12.55	241,545
Non-Qualified XIX	102,399.034	12.68	1,298,420
	533,382.373		$ 6,958,754
ING VP Real Estate Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	8,260.983	$ 17.18	$ 141,924
Non-Qualified V (0.75)	72,457.328	17.49	1,267,279
Non-Qualified XII	2,923.565	17.46	51,045
	83,641.876		$ 1,460,248

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP SmallCap Opportunities Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	3,963.051	$ 9.66	$ 38,283
Non-Qualified V (0.75)	26,639.364	9.98	265,861
Non-Qualified XII	10,221.145	9.95	101,700
Non-Qualified XX	233.982	16.79	3,929
	41,057.542		$ 409,773
ING VP SmallCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Non-Qualified XIII	144,875.630	$ 9.22	$ 1,335,753
Non-Qualified XIV	115,577.385	9.04	1,044,820
Non-Qualified XV	36,798.067	8.95	329,343
Non-Qualified XVI	70,637.453	8.92	630,086
Non-Qualified XVIII	35,408.117	8.65	306,280
Non-Qualified XIX	61,560.585	8.74	538,040
	464,857.237		$ 4,184,322
ING VP Balanced Portfolio - Class I
Annuity contracts in payout	1,307,728.000	$10.98 to $40.47	$ 37,208,327
Contracts in accumulation period:
Non-Qualified V	917,406.399	29.94	27,467,148
Non-Qualified V (0.75)	571,174.187	31.77	18,146,204
Non-Qualified VI	34,035.401	25.32	861,776
Non-Qualified VII	853,758.471	28.95	24,716,308
Non-Qualified VIII	243,646.059	20.76	5,058,092
Non-Qualified IX	10,980.021	29.15	320,068
Non-Qualified X	118,073.689	30.74	3,629,585
Non-Qualified XI	1,079.844	26.00	28,076
Non-Qualified XII	14,159.240	15.02	212,672
Non-Qualified XIII	738,055.857	14.49	10,694,429
Non-Qualified XIV	547,915.381	14.09	7,720,128
Non-Qualified XV	273,547.424	13.88	3,796,838
Non-Qualified XVI	225,317.056	11.64	2,622,691
Non-Qualified XVIII	37,216.231	11.26	419,055
Non-Qualified XIX	112,380.908	11.38	1,278,895
Non-Qualified XX	82,646.083	14.71	1,215,724
Non-Qualified XXII	4,730.029	11.23	53,118
	6,093,850.280		$ 145,449,134

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Intermediate Bond Portfolio - Class I
Annuity contracts in payout	390,650.000	$11.28 to $83.34	$ 9,822,668
Contracts in accumulation period:
Non-Qualified V	677,263.529	20.74	14,046,446
Non-Qualified V (0.75)	1,009,895.858	22.01	22,227,808
Non-Qualified VI	4,947.428	19.06	94,298
Non-Qualified VII	766,347.131	20.06	15,372,923
Non-Qualified VIII	197,301.059	17.30	3,413,308
Non-Qualified IX	4,410.073	20.19	89,039
Non-Qualified X	121,126.319	21.07	2,552,132
Non-Qualified XI	797.780	19.36	15,445
Non-Qualified XII	708.323	15.72	11,135
Non-Qualified XIII	723,088.970	15.40	11,135,570
Non-Qualified XIV	871,274.758	14.97	13,042,983
Non-Qualified XV	288,323.943	14.75	4,252,778
Non-Qualified XVI	377,925.038	14.13	5,340,081
Non-Qualified XVIII	69,839.671	13.67	954,708
Non-Qualified XIX	197,925.059	13.82	2,735,324
Non-Qualified XX	5,123.794	12.58	64,457
Non-Qualified XXII	2,390.126	10.77	25,742
	5,709,338.859		$ 105,196,845
ING VP Money Market Portfolio - Class I
Annuity contracts in payout	321,886.000	$10.99 to $12.79	$ 4,093,778
Contracts in accumulation period:
Non-Qualified V	456,245.376	15.19	6,930,367
Non-Qualified V (0.75)	1,597,814.731	16.11	25,740,795
Non-Qualified VI	5,088.522	14.91	75,870
Non-Qualified VII	2,417,185.995	14.84	35,871,040
Non-Qualified VIII	530,772.515	13.61	7,223,814
Non-Qualified IX	18,675.068	14.78	276,018
Non-Qualified X	142,591.519	15.19	2,165,965
Non-Qualified XII	4,905.870	13.03	63,923
Non-Qualified XIII	2,695,516.502	12.80	34,502,611
Non-Qualified XIV	2,846,918.384	12.44	35,415,665
Non-Qualified XV	1,532,073.618	12.26	18,783,223
Non-Qualified XVI	1,242,990.162	11.20	13,921,490
Non-Qualified XVIII	441,840.027	10.84	4,789,546
Non-Qualified XIX	1,342,498.429	10.96	14,713,783
Non-Qualified XX	24,749.373	11.07	273,976
Non-Qualified XXII	207.877	10.59	2,201
	15,621,959.968		$ 204,844,065
Janus Aspen Series Balanced Portfolio - Institutional
Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	677.204	$ 34.05	$ 23,059
	677.204		$ 23,059

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Series Flexible Bond Portfolio -
Institutional Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	513.791	$ 23.78	$ 12,218
	513.791		$ 12,218
Janus Aspen Series Large Cap Growth Portfolio -
Institutional Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	284.990	$ 24.53	$ 6,991
Non-Qualified IX	99.072	22.50	2,229
	384.062		$ 9,220
Janus Aspen Series Mid Cap Growth Portfolio -
Institutional Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	179.467	$ 33.00	$ 5,922
Non-Qualified IX	73.617	30.28	2,229
	253.084		$ 8,151
Janus Aspen Series Worldwide Growth Portfolio -
Institutional Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	263.274	$ 28.87	$ 7,601
	263.274		$ 7,601
Lord Abbett Series Fund - Mid-Cap Value Portfolio -
Class VC
Contracts in accumulation period:
Non-Qualified V	81,031.463	$ 14.78	$ 1,197,645
Non-Qualified V (0.75)	177,198.020	15.26	2,704,042
Non-Qualified IX	11,228.193	14.54	163,258
Non-Qualified XII	575.783	15.22	8,763
Non-Qualified XX	3,760.177	17.79	66,894
	273,793.636		$ 4,140,602
Oppenheimer Global Securities/VA
Contracts in accumulation period:
Non-Qualified V (0.75)	3,233.449	$ 26.13	$ 84,490
	3,233.449		$ 84,490
Oppenheimer Main Street Fund®/VA
Annuity contracts in payout	35,543.000	$11.11 to $13.01	$ 433,799
	35,543.000		$ 433,799
Oppenheimer Main Street Small Cap Fund®/VA
Contracts in accumulation period:
Non-Qualified V	4,954.972	$ 12.99	$ 64,365
Non-Qualified V (0.75)	41,207.773	13.17	542,706
Non-Qualified IX	112.081	12.90	1,446
Non-Qualified XX	671.494	13.09	8,790
	46,946.320		$ 617,307
Oppenheimer Mid Cap Fund/VA
Annuity contracts in payout	15,011.000	$10.93 to $13.62	$ 180,491
	15,011.000		$ 180,491

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
PIMCO Real Return Portfolio - Administrative Class
Contracts in accumulation period:
Non-Qualified V	24,233.564	$ 11.82	$ 286,441
Non-Qualified V (0.75)	359,000.789	12.04	4,322,369
	383,234.353		$ 4,608,810
Pioneer Emerging Markets VCT Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	62,506.046	$ 12.73	$ 795,702
Non-Qualified V (0.75)	154,110.449	12.77	1,967,990
Non-Qualified IX	2,269.648	12.71	28,847
Non-Qualified XII	4,799.211	12.77	61,286
Non-Qualified XX	951.661	12.76	12,143
Non-Qualified XXII	280.406	12.76	3,578
	224,917.421		$ 2,869,546
Pioneer High Yield VCT Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	27,455.850	$ 12.00	$ 329,470
Non-Qualified V (0.75)	85,813.393	12.23	1,049,498
Non-Qualified IX	6,179.734	11.89	73,477
	119,448.977		$ 1,452,445
Wanger International Small Cap
Contracts in accumulation period:
Non-Qualified V	20,264.913	$ 10.48	$ 212,376
Non-Qualified V (0.75)	83,588.531	10.51	878,515
Non-Qualified IX	564.016	10.46	5,900
Non-Qualified XII	691.125	10.51	7,264
Non-Qualified XX	6,449.232	10.50	67,717
	111,557.817		$ 1,171,772
Wanger Select
Contracts in accumulation period:
Non-Qualified V	41,613.648	$ 15.90	$ 661,657
Non-Qualified V (0.75)	221,235.185	16.19	3,581,798
Non-Qualified IX	3,305.695	15.75	52,065
Non-Qualified XX	589.169	16.07	9,468
	266,743.697		$ 4,304,988
Wanger U.S. Smaller Companies
Contracts in accumulation period:
Non-Qualified V	4,489.796	$ 14.10	$ 63,306
Non-Qualified V (0.75)	25,521.327	14.36	366,486
Non-Qualified IX	412.371	13.97	5,761
	30,423.494		$ 435,553

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Non-Qualified 1964

Individual Contracts issued from December 1, 1964 to March 14, 1967.

Non-Qualified V

Certain AetnaPlus Contracts issued in connection with deferred compensation plans issued since August 28, 1992, and certain individual non-qualified Contracts.

Non-Qualified V (0.75)

Subset of Non-Qualified V Contracts having a mortality and expense charge of 0.75%

Non-Qualified VI

Certain existing Contracts that were converted to ACES, an administrative system
(previously valued under Non-Qualified I).

Non-Qualified VII

Certain individual and group Contracts issued as non-qualified deferred annuity contracts or Individual retirement annuity Contracts issued since May 4, 1994.

Non-Qualified VIII

Certain individual retirement annuity Contracts issued since May 1, 1998.

Non-Qualified IX

Group Aetna Plus Contracts assessing an administrative expense charge effective April 7,
1997 issued in connection with deferred compensation plans.

Non-Qualified X

Group AetnaPlus contracts containing contractual limits on fees, issued in connection with deferred compensation plans and as individual non-qualified Contracts, resulting in reduced daily charges for certain funding options effective May 29, 1997.

Non-Qualified XI

Certain Contracts, previously valued under Non-Qualified VI, containing contractual limits on fees, resulting in reduced daily charges for certain funding options effective
May 29, 1997.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Non-Qualified XII

Certain individual retirement annuity contracts issued since March 1999.

Non-Qualified XIII

Certain individual retirement annuity Contracts issued since October 1, 1998.

Non-Qualified XIV

Certain individual retirement annuity Contracts issued since September 1, 1998.

Non-Qualified XV

Certain individual retirement annuity Contracts issued since September 1, 1998.

Non-Qualified XVI

Certain individual retirement annuity Contracts issued since August 2000.

Non-Qualified XVIII

Certain individual retirement annuity Contracts issued since September 2000.

Non-Qualified XIX

Certain individual retirement annuity Contracts issued since August 2000.

Non-Qualified XX

Certain deferred compensation Contracts issued since December 2002.

Non-Qualified XXII

Certain AetnaPlus Contracts issued in conjunction with deferred compensation plans issued since August 28, 1992, and certain individual non-qualified contracts having a mortality and expense charge of 0.90% .

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

9.	Financial Highlights

A summary of unit values, units outstanding and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2007, 2006, 2005, 2004 and 2003, follows:

					Investment
	Units*	Unit Fair Value		Net Assets	Income	Expense RatioB		Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)		(lowest to highest)
AIM V.I. Capital Appreciation Fund - Series I Shares
2007	77	$11.27 to	$14.32	$929	-	0.75% to	1.50%	10.38%	to	11.18%
2006	99	$10.21 to	$12.95	$1,077	0.08%	0.75% to	1.50%	4.94%	to	5.56%
2005	44	$9.92 to	$10.25	$448	-	0.75% to	1.25%	7.59%	to	8.01%
2004	1,652	$5.69 to	$9.99	$15,172	-	0.75% to	1.90%	4.60%	to	5.80%
2003	2,018	$5.44 to	$9.46	$17,500	-	0.75% to	1.90%	27.10%	to	28.59%
AIM V.I. Core Equity Fund - Series I Shares
2007	132	$10.40 to	$16.53	$1,492	1.16%	0.75% to	1.50%	6.45%	to	7.25%
2006	154	$9.77 to	$13.27	$1,623	0.72%	0.75% to	1.50%	15.08%	to	15.90%
2005	101	$8.49 to	$8.93	$893	0.08%	0.75% to	1.50%	3.66%	to	4.46%
2004	2,909	$6.71 to	$12.80	$31,830	0.91%	0.75% to	2.25%	6.85%	to	8.23%
2003	3,366	$6.28 to	$11.86	$34,908	0.97%	0.75% to	2.25%	22.18%	to	23.44%
Calvert Social Balanced Portfolio
2007	103	$13.66 to	$26.24	$1,766	2.22%	0.75% to	1.40%	1.34%	to	1.98%
2006	130	$13.48 to	$25.73	$2,101	2.00%	0.75% to	1.40%	7.24%	to	7.97%
2005	153	$12.57 to	$23.83	$2,190	1.77%	0.75% to	1.40%	4.14%	to	4.84%
2004	166	$12.07 to	$22.73	$2,229	1.66%	0.75% to	1.40%	6.81%	to	7.47%
2003	178	$11.30 to	$21.15	$2,228	1.98%	0.75% to	1.40%	17.59%	to	18.42%
Federated American Leaders Fund II
2007	649	$19.53 to	$27.37	$17,444	1.57%	1.25% to	1.40%	-10.94%	to	-10.82%
2006	822	$21.90 to	$30.69	$24,783	1.52%	1.25% to	1.40%	15.20%	to	15.38%
2005	1,104	$18.98 to	$26.19	$28,971	1.66%	1.25% to	1.40%	3.56%	to	3.72%
2004	1,665	$18.30 to	$25.29	$42,192	1.46%	1.25% to	1.40%	8.22%	to	8.41%
2003	2,211	$16.88 to	$23.37	$51,717	1.51%	1.25% to	1.40%	25.92%	to	26.06%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Federated Capital Income Fund II
2007	150	$14.24	to	$17.26	$2,537	5.27%	1.25%	to	1.40%	2.54%	to	2.74%
2006	184	$13.86	to	$16.80	$3,039	5.95%	1.25%	to	1.40%	14.09%	to	14.21%
2005	232	$12.14	to	$14.48	$3,367	5.79%	1.25%	to	1.40%	4.78%	to	5.02%
2004	373	$11.56	to	$13.82	$5,170	4.59%	1.25%	to	1.40%	8.39%	to	8.54%
2003	505	$10.65	to	$12.75	$6,460	6.55%	1.25%	to	1.40%	18.94%	to	19.13%
Federated Equity Income Fund II
2007	275	$14.71	to	$17.09	$4,689	3.05%	1.25%	to	1.40%	0.65%	to	0.75%
2006	366	$14.60	to	$16.98	$6,196	2.25%	1.25%	to	1.40%	21.37%	to	21.67%
2005	473	$13.99			$6,708	2.27%	1.40%			1.89%
2004	654	$13.73			$9,093	2.05%	1.25%	to	1.40%	11.26%
2003	884	$12.34			$11,005	1.89%	1.25%	to	1.40%	25.53%
Federated Fund for U.S. Government Securities II
2007	124	$17.13			$2,125	4.43%	1.40%			4.77%
2006	146	$16.35			$2,385	4.88%	1.40%			2.70%
2005	259	$15.92			$4,124	4.54%	1.40%			0.57%
2004	407	$15.83			$6,444	5.03%	1.25%	to	1.40%	2.19%
2003	635	$15.49			$9,833	3.85%	1.25%	to	1.40%	0.91%
Federated High Income Bond Fund II
2007	280	$19.96	to	$20.33	$5,582	8.28%	1.25%	to	1.40%	1.99%	to	2.11%
2006	333	$19.57	to	$19.91	$6,523	8.64%	1.25%	to	1.40%	9.27%	to	9.46%
2005	413	$17.91			$7,437	9.23%	1.40%			1.19%
2004	666	$15.13	to	$17.70	$11,845	7.82%	1.25%	to	1.40%	8.92%	to	9.08%
2003	970	$13.87	to	$16.25	$15,774	7.68%	1.25%	to	1.40%	20.55%	to	20.71%
Federated International Equity Fund II
2007	164	$20.12	to	$22.01	$3,549	0.19%	1.25%	to	1.40%	8.05%	to	8.17%
2006	192	$18.60	to	$20.35	$3,845	0.21%	1.25%	to	1.40%	17.23%	to	17.43%
2005	252	$15.85	to	$17.06	$4,318	-	1.25%	to	1.40%	7.50%	to	7.75%
2004	367	$14.71	to	$15.87	$5,865	-	1.25%	to	1.40%	12.47%	to	12.63%
2003	462	$13.06	to	$14.11	$6,565	-	1.25%	to	1.40%	30.05%	to	30.21%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Federated Mid Cap Growth Strategies Fund II
2007	207	$29.57			$6,114	-	1.40%			16.37%
2006	253	$25.41			$6,433	-	1.40%			6.72%
2005	358	$23.81			$8,518	-	1.40%			11.11%
2004	489	$21.43			$10,473	-	1.40%			13.81%
2003	627	$18.83			$11,813	-	1.40%			38.15%
Federated Prime Money Fund II
2007	142	$13.51			$1,915	4.73%	1.40%			3.45%
2006	161	$13.06			$2,102	4.36%	1.40%			3.08%
2005	197	$12.67			$2,500	2.40%	1.40%			1.28%
2004	266	$12.51			$3,326	0.78%	1.40%			-0.64%
2003	392	$12.59			$4,930	0.71%	1.40%			-0.71%
Fidelity® VIP Equity-Income Portfolio - Initial Class
2007	6,848	$13.79	to	$31.42	$144,175	1.66%	0.75%	to	1.90%	-0.43%	to	0.75%
2006	9,118	$13.85	to	$31.39	$187,746	3.26%	0.75%	to	1.90%	17.97%	to	19.32%
2005	11,050	$11.74	to	$26.48	$191,800	1.68%	0.75%	to	1.90%	3.80%	to	5.06%
2004	12,953	$11.31	to	$25.37	$218,459	1.49%	0.75%	to	1.90%	9.49%	to	10.71%
2003	12,003	$10.33	to	$23.07	$192,149	1.64%	0.75%	to	1.90%	27.85%	to	29.33%
Fidelity® VIP Growth Portfolio - Initial Class
2007	696	$15.18	to	$25.21	$16,955	0.80%	0.75%	to	1.50%	25.09%	to	25.99%
2006	728	$12.05	to	$20.01	$14,214	0.65%	0.75%	to	1.50%	5.24%	to	6.10%
2005	6,697	$6.49	to	$24.43	$90,041	0.51%	0.75%	to	1.90%	3.84%	to	5.01%
2004	8,483	$6.25	to	$23.41	$109,798	0.28%	0.75%	to	1.90%	1.30%	to	2.57%
2003	9,688	$6.17	to	$22.97	$125,864	0.26%	0.75%	to	1.90%	30.44%	to	31.85%
Fidelity® VIP High Income Portfolio - Initial Class
2007	8	$10.71	to	$12.31	$103	5.52%	0.80%	to	1.25%	1.52%
2006	20	$10.55	to	$12.08	$223	0.24%	0.80%	to	1.25%	9.78%	to	10.42%
2005	3,628	$8.87	to	$13.08	$39,781	14.63%	0.95%	to	1.90%	0.70%	to	1.77%
2004	4,370	$8.76	to	$12.92	$47,964	8.75%	0.80%	to	2.25%	7.54%	to	8.54%
2003	5,612	$8.11	to	$11.96	$56,970	6.32%	0.95%	to	2.25%	24.90%	to	26.10%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Fidelity® VIP Overseas Portfolio - Initial Class
2007	409	$17.69	to	$25.46	$10,176	3.36%	0.75%	to	1.50%	15.53%	to	16.42%
2006	399	$15.20	to	$21.87	$8,523	1.26%	0.75%	to	1.50%	16.34%	to	17.20%
2005	808	$12.98	to	$19.38	$15,059	0.62%	0.75%	to	1.50%	17.27%	to	18.18%
2004	986	$10.99	to	$16.51	$15,669	1.18%	0.75%	to	1.50%	11.93%	to	12.79%
2003	979	$9.75	to	$14.74	$13,904	0.58%	0.75%	to	1.50%	41.30%	to	42.34%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2007	9,132	$12.72	to	$40.52	$241,923	0.86%	0.75%	to	1.90%	15.37%	to	16.73%
2006	11,979	$10.91	to	$34.95	$267,443	1.27%	0.75%	to	1.90%	9.56%	to	10.88%
2005	14,205	$11.82	to	$31.73	$286,196	0.28%	0.75%	to	1.90%	14.76%	to	16.07%
2004	13,694	$10.30	to	$27.52	$243,399	0.31%	0.75%	to	1.90%	13.19%	to	14.61%
2003	11,483	$9.10	to	$24.17	$188,055	0.43%	0.75%	to	1.90%	-29.37%	to	27.50%
Fidelity® VIP Index 500 Portfolio - Initial Class
2007	1,559	$22.93	to	$27.17	$41,388	3.60%	1.25%	to	1.40%	3.98%	to	4.09%
2006	1,948	$22.03	to	$26.13	$49,643	1.82%	1.25%	to	1.40%	14.10%	to	14.32%
2005	2,538	$19.27	to	$22.90	$56,445	1.88%	1.25%	to	1.40%	3.34%	to	3.49%
2004	3,269	$18.62	to	$22.16	$70,298	1.34%	1.25%	to	1.40%	9.11%	to	9.21%
2003	3,762	$17.05	to	$20.31	$74,266	1.44%	1.25%	to	1.40%	26.62%	to	26.86%
Fidelity® VIP Investment Grade Bond Portfolio -
Initial Class
2007	61	$17.66			$1,079	4.37%	1.40%			2.91%
2006	71	$17.16			$1,210	4.63%	1.40%			2.88%
2005	105	$16.40	to	$16.68	$1,759	3.82%	1.25%	to	1.40%	0.79%	to	0.92%
2004	118	$16.25	to	$16.55	$1,958	4.38%	1.25%	to	1.40%	2.99%	to	3.11%
2003	140	$15.76	to	$16.07	$2,244	4.39%	1.25%	to	1.40%	3.74%	to	3.89%
Franklin Small Cap Value Securities Fund - Class 2
2007	236	$17.32	to	$18.17	$4,263	0.74%	0.75%	to	1.50%	-3.83%	to	-3.14%
2006	267	$18.01	to	$18.76	$4,969	0.65%	0.75%	to	1.50%	15.30%	to	16.09%
2005	278	$15.62	to	$16.16	$4,461	0.61%	0.75%	to	1.50%	7.13%	to	8.02%
2004	294	$14.58	to	$14.96	$4,384	0.04%	0.75%	to	1.50%	22.18%	to	22.82%
2003	55	$12.02	to	$12.18	$662	0.19%	0.75%	to	1.25%	30.59%	to	31.11%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING GET Fund - Series U
2007	1,490	$11.14	to	$11.70	$16,973	2.40%	1.45%	to	2.40%	1.46%	to	2.45%
2006	1,758	$10.98	to	$11.42	$19,637	2.57%	1.45%	to	2.40%	4.77%	to	5.74%
2005	2,214	$10.48	to	$10.80	$23,508	2.19%	1.45%	to	2.40%	-1.04%	to	0.00%
2004	2,553	$10.59	to	$10.80	$27,273	1.91%	1.45%	to	2.40%	0.95%	to	1.89%
2003	2,854	$10.49	to	$10.60	$30,078	-	1.45%	to	2.40%	5.21%	to	6.00%
ING GET Fund - Series V
2007	2,539	$9.95	to	$10.42	$25,731	2.33%	1.45%	to	2.40%	2.47%	to	3.48%
2006	3,117	$9.71	to	$10.07	$30,716	2.25%	1.45%	to	2.40%	1.89%	to	2.86%
2005	4,571	$9.53	to	$9.79	$44,051	1.94%	1.45%	to	2.40%	-1.55%	to	-0.61%
2004	5,690	$9.68	to	$9.85	$55,481	1.00%	1.45%	to	2.40%	-0.10%	to	0.82%
2003	7,680	$9.69	to	$9.77	$74,677	(a)	1.45%	to	2.40%		(a)
ING AllianceBernstein Mid Cap Growth Portfolio -
Service Class
2007	13	$13.63	to	$13.90	$183	-	0.75%	to	1.50%	9.21%	to	9.97%
2006	46	$12.48	to	$12.64	$577	-	0.75%	to	1.50%	0.24%	to	1.04%
2005	16	$12.45	to	$12.51	$201	(c)	0.75%	to	1.50%		(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
2003	(c)		(c)		(c)	(c)		(c)			(c)
ING American Funds Growth Portfolio
2007	1,968	$14.03	to	$14.46	$28,095	0.26%	0.95%	to	1.90%	5.55%	to	10.72%
2006	2,461	$12.80	to	$13.33	$31,969	0.17%	0.95%	to	1.90%	7.65%	to	8.56%
2005	1,596	$11.89	to	$12.03	$20,435	-	0.95%	to	1.90%	13.35%	to	14.57%
2004	169	$10.49	to	$10.50	$1,774	(b)	0.95%	to	1.90%		(b)
2003	(b)		(b)		(b)	(b)		(b)			(b)
ING American Funds Growth-Income Portfolio
2007	1,948	$12.33	to	$12.92	$24,551	0.99%	0.95%	to	1.90%	2.49%	to	3.50%
2006	2,517	$12.03	to	$12.53	$30,744	0.73%	0.95%	to	1.90%	12.43%	to	13.49%
2005	1,896	$10.70	to	$10.82	$22,150	0.42%	0.95%	to	1.90%	3.28%	to	4.34%
2004	208	$10.36	to	$10.37	$2,347	(b)	0.95%	to	1.90%		(b)
2003	(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING American Funds International Portfolio
2007	1,687	$17.09	to	$17.87	$29,453	0.89%	0.95%	to	1.90%	17.14% to 18.33%
2006	2,095	$14.59	to	$15.16	$30,978	0.86%	0.95%	to	1.90%	16.07% to 17.15%
2005	2,168	$12.57	to	$12.71	$27,749	0.53%	0.95%	to	1.90%	18.70% to 19.79%
2004	856	$10.59	to	$10.61	$9,074	(b)	0.95%	to	1.90%	(b)
2003	(b)		(b)		(b)	(b)		(b)		(b)
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
2007	4,435	$9.74	to	$10.45	$43,667	(e)	0.75%	to	1.90%	(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)
2004	(e)		(e)		(e)	(e)		(e)		(e)
2003	(e)		(e)		(e)	(e)		(e)		(e)
ING Evergreen Health Sciences Portfolio - Service Class
2007	41	$13.51	to	$13.69	$556	0.18%	0.75%	to	1.25%	7.22% to 7.71%
2006	44	$12.60	to	$12.71	$562	-	0.75%	to	1.25%	12.40% to 13.08%
2005	45	$11.21	to	$11.24	$505	(c)	0.75%	to	1.25%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING Evergreen Omega Portfolio - Institutional Class
2007	947	$11.72	to	$13.21	$11,913	0.33%	0.95%	to	1.90%	9.80% to 10.82%
2006	1,258	$10.62	to	$11.92	$14,399	-	0.95%	to	1.90%	3.90% to 4.93%
2005	1,492	$10.17	to	$11.36	$17,454	(c)	0.95%	to	1.90%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING FMRSM Diversified Mid Cap Portfolio -
Institutional Class
2007	2,569	$11.06	to	$11.27	$28,743	0.26%	0.95%	to	1.90%	12.63% to 13.65%
2006	2,932	$9.82	to	$9.94	$28,943	(d)	0.95%	to	1.90%	(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
2004	(d)		(d)		(d)	(d)		(d)		(d)
2003	(d)		(d)		(d)	(d)		(d)		(d)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING FMRSM Diversified Mid Cap Portfolio - Service
Class
2007	84	$14.68	to	$14.97	$1,256	0.07%	0.75%	to	1.50%	12.84% to 13.58%
2006	125	$13.01	to	$13.18	$1,644	-	0.75%	to	1.50%	10.58% to 11.13%
2005	30	$11.82	to	$11.86	$356	(c)	0.75%	to	1.25%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING FMRSM Large Cap Growth Portfolio - Institutional
Class
2007	5,669	$10.12	to	$11.07	$60,289	0.22%	0.75%	to	1.90%	1.79% to 2.79%
2006	7,527	$10.04	to	$10.77	$78,216	-	0.95%	to	1.90%	0.95% to 1.89%
2005	2,299	$9.90	to	$10.57	$25,074	(c)	0.95%	to	1.90%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING FMRSM Mid Cap Growth Portfolio - Service Class
2007	18	$9.71	to	$9.86	$174	-	0.95%	to	1.90%	-0.61% to 0.31%
2006	11	$9.77	to	$9.83	$109	(d)	0.95%	to	1.90%	(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
2004	(d)		(d)		(d)	(d)		(d)		(d)
2003	(d)		(d)		(d)	(d)		(d)		(d)
ING Franklin Income Portfolio - Service Class
2007	628	$10.96	to	$11.14	$6,948	1.10%	0.95%	to	1.90%	0.64% to 1.64%
2006	395	$10.89	to	$10.96	$4,316	(d)	0.95%	to	1.90%	(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
2004	(d)		(d)		(d)	(d)		(d)		(d)
2003	(d)		(d)		(d)	(d)		(d)		(d)
ING Franklin Mutual Shares Portfolio - Service Class
2007	307	$11.85	to	$11.92	$3,654	(e)	0.95%	to	1.90%	(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)
2004	(e)		(e)		(e)	(e)		(e)		(e)
2003	(e)		(e)		(e)	(e)		(e)		(e)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Global Real Estate Portfolio - Service Class
2007	192	$12.35	to	$12.55	$2,393	3.72%	0.95%	to	1.90%	-9.06% to -8.19%
2006	148	$13.58	to	$13.67	$2,017	(d)	0.95%	to	1.90%	(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
2004	(d)		(d)		(d)	(d)		(d)		(d)
2003	(d)		(d)		(d)	(d)		(d)		(d)
ING Global Resources Portfolio - Service Class
2007	827	$12.93	to	$14.18	$11,102	0.02%	0.75%	to	1.90%	30.74% to 31.93%
2006	162	$9.89	to	$9.96	$1,610	(d)	0.95%	to	1.90%	(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
2004	(d)		(d)		(d)	(d)		(d)		(d)
2003	(d)		(d)		(d)	(d)		(d)		(d)
ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
2007	548	$15.45	to	$20.23	$9,890	1.13%	0.95%	to	1.90%	36.12% to 37.48%
2006	319	$11.35	to	$14.76	$4,487	0.62%	0.95%	to	1.90%	34.28% to 34.55%
2005	110	$10.97			$1,210	(c)	1.25%	to	1.40%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
2007	415	$24.42	to	$24.92	$10,312	0.96%	0.75%	to	1.50%	36.42% to 37.45%
2006	349	$17.90	to	$18.13	$6,325	0.56%	0.75%	to	1.50%	33.78% to 34.80%
2005	195	$13.38	to	$13.45	$2,620	(c)	0.75%	to	1.50%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING JPMorgan Small Cap Core Equity Portfolio -
Institutional Class
2007	327	$12.59	to	$12.92	$4,187	0.32%	0.95%	to	1.90%	-3.45% to -2.49%
2006	524	$13.04	to	$13.25	$6,901	0.08%	0.95%	to	1.90%	14.79% to 15.82%
2005	803	$11.36	to	$11.44	$9,171	(c)	0.95%	to	1.90%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
2007	11	$12.63	to	$12.80	$145	0.40%	0.75% to 1.25%			-2.92% to -2.44%
2006	27	$13.01	to	$13.12	$358	-	0.75%	to	1.25%	15.80%
2005	1	$11.33			$16	(c)	0.75%			(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING JPMorgan Value Opportunities Portfolio -
Institutional Class
2007	2,233	$12.20	to	$12.51	$27,694	1.55%	0.95%	to	1.90%	-2.79% to -1.96%
2006	3,256	$12.55	to	$12.76	$41,313	0.72%	0.95%	to	1.90%	18.17% to 19.36%
2005	4,224	$10.62	to	$10.69	$45,057	(c)	0.95%	to	1.90%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING JPMorgan Value Opportunities Portfolio -
Service Class
2007	236	$12.27	to	$12.32	$2,897	1.30%	1.25%	to	1.40%	-2.54% to -2.38%
2006	281	$12.59	to	$12.62	$3,543	0.35%	1.25%	to	1.40%	18.33% to 18.50%
2005	300	$10.64	to	$10.65	$3,197	(c)	1.25%	to	1.40%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING Julius Baer Foreign Portfolio - Service Class
2007	1,022	$12.33	to	$19.89	$15,744	0.09%	0.75%	to	1.90%	14.27% to 15.57%
2006	1,083	$10.79	to	$17.21	$13,881	-	0.75%	to	1.90%	27.57% to 28.24%
2005	163	$13.31	to	$13.42	$2,191	0.08%	0.75%	to	1.25%	14.51%
2004	21	$11.72			$242	(b)	0.75%			(b)
2003	(b)		(b)		(b)	(b)		(b)		(b)
ING Legg Mason Value Portfolio - Institutional Class
2007	1,895	$10.94	to	$11.39	$21,314	-	0.95%	to	1.90%	-12.20% to -6.64%
2006	2,636	$11.95	to	$12.46	$31,996	-	0.95%	to	1.90%	4.73% to 5.81%
2005	3,079	$11.41	to	$11.53	$37,805	-	0.95%	to	1.90%	4.20% to 5.20%
2004	80	$10.95	to	$10.96	$882	(b)	0.95%	to	1.90%	(b)
2003	(b)		(b)		(b)	(b)		(b)		(b)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Legg Mason Value Portfolio - Service Class
2007	38	$11.21	to	$11.36	$434	-	0.75%	to	1.25%	-7.20% to -6.73%
2006	47	$12.08	to	$12.18	$571	-	0.75%	to	1.25%	5.23% to 5.73%
2005	64	$11.46	to	$11.52	$731	(c)	0.75%	to	1.50%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING LifeStyle Aggressive Growth Portfolio - Service
Class
2007	175	$12.38	to	$12.66	$2,201	0.93%	0.95%	to	1.90%	1.39% to 2.26%
2006	101	$12.25	to	$12.38	$1,239	0.10%	0.95%	to	1.75%	16.11% to 17.01%
2005	50	$10.55	to	$10.58	$532	(c)	0.95%	to	1.75%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING LifeStyle Growth Portfolio - Service Class
2007	671	$12.05	to	$12.33	$8,193	1.04%	0.95%	to	1.90%	1.86% to 2.92%
2006	738	$11.83	to	$11.98	$8,785	0.58%	0.95%	to	1.90%	13.31% to 14.31%
2005	220	$10.44	to	$10.48	$2,302	(c)	0.95%	to	1.90%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING LifeStyle Moderate Growth Portfolio - Service
Class
2007	1,236	$11.79	to	$12.06	$14,773	1.29%	0.95%	to	1.90%	2.70% to 3.70%
2006	1,194	$11.48	to	$11.63	$13,815	1.02%	0.95%	to	1.90%	11.24% to 12.37%
2005	333	$10.32	to	$10.35	$3,437	(c)	0.95%	to	1.90%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING LifeStyle Moderate Portfolio - Service Class
2007	1,051	$11.53	to	$11.79	$12,276	1.67%	0.95%	to	1.90%	3.04% to 3.97%
2006	924	$11.19	to	$11.34	$10,417	1.26%	0.95%	to	1.90%	9.28% to 10.42%
2005	383	$10.24	to	$10.27	$3,932	(c)	0.95%	to	1.90%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Lord Abbett Affiliated Portfolio - Institutional
Class
2007	628	$11.07	to	$11.21	$7,030	0.06%	0.75%	to	1.50%	3.06% to 3.51%
2006	4	$10.79	to	$10.83	$45	(d)	0.75%	to	1.25%	(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
2004	(d)		(d)		(d)	(d)		(d)		(d)
2003	(d)		(d)		(d)	(d)		(d)		(d)
ING Lord Abbett Affiliated Portfolio - Service Class
2007	86	$11.02	to	$11.17	$955	1.58%	0.95%	to	1.75%	2.32% to 3.23%
2006	99	$10.75	to	$10.82	$1,071	(d)	0.95%	to	1.90%	(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
2004	(d)		(d)		(d)	(d)		(d)		(d)
2003	(d)		(d)		(d)	(d)		(d)		(d)
ING Marsico Growth Portfolio - Service Class
2007	171	$11.25	to	$13.48	$2,142	-	0.75%	to	1.90%	11.94% to 13.28%
2006	83	$10.05	to	$11.90	$918	-	0.75%	to	1.90%	3.60% to 4.20%
2005	18	$11.39	to	$11.42	$210	(c)	0.75%	to	1.25%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING Marsico International Opportunities Portfolio -
Service Class
2007	822	$12.70	to	$18.37	$13,733	1.00%	0.75%	to	1.90%	18.26% to 19.67%
2006	952	$10.69	to	$15.35	$13,618	0.03%	0.75%	to	1.90%	21.75% to 23.10%
2005	677	$12.37	to	$12.47	$8,410	(c)	0.75%	to	1.90%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING MFS Total Return Portfolio - Institutional Class
2007	7,812	$11.69	to	$12.00	$92,899	3.07%	0.95%	to	1.90%	2.27% to 3.27%
2006	10,701	$11.43	to	$11.62	$123,605	2.62%	0.95%	to	1.90%	10.01% to 11.09%
2005	13,910	$10.39	to	$10.46	$145,082	(c)	0.95%	to	1.90%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING MFS Total Return Portfolio - Service Class
2007	111	$14.29	to	$14.72	$1,623	2.99%	0.75%	to	1.50%	2.44% to 3.25%
2006	118	$13.92	to	$14.37	$1,658	2.36%	0.75%	to	1.50%	10.28% to 11.07%
2005	187	$12.59	to	$13.03	$2,374	2.65%	0.75%	to	1.50%	1.40% to 2.16%
2004	154	$12.39	to	$12.85	$1,922	2.76%	0.75%	to	1.50%	9.74% to 10.24%
2003	35	$11.29	to	$11.33	$401	(a)	0.75%	to	1.25%	(a)
ING MFS Utilities Portfolio - Service Class
2007	219	$18.42	to	$18.79	$4,096	0.87%	0.75%	to	1.50%	25.48% to 26.45%
2006	81	$14.68	to	$14.86	$1,201	0.06%	0.75%	to	1.50%	28.88% to 29.78%
2005	41	$11.39	to	$11.45	$469	(c)	0.75%	to	1.50%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING Oppenheimer Main Street Portfolio® - Institutional
Class
2007	234	$11.49	to	$13.09	$3,002	1.21%	0.95%	to	2.25%	2.57% to 3.56%
2006	246	$12.19	to	$12.64	$3,092	1.44%	0.95%	to	1.90%	13.09% to 14.08%
2005	140	$11.00	to	$11.08	$1,589	(c)	0.95%	to	1.90%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING Oppenheimer Main Street Portfolio® - Service
Class
2007	6	$12.83	to	$13.00	$77	1.63%	0.75%	to	1.25%	3.42%
2006	13	$12.57			$168	0.38%	0.75%			14.07%
2005	2	$11.02			$27	(c)	0.75%			(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING PIMCO High Yield Portfolio - Service Class
2007	248	$10.75	to	$11.61	$2,850	6.50%	0.75%	to	1.40%	1.42% to 2.11%
2006	346	$10.55	to	$11.37	$3,918	6.45%	0.75%	to	1.50%	7.42% to 8.08%
2005	284	$10.48	to	$10.54	$2,987	(c)	0.75%	to	1.40%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Pioneer Equity Income Portfolio - Institutional
Class
2007	686	$9.07	to	$9.19	$6,290	(e)	0.75% to 1.50%	(e)
2006	(e)		(e)		(e)	(e)	(e)	(e)
2005	(e)		(e)		(e)	(e)	(e)	(e)
2004	(e)		(e)		(e)	(e)	(e)	(e)
2003	(e)		(e)		(e)	(e)	(e)	(e)
ING Pioneer Fund Portfolio - Institutional Class
2007	1,663	$11.18	to	$13.33	$21,812	1.25%	0.75% to 2.25%	2.97% to 4.52%
2006	2,078	$10.78	to	$12.77	$26,316	-	0.75% to 2.25%	14.47% to 15.88%
2005	2,096	$10.95	to	$11.02	$27,255	(c)	0.95% to 1.90%	(c)
2004	(c)		(c)		(c)	(c)	(c)	(c)
2003	(c)		(c)		(c)	(c)	(c)	(c)
ING Pioneer Mid Cap Value Portfolio - Institutional
Class
2007	337	$11.02	to	$11.16	$3,758	0.11%	0.75% to 1.50%	4.99%
2006	3	$10.63			$36	(d)	0.75%	(d)
2005	(d)		(d)		(d)	(d)	(d)	(d)
2004	(d)		(d)		(d)	(d)	(d)	(d)
2003	(d)		(d)		(d)	(d)	(d)	(d)
ING Pioneer Mid Cap Value Portfolio - Service Class
2007	113	$10.88	to	$11.05	$1,247	0.88%	0.95% to 1.90%	3.61% to 4.44%
2006	33	$10.52	to	$10.58	$344	(d)	0.95% to 1.75%	(d)
2005	(d)		(d)		(d)	(d)	(d)	(d)
2004	(d)		(d)		(d)	(d)	(d)	(d)
2003	(d)		(d)		(d)	(d)	(d)	(d)
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
2007	700	$12.68	to	$12.93	$9,010	1.88%	0.75% to 1.50%	2.84% to 3.61%
2006	466	$12.33	to	$12.48	$5,804	1.29%	0.75% to 1.50%	13.27% to 13.76%
2005	80	$10.93	to	$10.97	$878	(c)	0.75% to 1.25%	(c)
2004	(c)		(c)		(c)	(c)	(c)	(c)
2003	(c)		(c)		(c)	(c)	(c)	(c)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price Equity Income Portfolio - Service
Class
2007	486	$11.13	to	$17.84	$7,362	1.39%	0.75%	to	1.90%	1.09% to 2.30%
2006	419	$11.01	to	$17.57	$6,350	1.24%	0.75%	to	1.90%	17.29% to 18.16%
2005	333	$14.18	to	$14.98	$4,775	1.58%	0.75%	to	1.50%	2.39% to 3.16%
2004	168	$13.81	to	$14.63	$2,335	1.25%	0.75%	to	1.50%	13.48% to 13.99%
2003	58	$12.17	to	$12.22	$704	(a)	0.75%	to	1.25%	(a)
ING Templeton Global Growth Portfolio - Service
Class
2007	113	$11.13	to	$11.31	$1,268	1.33%	0.95%	to	1.90%	0.45% to 1.43%
2006	62	$11.08	to	$11.15	$692	(d)	0.95%	to	1.90%	(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
2004	(d)		(d)		(d)	(d)		(d)		(d)
2003	(d)		(d)		(d)	(d)		(d)		(d)
ING UBS U.S. Allocation Portfolio - Service Class
2007	502	$11.73	to	$12.04	$5,992	2.02%	0.95%	to	1.90%	-0.09% to 0.84%
2006	604	$11.74	to	$11.94	$7,159	1.43%	0.95%	to	1.90%	8.91% to 10.05%
2005	708	$10.78	to	$10.85	$7,663	(c)	0.95%	to	1.90%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING Van Kampen Growth and Income Portfolio -
Service Class
2007	92	$12.73	to	$12.99	$1,195	1.42%	0.75%	to	1.50%	1.03% to 1.80%
2006	116	$12.60	to	$12.76	$1,476	1.35%	0.75%	to	1.50%	14.34% to 15.16%
2005	121	$11.02	to	$11.08	$1,341	(c)	0.75%	to	1.50%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING Van Kampen Real Estate Portfolio - Service Class
2007	149	$9.95	to	$10.07	$1,504	2.63%	0.75%	to	1.50%	-18.97% to -18.40%
2006	88	$11.88	to	$12.34	$1,079	(d)	0.75%	to	1.50%	(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
2004	(d)		(d)		(d)	(d)		(d)		(d)
2003	(d)		(d)		(d)	(d)		(d)		(d)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING VP Index Plus International Equity Portfolio -
Institutional Class
2007	2,589	$9.41	to	$9.63	$24,842	(e)	0.75%	to	1.90%	(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)
2004	(e)		(e)		(e)	(e)		(e)		(e)
2003	(e)		(e)		(e)	(e)		(e)		(e)
ING VP Index Plus International Equity Portfolio -
Service Class
2007	115	$11.60	to	$11.70	$1,345	-	0.75%	to	1.40%	6.60% to 7.34%
2006	887	$10.86	to	$10.94	$9,676	(d)	0.75%	to	1.90%	(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
2004	(d)		(d)		(d)	(d)		(d)		(d)
2003	(d)		(d)		(d)	(d)		(d)		(d)
ING Wells Fargo Disciplined Value Portfolio - Service
Class
2007	37	$10.06	to	$10.31	$375	1.67%	0.75%	to	1.75%	-5.36% to -4.45%
2006	21	$10.63	to	$10.79	$225	(d)	0.75%	to	1.75%	(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
2004	(d)		(d)		(d)	(d)		(d)		(d)
2003	(d)		(d)		(d)	(d)		(d)		(d)
ING Wells Fargo Small Cap Disciplined Portfolio -
Service Class
2007	32	$9.86	to	$10.08	$318	-	0.75%	to	1.75%	-5.37% to -4.45%
2006	36	$10.42	to	$10.55	$374	(d)	0.75%	to	1.75%	(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
2004	(d)		(d)		(d)	(d)		(d)		(d)
2003	(d)		(d)		(d)	(d)		(d)		(d)
ING American Century Large Company Value
Portfolio - Service Class
2007	21	$12.57	to	$12.93	$268	1.76%	0.75%	to	1.25%	-3.23% to -2.78%
2006	14	$12.99	to	$13.30	$187	0.28%	0.75%	to	1.25%	17.88% to 18.43%
2005	12	$11.02	to	$13.27	$130	1.16%	0.75%	to	1.25%	0.00% to 0.54%
2004	35	$11.02	to	$13.23	$387	1.06%	0.75%	to	1.25%	8.68% to 9.19%
2003	17	$10.14	to	$12.14	$179	0.65%	0.75%	to	1.25%	29.67%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING American Century Small-Mid Cap Value
Portfolio - Service Class
2007	89	$14.88	to	$17.62	$1,399	0.39%	0.75%	to	1.50%	-4.31%	to	-3.60%
2006	102	$15.55	to	$18.32	$1,650	0.01%	0.75%	to	1.50%	13.67%	to	14.58%
2005	107	$13.68	to	$16.02	$1,511	0.24%	0.75%	to	1.50%	6.29%	to	7.08%
2004	77	$12.87	to	$15.00	$1,034	-	0.75%	to	1.50%	19.89%	to	20.35%
2003	50	$10.81	to	$12.48	$561	0.16%	0.75%	to	1.25%	16.24%	to	34.53%
ING Baron Asset Portfolio - Service Class
2007	63	$10.85	to	$10.94	$688	-	0.75%	to	1.25%	7.53%	to	8.10%
2006	1	$10.09	to	$10.12	$7	(d)	0.75%	to	1.25%		(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
2003	(d)		(d)		(d)	(d)		(d)			(d)
ING Baron Small Cap Growth Portfolio - Service Class
2007	329	$10.46	to	$20.69	$5,233	-	0.75%	to	1.90%	4.08%	to	5.32%
2006	541	$10.05	to	$19.69	$7,061	-	0.75%	to	1.90%	13.49%	to	14.40%
2005	248	$15.20	to	$17.25	$3,883	-	0.75%	to	1.50%	5.78%	to	6.55%
2004	200	$14.37	to	$16.22	$2,941	-	0.75%	to	1.50%	26.05%	to	27.04%
2003	119	$11.40	to	$12.79	$1,381	-	0.75%	to	1.50%	18.29%	to	32.34%
ING Columbia Small Cap Value II Portfolio - Service
Class
2007	164	$10.12	to	$10.32	$1,676	0.08%	0.75%	to	1.90%	1.00%	to	2.18%
2006	327	$10.02	to	$10.10	$3,294	(d)	0.75%	to	1.90%		(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
2003	(d)		(d)		(d)	(d)		(d)			(d)
ING Davis New York Venture Portfolio - Service Class
2007	274	$11.15	to	$13.92	$3,386	0.26%	0.75%	to	1.90%	2.20%	to	3.42%
2006	173	$10.91	to	$15.96	$2,083	-	0.75%	to	1.90%	12.11%	to	13.01%
2005	83	$11.31	to	$14.15	$982	-	0.75%	to	1.50%	2.35%	to	3.12%
2004	129	$11.05	to	$13.75	$1,485	-	0.75%	to	1.50%	6.87%	to	7.64%
2003	113	$10.34	to	$12.80	$1,215	0.75%	0.75%	to	1.50%	39.53%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING JPMorgan International Portfolio - Initial Class
2007	2,156	$11.64	to	$34.69	$37,905	2.10%	0.75%	to	1.90%	7.98%	to	9.29%
2006	2,902	$10.78	to	$31.74	$45,361	0.92%	0.75%	to	1.90%	19.91%	to	21.29%
2005	3,204	$8.99	to	$26.17	$43,806	0.75%	0.75%	to	1.90%	7.92%	to	9.22%
2004	3,467	$8.33	to	$23.96	$44,030	1.15%	0.75%	to	1.90%	16.67%	to	18.03%
2003	3,196	$7.14	to	$20.30	$34,019	1.05%	0.75%	to	1.90%	27.05%	to	28.48%
ING JPMorgan Mid Cap Value Portfolio - Service
Class
2007	165	$17.23	to	$20.01	$2,982	0.52%	0.75%	to	1.50%	0.82%	to	1.58%
2006	156	$17.09	to	$19.74	$2,766	-	0.75%	to	1.50%	14.78%	to	15.69%
2005	137	$14.89	to	$17.10	$2,101	0.28%	0.75%	to	1.50%	6.89%	to	7.67%
2004	154	$13.93	to	$15.92	$2,215	0.21%	0.75%	to	1.50%	18.76%	to	19.71%
2003	55	$11.73	to	$13.32	$678	0.48%	0.75%	to	1.50%	28.46%	to	29.02%
ING Legg Mason Partners Aggressive Growth
Portfolio - Initial Class
2007	2,545	$5.90	to	$17.61	$32,332	-	0.75%	to	1.90%	-3.44%	to	-2.34%
2006	3,252	$6.11	to	$18.04	$42,509	-	0.75%	to	1.90%	8.14%	to	9.47%
2005	3,880	$5.65	to	$16.48	$48,357	-	0.75%	to	1.90%	9.28%	to	10.60%
2004	4,742	$5.17	to	$14.90	$53,255	-	0.75%	to	1.90%	7.71%	to	8.92%
2003	5,581	$4.80	to	$13.68	$58,639	-	0.75%	to	1.90%	35.59%	to	37.25%
ING Lord Abbett U.S. Government Securities
Portfolio - Initial Class
2007	1,011	$10.94	to	$11.12	$11,164	4.84%	0.95%	to	1.90%	5.29%	to	6.31%
2006	1,107	$10.39	to	$10.46	$11,549	(d)	0.95%	to	1.90%		(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
2003	(d)		(d)		(d)	(d)		(d)			(d)
ING Neuberger Berman Partners Portfolio - Initial
Class
2007	3,598	$10.99	to	$11.28	$40,033	0.28%	0.95%	to	2.25%	6.43%	to	7.82%
2006	4,756	$10.30	to	$10.49	$49,253	(d)	0.95%	to	2.25%		(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
2003	(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Neuberger Berman Partners Portfolio - Service
Class
2007	4	$11.23	to	$11.33	$47	(e)	0.75%	to	1.25%	(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)
2004	(e)		(e)		(e)	(e)		(e)		(e)
2003	(e)		(e)		(e)	(e)		(e)		(e)
ING Neuberger Berman Regency Portfolio - Service
Class
2007	13	$10.11	to	$10.25	$134	0.40%	0.95%	to	1.75%	0.50% to 1.38%
2006	37	$10.05	to	$10.11	$370	(d)	0.95%	to	1.90%	(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
2004	(d)		(d)		(d)	(d)		(d)		(d)
2003	(d)		(d)		(d)	(d)		(d)		(d)
ING OpCap Balanced Value Portfolio - Service Class
2007	65	$11.59	to	$14.68	$805	1.21%	0.75% to 1.50%			-5.46% to -4.68%
2006	90	$12.26	to	$15.43	$1,186	0.91%	0.75%	to	1.50%	8.88% to 9.60%
2005	121	$11.26	to	$14.11	$1,444	0.39%	0.75%	to	1.50%	1.17% to 1.94%
2004	180	$11.13	to	$13.87	$2,116	1.01%	0.75%	to	1.50%	8.69% to 9.42%
2003	116	$10.24	to	$12.69	$1,250	1.66%	0.75%	to	1.50%	28.66%
ING Oppenheimer Global Portfolio - Initial Class
2007	10,904	$12.18	to	$14.86	$159,447	1.08%	0.75%	to	1.90%	4.48% to 5.77%
2006	13,690	$13.51	to	$14.07	$190,280	0.07%	0.75%	to	1.90%	15.80% to 17.09%
2005	15,774	$11.62	to	$12.04	$193,562	(c)	0.75%	to	1.90%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING Oppenheimer Strategic Income Portfolio - Initial
Class
2007	5,739	$11.33	to	$11.79	$66,638	4.56%	0.75%	to	2.25%	6.29% to 7.95%
2006	6,500	$10.54	to	$10.93	$70,286	0.38%	0.75%	to	2.25%	6.07% to 7.66%
2005	7,202	$9.99	to	$10.13	$75,516	(c)	0.75%	to	1.90%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Oppenheimer Strategic Income Portfolio - Service
Class
2007	2	$11.51			$20	9.52%	1.25%			7.27%
2006	-	$10.73			$1	(d)	1.25%				(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
2003	(d)		(d)		(d)	(d)		(d)			(d)
ING PIMCO Total Return Portfolio - Service Class
2007	620	$12.51	to	$13.06	$8,027	3.35%	0.75%	to	1.50%	7.75%	to	8.56%
2006	563	$11.61	to	$12.03	$6,721	1.62%	0.75%	to	1.50%	2.47%	to	3.26%
2005	492	$11.31	to	$11.65	$5,693	1.55%	0.75%	to	1.50%	0.53%	to	1.30%
2004	339	$11.18	to	$11.50	$3,885	-	0.75%	to	1.50%	2.73%	to	3.60%
2003	237	$10.82	to	$11.10	$2,613	3.68%	0.75%	to	1.50%	0.93%	to	3.26%
ING Pioneer High Yield Portfolio - Initial Class
2007	32	$11.08	to	$11.18	$355	23.40%	0.75%	to	1.25%	4.73%	to	5.37%
2006	2	$10.58	to	$10.61	$21	(d)	0.75%	to	1.25%		(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
2003	(d)		(d)		(d)	(d)		(d)			(d)
ING Solution 2015 Portfolio - Service Class
2007	119	$11.99	to	$12.23	$1,452	0.58%	0.75%	to	1.50%	3.01%	to	3.82%
2006	82	$11.64	to	$11.78	$959	0.27%	0.75%	to	1.50%	9.36%	to	9.89%
2005	6	$10.68	to	$10.72	$68	(c)	0.75%	to	1.25%		(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
2003	(c)		(c)		(c)	(c)		(c)			(c)
ING Solution 2025 Portfolio - Service Class
2007	191	$12.53	to	$12.70	$2,417	0.43%	0.75%	to	1.25%	3.30%	to	3.84%
2006	70	$12.13	to	$12.23	$853	0.23%	0.75%	to	1.25%	11.18%	to	11.79%
2005	11	$10.91	to	$10.94	$125	(c)	0.75%	to	1.25%		(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
2003	(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution 2035 Portfolio - Service Class
2007	125	$12.97	to	$13.15	$1,630	0.58%	0.75%	to	1.25%	4.01%	to	4.53%
2006	36	$12.47	to	$12.58	$453	0.11%	0.75%	to	1.25%	12.65%
2005	(c)	$11.07			$3	(c)	1.25%				(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
2003	(c)		(c)		(c)	(c)		(c)			(c)
ING Solution 2045 Portfolio - Service Class
2007	102	$13.38	to	$13.56	$1,381	0.36%	0.75%	to	1.25%	4.45%	to	4.95%
2006	21	$12.81	to	$12.92	$272	0.05%	0.75%	to	1.25%	13.66%
2005	(c)	$11.27			$3	(c)	1.25%				(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
2003	(c)		(c)		(c)	(c)		(c)			(c)
ING Solution Income Portfolio - Service Class
2007	110	$11.35	to	$11.51	$1,264	1.20%	0.75%	to	1.25%	3.94%	to	4.45%
2006	37	$10.92	to	$11.02	$408	0.18%	0.75%	to	1.25%	6.02%
2005	13	$10.30			$138	(c)	1.25%				(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
2003	(c)		(c)		(c)	(c)		(c)			(c)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
2007	4,927	$12.59	to	$14.23	$68,707	0.19%	0.75%	to	1.90%	11.23%	to	12.51%
2006	6,287	$11.90	to	$12.67	$78,292	-	0.75%	to	1.90%	7.04%	to	8.35%
2005	7,857	$11.07	to	$11.73	$90,830	(c)	0.75%	to	1.90%		(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
2003	(c)		(c)		(c)	(c)		(c)			(c)
ING T. Rowe Price Growth Equity Portfolio - Initial
Class
2007	1,963	$12.35	to	$32.60	$53,823	0.49%	0.75%	to	1.50%	8.25%	to	9.05%
2006	2,343	$12.35	to	$30.09	$60,240	0.23%	0.75%	to	1.50%	11.65%	to	12.44%
2005	2,307	$13.30	to	$26.93	$64,310	0.49%	0.75%	to	1.50%	4.59%	to	5.39%
2004	2,801	$12.62	to	$25.72	$73,921	0.15%	0.75%	to	1.50%	8.39%	to	9.21%
2003	3,123	$11.57	to	$23.71	$74,887	0.15%	0.75%	to	1.50%	28.96%	to	30.00%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Templeton Foreign Equity Portfolio - Service
Class
2007	121	$12.60	to	$12.82	$1,538	1.07%	0.75%	to	1.90%	13.00%	to	14.36%
2006	64	$11.15	to	$11.22	$715	(d)	0.75%	to	1.90%		(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
2003	(d)		(d)		(d)	(d)		(d)			(d)
ING Thornburg Value Portfolio - Initial Class
2007	1,750	$7.43	to	$34.35	$27,434	0.48%	0.75%	to	1.90%	5.24%	to	6.45%
2006	2,035	$7.06	to	$32.27	$28,919	0.47%	0.75%	to	1.90%	14.61%	to	15.95%
2005	2,322	$6.16	to	$27.83	$30,602	0.78%	0.75%	to	1.90%	-0.32%	to	0.80%
2004	2,955	$6.18	to	$27.61	$38,224	0.42%	0.75%	to	1.90%	10.75%	to	12.05%
2003	3,394	$5.58	to	$24.64	$39,287	0.20%	0.75%	to	1.90%	25.68%	to	27.14%
ING UBS U.S. Large Cap Equity Portfolio - Initial
Class
2007	2,083	$8.23	to	$18.78	$30,926	0.72%	0.75%	to	1.90%	-0.72%	to	0.43%
2006	2,519	$8.29	to	$18.70	$36,982	0.79%	0.75%	to	1.90%	12.33%	to	13.68%
2005	3,105	$7.38	to	$16.45	$40,268	0.88%	0.75%	to	1.90%	7.27%	to	8.51%
2004	3,631	$6.88	to	$15.16	$43,678	0.77%	0.75%	to	1.90%	12.60%	to	13.90%
2003	3,988	$6.11	to	$13.31	$42,940	0.57%	0.75%	to	1.90%	22.69%	to	24.04%
ING UBS U.S. Small Cap Growth Portfolio - Service
Class
2007	4	$9.95	to	$10.09	$36	-	0.95%	to	1.75%	2.90%	to	3.81%
2006	3	$9.67	to	$9.72	$29	(d)	0.95%	to	1.75%		(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
2003	(d)		(d)		(d)	(d)		(d)			(d)
ING Van Kampen Comstock Portfolio - Service Class
2007	180	$13.64	to	$16.31	$2,568	1.24%	0.75%	to	1.50%	-3.74%	to	-3.00%
2006	221	$14.17	to	$16.85	$3,248	0.66%	0.75%	to	1.50%	14.09%	to	14.99%
2005	252	$12.42	to	$14.68	$3,224	0.60%	0.75%	to	1.50%	1.97%	to	2.74%
2004	298	$12.18	to	$14.32	$3,726	-	0.75%	to	1.50%	15.23%	to	15.84%
2003	83	$10.64	to	$12.38	$899	0.77%	0.75%	to	1.25%	28.04%	to	28.69%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Van Kampen Equity and Income Portfolio -
Initial Class
2007	9,133	$12.07	to	$12.49	$112,954	2.44%	0.75%	to	1.90%	1.59%	to	2.83%
2006	11,772	$11.84	to	$12.18	$142,375	1.91%	0.75%	to	1.90%	10.52%	to	11.84%
2005	13,462	$10.66	to	$10.91	$146,295	(c)	0.75%	to	1.90%		(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
2003	(c)		(c)		(c)	(c)		(c)			(c)
ING VP Strategic Allocation Conservative Portfolio -
Class I
2007	712	$17.01	to	$20.42	$13,112	3.40%	0.75%	to	1.50%	4.23%	to	4.99%
2006	802	$16.28	to	$19.45	$14,115	2.69%	0.75%	to	1.50%	6.77%	to	7.58%
2005	795	$15.95	to	$18.08	$16,483	1.95%	0.75%	to	1.50%	2.31%	to	3.08%
2004	926	$15.55	to	$17.54	$18,730	1.82%	0.75%	to	1.50%	6.50%	to	7.15%
2003	1,031	$14.58	to	$16.37	$19,422	2.31%	0.75%	to	1.40%	12.05%	to	12.82%
ING VP Strategic Allocation Growth Portfolio - Class I
2007	716	$10.96	to	$22.91	$14,104	1.78%	0.75%	to	2.25%	2.62%	to	4.28%
2006	800	$10.68	to	$21.97	$15,119	1.35%	0.75%	to	2.25%	10.67%	to	12.32%
2005	633	$16.45	to	$19.56	$14,815	1.22%	0.75%	to	1.50%	4.65%	to	5.39%
2004	771	$15.68	to	$18.56	$15,631	1.04%	0.75%	to	2.25%	10.33%	to	11.20%
2003	813	$14.18	to	$16.69	$14,808	0.87%	0.75%	to	2.25%	22.52%	to	23.45%
ING VP Strategic Allocation Moderate Portfolio -
Class I
2007	893	$11.21	to	$21.55	$16,300	2.24%	0.75%	to	2.25%	3.13%	to	4.71%
2006	1,165	$10.87	to	$20.58	$20,258	1.93%	0.75%	to	2.25%	8.70%	to	10.35%
2005	953	$12.95	to	$18.65	$21,319	1.57%	0.75%	to	1.50%	3.15%	to	3.90%
2004	1,065	$15.45	to	$17.95	$20,822	1.30%	0.75%	to	2.25%	8.74%	to	9.38%
2003	948	$14.19	to	$16.41	$16,937	1.41%	0.75%	to	2.25%	17.79%	to	18.57%
ING VP Growth and Income Portfolio - Class I
2007	12,365	$8.47	to	$324.86	$339,189	1.33%	0.75%	to	2.25%	5.09%	to	6.62%
2006	14,714	$8.06	to	$305.35	$372,591	1.14%	0.75%	to	2.25%	11.63%	to	13.32%
2005	15,346	$7.36	to	$231.60	$383,782	0.99%	0.75%	to	1.90%	6.05%	to	7.34%
2004	18,090	$6.94	to	$216.86	$423,357	2.31%	0.75%	to	2.25%	6.28%	to	7.59%
2003	20,842	$6.53	to	$202.58	$455,361	-	0.75%	to	2.25%	-24.93%	to	25.16%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING GET U.S. Core Portfolio - Series 1
2007	1,260	$10.92	to	$11.41	$14,041	2.57%	1.45%	to	2.40%	1.49%	to	2.42%
2006	1,515	$10.76	to	$11.14	$16,578	2.46%	1.45%	to	2.40%	5.08%	to	6.20%
2005	1,865	$10.24	to	$10.49	$19,331	2.38%	1.45%	to	2.40%	-0.78%	to	0.10%
2004	2,214	$10.32	to	$10.48	$23,042	0.68%	1.45%	to	2.40%	0.98%	to	1.95%
2003	2,531	$10.22	to	$10.28	$25,945	(a)	1.45%	to	2.40%		(a)
ING GET U.S. Core Portfolio - Series 2
2007	566	$10.61	to	$11.06	$6,128	2.87%	1.45%	to	2.40%	2.12%	to	3.08%
2006	854	$10.39	to	$10.73	$9,019	2.88%	1.45%	to	2.40%	4.11%	to	5.09%
2005	1,432	$9.98	to	$10.21	$14,471	2.63%	1.45%	to	2.40%	-1.58%	to	-0.58%
2004	1,939	$10.14	to	$10.27	$19,803	0.10%	1.45%	to	2.40%	1.20%	to	2.19%
2003	2,442	$10.02	to	$10.05	$24,501	(a)	1.45%	to	2.40%		(a)
ING GET U.S. Core Portfolio - Series 3
2007	2,204	$10.34	to	$10.76	$23,314	2.48%	1.45%	to	2.40%	2.38%	to	3.46%
2006	2,752	$10.10	to	$10.40	$28,242	2.51%	1.45%	to	2.40%	3.80%	to	4.84%
2005	4,182	$9.73	to	$9.92	$41,138	1.97%	1.45%	to	2.40%	-1.62%	to	-0.70%
2004	5,491	$9.89	to	$9.99	$54,614	-	1.45%	to	2.40%	-1.00%	to	-0.10%
2003	196	$10.00			$1,965	(a)	0.95%	to	1.75%		(a)
ING GET U.S. Core Portfolio - Series 4
2007	364	$10.88	to	$11.29	$4,033	2.95%	1.45%	to	2.40%	1.21%	to	2.17%
2006	469	$10.75	to	$11.05	$5,115	2.72%	1.45%	to	2.40%	5.29%	to	6.35%
2005	569	$10.21	to	$10.39	$5,868	1.74%	1.45%	to	2.40%	-1.16%	to	-0.19%
2004	788	$10.33	to	$10.41	$8,173	(b)	1.45%	to	2.40%		(b)
2003	(b)		(b)		(b)	(b)		(b)			(b)
ING GET U.S. Core Portfolio - Series 5
2007	206	$11.32	to	$11.72	$2,393	1.73%	1.45%	to	2.40%	-0.35%	to	0.69%
2006	284	$11.36	to	$11.64	$3,282	1.93%	1.45%	to	2.40%	8.60%	to	9.60%
2005	374	$10.46	to	$10.62	$3,957	0.98%	1.45%	to	2.40%	0.19%	to	1.14%
2004	422	$10.44	to	$10.50	$4,428	(b)	1.45%	to	2.40%		(b)
2003	(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING GET U.S. Core Portfolio - Series 6
2007	2,779	$10.96	to	$11.31	$31,137	2.38%	1.45%	to	2.40%	0.83%	to	1.80%
2006	3,851	$10.87	to	$11.11	$42,523	2.61%	1.45%	to	2.40%	7.84%	to	8.81%
2005	6,780	$10.08	to	$10.21	$68,984	0.38%	1.45%	to	2.40%	0.20%	to	1.19%
2004	8,740	$10.06	to	$10.09	$88,090	(b)	1.45%	to	2.40%		(b)
2003	(b)		(b)		(b)	(b)		(b)			(b)
ING GET U.S. Core Portfolio - Series 7
2007	1,751	$10.84	to	$11.16	$19,355	2.47%	1.45%	to	2.40%	0.84%	to	1.73%
2006	2,664	$10.75	to	$10.97	$29,018	2.50%	1.45%	to	2.40%	7.61%	to	8.72%
2005	4,298	$9.99	to	$10.09	$43,222	0.06%	1.45%	to	2.40%	-0.10%	to	0.90%
2004	5,702	$10.00			$57,015	(b)	0.95%	to	1.90%		(b)
2003	(b)		(b)		(b)	(b)		(b)			(b)
ING GET U.S. Core Portfolio - Series 8
2007	1,361	$10.98	to	$11.27	$15,240	1.97%	1.45%	to	2.40%	1.10%	to	2.08%
2006	2,552	$10.86	to	$11.04	$28,056	1.80%	1.45%	to	2.40%	8.06%	to	9.09%
2005	3,197	$10.05	to	$10.12	$32,287	(c)	1.45%	to	2.40%		(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
2003	(c)		(c)		(c)	(c)		(c)			(c)
ING GET U.S. Core Portfolio - Series 9
2007	1,076	$10.88	to	$11.10	$11,868	2.53%	1.45%	to	2.25%	1.59%	to	2.49%
2006	1,856	$10.71	to	$10.83	$20,035	1.29%	1.45%	to	2.25%	7.64%	to	8.52%
2005	2,337	$9.94	to	$10.00	$23,302	(c)	1.45%	to	2.40%		(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
2003	(c)		(c)		(c)	(c)		(c)			(c)
ING GET U.S. Core Portfolio - Series 10
2007	909	$10.82	to	$11.02	$9,950	2.31%	1.45%	to	2.25%	1.22%	to	2.04%
2006	1,672	$10.69	to	$10.80	$18,001	0.75%	1.45%	to	2.25%	7.33%	to	8.22%
2005	2,176	$9.96	to	$10.00	$21,698	(c)	1.45%	to	2.40%		(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
2003	(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING GET U.S. Core Portfolio - Series 11
2007	1,072	$10.50	to	$10.71	$11,430	3.86%	1.45%	to	2.40%	-0.38%	to	0.56%
2006	1,783	$10.54	to	$10.65	$18,897	0.11%	1.45%	to	2.40%	5.29%	to	6.29%
2005	2,425	$10.01	to	$10.02	$24,279	(c)	0.95%	to	1.90%		(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
2003	(c)		(c)		(c)	(c)		(c)			(c)
ING GET U.S. Core Portfolio - Series 12
2007	3,718	$11.21	to	$11.41	$42,061	1.30%	1.45%	to	2.40%	0.54%	to	1.51%
2006	4,373	$11.15	to	$11.24	$48,943	(d)	1.45%	to	2.40%		(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
2003	(d)		(d)		(d)	(d)		(d)			(d)
ING GET U.S. Core Portfolio - Series 13
2007	3,214	$10.30	to	$10.45	$33,324	0.61%	1.45%	to	2.40%	2.39%	to	3.36%
2006	4,416	$10.06	to	$10.11	$44,505	(d)	1.45%	to	2.40%		(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
2003	(d)		(d)		(d)	(d)		(d)			(d)
ING GET U.S. Core Portfolio - Series 14
2007	2,501	$10.18	to	$10.28	$25,572	-	1.45%	to	2.40%	2.50%	to	2.80%
2006	9	$10.00			$85	(d)	0.95%	to	1.25%		(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
2003	(d)		(d)		(d)	(d)		(d)			(d)
ING VP Global Science and Technology Portfolio -
Class I
2007	1,830	$4.86	to	$16.58	$9,192	-	0.75%	to	1.90%	16.82%	to	18.20%
2006	1,911	$4.14	to	$14.07	$8,139	-	0.75%	to	1.90%	5.24%	to	6.60%
2005	2,617	$3.92	to	$13.24	$10,507	-	0.75%	to	1.90%	9.56%	to	10.87%
2004	2,857	$3.56	to	$11.96	$10,373	-	0.75%	to	1.90%	-3.17%	to	-1.86%
2003	3,595	$3.66	to	$12.23	$13,372	-	0.75%	to	1.90%	42.64%	to	44.62%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING VP Growth Portfolio - Class I
2007	1,280	$6.72	to	$19.23	$17,364	0.17%	0.75%	to	1.90%	15.66%	to	16.97%
2006	1,613	$5.81	to	$16.44	$18,754	0.06%	0.75%	to	1.90%	0.69%	to	1.89%
2005	1,858	$5.77	to	$16.14	$23,711	0.68%	0.75%	to	1.90%	7.25%	to	8.61%
2004	2,380	$5.38	to	$14.86	$28,081	0.12%	0.75%	to	1.90%	5.25%	to	6.37%
2003	2,874	$5.11	to	$13.97	$32,091	(a)	0.75%	to	1.90%	27.75%	to	29.46%
ING VP Index Plus LargeCap Portfolio - Class I
2007	10,284	$9.42	to	$23.96	$155,324	1.17%	0.75%	to	2.25%	2.70%	to	4.22%
2006	9,664	$9.15	to	$22.99	$152,360	1.09%	0.75%	to	2.25%	11.99%	to	13.70%
2005	9,069	$8.14	to	$20.22	$161,314	1.24%	0.75%	to	1.90%	3.43%	to	4.62%
2004	10,827	$7.87	to	$19.33	$182,362	1.01%	0.75%	to	2.25%	8.40%	to	9.77%
2003	12,166	$7.26	to	$17.61	$186,926	1.03%	0.75%	to	2.25%	23.89%	to	25.16%
ING VP Index Plus MidCap Portfolio - Class I
2007	606	$11.44	to	$25.34	$14,668	0.80%	0.75%	to	1.50%	3.90%	to	4.68%
2006	724	$10.94	to	$24.21	$16,714	0.62%	0.75%	to	1.50%	7.81%	to	8.63%
2005	859	$16.06	to	$22.30	$18,302	0.44%	0.75%	to	1.50%	9.52%	to	10.34%
2004	944	$14.59	to	$20.23	$18,233	0.40%	0.75%	to	1.50%	14.85%	to	15.72%
2003	901	$12.63	to	$17.49	$15,032	0.44%	0.75%	to	1.50%	30.49%	to	31.40%
ING VP Index Plus SmallCap Portfolio - Class I
2007	375	$15.87	to	$18.33	$6,359	0.46%	0.75%	to	1.50%	-7.63%	to	-6.92%
2006	480	$11.11	to	$19.70	$8,727	0.41%	0.75%	to	1.50%	12.07%	to	13.00%
2005	614	$15.33	to	$17.45	$9,917	0.31%	0.75%	to	1.50%	6.09%	to	6.79%
2004	592	$14.45	to	$16.34	$8,963	0.14%	0.75%	to	1.50%	20.22%	to	21.21%
2003	538	$12.02	to	$13.49	$6,712	0.16%	0.75%	to	1.50%	34.15%	to	35.13%
ING VP Small Company Portfolio - Class I
2007	2,343	$13.81	to	$30.74	$53,080	0.20%	0.75%	to	1.90%	3.91%	to	5.13%
2006	3,127	$13.29	to	$29.24	$68,006	0.41%	0.75%	to	1.90%	14.57%	to	15.93%
2005	3,533	$11.60	to	$25.23	$72,337	0.14%	0.75%	to	1.90%	8.21%	to	9.46%
2004	4,382	$10.72	to	$23.05	$82,870	0.28%	0.75%	to	1.90%	12.13%	to	13.55%
2003	4,826	$9.56	to	$20.30	$80,458	0.24%	0.75%	to	1.90%	34.84%	to	36.42%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING VP Value Opportunity Portfolio - Class I
2007	398	$15.20	to	$23.39	$8,809	1.74%	0.75%	to	1.50%	1.50%	to	2.23%
2006	531	$11.05	to	$22.88	$11,521	1.42%	0.75%	to	1.50%	14.29%	to	15.15%
2005	684	$12.96	to	$19.87	$12,906	1.88%	0.75%	to	1.50%	5.44%	to	6.20%
2004	909	$12.23	to	$18.71	$16,285	0.82%	0.75%	to	1.50%	8.48%	to	9.35%
2003	1,131	$11.21	to	$17.11	$18,645	0.76%	0.75%	to	1.50%	22.79%	to	23.63%
ING VP Value Opportunity Portfolio - Class S
2007	68	$11.37	to	$11.60	$784	1.62%	0.95%	to	1.90%	0.80%	to	1.75%
2006	105	$11.28	to	$11.40	$1,192	1.49%	0.95%	to	1.90%	13.60%	to	14.69%
2005	145	$9.93	to	$9.94	$1,436	(c)	0.95%	to	1.90%		(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
2003	(c)		(c)		(c)	(c)		(c)			(c)
ING VP Financial Services Portfolio - Class I
2007	54	$11.76	to	$12.08	$653	1.67%	0.75%	to	1.50%	-13.72%	to	-13.16%
2006	31	$11.36	to	$13.91	$426	1.19%	0.75%	to	1.50%	16.06%	to	16.60%
2005	11	$11.83	to	$11.93	$126	(c)	0.75%	to	1.25%		(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
2003	(c)		(c)		(c)	(c)		(c)			(c)
ING VP High Yield Bond Portfolio - Class I
2007	2,273	$10.47	to	$10.74	$24,256	8.10%	0.95%	to	2.25%	-0.48%	to	0.94%
2006	3,105	$10.52	to	$10.64	$32,955	(d)	0.95%	to	2.25%		(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
2003	(d)		(d)		(d)	(d)		(d)			(d)
ING VP International Value Portfolio - Class I
2007	345	$18.07	to	$20.65	$6,503	1.89%	0.75%	to	1.50%	11.75%	to	12.58%
2006	401	$16.17	to	$18.38	$6,725	2.18%	0.75%	to	1.50%	27.52%	to	28.53%
2005	304	$12.68	to	$14.33	$3,967	2.79%	0.75%	to	1.50%	7.82%	to	8.62%
2004	247	$11.76	to	$13.22	$2,980	1.29%	0.75%	to	1.50%	15.63%	to	16.51%
2003	115	$10.17	to	$11.37	$1,199	1.60%	0.75%	to	1.50%	15.86%	to	29.02%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING VP MidCap Opportunities Portfolio - Class I
2007	56	$14.81	to	$15.30	$860	-	0.75%	to	1.25%	24.14%	to	24.80%
2006	34	$11.93	to	$12.26	$411	-	0.75%	to	1.25%	6.42%	to	7.00%
2005	33	$11.21	to	$11.46	$379	-	0.75%	to	1.25%	9.05%	to	9.56%
2004	32	$10.28	to	$13.84	$340	-	0.75%	to	1.25%	10.18%	to	10.69%
2003	96	$9.33	to	$9.45	$905	-	0.75%	to	1.25%	34.83%	to	35.58%
ING VP MidCap Opportunities Portfolio - Class S
2007	533	$12.55	to	$13.38	$6,959	-	0.95%	to	1.90%	23.04%	to	24.23%
2006	742	$10.20	to	$10.77	$7,822	-	0.95%	to	1.90%	5.59%	to	6.63%
2005	1,074	$9.66	to	$10.10	$10,674	-	0.95%	to	1.90%	8.05%	to	9.07%
2004	1,180	$8.94	to	$9.26	$10,784	-	0.95%	to	1.90%	9.02%	to	10.11%
2003	818	$8.20	to	$8.41	$6,818	-	0.95%	to	1.90%	34.21%	to	35.43%
ING VP Real Estate Portfolio - Class I
2007	84	$17.18	to	$17.49	$1,460	2.08%	0.75%	to	1.25%	-17.16%	to	-16.79%
2006	242	$20.61	to	$21.02	$5,083	2.33%	0.75%	to	1.50%	34.41%	to	35.18%
2005	152	$15.43	to	$15.55	$2,360	3.04%	0.75%	to	1.25%	11.17%	to	11.63%
2004	86	$13.88	to	$13.93	$1,193	(b)	0.75%	to	1.25%		(b)
2003	(b)		(b)		(b)	(b)		(b)			(b)
ING VP SmallCap Opportunities Portfolio - Class I
2007	41	$9.66	to	$16.79	$410	-	0.75%	to	1.25%	8.66%	to	9.31%
2006	26	$8.89	to	$15.40	$241	-	0.75%	to	1.25%	11.12%	to	11.61%
2005	11	$8.00	to	$13.81	$88	-	0.75%	to	1.25%	7.82%	to	8.34%
2004	128	$7.42	to	$12.78	$970	-	0.75%	to	1.25%	8.80%	to	9.42%
2003	202	$6.78	to	$11.71	$1,392	-	0.75%	to	1.50%	36.95%	to	37.45%
ING VP SmallCap Opportunities Portfolio - Class S
2007	465	$8.65	to	$9.22	$4,184	-	0.95%	to	1.90%	7.72%	to	8.73%
2006	629	$8.03	to	$8.48	$5,223	-	0.95%	to	1.90%	10.30%	to	11.29%
2005	810	$7.28	to	$7.62	$6,065	-	0.95%	to	1.90%	6.74%	to	7.78%
2004	765	$6.82	to	$7.07	$5,342	-	0.95%	to	1.90%	7.91%	to	8.94%
2003	704	$6.32	to	$6.49	$4,528	-	0.95%	to	1.90%	35.62%	to	37.21%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING VP Balanced Portfolio - Class I
2007	6,094	$10.98	to	$40.47	$145,449	2.69%	0.75%	to	2.25%	3.20%	to	4.78%
2006	7,358	$10.64	to	$38.70	$165,989	2.39%	0.75%	to	2.25%	7.47%	to	9.16%
2005	6,847	$10.08	to	$27.78	$174,465	2.33%	0.75%	to	1.90%	2.34%	to	3.50%
2004	7,519	$9.85	to	$26.84	$189,559	2.00%	0.75%	to	2.25%	7.30%	to	8.58%
2003	6,962	$9.18	to	$24.72	$172,818	1.94%	0.75%	to	2.25%	16.65%	to	18.00%
ING VP Intermediate Bond Portfolio - Class I
2007	5,709	$10.77	to	$83.34	$105,197	3.54%	0.75%	to	2.25%	3.67%	to	5.26%
2006	6,657	$10.25	to	$79.47	$115,703	3.76%	0.75%	to	2.25%	1.75%	to	3.26%
2005	7,208	$11.62	to	$20.25	$130,583	3.70%	0.75%	to	1.90%	1.18%	to	2.38%
2004	7,665	$11.37	to	$19.78	$137,880	7.97%	0.75%	to	2.25%	2.91%	to	4.11%
2003	8,243	$10.94	to	$19.00	$143,435	1.80%	0.75%	to	2.25%	4.22%	to	5.51%
ING VP Money Market Portfolio - Class I
2007	15,622	$10.59	to	$16.11	$204,844	4.10%	0.75%	to	1.90%	3.14%	to	4.34%
2006	18,036	$10.17	to	$15.44	$224,967	2.87%	0.75%	to	2.25%	2.49%	to	4.11%
2005	17,339	$10.21	to	$14.83	$214,217	1.08%	0.75%	to	1.90%	1.09%	to	2.21%
2004	15,367	$10.10	to	$14.51	$192,781	1.13%	0.75%	to	2.25%	-0.88%	to	0.35%
2003	13,149	$10.02	to	$14.46	$173,894	1.89%	0.75%	to	2.25%	-1.07%	to	0.14%
Janus Aspen Series Balanced Portfolio - Institutional
Shares
2007	1	$34.05			$23	4.55%	0.75%			9.70%
2006	1	$31.04			$21	2.16%	0.75%			9.88%
2005	1	$28.25			$19	-	0.75%			7.17%
2004	9,164	$9.95	to	$27.77	$156,790	2.08%	0.75%	to	1.90%	6.53%	to	7.72%
2003	11,471	$9.34	to	$25.95	$186,531	2.17%	0.75%	to	1.90%	-46.48%	to	13.18%
Janus Aspen Series Flexible Bond Portfolio -
Institutional Shares
2007	1	$23.78			$12	8.33%	0.75%			6.21%
2006	1	$22.39			$12	4.88%	0.75%			3.47%
2005	1	$21.64			$11	-	0.75%			1.22%
2004	794	$11.46	to	$21.38	$15,748	5.17%	0.75%	to	1.50%	2.40%	to	3.19%
2003	1,144	$11.13	to	$20.72	$22,158	4.66%	0.75%	to	1.50%	4.82%	to	5.61%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Janus Aspen Series Large Cap Growth Portfolio -
Institutional Shares
2007	-	$22.50	to	$24.53	$9	-	0.75%	to	1.50%	13.35%	to	14.25%
2006	-	$19.85	to	$21.47	$8	0.49%	0.75%	to	1.50%	9.73%	to	10.56%
2005	-	$18.09	to	$19.42	$7	-	0.75%	to	1.50%	2.73%	to	3.52%
2004	6,667	$5.85	to	$21.12	$84,481	0.13%	0.75%	to	1.90%	2.45%	to	3.70%
2003	8,493	$5.71	to	$20.49	$105,326	0.08%	0.75%	to	1.90%	29.19%	to	30.80%
Janus Aspen Series Mid Cap Growth Portfolio -
Institutional Shares
2007	-	$30.28	to	$33.00	$8	-	0.75%	to	1.50%	20.21%	to	21.10%
2006	-	$25.19	to	$27.25	$7	-	0.75%	to	1.50%	11.96%	to	12.79%
2005	-	$22.50	to	$24.16	$6	-	0.75%	to	1.50%	10.62%	to	11.44%
2004	7,231	$4.59	to	$21.68	$94,264	-	0.75%	to	1.90%	18.30%	to	19.85%
2003	7,749	$3.88	to	$18.09	$88,717	-	0.75%	to	1.90%	32.77%	to	34.10%
Janus Aspen Series Worldwide Growth Portfolio -
Institutional Shares
2007	-	$28.87			$8	-	0.75%			8.82%
2006	-	$26.53			$7	1.72%	0.75%			17.29%
2005	-	$22.62			$6	-	0.75%			5.11%
2004	10,934	$5.95	to	$23.00	$154,245	0.94%	0.75%	to	1.90%	2.76%	to	3.96%
2003	13,736	$5.79	to	$22.26	$190,923	1.05%	0.75%	to	1.90%	21.64%	to	23.07%
Lord Abbett Series Fund - Mid-Cap Value Portfolio -
Class VC
2007	274	$14.54	to	$17.79	$4,141	0.43%	0.75%	to	1.50%	-0.95%	to	-0.20%
2006	306	$11.47	to	$17.86	$4,642	0.42%	0.75%	to	1.50%	10.54%	to	11.36%
2005	434	$13.28	to	$16.06	$5,924	0.52%	0.75%	to	1.50%	6.67%	to	7.43%
2004	292	$12.45	to	$14.98	$3,732	0.40%	0.75%	to	1.50%	22.18%	to	23.12%
2003	117	$10.19	to	$12.20	$1,217	0.66%	0.75%	to	1.50%	3.85%	to	23.87%
Oppenheimer Global Securities/VA
2007	3	$26.13			$84	1.20%	0.75%			5.53%
2006	3	$24.76			$83	0.98%	0.75%			16.79%
2005	3	$21.20			$72	2.12%	0.75%			13.49%
2004	2,073	$15.03	to	$23.47	$43,720	1.17%	0.75%	to	1.50%	17.37%	to	18.23%
2003	1,634	$12.73	to	$19.94	$29,539	0.55%	0.75%	to	1.50%	40.97%	to	41.96%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Oppenheimer Main Street Fund®/VA
2007	36	$11.11	to	$13.01	$434	0.98%	0.80%	to	1.25%	3.06%
2006	32	$10.78	to	$12.56	$381	2.21%	0.80%	to	1.25%	13.59%	to	14.08%
2005	4,588	$8.60	to	$14.43	$58,462	1.38%	0.95%	to	1.90%	3.99%	to	4.98%
2004	5,694	$8.27	to	$13.79	$68,396	0.85%	0.80%	to	2.25%	7.40%	to	8.45%
2003	5,799	$7.70	to	$12.76	$65,121	0.86%	0.95%	to	2.25%	24.19%	to	25.42%
Oppenheimer Main Street Small Cap Fund®/VA
2007	47	$12.90	to	$13.17	$617	0.30%	0.75%	to	1.50%	-2.71%	to	-1.94%
2006	54	$13.26	to	$13.43	$723	0.10%	0.75%	to	1.50%	13.65%	to	14.20%
2005	3	$11.72	to	$11.76	$41	(c)	0.75%	to	1.25%		(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
2003	(c)		(c)		(c)	(c)		(c)			(c)
Oppenheimer Mid Cap Fund/VA
2007	15	$10.93	to	$13.62	$180	-	0.80%	to	1.25%	5.00%
2006	6	$10.41	to	$12.91	$74	-	0.80%	to	1.25%	1.66%	to	2.14%
2005	2,781	$5.20	to	$16.97	$32,591	-	0.95%	to	1.90%	10.32%	to	11.25%
2004	3,156	$4.71	to	$15.29	$32,874	-	0.95%	to	1.90%	17.46%	to	18.63%
2003	3,313	$4.01	to	$12.93	$29,115	-	0.95%	to	1.90%	23.01%	to	24.42%
PIMCO Real Return Portfolio - Administrative Class
2007	383	$11.82	to	$12.04	$4,609	3.17%	0.75%	to	1.25%	9.14%	to	9.75%
2006	224	$10.75	to	$10.97	$2,452	4.26%	0.75%	to	1.50%	-0.37%	to	0.09%
2005	139	$10.87	to	$10.96	$1,526	3.42%	0.75%	to	1.25%	1.29%
2004	48	$10.82			$522	(b)	0.75%				(b)
2003	(b)		(b)		(b)	(b)		(b)			(b)
Pioneer Emerging Markets VCT Portfolio - Class I
2007	225	$12.71	to	$12.77	$2,870	(e)	0.75%	to	1.50%		(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
2003	(e)		(e)		(e)	(e)		(e)			(e)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Pioneer High Yield VCT Portfolio - Class I
2007	119	$11.89	to	$12.23	$1,452	5.69%	0.75%	to	1.50%	4.53% to 5.07%
2006	42	$11.48	to	$11.64	$480	4.35%	0.75%	to	1.25%	7.68%
2005	12	$10.81			$133	6.30%	0.75%			1.22%
2004	20	$10.68			$216	(b)	0.75%			(b)
2003	(b)		(b)		(b)	(b)		(b)		(b)
Wanger International Small Cap
2007	112	$10.46	to	$10.51	$1,172	(e)	0.75%	to	1.50%	(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)
2004	(e)		(e)		(e)	(e)		(e)		(e)
2003	(e)		(e)		(e)	(e)		(e)		(e)
Wanger Select
2007	267	$15.75	to	$16.19	$4,305	-	0.75%	to	1.50%	7.73% to 8.58%
2006	140	$14.62	to	$14.91	$2,085	0.29%	0.75%	to	1.50%	18.23% to 18.80%
2005	44	$12.45	to	$12.55	$554	(b)	0.75%	to	1.25%	9.61%
2004	22	$11.45			$249	(b)	0.75%			(b)
2003	(b)		(b)		(b)	(b)		(b)		(b)
Wanger U.S. Smaller Companies
2007	30	$13.97	to	$14.36	$436	-	0.75%	to	1.50%	3.79% to 4.59%
2006	42	$13.46	to	$13.73	$569	0.39%	0.75%	to	1.50%	6.53% to 7.10%
2005	43	$12.72	to	$12.82	$552	(b)	0.75%	to	1.25%	10.42%
2004	8	$11.61			$97	(b)	0.75%			(b)
2003	(b)		(b)		(b)	(b)		(b)		(b)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

(a)      As investment Division had no investments until 2003, this data is not meaningful and is therefore not presented.
(b)      As investment Division had no investments until 2004, this data is not meaningful and is therefore not presented.
(c)      As investment Division had no investments until 2005, this data is not meaningful and is therefore not presented.
(d)      As investment Division had no investments until 2006, this data is not meaningful and is therefore not presented.
(e)      As investment Division had no investments until 2007, this data is not meaningful and is therefore not presented.

A      The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions divided by the average net assets.
         The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B      The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense, administrative and other charges, as defined in Note 4. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C      Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

*      Includes units for annuity contracts in payout beginning in 2006.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Index to Consolidated Financial Statements
Page

Report of Independent Registered Public Accounting Firm	C-2

Consolidated Financial Statements:

Consolidated Statements of Operations for the years ended
December 31, 2007, 2006, and 2005	C-3

Consolidated Balance Sheets as of
December 31, 2007 and 2006	C-4

Consolidated Statements of Changes in Shareholder's Equity
for the years ended December 31, 2007, 2006, and 2005	C-6

Consolidated Statements of Cash Flows for the years ended
December 31, 2007, 2006, and 2005	C-7

Notes to Consolidated Financial Statements	C-9

Report of Independent Registered Public Accounting Firm

The Board of Directors

ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2007 and 2006, and the related consolidated statements of operations, changes in shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2007. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 14 to the financial statements, the Company restated 2006 and 2005 retained earnings (deficit), asset, and liability amounts presented in their consolidated balance sheets and changes in shareholder’s equity.

/s/ Ernst & Young LLP

Atlanta, Georgia

March 25, 2008

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Operations

(In millions)

	Year Ended December 31,
	2007	2006	2005
Revenue:
Net investment income	$1,054.7	$1,029.7	$1,037.1
Fee income	789.3	714.8	609.6
Premiums	46.8	37.5	43.2
Broker-dealer commission revenue	568.4	429.2	378.1
Net realized capital gains (losses)	(8.2)	3.0	22.0
Other income	0.9	15.7	7.7
Total revenue	2,451.9	2,229.9	2,097.7
Benefits and expenses:
Interest credited and other benefits
to contractowners	822.2	783.7	739.6
Operating expenses	652.2	568.3	524.3
Broker-dealer commission expense	568.4	429.2	378.1
Amortization of deferred policy acquisition
cost and value of business acquired	129.2	21.3	159.9
Interest expense	5.5	2.9	1.6
Total benefits and expenses	2,177.5	1,805.4	1,803.5
Income before income taxes	274.4	424.5	294.2
Income tax expense	56.0	122.7	21.5
Net income	$218.4	$301.8	$272.7

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	As of December 31,
	2007	2006
		(Restated)
Assets
Investments:
Fixed maturities, available-for-sale, at fair value
(amortized cost of $13,374.7 at 2007 and $15,150.1 at 2006)	$13,316.3	$15,112.2
Equity securities, available-for-sale, at fair value
(cost of $440.1 at 2007 and $233.6 at 2006)	446.4	251.7
Mortgage loans on real estate	2,089.4	1,879.3
Policy loans	273.4	268.9
Limited partnerships/corporations	636.1	359.2
Other investments	202.7	39.7
Securities pledged (amortized cost of $940.2 at 2007 and $1,106.2 at 2006)	934.1	1,099.5
Total investments	17,898.4	19,010.5
Cash and cash equivalents	252.3	311.2
Short-term investments under securities loan agreement	183.9	283.1
Accrued investment income	168.3	180.4
Receivables for securities sold	5.6	90.1
Reinsurance recoverable	2,594.4	2,715.4
Deferred policy acquisition costs	728.6	622.6
Value of business acquired	1,253.2	1,340.2
Notes receivable from affiliate	175.0	175.0
Short-term loan to affiliate	-	45.0
Due from affiliates	10.6	9.1
Property and equipment	147.4	75.1
Other assets	112.1	73.8
Assets held in separate accounts	48,091.2	43,550.8
Total assets	$71,621.0	$68,482.3

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	As of December 31,
	2007	2006
		(Restated)
Liabilities and Shareholder's Equity
Future policy benefits and claims reserves	$18,569.1	$19,984.1
Payables for securities purchased	0.2	42.6
Payables under securities loan agreement	165.1	283.1
Notes payable	9.9	-
Borrowed money	738.4	833.2
Due to affiliates	130.7	82.8
Current income taxes	56.8	59.8
Deferred income taxes	275.9	261.1
Other liabilities	542.7	371.1
Liabilities related to separate accounts	48,091.2	43,550.8
Total liabilities	68,580.0	65,468.6

Shareholder's equity
Common stock (100,000 shares authorized; 55,000
issued and outstanding; $50 per share value)	2.8	2.8
Additional paid-in capital	4,159.3	4,299.5
Accumulated other comprehensive loss	(33.8)	(14.0)
Retained earnings (deficit)	(1,087.3)	(1,274.6)
Total shareholder's equity	3,041.0	3,013.7
Total liabilities and shareholder's equity	$71,621.0	$68,482.3

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(In millions)

			Accumulated	Retained	Total
		Additional	Other	Earnings	Shareholder's
	Common	Paid-In	Comprehensive	(Deficit)	Equity
	Stock	Capital	Income (Loss)	(Restated)	(Restated)
Balance at December 31, 2004	$2.8	$4,566.8	$67.1	$(1,877.1)	$2,759.6
Prior period adjustment ($43.1 pretax)	-	-	-	28.0	28.0
Balance at January 1, 2005	2.8	4,566.8	67.1	(1,849.1)	2,787.6
Comprehensive income:
Net income	-	-	-	272.7	272.7
Other comprehensive loss, net of tax:
Change in net unrealized capital gains (losses)
on securities ($(108.4) pretax)	-	-	(77.5)	-	(77.5)
Minimum pension liability ($(1.1) pretax)	-	-	5.1	-	5.1
Total comprehensive income					200.3
Dividends paid	-	(20.5)	-	-	(20.5)
Employee share-based payments	-	3.3	-	-	3.3
Balance at December 31, 2005	2.8	4,549.6	(5.3)	(1,576.4)	2,970.7
Comprehensive income:
Net income	-	-	-	301.8	301.8
Other comprehensive loss, net of tax:
Change in net unrealized capital gains (losses)
on securities ($(23.4) pretax)	-	-	(10.7)	-	(10.7)
Pension liability and FAS No. 158
transition adjustment ($3.9 pretax)	-	-	2.5	-	2.5
					293.6
Total comprehensive income
Cumulative effect of change in accounting
principle ($(0.8) pretax)			(0.5)	-	(0.5)
Dividends paid	-	(256.0)	-	-	(256.0)
Employee share-based payments	-	5.9	-	-	5.9
Balance at December 31, 2006	2.8	4,299.5	(14.0)	(1,274.6)	3,013.7
Cumulative effect of change in
accounting principle	-	-	-	(31.1)	(31.1)
Balance at January 1, 2007	2.8	4,299.5	(14.0)	(1,305.7)	2,982.6
Comprehensive income:
Net income	-	-	-	218.4	218.4
Other comprehensive loss, net of tax:
Change in net unrealized capital gains (losses)
on securities ($(27.7) pretax), including
tax valuation allowance of $(6.4)	-	-	(24.4)	-	(24.4)
Pension liability ($7.1 pretax)	-	-	4.6	-	4.6
Total comprehensive income					198.6
Dividends paid	-	(145.0)	-	-	(145.0)
Employee share-based payments	-	4.8	-	-	4.8
Balance at December 31, 2007	$2.8	$4,159.3	$(33.8)	$(1,087.3)	$3,041.0

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Year Ended December 31,
	2007	2006	2005
Cash Flows from Operating Activities:
Net income	$218.4	$301.8	$272.7
Adjustments to reconcile net income to
net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value
of business acquired, and sales inducements	(193.4)	(191.0)	(174.0)
Amortization of deferred policy acquisition costs,
value of business acquired, and sales inducements	133.9	25.9	165.8
Net accretion/decretion of discount/premium	72.7	83.8	115.5
Future policy benefits, claims reserves, and
interest credited	599.0	662.5	634.2
Provision for deferred income taxes	30.4	75.6	11.0
Net realized capital losses (gains)	8.2	(3.0)	(22.0)
Depreciation	18.2	12.6	12.0
Change in:
Accrued investment income	12.1	23.2	(21.6)
Reinsurance recoverable	121.0	81.3	104.6
Other receivable and assets accruals	(37.0)	(20.1)	2.6
Due to/from affiliates	46.4	20.4	4.6
Other payables and accruals	17.8	86.3	(49.8)
Other, net	(16.4)	5.9	3.3
Net cash provided by operating activities	1,031.3	1,165.2	1,058.9
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, or redemption of:
Fixed maturities, available-for-sale	10,235.6	10,355.2	19,232.3
Equity securities, available-for-sale	113.8	91.7	119.8
Mortgage loans on real estate	205.4	197.0	179.0
Acquisition of:
Fixed maturities, available-for-sale	(8,425.5)	(8,802.1)	(19,435.9)
Equity securities, available-for-sale	(243.9)	(149.1)	(120.4)
Mortgage loans on real estate	(415.1)	(680.3)	(484.8)
Policy loans	(4.5)	(6.5)	0.3
Derivatives, net	32.2	1.4	4.2
Limited partnerships, net	(279.5)	(237.6)	(46.3)
Other investments	(182.1)	(4.0)	(1.5)
Purchases of property and equipment, net	(90.5)	(54.5)	(14.2)
Net cash provided by (used in) investing activities	945.9	711.2	(567.5)

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Year Ended December 31,
	2007	2006	2005
Cash Flows from Financing Activities:
Deposits received for investment contracts	1,600.0	1,875.7	2,024.2
Maturities and withdrawals from investment contracts	(3,451.2)	(3,420.7)	(2,237.5)
Short-term loans to affiliates	45.0	86.0	(106.0)
Short-term borrowings	(94.8)	(107.9)	(116.3)
Notes payable	9.9	-	-
Dividends to Parent	(145.0)	(256.0)	(20.5)
Net cash used in financing activities	(2,036.1)	(1,822.9)	(456.1)
Net (decrease) increase in cash and cash equivalents	(58.9)	53.5	35.3
Cash and cash equivalents, beginning of year	311.2	257.7	222.4
Cash and cash equivalents, end of year	$252.3	$311.2	$257.7
Supplemental cash flow information:
Income taxes paid, net	$45.1	$37.6	$47.1
Interest paid	$44.6	$40.8	$32.0

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

1.	Organization and Significant Accounting Policies

Basis of Presentation

ING Life Insurance and Annuity Company (“ILIAC”) is a stock life insurance company domiciled in the state of Connecticut. ILIAC and its wholly-owned subsidiaries (collectively, the “Company”) are providers of financial products and services in the United States. ILIAC is authorized to conduct its insurance business in all states and in the District of Columbia.

The consolidated financial statements include ILIAC and its wholly-owned subsidiaries, ING Financial Advisers, LLC (“IFA”) and Directed Services LLC (“DSL”). ILIAC is a direct, wholly-owned subsidiary of Lion Connecticut Holdings Inc. (“Lion” or “Parent”), which is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING”). ING is a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol “ING.”

On December 1, 2006, Lion contributed to ILIAC, Directed Services, Inc. (“DSI”), a New York corporation registered as a broker-dealer under the Securities Exchange Act of 1934 and as an investment advisor under the Investment Advisors Act of 1940, whose primary functions were the distribution of variable insurance products and investment advisory services for open-end mutual funds. Additionally, on December 12, 2006, ILIAC organized DSL as a wholly-owned Delaware limited liability company. On December 31, 2006, DSI merged with and into DSL and ceased to exist. Upon merger, the operations and broker-dealer and investment advisor registrations of DSI were consolidated into DSL, the surviving company. Effective January 1, 2007, ILIAC’s investment advisory agreement with certain variable funds offered in Company products was assigned to DSL.

Statement of Financial Accounting Standards (“FAS”) No. 141, “Business Combinations”, excludes transfers of net assets or exchanges of shares between entities under common control, and notes that certain provisions under Accounting Principles Board (“APB”) Opinion No. 16, “Business Combinations”, provide a source of guidance for such transactions. In accordance with APB Opinion No. 16, financial information of the combined entity is presented as if the entities had been combined for the full year, and all comparative financial statements are restated and presented as if the entities had previously been combined, in a manner similar to a pooling-of-interests. The consolidated financial statements give effect to the DSL consolidation transactions as if they had occurred on January 1, 2004 and include the following:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	2006	2005
Total revenue	$594.9	$507.7
Net income	35.8	28.2
Additional paid-in capital:
Dividends paid	25.0	20.5
Employee share-based payments	0.1	0.2

On May 11, 2006, ILIAC organized NWL as a wholly-owned subsidiary for the purpose of purchasing, constructing, developing, leasing, and managing a new corporate office facility to be located at One Orange Way, Windsor, Connecticut (the “Windsor Property”). Effective October 1, 2007, the principal executive office of ILIAC was changed to One Orange Way, Windsor, Connecticut.

On October 31, 2007, ILIAC’s subsidiary, NWL merged with and into ILIAC. As of the merger date, NWL ceased to exist, and ILIAC became the surviving corporation. The merger did not have an impact on ILIAC’s consolidated results of operations and financial position, as NWL was a wholly-owned subsidiary and already included in the consolidated financial statements for all periods presented since its formation.

Description of Business

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, and 457, as well as nonqualified deferred compensation plans. The Company’s products are offered primarily to individuals, pension plans, small businesses, and employer-sponsored groups in the health care, government, and education markets (collectively “not-for-profit” organizations) and corporate markets. The Company’s products are generally distributed through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents, and financial planners.

Products offered by the Company include deferred and immediate (payout annuities) annuity contracts. Company products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e. liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. The Company also offers investment advisory services and pension and retirement savings plan administrative services.

The Company has one operating segment.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Recently Adopted Accounting Standards

Accounting for Uncertainty in Income Taxes

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”), which creates a single model to address the accounting for the uncertainty in income tax positions recognized in a company’s financial statements. FIN 48 prescribes a recognition threshold and measurement criteria that must be satisfied to recognize a financial statement benefit of tax positions taken, or expected to be taken, on an income tax return. Additionally, FIN 48 provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.

FIN 48 was adopted by the Company on January 1, 2007. As a result of implementing FIN 48, the Company recognized a cumulative effect of change in accounting principle of $2.9 as a reduction to January 1, 2007 Retained earnings (deficit).

Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts

In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 05-1, “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts” (“SOP 05-1”), which states that when an internal replacement transaction results in a substantially changed contract, the unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets, related to the replaced contract should not be deferred in connection with the new contract. Contract modifications that meet various conditions defined by SOP 05-1 and result in a new contract that is substantially unchanged from the replaced contract, however, should be accounted for as a continuation of the replaced contract.

SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by the exchange of a contract for a new contract, by amendment, endorsement, or rider, to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 applies to internal replacements made primarily to contracts defined by FAS No. 60, “Accounting and Reporting by Insurance Enterprises” (“FAS No. 60”), as short-duration and long-duration insurance contracts, and by FAS No. 97, “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments” (“FAS No. 97”), as investment contracts.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

SOP 05-1 was adopted by the Company on January 1, 2007, and is effective for internal replacements occurring on or after that date. As a result of implementing SOP 05-1, the Company recognized a cumulative effect of change in accounting principle of $43.4, before tax, or $28.2, net of $15.2 of income taxes, as a reduction to January 1, 2007 Retained earnings (deficit). In addition, the Company revised its accounting policy on the amortization of deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA") to include internal replacements.

Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans

In September 2006, the FASB issued FAS No. 158, “Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans - An Amendment of FASB Statements No. 87, 88, 106, and 132R” (“FAS No. 158”). FAS No. 158 requires an employer to:

▪	Recognize in the statement of financial position, an asset for a plan’s overfunded status or a liability for a plan’s underfunded status;
▪	Measure a plan’s assets and obligations that determine its funded status as of the end of the fiscal year; and
▪	Recognize changes in the funded status of a defined benefit postretirement plan in the year in which the changes occur, reporting such changes in comprehensive income.

On December 31, 2006, the Company adopted the recognition and disclosure provisions of FAS No. 158. The effect of adopting FAS No. 158 on the Company’s financial condition at December 31, 2006 is included in the accompanying consolidated financial statements. FAS No. 158 did not have a significant effect on the Company’s financial condition at December 31, 2006. The provisions regarding the change in the measurement date of postretirement benefit plans are not applicable, as the Company already uses a measurement date of December 31 for its pension plans.

The incremental effects of adopting the provisions of FAS No. 158 on the Company’s Consolidated Balance Sheets at December 31, 2006 was $(0.5).

Accounting for Certain Hybrid Financial Instruments

In February 2006, the FASB issued FAS No. 155, “Accounting for Certain Hybrid Financial Instruments - an amendment of FASB Statements No. 133 and 140” (“FAS No. 155”), which permits the application of fair value accounting to certain hybrid financial instruments in their entirety if they contain embedded derivatives that would otherwise require bifurcation under FAS No. 133, “Accounting for Derivative Instruments and Hedging Activities” (“FAS No. 133”). Under this approach, changes in fair value would be recognized currently in earnings. In addition, FAS No. 155 does the following:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

▪	Clarifies which interest-only strips and principal-only strips are not subject to derivative accounting under FAS No. 133;
▪

Requires that interests in securitized financial assets be analyzed to identify interests that are freestanding derivatives or that are hybrid instruments that contain embedded derivatives requiring bifurcation;

▪	Clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and
▪	Allows a qualifying special-purpose entity to hold derivative financial instruments that pertain to beneficial interests, other than another derivative financial instrument.

FAS No. 155 was adopted by the Company on January 1, 2007, and is effective for all instruments acquired, issued, or subject to a remeasurement event, occurring on or after that date. The adoption of FAS No. 155 did not have a material effect on the Company’s financial position, results of operations, or cash flows.

New Accounting Pronouncements

Business Combinations

In December 2007, the FASB issued FAS No. 141 (revised 2007), “Business Combinations” (“FAS No. 141R”), which replaces FAS No. 141, “Business Combinations,” as issued in 2001. FAS No. 141R requires most identifiable assets, liabilities, noncontrolling interest, and goodwill, acquired in a business combination to be recorded at full fair value as of the acquisition date, even for acquisitions achieved in stages. In addition, the statement requires:

▪	Acquisition-related costs to be recognized separately and generally expensed;
▪	Non-obligatory restructuring costs to be recognized separately when the liability is incurred;
▪	Contractual contingencies acquired to be recorded at acquisition-date fair values;
▪	A bargain purchase, which occurs when the fair value of net assets acquired exceeds the consideration transferred plus any non-controlling interest in the acquiree, to be recognized as a gain; and
▪	The nature and financial effects of the business combination to be disclosed.

FAS No. 141R also amends or eliminates various other authoritative literature.

The provisions of FAS No. 141R are effective for fiscal years beginning on or after December 15, 2008 for all business combinations occurring on or after that date. As such, this standard will impact any Company acquisitions that occur on or after January 1, 2009.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Fair Value Option for Financial Assets and Financial Liabilities

In February 2007, the FASB issued FAS No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS No. 159”), which allows a company to make an irrevocable election, on specific election dates, to measure eligible items at fair value. The election to measure an item at fair value may be determined on an instrument by instrument basis, with certain exceptions. If the fair value option is elected, unrealized gains and losses will be recognized in earnings at each subsequent reporting date, and any upfront costs and fees related to the item will be recognized in earnings as incurred. Items eligible for the fair value option include:

▪	Certain recognized financial assets and liabilities;
▪	Rights and obligations under certain insurance contracts that are not financial instruments;
▪	Host financial instruments resulting from the separation of an embedded nonfinancial derivative instrument from a nonfinancial hybrid instrument; and
▪	Certain commitments.

FAS No. 159 is effective for fiscal years beginning after November 15, 2007. As of the effective date, the fair value option may be elected for eligible items that exist on that date. The effect of the first remeasurement to fair value shall be reported as a cumulative effect adjustment to the opening balance of Retained earnings (deficit). The Company will not be electing the fair value option for any eligible assets or liabilities in existence on January 1, 2008.

Fair Value Measurements

In September 2006, the FASB issued FAS No. 157, “Fair Value Measurements” (“FAS No. 157”). FAS No. 157 provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. FAS No. 157 does not expand the use of fair value in any new circumstances.

Under FAS No. 157, the FASB clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, FAS No. 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data. FAS No. 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

The provisions of FAS No. 157 are effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is in the process of determining the impact of adoption of FAS No. 157.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments, and other debt issues with a maturity of 90 days or less when purchased.

Investments

All of the Company’s fixed maturities and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Shareholder’s equity, after adjustment for related changes in experience-rated contract allocations, DAC, VOBA, and deferred income taxes.

Other-Than-Temporary Impairments

The Company analyzes the general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Management considers the length of time and the extent to which fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, and the Company’s intent and ability to retain the investment for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other-than-temporary impairment is considered to have occurred.

In addition, the Company invests in structured securities that meet the criteria of the Emerging Issues Task Force (“EITF”) Issue No. 99-20 “Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets” (“EITF 99-20”). Under EITF 99-20, a further determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company’s ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been adverse change in cash flow since the last remeasurement date.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

When a decline in fair value is determined to be other-than-temporary, the individual security is written down to fair value, and the loss is accounted for as a change in Net realized capital gains (losses).

Experience-Rated Products

Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum principal and interest guarantees. Unamortized realized capital gains (losses) on the sale of and unrealized capital gains (losses) on investments supporting these products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets. Net realized capital gains (losses) on all other investments are reflected in the Consolidated Statements of Operations. Unrealized capital gains (losses) on all other investments are reflected in Accumulated other comprehensive income (loss) in Shareholder’s equity, net of DAC and VOBA adjustments for unrealized capital gains (losses), and related income taxes.

Purchases and Sales

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Valuation

The fair value for fixed maturities is largely determined by one of two pricing methods: published price quotations or valuation techniques with market inputs. Security pricing is applied using a hierarchy or “waterfall” approach, whereby prices are first sought from published price quotations, including independent pricing services or broker-dealer quotations. Published price quotations may be unavailable or deemed unreliable due to a limited market for securities that are rarely traded or are traded only in privately negotiated transactions. As such, fair values for the remaining securities, consisting primarily of privately placed bonds, are then determined using risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security.

The fair values for actively traded equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value, where applicable.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Mortgage loans on real estate are reported at amortized cost, less impairment write-downs. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. If the loan is in foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Net realized capital gains (losses). At December 31, 2007 and 2006, the Company had no allowance for mortgage loan credit losses. The properties collateralizing mortgage loans are geographically dispersed throughout the United States, with the largest concentration of and 16.8% and 17.7% of properties in California at December 31, 2007 and 2006, respectively.

Policy loans are carried at unpaid principal balances.

Short-term investments, consisting primarily of money market instruments and other fixed maturity issues purchased with an original maturity of 91 days to one year, are considered available-for-sale and are carried at fair value.

Derivative instruments are reported at fair value primarily using the Company’s derivative accounting system. The system uses key financial data, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank Offered Rates (“LIBOR”), which are obtained from third party sources and uploaded into the system. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third party brokers. Embedded derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models or market quotations.

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements to increase the return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. Company policies require a minimum of 95% of the fair value of securities pledged under dollar rolls and repurchase agreement transactions to be maintained as collateral. Cash collateral received is invested in fixed maturities, and the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Consolidated Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements is included in Borrowed money on the Consolidated Balance Sheets.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. Company policies require a minimum of 102% of the fair value of securities pledged under reverse repurchase agreements to be pledged as collateral. Reverse repurchase agreements are included in Cash and cash equivalents on the Consolidated Balance Sheets.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Derivatives

The Company’s use of derivatives is limited mainly to hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. Generally, derivatives are not accounted for using hedge accounting treatment under FAS No. 133, as the Company has not historically sought hedge accounting treatment.

The Company enters into interest rate, equity market, credit default, and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Open derivative contracts are reported as either Other investments or Other liabilities, as appropriate, on the Consolidated Balance Sheets. Changes in the fair value of such derivatives are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

The Company also has investments in certain fixed maturity instruments, and has issued certain retail annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads.

Embedded derivatives within fixed maturity instruments are included in Fixed maturities, available-for-sale, on the Consolidated Balance Sheets, and changes in fair value are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Embedded derivatives within retail annuity products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets, and changes in the fair value are recorded in Interest credited and benefits to contractowners in the Consolidated Statements of Operations.

Deferred Policy Acquisition Costs and Value of Business Acquired

General

DAC represents policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and certain agency expenses, related to the production of new and renewal business.

VOBA represents the outstanding value of in force business capitalized in purchase accounting when the Company was acquired and is subject to amortization. The value is based on the present value of estimated net cash flows embedded in the Company’s contracts.

FAS No. 97 applies to universal life and investment-type products, such as fixed and variable deferred annuities. Under FAS No. 97, DAC and VOBA are amortized, with interest, over the life of the related contracts in relation to the present value of estimated future gross profits from investment, mortality, and expense margins, plus surrender charges.

Internal Replacements

Contractowners may periodically exchange one contract for another, or make modifications to an existing contract. Beginning January 1, 2007, these transactions are identified as internal replacements and are accounted for in accordance with Statement of Position 05-1.

Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. For deferred annuities, the estimated future gross profits of the new contracts are treated as revisions to the estimated future gross profits of the replaced contracts in the determination of amortization.

Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of deferred policy acquisition costs and value of business acquired in the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

As a result of implementing SOP 05-1, the Company recognized a cumulative effect of change in accounting principle of $43.4, before tax, or $28.2, net of $15.2 of income taxes, as a reduction to January 1, 2007 Retained earnings (deficit).

Unlocking

Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Several assumptions are considered significant in the estimation of future gross profits associated with variable deferred annuity products. One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include surrender and lapse rates, estimated interest spread, and estimated mortality.

Due to the relative size and sensitivity to minor changes in underlying assumptions of DAC and VOBA balances, the Company performs quarterly and annual analyses of DAC and VOBA. The DAC and VOBA balances are evaluated for recoverability.

At each evaluation date, actual historical gross profits are reflected, and estimated future gross profits and related assumptions are evaluated for continued reasonableness. Any adjustment in estimated future gross profits requires that the amortization rate be revised (“unlocking”), retroactively to the date of the policy or contract issuance. The cumulative unlocking adjustment is recognized as a component of current period amortization. In general, sustained increases in investment, mortality, and expense margins, and thus estimated future gross profits, lower the rate of amortization. Sustained decreases in investment, mortality, and expense margins, and thus estimated future gross profits, however, increase the rate of amortization.

Property and Equipment

Property and equipment are carried at cost, less accumulated depreciation. Expenditures for replacements and major improvements are capitalized; maintenance and repair expenditures are expensed as incurred.

At December 31, 2007 and 2006, total accumulated depreciation and amortization was $120.7 and $107.5, respectively. Depreciation on property and equipment is provided on a straight-line basis over the estimated useful lives of the assets with the exception of land and artwork, which are not depreciated or amortized. The Company’s property and equipment are depreciated using the following estimated useful lives.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Estimated Useful Lives
Buildings	40 years
Furniture and fixtures	5 years
Leasehold improvements	10 years, or the life of the lease, whichever is shorter
Equipment	3 years
Software	3 years

Reserves

The Company records as liabilities reserves to meet the Company’s future obligations under its variable annuity and fixed annuity products.

Future policy benefits and claims reserves include reserves for deferred annuities and immediate annuities with and without life contingent payouts.

Reserves for individual and group deferred annuity investment contracts and individual immediate annuities without life contingent payouts are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon, net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. Reserves interest rates vary by product and ranged from 1.6% to 7.8% for the years 2007, 2006, and 2005. Certain reserves also include unrealized gains and losses related to investments and unamortized realized gains and losses on investments for experience-rated contracts. Reserves on experienced-rated contracts reflect the rights of contractowners, plan participants, and the Company. Reserves for group immediate annuities without life contingent payouts are equal to the discount value of the payment at the implied break-even rate.

Reserves for individual immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rates, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by annuity type plan, year of issue, and policy duration. For the years 2007, 2006, and 2005, reserve interest rates ranged from 5.1% to 5.9%.

The Company has a significant concentration of reinsurance arising from the disposition of its individual life insurance business. In 1998, the Company entered into an indemnity reinsurance arrangement with certain subsidiaries of Lincoln National Corporation (“Lincoln”). Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction. The Company includes an amount in Reinsurance recoverable on the Consolidated Balance Sheets, which equals the Company’s total individual life reserves. Individual life reserves are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets.

Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Certain variable annuities offer guaranteed minimum death benefits (“GMDB”). The GMDB is accrued in the event the contractowner account value at death is below the guaranteed value and is included in reserves.

Revenue Recognition

For most annuity contracts, charges assessed against contractowner funds for the cost of insurance, surrenders, expenses, and other fees are recorded as revenue as charges are assessed. Other amounts received for these contracts are reflected as deposits and are not recorded as premiums or revenue. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected in both Premiums and Interest credited and other benefits to contractowners in the Consolidated Statements of Operations.

Premiums on the Consolidated Statements of Operations primarily represent amounts received for immediate annuities with life contingent payouts.

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractowners who bear the investment risk, subject, in limited cases, to certain minimum guarantees. Investment income and investment gains and losses generally accrue directly to such contractowners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contractowner or participant (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) under a contract, in shares of mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

Separate account assets and liabilities are carried at fair value and shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income, and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations (with the exception of realized and unrealized capital gains (losses) on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Assets and liabilities of separate account arrangements that do not meet the criteria for separate presentation in the Consolidated Balance Sheets (primarily the guaranteed interest option), and revenue and expenses related to such arrangements, are consolidated in the financial statements with the general account. At December 31, 2007 and 2006, unrealized capital losses of $11.0 and $7.3, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in Shareholder’s equity.

Reinsurance

The Company utilizes indemnity reinsurance agreements to reduce its exposure to losses from GMDBs in its annuity insurance business. Reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the Company’s primary liability as the direct insurer of the risks. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial strength and credit ratings of its reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company’s Consolidated Balance Sheets.

Of the Reinsurance recoverable on the Consolidated Balance Sheets, $2.6 billion and $2.7 billion at December 31, 2007 and 2006, respectively, is related to the reinsurance recoverable from certain subsidiaries of Lincoln arising from the disposal of the Company’s individual life insurance business in 1998 (see the Reinsurance footnote). Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction.

Income Taxes

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

2.	Investments

Fixed Maturities and Equity Securities

Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2007.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. Treasuries	$11.2	$0.7	$-	$11.9
U.S. government agencies and authorities	0.6	-	-	0.6
State, municipalities, and political subdivisions	66.1	0.1	2.2	64.0

U.S. corporate securities:
Public utilities	1,049.1	10.8	15.6	1,044.3
Other corporate securities	3,855.1	46.1	65.2	3,836.0
Total U.S. corporate securities	4,904.2	56.9	80.8	4,880.3

Foreign securities(1):
Government	379.3	17.1	6.6	389.8
Other	1,955.8	29.9	40.3	1,945.4
Total foreign securities	2,335.1	47.0	46.9	2,335.2

Residential mortgage-backed securities	4,146.1	101.8	63.5	4,184.4
Commercial mortgage-backed securities	1,927.3	10.7	52.3	1,885.7
Other asset-backed securities	924.3	5.5	41.5	888.3

Total fixed maturities, including
securities pledged	14,314.9	222.7	287.2	14,250.4
Less: securities pledged	940.2	8.0	14.1	934.1
Total fixed maturities	13,374.7	214.7	273.1	13,316.3
Equity securities	440.1	13.8	7.5	446.4

Total investments, available-for-sale	$13,814.8	$228.5	$280.6	$13,762.7

(1) Primarily U.S. dollar denominated.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2006.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. Treasuries	$25.5	$0.1	$-	$25.6
U.S. government agencies and authorities	276.6	3.6	3.3	276.9
State, municipalities, and political subdivisions	45.4	1.1	0.1	46.4

U.S. corporate securities:
Public utilities	1,111.4	9.1	15.7	1,104.8
Other corporate securities	4,281.8	47.6	62.3	4,267.1
Total U.S. corporate securities	5,393.2	56.7	78.0	5,371.9

Foreign securities(1):
Government	466.0	31.8	3.5	494.3
Other	2,000.4	28.3	33.3	1,995.4
Total foreign securities	2,466.4	60.1	36.8	2,489.7

Residential mortgage-backed securities	4,529.8	52.4	82.2	4,500.0
Commercial mortgage-backed securities	2,261.3	14.0	28.6	2,246.7
Other asset-backed securities	1,258.1	6.5	10.1	1,254.5

Total fixed maturities, including
securities pledged	16,256.3	194.5	239.1	16,211.7
Less: securities pledged	1,106.2	6.4	13.1	1,099.5
Total fixed maturities	15,150.1	188.1	226.0	15,112.2
Equity securities	233.6	20.4	2.3	251.7

Total investments, available-for-sale	$15,383.7	$208.5	$228.3	$15,363.9

(1) Primarily U.S. dollar denominated.

At December 31, 2007 and 2006, net unrealized losses were $58.2 and $26.5, respectively, on total fixed maturities, including securities pledged to creditors, and equity securities. At December 31, 2007 and 2006, $16.4 and $52.4, respectively, of net unrealized capital gains (losses) was related to experience-rated contracts and was not reflected in Shareholder’s equity but in Future policy benefits and claim reserves.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The amortized cost and fair value of total fixed maturities as of December 31, 2007, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$363.4	$363.6
After one year through five years	2,440.7	2,451.6
After five years through ten years	2,779.9	2,761.2
After ten years	1,733.2	1,715.6
Mortgage-backed securities	6,073.4	6,070.1
Other asset-backed securities	924.3	888.3
Less: securities pledged	940.2	934.1
Fixed maturities, excluding securities pledged	$13,374.7	$13,316.3

The Company did not have any investments in a single issuer, other than obligations of the U.S. government and government agencies, with a carrying value in excess of 10% of the Company’s Shareholder’s equity at December 31, 2007 or 2006.

At December 31, 2007 and 2006, fixed maturities with fair values of $13.9 and $11.2, respectively, were on deposit as required by regulatory authorities.

The Company invests in various categories of collateralized mortgage obligations (“CMOs”) that are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. At December 31, 2007 and 2006, approximately 11.3% and 8.4%, respectively, of the Company’s CMO holdings were invested in those types of CMOs which are subject to more prepayment and extension risk than traditional CMOs, such as interest-only or principal-only strips.

Equity Securities

Equity securities, available-for-sale, included investments with fair values of $279.5 and $219.5 in ING proprietary funds as of December 31, 2007 and 2006, respectively.

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements. At December 31, 2007 and 2006, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions was $757.6 and $832.4, respectively. The repurchase obligation related to dollar rolls and repurchase agreements totaled $734.8 and $833.2 at December 31, 2007 and 2006, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company also engages in reverse repurchase agreements. At December 31, 2007 and 2006, the Company did not have any reverse repurchase agreements.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was immaterial at December 31, 2007 and 2006. The Company believes the counterparties to the dollar rolls, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is minimal.

Unrealized Capital Losses

Unrealized capital losses in fixed maturities at December 31, 2007 and 2006, were primarily related to interest rate movement or spread widening to mortgage and other asset-backed securities. Mortgage and other asset-backed securities include U.S. government-backed securities, principal protected securities, and structured securities, which did not have an adverse change in cash flows. The following table summarizes the unrealized capital losses by duration and reason, along with the fair value of fixed maturities, including securities pledged, in unrealized capital loss positions at December 31, 2007 and 2006.

	Less than	More than	More than
	Six	Six Months	Twelve
	Months	and less than	Months	Total
	Below	Twelve Months	Below	Unrealized
	Amortized	Below Amortized	Amortized	Capital
2007	Cost	Cost	Costs	Loss
Interest rate or spread widening	$18.8	$62.3	$48.8	$129.9
Mortgage and other
asset-backed securities	30.1	69.0	58.2	157.3
Total unrealized capital losses	$48.9	$131.3	$107.0	$287.2
Fair value	$2,256.2	$2,217.7	$3,612.1	$8,086.0

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	Less than	More than	More than
	Six	Six Months	Twelve
	Months	and less than	Months	Total
	Below	Twelve Months	Below	Unrealized
	Amortized	Below Amortized	Amortized	Capital
2006	Cost	Cost	Costs	Loss
Interest rate or spread widening	$10.8	$4.8	$102.6	$118.2
Mortgage and other
asset-backed securities	11.0	2.5	107.4	120.9
Total unrealized capital losses	$21.8	$7.3	$210.0	$239.1
Fair value	$2,447.4	$501.5	$6,726.2	$9,675.1

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities is 96.9% of the average book value. In addition, this category includes 761 securities, which have an average quality rating of AA. No other-than-temporary impairment loss was considered necessary for these fixed maturities as of December 31, 2007.

Other-Than-Temporary Impairments

The following table identifies the Company’s other-than-temporary impairments by type for the years ended December 31, 2007, 2006, and 2005.

	2007		2006		2005
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
Limited partnerships	$3.0	1	$-	-	$-	-
U.S. Treasuries	-	-	6.4	4	0.1	2
U.S. corporate	36.3	113	24.4	67	3.9	15
Foreign	19.1	54	4.2	10	0.3	1
Residential mortgage-backed	7.1	30	16.6	76	44.7	82
Other asset-backed	10.5	21	7.0	1	-	-
Equity securities	-	-	0.1	3	-	-

Total	$76.0	219	$58.7	161	$49.0	100

The above schedule includes $16.4, $16.1, and $43.3 for the years ended December 31, 2007, 2006, and 2005, respectively, in other-than-temporary write-downs related to the analysis of credit-risk and the possibility of significant prepayment risk. The remaining $59.6, $42.6, and $5.7 in write-downs for the years ended December 31, 2007, 2006, and 2005, respectively, are related to investments that the Company does not have the intent to retain for a period of time sufficient to allow for recovery in fair value. The following table summarizes these write-downs recognized by type for the years ended December 31, 2007, 2006, and 2005.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	2007		2006		2005
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$-	-	$6.4	4	$0.1	2
U.S. corporate	31.6	102	24.4	67	2.3	13
Foreign	19.1	54	4.2	10	-	-
Residential mortgage-backed	2.6	2	0.6	1	3.3	2
Other asset-backed	6.3	16	7.0	1	-	-
Total	$59.6	174	$42.6	83	$5.7	17

The remaining fair value of the fixed maturities with other-than-temporary impairments at December 31, 2007, 2006, and 2005 was $1,210.8, $704.4, and $475.0, respectively.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations new factors, including changes in the business environment, can change the Company’s previous intent to continue holding a security.

Net Investment Income

Sources of Net investment income were as follows for the years ended December 31, 2007, 2006, and 2005.

	2007	2006	2005
Fixed maturities, available-for-sale	$895.5	$969.0	$978.9
Equity securities, available-for-sale	38.5	10.5	9.7
Mortgage loans on real estate	118.5	93.6	73.0
Policy loans	14.1	13.2	30.0
Short-term investments and cash equivalents	2.2	2.4	2.7
Other	88.3	44.5	38.7
Gross investment income	1,157.1	1,133.2	1,133.0
Less: investment expenses	102.4	103.5	95.9
Net investment income	$1,054.7	$1,029.7	$1,037.1

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to other-than-temporary impairment of investments and changes in fair value of derivatives. The cost of the investments on disposal is determined based on specific identification of securities. Net realized capital gains (losses) on investments were as follows for the years ended December 31, 2007, 2006, and 2005.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	2007	2006	2005
Fixed maturities, available-for-sale	$(50.3)	$(67.0)	$1.0
Equity securities, available-for-sale	6.4	9.3	12.4
Derivatives	(123.0)	(3.9)	17.9
Other	(2.6)	-	(0.3)
Less: allocation to experience-rated contracts	161.3	(64.6)	9.0
Net realized capital (loss) gains	$(8.2)	$3.0	$22.0
After-tax net realized capital (loss) gains	$(5.3)	$2.0	$14.3

The increase in Net realized capital losses for the year ended December 31, 2007, was primarily due to realized losses on derivatives, primarily related to losses on interest rate swaps and widening of credit spreads.

Net realized capital gains (losses) allocated to experience-rated contracts were deducted from Net realized capital gains (losses) and an offsetting amount was reflected in Future policy benefits and claim reserves on the Consolidated Balance Sheets. Net unamortized realized capital gains allocated to experienced-rated contractowners were $53.8, $164.5, $240.3, at December 31, 2007, 2006, and 2005, respectively.

Proceeds from the sale of fixed maturities and equity securities, available-for-sale, and the related gross gains and losses, excluding those related to experience-related contracts, were as follows for the years ended December 31, 2007, 2006, and 2005.

	2007	2006	2005
Proceeds on sales	$5,738.8	$6,481.2	$10,062.3
Gross gains	66.4	109.0	161.1
Gross losses	(101.2)	110.9	93.9

3.	Financial Instruments

Estimated Fair Value

The following disclosures are made in accordance with the requirements of FAS No. 107, “Disclosures about Fair Value of Financial Instruments” (“FAS No. 107”). FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

FAS No. 107 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

Fixed maturities, available-for-sale: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices or dealer quotes. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower's ability to compete in their relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities, available-for-sale: Fair values of these securities are based upon quoted market price. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion price, where applicable.

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Cash and cash equivalents, Short-term investments under securities loan agreement, and Policy loans: The carrying amounts for these assets approximate the assets’ fair values.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the individual securities in the separate accounts.

Investment contract liabilities (included in Future policy benefits and claim reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

Without a fixed maturity: Fair value is estimated as the amount payable to the contractowner upon demand. However, the Company has the right under such contracts to delay payment of withdrawals, which may ultimately result in paying an amount different than that determined to be payable on demand.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Other financial instruments reported as assets and liabilities: The carrying amounts for these financial instruments (primarily derivatives and limited partnerships) approximate the fair values of the assets and liabilities. Derivatives are carried at fair value, which is determined using the Company’s derivative accounting system in conjunction with key financial data from third party sources or through values established by third party brokers, on the Consolidated Balance Sheets.

The carrying values and estimated fair values of certain of the Company’s financial instruments were as follows at December 31, 2007 and 2006.

	2007		2006
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturities, available-for-sale,
including securities pledged	$14,250.4	$14,250.4	$16,211.7	$16,211.7
Equity securities, available-for-sale	446.4	446.4	251.7	251.7
Mortgage loans on real estate	2,089.4	2,099.3	1,879.3	1,852.6
Policy loans	273.4	273.4	268.9	268.9
Cash, cash equivalents, and
short-term investments under
securities loan agreement	436.2	436.2	594.3	594.3
Other investments	838.8	838.8	398.9	398.9
Assets held in separate accounts	48,091.2	48,091.2	43,550.8	43,550.8
Liabilities:
Investment contract liabilities:
With a fixed maturity	1,251.1	1,308.7	1,475.1	1,529.2
Without a fixed maturity	13,421.9	13,379.1	14,407.2	14,367.8
Derivatives	200.3	200.3	45.1	45.1

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company’s management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Derivative Financial Instruments

	Notional Amount		Fair Value
	2007	2006	2007	2006
Interest Rate Swaps
Interest rate swaps are used to manage the interest
rate risk in the Company’s fixed maturities portfolio,
as well as the Company’s liabilities. Interest rate
swaps represent contracts that require the exchange
of cash flows at regular interim periods, typically
monthly or quarterly.	$7,680.0	$3,277.8	$(111.6)	$16.4

Foreign Exchange Swaps
Foreign exchange swaps are used to reduce the risk
of a change in the value, yield, or cash flow with
respect to invested assets. Foreign exchange
swaps represent contracts that require the
exchange of foreign currency cash flows for
U.S. dollar cash flows at regular interim periods,
typically quarterly or semi-annually.	224.5	204.4	(45.3)	(30.9)

Credit Default Swaps
Credit default swaps are used to reduce the credit loss
exposure with respect to certain assets that the
Company owns, or to assume credit exposure to
certain assets that the Company does not own.
Payments are made to or received from the
counterparty at specified intervals and amounts
for the purchase or sale of credit protection.
In the event of a default on the underlying credit
exposure, the Company will either receive
an additional payment (purchased credit
protection) or will be required to make an additional
payment (sold credit protection) equal to the notional
value of the swap contract.	335.9	756.8	(8.8)	(2.5)

Total Return Swaps
Total return swaps are used to assume credit
exposure to a referenced index or asset pool.
The difference between different floating-rate
interest amounts calculated by reference to an
agreed upon notional principal amount is exchanged
with other parties at specified intervals.	-	139.0	-	0.3

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	Notional Amount		Fair Value
	2007	2006	2007	2006
Swaptions
Swaptions are used to manage interest rate risk in the
Company’s collateralized mortgage obligation portfolio.
Swaptions are contracts that give the Company the
option to enter into an interest rate swap at a specific
future date.	$542.3	$1,112.0	$0.2	$5.2

Embedded Derivatives
The Company also has investments in certain fixed
maturity instruments that contain embedded derivatives
whose market value is at least partially determined by,
among other things, levels of or changes in domestic
and/or foreign interest rates (short- or long-term),
exchange rates, prepayment rates, equity rates, or
credit ratings/spreads.
Within securities	N/A*	N/A*	40.8	(2.7)
Within annuity products	N/A*	N/A*	78.1	-

* N/A - not applicable.

Credit Default Swaps

As of December 31, 2007, the maximum potential future exposure to the Company on the sale of credit protection under credit default swaps was $136.2.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

4.	Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within DAC was as follows for the years ended December 31, 2007, 2006, and 2005.

Balance at January 1, 2005	$414.5
Prior period adjustment	(1.0)
Balance at January 1, 2005 (restated)	413.5
Deferrals of commissions and expenses	123.1
Amortization:
Amortization	(59.6)
Interest accrued at 5% to 7%	30.7
Net amortization included in the Consolidated Statements of Operations	(28.9)
Change in unrealized capital gains (losses) on available-for-sale securities	3.7
Balance at December 31, 2005	511.4
Deferrals of commissions and expenses	136.0
Amortization:
Amortization	(62.1)
Interest accrued at 6% to 7%	37.5
Net amortization included in the Consolidated Statements of Operations	(24.6)
Change in unrealized capital gains (losses) on available-for-sale securities	(0.2)
Balance at December 31, 2006	622.6
Deferrals of commissions and expenses	147.1
Amortization:
Amortization	(80.9)
Interest accrued at 5% to 7%	44.8
Net amortization included in the Consolidated Statements of Operations	(36.1)
Change in unrealized capital gains (losses) on available-for-sale securities	1.0
Implementation of SOP 05-01	(6.0)
Balance at December 31, 2007	$728.6

The estimated amount of DAC to be amortized, net of interest, is $45.1, $44.1, $46.0, $42.4, and $42.1, for the years 2008, 2009, 2010, 2011 and 2012, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Activity within VOBA was as follows for the years ended December 31, 2007, 2006, and 2005.

Balance at January 1, 2005	$1,365.2
Prior period adjustment	(2.7)
Balance at January 1, 2005 (restated)	1,362.5
Deferrals of commissions and expenses	49.3
Amortization:
Amortization	(219.4)
Interest accrued at 5% to 7%	88.4
Net amortization included in the Consolidated Statements of Operations	(131.0)
Change in unrealized capital gains (losses) on available-for-sale securities	10.9
Balance at December 31, 2005	1,291.7
Deferrals of commissions and expenses	46.2
Amortization:
Amortization	(82.4)
Interest accrued at 5% to 7%	85.7
Net amortization included in the Consolidated Statements of Operations	3.3
Change in unrealized capital gains (losses) on available-for-sale securities	(1.0)
Balance at December 31, 2006	1,340.2
Deferrals of commissions and expenses	40.5
Amortization:
Amortization	(177.3)
Interest accrued at 5% to 7%	84.2
Net amortization included in the Consolidated Statements of Operations	(93.1)
Change in unrealized capital gains (losses) on available-for-sale securities	2.9
Implementation of SOP 05-1	(37.3)
Balance at December 31, 2007	$1,253.2

The estimated amount of VOBA to be amortized, net of interest, is $99.4, $90.8, $88.0, $82.4, and $77.1, for the years 2008, 2009, 2010, 2011, and 2012, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

Analysis of DAC and VOBA

The increase in Amortization of DAC and VOBA for the year ended December 31, 2007, was primarily driven by unfavorable unlocking of $131.3 attributable to an increase in actual gross profits related to higher fee income and fixed margins in 2007. In addition, amortization for the year ended December 31, 2006 was lower due to favorable unlocking, as a result of prospective expense assumption changes.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The decrease in Amortization of DAC and VOBA in 2006 is primarily driven by favorable unlocking of $83.3, resulting from the refinements of the Company’s estimates of persistency, expenses and other assumptions. In addition, the decrease in amortization reflects lower actual gross profits, primarily due to a legal settlement incurred in 2006.

Amortization of DAC and VOBA increased in 2005 primarily due to increased gross profits, which were driven by higher fixed margins and variable fees because of higher average assets under management (“AUM”), partially offset by higher expenses. The Company revised long-term separate account return and certain contractowner withdrawal behavior assumptions, as well as reflected current experience during 2005, resulting in a deceleration of amortization of DAC and VOBA of $11.7.

5.	Dividend Restrictions and Shareholder’s Equity

ILIAC’s ability to pay dividends to its parent is subject to the prior approval of insurance regulatory authorities of the State of Connecticut for payment of any dividend, which, when combined with other dividends paid within the preceding 12 months, exceeds the greater of (1) ten percent (10%) of ILIAC’s statutory surplus at the prior year end or (2) ILIAC’s prior year statutory net gain from operations.

During 2007, 2006, and 2005, ILIAC paid $145.0, $256.0, and $20.5, respectively, in dividends on its common stock to its parent.

During 2006, Lion contributed to ILIAC DSI, which had $50.5 in equity on the date of contribution and was accounted for in a manner similar to a pooling-of-interests. During 2007, 2006, and 2005, ILIAC did not receive any cash capital contributions from its parent.

The Insurance Department of the State of Connecticut (the “Department”) recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net income was $245.5, $138.3, and $258.5, for the years ended December 31, 2007, 2006, and 2005, respectively. Statutory capital and surplus was $1,388.0 and $1,447.5 as of December 31, 2007 and 2006, respectively.

As of December 31, 2007, ILIAC did not utilize any statutory accounting practices that are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

6.	Additional Insurance Benefits and Minimum Guarantees

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2007, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $7.1 billion and $80.4, respectively. As of December 31, 2006, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $6.4 billion and $0.7, respectively.

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2007 and 2006 was $7.1 billion and $6.4 billion, respectively.

7.	Income Taxes

Effective January 1, 2006, ILIAC files a consolidated federal income tax return with ING America Insurance Holdings (“ING AIH”) and certain other subsidiaries of ING AIH that are eligible corporations qualified to file consolidated federal income tax returns as part of the ING AIH affiliated group. Effective January 1, 2006, ILIAC is party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the group whereby ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate. For calendar year 2005, ILIAC filed a consolidated federal income tax return with its (former) subsidiary, ING Insurance Company of America.

	2007	2006	2005
Current tax expense (benefit):
Federal	$28.6	$23.3	$4.9
State	(9.0)	20.0	4.9
Total current tax expense	19.6	43.3	9.8
Deferred tax expense:
Federal	36.4	79.4	11.7
Total deferred tax expense	36.4	79.4	11.7
Total income tax expense	$56.0	$122.7	$21.5

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons for the years ended December 31, 2007, 2006 and 2005:

	2007	2006	2005
Income before income taxes	$274.4	$424.5	$294.2
Tax rate	35.0%	35.0%	35.0%
Income tax at federal statutory rate	96.0	148.6	103.0
Tax effect of:
Dividend received deduction	(26.2)	(36.5)	(25.8)
IRS audit settlement	-	-	(58.2)
State audit settlement	(21.8)	-	-
State tax expense	-	13.0	3.2
Other	8.0	(2.4)	(0.7)
Income tax expense	$56.0	$122.7	$21.5

Temporary Differences

The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2007 and 2006, are presented below.

	2007	2006
Deferred tax assets:
Insurance reserves	$216.6	$250.3
Net unrealized capital loss	6.4	-
Unrealized losses allocable to experience-rated contracts	5.7	18.3
Investments	6.7	3.5
Postemployment benefits	75.9	74.7
Compensation	27.3	25.1
Other	32.4	19.9
Total gross assets before valuation allowance	371.0	391.8
Less: valuation allowance	(6.4)	-
Assets, net of valuation allowance	364.6	391.8

Deferred tax liabilities:
Value of business acquired	(436.7)	(469.1)
Net unrealized capital gains	-	(15.9)
Deferred policy acquisition costs	(203.8)	(167.9)
Total gross liabilities	(640.5)	(652.9)
Net deferred income tax liability	$(275.9)	$(261.1)

Net unrealized capital gains and losses are presented as a component of other comprehensive income (loss) in Shareholder’s equity, net of deferred taxes.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. As of December 31, 2007, the Company had a $6.4 valuation allowance related to unrealized capital losses on investments, which is included in Accumulated other comprehensive income (loss). The Company had no valuation allowance as of December 31, 2006.

Tax Sharing Agreement

ILIAC had a payable of $ 56.8 and $ 59.8 to ING AIH at December 31, 2007 and 2006, respectively, for federal income taxes under the inter-company tax sharing agreement.

See Related Party Transactions footnote for more information.

Unrecognized Tax Benefits

As a result of implementing FIN 48, the Company recognized a cumulative effect of change in accounting principle of $2.9 as a reduction to January 1, 2007 Retained earnings (deficit). In addition, the Company had $68.0 of unrecognized tax benefits as of January 1, 2007, of which $52.1 would affect the Company’s effective tax rate if recognized.

A reconciliation of the change in the unrecognized income tax benefits for the year is as follows:

Balance at January 1, 2007	$ 68.0
Additions for tax positions related to current year	2.9
Additions (reductions) for tax positions related to prior years	(23.5)
Balance at December 31, 2007	$ 47.4

The Company had $42.6 of unrecognized tax benefits as of December 31, 2007 that would affect the Company’s effective tax rate if recognized.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in Current income taxes and Income tax expense on the Balance Sheets and Statements of Operations, respectively. The Company had accrued interest of $16.9 as of December 31, 2007.

Regulatory Matters

The Company is under audit by the Internal Revenue Service (“IRS”) for tax years 2002 through 2005, and is subject to state audit in New York for years 1995 through 2000. It is anticipated that the IRS audit of tax years 2002 and 2003 will be finalized within the next twelve months. Upon finalization of the IRS exam, it is reasonably possible that the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

unrecognized tax benefits will decrease by up to $17.7. It is also reasonably possible that the aforementioned state tax audits may be settled within the next twelve months. It is reasonably possible that the unrecognized tax benefit on uncertain tax positions related to the New York state tax audit will decrease by up to $11.4. The timing of the settlement and any potential future payment of the remaining allowance of $18.3 cannot be reliably estimated.

On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the dividend received deduction (“DRD”) on separate account assets held in connection with variable annuity and life insurance contracts. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54 issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing, substance, and effective date of any such regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives.

Under prior law, life insurance companies were allowed to defer from taxation a portion of income. Deferred income of $17.2 was accumulated in the Policyholders Surplus Account and would only become taxable under certain conditions, which management believed to be remote. In 2004, Congress passed the American Jobs Creation Act of 2004 allowing certain tax-free distributions from the Policyholders’ Surplus Account during 2005 and 2006. During 2006, the Company made a dividend distribution of $256.0, which eliminated the $17.2 balance in the Policyholders Surplus Account and, therefore, any potential tax on the accumulated balance.

8.	Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001. Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $17.2, $23.8, and $22.5, for

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

2007, 2006, and 2005, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

ING North America sponsors the ING Americas Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company’s employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria. The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan (“ESOP”) component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges to operations of the Company for the Savings Plan were $10.1, $9.7, and $8.9, for the years ended December 31, 2007, 2006, and 2005, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Non-Qualified Retirement Plans

Through December 31, 2001, the Company, in conjunction with ING North America, offered certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the “SERPs”). Benefit accruals under the SERPs ceased, effective as of December 31, 2001. Benefits under the SERPs are determined based on an eligible employee’s years of service and average annual compensation for the highest five years during the last ten years of employment.

The Company, in conjunction with ING North America, sponsors the Pension Plan for Certain Producers of ING Life Insurance and Annuity Company (formerly the Pension Plan for Certain Producers of Aetna Life Insurance and Annuity Company) (the “Agents Non-Qualified Plan”). This plan covers certain full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan (“Career Agents”). The Agents Non-Qualified Plan was terminated effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The SERPs and Agents Non-Qualified Plan, are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and ING North America. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following tables summarize the benefit obligations, fair value of plan assets, and funded status, for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2007 and 2006.

	2007	2006
Change in Projected Benefit Obligation:
Projected benefit obligation, January 1	$97.7	$106.8
Interest cost	5.4	5.5
Benefits paid	(9.3)	(8.3)
Actuarial loss on obligation	(8.2)	(6.3)
Projected benefit obligation, December 31	$85.6	$97.7

Fair Value of Plan Assets:
Fair value of plan assets, December 31	$-	$-

Amounts recognized in the Consolidated Balance Sheets consist of:

	2007	2006
Accrued benefit cost	$(85.6)	$(97.7)
Intangible assets	-	-
Accumulated other comprehensive income	4.9	14.1
Net amount recognized	$(80.7)	$(83.6)

At December 31, 2007 and 2006, the projected benefit obligation was $85.6 and $97.7, respectively.

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2007 and 2006 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2007	2006
Discount rate at beginning of period	5.90%	5.50%
Rate of compensation increase	4.20%	4.00%

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries (particularly the Citigroup Pension Discount Curve Liability Index), including a discounted cash flow analysis of the Company’s pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the Retirement Plan. Based upon all available information, it was determined that 6.5% was the appropriate discount rate as of December 31, 2007, to calculate the Company’s accrued benefit liability. Accordingly, as prescribed by SFAS No. 87, “Employers’ Accounting for Pensions”, the 6.5% discount rate will also be used to determine the Company’s 2008 pension expense. December 31 is the measurement date for the SERP’s and Agents Non-Qualified Plan.

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2007	2006	2005
Discount rate	6.50%	5.90%	6.00%
Rate of increase in compensation levels	4.20%	4.00%	4.00%

The weighted average assumptions used in calculating the net pension cost for 2007 were, as indicated above, a 6.5% discount rate and a 4.2% rate of compensation increase. Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2007, 2006, and 2005, were as follows:

	2007	2006	2005
Interest cost	$5.4	$5.5	$6.0
Net actuarial loss recognized in the year	0.7	2.0	1.3
Unrecognized past service cost recognized in the year	-	0.2	0.2
The effect of any curtailment or settlement	0.4	0.4	0.3
Net periodic benefit cost	$6.5	$8.1	$7.8

Cashflows

In 2008, the employer is expected to contribute $5.5 to the SERPs and Agents Non-Qualified Plan. Future expected benefit payments related to the SERPs, and Agents Non-Qualified Plan, for the years ended December 31, 2008 through 2012, and thereafter through 2017, are estimated to be $5.5, $4.0, $4.0, $4.3, $4.4 and $21.1, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Other

On October 4, 2004, the President signed into law The Jobs Creation Act (“Jobs Act”). The Jobs Act affects nonqualified deferred compensation plans, such as the Agents Nonqualified Plan. ING North America will make changes to impacted nonqualified deferred compensation plans, as necessary to comply with the requirements of the Jobs Act.

Stock Option and Share Plans

ING sponsors the ING Group Long Term Equity Ownership Plan (“leo”), which provides employees of the Company who are selected by the ING Board of Directors to be granted options and/or performance shares. The terms applicable to an award under leo are set out in an award agreement, which is signed by the participant when he or she accepts the award.

Options granted under leo are nonqualified options on ING shares in the form of American Depository Receipts (“ADRs”). Leo options have a ten (10) year term and vest three years from the grant date. Options awarded under leo may vest earlier in the event of the participant’s death, permanent disability or retirement. Retirement for purposes of leo means a participant terminates service after attaining age 55 and completing 5 years of service. Early vesting in all or a portion of a grant of options may also occur in the event the participant is terminated due to redundancy or business divestiture. Unvested options are generally subject to forfeiture when a participant voluntarily terminates employment or is terminated for cause (as defined in leo). Upon vesting, participants generally have up to seven years in which to exercise their vested options. A shorter exercise period applies in the event of termination due to redundancy, business divestiture, voluntary termination or termination for cause. An option gives the recipient the right to purchase an ING share in the form of ADRs at a price equal to the fair market value of one ING share on the date of grant. On exercise, participant’s have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the options being exercised, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The share price is in Euros and converted to U.S. dollars, as determined by ING.

Awards of performance shares may also be made under leo. Performance shares are a contingent grant of ING stock, and, on vesting, the participant has the right to receive a cash amount equal to the closing price per ING share on the Euronext Amsterdam Stock Market on the vesting date times the number of vested Plan shares. Performance shares generally vest three years from the date of grant, with the amount payable based on ING’s share price on the vesting date. Payments made to participants on vesting are based on the performance targets established in connection with leo and payments can range from 0% to 200% of target. Performance is based on ING’s total shareholder return relative to a peer group as determined at the end of the vesting period. To vest, a participant must be actively employed on the vesting date, although vesting will continue

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

to occur in the event of the participant’s death, disability or retirement. If a participant is terminated due to redundancy or business divestiture, vesting will occur but in only a portion of the award. Unvested shares are generally subject to forfeiture when an employee voluntarily terminates employment or is terminated for cause (as defined in leo). Upon vesting, participants have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the shares, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The amount is converted from Euros to U.S. dollars based on the daily average exchange rate between the Euro and the U.S. dollar, as determined by ING.

The Company recognized compensation expense for the leo options and performance shares of $4.5, $10.1, and $5.6 for the years ended December 31, 2007, 2006, and 2005 respectively.

For leo, the Company recognized tax benefits of $3.2, $0.1, and $0.3 in 2007, 2006, and 2005, respectively.

Other Benefit Plans

In addition, the Company, in conjunction with ING North America, sponsors the following benefit plans:

▪

The ING 401(k) Plan for ILIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant’s pre-tax deferral contribution, with a maximum of 6% of the participant’s eligible pay.

▪

The Producers’ Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

▪	The Producers’ Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.
▪

Certain health care and life insurance benefits for retired employees and their eligible dependents. The post retirement health care plan is contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

The benefit charges allocated to the Company related to these plans for the years ended December 31, 2007, 2006, and 2005, were $0.4, $1.4, and $1.3, respectively.

9.	Related Party Transactions

Operating Agreements

ILIAC has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

▪

Investment Advisory agreement with ING Investment Management LLC (“IIM”), an affiliate, in which IIM provides asset management, administrative, and accounting services for ILIAC’s general account. ILIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2007, 2006, and 2005, expenses were incurred in the amounts of $60.5, $62.2, and $61.7, respectively.

▪

Services agreement with ING North America for administrative, management, financial, and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2007, 2006, and 2005, expenses were incurred in the amounts of $167.9, $175.3, and $138.5, respectively.

▪

Services agreement between ILIAC and its U.S. insurance company affiliates dated January 1, 2001, and amended effective January 1, 2002 and December 31, 2007. For the years ended December 31, 2007, 2006, and 2005, net expenses related to the agreement were incurred in the amount of $21.7, $12.4, and $17.8, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company’s expense and cost allocation methods.

DSL has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

▪

Underwriting and distribution agreements with ING USA Annuity and Life Insurance Company (“ING USA”) and ReliaStar Life Insurance Company of New York (“RLNY”), affiliated companies, whereby DSL serves as the principal underwriter for variable insurance products. In addition, DSL is authorized to enter into agreements with broker-dealers to distribute the variable insurance products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2007, 2006, and 2005, commissions were collected in the amount of $568.4, $429.2, and $378.1. Such commissions are, in turn, paid to broker-dealers.

▪

Services agreements with ING USA and RLNY, whereby DSL receives managerial and supervisory services and incurs a fee that is calculated as a percentage of average assets of each company’s variable separate accounts deposited in ING Investors Trust. On August 9, 2007, DSL and ING USA entered into an amendment to the service agreement effective July 31, 2007 to modify the method for calculating the compensation owed to ING USA under the service agreement. As a result of this amendment, DSL pays ING USA the total net revenue associated with ING USA deposits into ING Investors Trust. For the years ended December 31, 2007, 2006, and 2005, expenses were incurred under these services agreements in the amount of $124.4, $70.8, and $46.3, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

▪

Administrative and advisory services agreements with ING Investment LLC and IIM, affiliated companies, in which DSL receives certain services for a fee. The fee for these services is calculated as a percentage of average assets of ING Investors Trust. For the years ended December 31, 2007, 2006, and 2005, expenses were incurred in the amounts of $13.1, $8.8, and $6.4, respectively.

Investment Advisory and Other Fees

During 2006 and 2005, ILIAC served as investment advisor to certain variable funds offered in Company products (collectively, the “Company Funds”). The Company Funds paid ILIAC, as investment advisor, daily fees that, on an annual basis, ranged, depending on the Fund, from 0.5% to 1.0% of their average daily net assets. Each of the Company Funds managed by ILIAC were subadvised by investment advisors, in which case ILIAC paid a subadvisory fee to the investment advisors, which included affiliates. Effective January 1, 2007, ILIAC’s investment advisory agreement with the Company Funds was assigned to DSL. ILIAC is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay ILIAC daily fees that, on an annual basis are, depending on the product, up to 3.4% of their average daily net assets. The total amount of compensation and fees received by the Company from the Company Funds and separate accounts totaled $312.7, $289.9, and $263.0, (excludes fees paid to ING Investment Management Co.) in 2007, 2006, and 2005, respectively.

DSL has been retained by ING Investors Trust (the “Trust”), an affiliate, pursuant to a management agreement to provide advisory, management, administrative and other services to the Trust. Under the management agreement, DSL provides or arranges for the provision of all services necessary for the ordinary operations of the Trust. DSL earns a monthly fee based on a percentage of average daily net assets of the Trust. DSL has entered into an administrative services subcontract with ING Fund Services, LLC, an affiliate, pursuant to which ING Fund Services, LLC, provides certain management, administrative and other services to the Trust and is compensated a portion of the fees received by DSL under the management agreement. For the years ended December 31, 2007, 2006, and 2005, revenue received by DSL under the management agreement (exclusive of fees paid to affiliates) was $343.8, $233.9, and $174.6, respectively. At December 31, 2007 and 2006, DSL had $26.7 and $22.1, respectively, receivable from the Trust under the management agreement.

Financing Agreements

ILIAC maintains a reciprocal loan agreement with ING AIH, an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, either party can borrow from the other up to 3% of ILIAC’s statutory admitted assets as of the preceding December 31. Interest on any ILIAC borrowing is charged at the rate of ING AIH’s cost of funds for the interest period, plus 0.15%.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

Under this agreement, ILIAC incurred interest expense of $3.9, $1.8, and $0.7, for the years ended December 31, 2007, 2006, and 2005, respectively, and earned interest income of $1.7, $3.3, and $1.1, for the years ended December 31, 2007, 2006, and 2005, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, on the Consolidated Statements of Operations. At December 31, 2007, ILIAC had no amount due from ING AIH under the reciprocal loan agreement and $45.0 receivable from ING AIH at December 31, 2006.

Note with Affiliate

On December 29, 2004, ING USA issued a surplus note in the principal amount of $175.0 (the “Note”) scheduled to mature on December 29, 2034, to ILIAC, in an offering that was exempt from the registration requirements of the Securities Act of 1933. ILIAC’s $175.0 Note from ING USA bears interest at a rate of 6.26% per year. Any payment of principal and/or interest is subject to the prior approval of the Iowa Insurance Commissioner. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income for the years ended December 31, 2007 and 2006 was $11.1.

Tax Sharing Agreements

Effective January 1, 2006, ILIAC is a party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the ING AIH consolidated group. Under the federal tax allocation agreement, ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

For the years ended December 31, 2006 and 2005, DSI, which merged with and into DSL on December 31, 2006, was party to the ING AIH federal tax allocation agreement, as described above. Income from DSL, a single member limited liability company, is taxed at the member level (ILIAC).

ILIAC has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined, or unitary basis.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

10.	Financing Agreements

ILIAC maintains a $100.0 uncommitted, perpetual revolving note facility with the Bank of New York ("BONY"). Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by BONY to ILIAC for the borrowing. Under this agreement, ILIAC incurred minimal interest expense for the years ended December 31, 2007, 2006, and 2005. At December 31, 2007 and 2006, ILIAC had no amounts outstanding under the revolving note facility.

ILIAC also maintains a $75.0 uncommitted line-of-credit agreement with PNC Bank (“PNC”), effective December 19, 2005. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $75.0. Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by PNC to ILIAC for the borrowing. Under this agreement, ILIAC incurred minimal interest expense for the years ended December 31, 2007 and 2006. At December 31, 2007 and 2006, ILIAC had no amounts outstanding under the line-of-credit agreement.

ILIAC also maintains $100.0 uncommitted line-of-credit agreement with Svenska Handelsbanken AB (Publ.), effective June 2, 2006. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $100.0. Interest on any of the Company’s borrowing accrues at an annual rate equal to the rate quoted by Svenska to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the year ended December 31, 2007. At December 31, 2007, ILIAC had no amounts outstanding under the line-of-credit agreement.

Also see Financing Agreements in the Related Party Transactions footnote.

11.	Reinsurance

At December 31, 2007, the Company had reinsurance treaties with 8 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts. At December 31, 2007, the Company did not have any outstanding cessions under any reinsurance treaties with affiliated reinsurers. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

On, October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with certain subsidiaries of Lincoln for $1.0 billion in cash. Under the agreement, Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains obligated to contractowners. Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company assumed $25.0 of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $16.1 and $17.4 were maintained for this contract as of December 31, 2007 and 2006, respectively.

Reinsurance ceded in force for life mortality risks were $20.9 billion and $22.4 billion at December 31, 2007 and 2006, respectively. At December 31, 2007 and 2006, net receivables were comprised of the following:

	2007	2006
Claims recoverable from reinsurers	$2,595.2	$2,727.1
Payable for reinsurance premiums	(0.9)	(1.2)
Reinsured amounts due to reinsurer	(5.9)	(0.5)
Reserve credits	0.1	0.8
Other	5.9	(10.8)
Total	$2,594.4	$2,715.4

Premiums and Interest credited and other benefits to contractowners were reduced by the following amounts for reinsurance ceded for the years ended December 31, 2007, 2006, and 2005.

	2007	2006	2005
Deposits ceded under reinsurance	$188.5	$199.0	$215.5
Premiums ceded under reinsurance	0.4	0.5	0.4
Reinsurance recoveries	419.7	359.0	363.7

12.	Commitments and Contingent Liabilities

Leases

The Company leases certain office space and certain equipment under various operating leases, the longest term of which expires in 2014.

For the years ended December 31, 2007, 2006, and 2005, rent expense for leases was $17.7, $17.8, and $17.4, respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2008 through 2012 are estimated to be $4.6, $3.5, $2.4, $1.7, and $0.8, respectively, and $0.5, thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

At December 31, 2007, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $357.8, $226.6 of which was with related parties. At December 31, 2006, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $706.8, $322.3 of which was with related parties. During 2007 and 2006, $87.3 and $79.4, respectively, was funded to related parties under off-balance sheet commitments.

Financial Guarantees

The Company owns a 3-year credit-linked note arrangement, whereby the Company will reimburse the guaranteed party upon payment default of the referenced obligation. Upon such default, the Company reimburses the guaranteed party for the loss under the reference obligation, and the Company receives that reference obligation in settlement. The Company can then seek recovery of any losses under the agreement by sale or collection of the received reference obligation. As of December 31, 2007, the maximum liability to the Company under the guarantee was $30.0.

Windsor Property Construction

During the second half of 2006, NWL entered into agreements for site development and facility construction at the Windsor Property (collectively, the "Construction Agreements"). Construction of the Windsor Property is complete, and costs incurred under the Construction Agreements and other agreements associated with the construction, acquisition, and development of the corporate office facility totaled $62.4 and $27.6 for the years ended December 31, 2007 and 2006, respectively. These costs were capitalized in Property and equipment on the Consolidated Balance Sheets.

Litigation

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages, and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves,

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Other Regulatory Matters

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters

Federal and state regulators, and self-regulatory agencies, are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; sales and marketing practices (including sales to seniors); specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

Action may be taken with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

13.	Accumulated Other Comprehensive Income (Loss)

Shareholder’s equity included the following components of Accumulated other comprehensive income (loss) as of December 31, 2007, 2006, and 2005.

	2007	2006	2005
Net unrealized capital gains (losses):
Fixed maturities, available-for-sale	$(64.5)	$(44.6)	$(18.0)
Equity securities, available-for-sale	6.3	18.1	3.2
DAC/VOBA adjustment on
available-for-sale securities	7.8	3.9	5.1
Sales inducements adjustment on
available-for-sale securities	0.2	0.1	0.1
Premium deficiency reserve adjustment	-	(37.5)	(23.6)
Other investments	(0.7)	0.8	1.2
Less: allocation to experience-rated contracts	(16.4)	(52.4)	(48.6)
Unrealized capital gains (losses), before tax	(34.5)	(6.8)	16.6
Deferred income tax asset (liability)	12.1	2.4	(10.3)
Asset valuation allowance	(6.4)	-	-
Net unrealized capital gains (losses)	(28.8)	(4.4)	6.3
Pension liability, net of tax	(5.0)	(9.6)	(11.6)
Accumulated other comprehensive
(loss) income	$(33.8)	$(14.0)	$(5.3)

Net unrealized capital gains (losses) allocated to experience-rated contracts of $(16.4) and $(52.4) at December 31, 2007 and 2006, respectively, are reflected on the Consolidated Balance Sheets in Future policy benefits and claims reserves and are not included in Shareholder’s equity.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Changes in Accumulated other comprehensive income (loss), net of DAC, VOBA, and tax (excluding the tax valuation allowance), related to changes in unrealized capital gains (losses) on securities, including securities pledged and excluding those related to experience-rated contracts, were as follows for the years ended December 31, 2007, 2006, and 2005.

	2007	2006	2005
Fixed maturities, available-for-sale	$(19.9)	$(26.6)	$(500.1)
Equity securities, available-for-sale	(11.8)	14.9	(5.5)
DAC/VOBA adjustment on
available-for-sale securities	3.9	(1.2)	14.6
Sales inducements adjustment on
available-for-sale securities	0.1	-	0.2
Premium deficiency reserve adjustment	37.5	(13.9)	(23.6)
Other investments	(1.5)	(0.4)	(0.1)
Less: allocation to experience-rated contracts	36.0	(3.8)	(406.1)
Unrealized capital gains (losses), before tax	(27.7)	(23.4)	(108.4)
Deferred income tax asset (liability)	9.7	12.7	30.9
Net change in unrealized capital gains (losses)	$(18.0)	$(10.7)	$(77.5)

	2007	2006	2005
Net unrealized capital holding gains (losses) arising
during the year (1)	$(66.9)	$(43.6)	$(38.2)
Less: reclassification adjustment for gains
(losses) and other items included in Net income(2)	(48.9)	(32.9)	39.3
Net change in unrealized capital gains (losses) on securities	$(18.0)	$(10.7)	$(77.5)

(1)	Pretax unrealized holding gains (losses) arising during the year were $(102.9), $(95.4), and $(53.4), for the years ended December 31, 2007, 2006, and 2005, respectively.

(2)	Pretax reclassification adjustments for gains (losses) and other items included in Net income were $(75.2), $(72.0), and $55.0, for the years ended December 31, 2007, 2006, and 2005, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

14.	Changes to Prior Years Presentation

During 2007, the Company identified $43.1 in unreconciled net liabilities. While the correction of this error is not material to the prior period financial statements, correction of the error through the current period income statement would be material to the 2007 Statements of Operations. In accordance with the guidance provided in SEC Staff Accounting Bulletin (“SAB”) Topic IN, “Financial Statements - Considering the Effects of Prior Year Misstatements When Quantifying Misstatements in Current Year Financial Statements” (“SAB 108”), the Company has restated the prior period financial statements to correct this error by adjusting January 1, 2005 Retained earnings and December 31, 2006 DAC, VOBA, Future policy benefits and claims reserves, Other liabilities, and Deferred taxes as follows:

	Previously
	Reported	Adjustment	Restated

January 1, 2005
Retained earnings (net of tax)	$(1,877.1)	$28.0	$(1,849.1)
Total shareholder's equity (net of tax)	2,759.6	28.0	2,787.6

December 31, 2006
Deferred policy acquisition cost	$623.6	$(1.0)	$622.6
Value of business acquired	1,342.9	(2.7)	1,340.2
Total assets	68,486.0	(3.7)	68,482.3

Future policy benefits and claims reserves	$19,995.8	$(11.7)	$19,984.1
Other liabilities	406.2	(35.1)	371.1
Deferred taxes	246.0	15.1	261.1
Total liabilities	65,500.3	(31.7)	65,486.6

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

QUARTERLY DATA (UNAUDITED)

(Dollar amounts in millions, unless otherwise stated)

2007	First	Second	Third	Fourth
Total revenue	$579.1	$594.9	$601.4	$676.5
Income (loss) before income taxes	100.7	115.8	85.8	(27.9)
Income tax expense (benefit)	28.5	33.6	22.3	(28.4)
Net income	$72.2	$82.2	$63.5	$0.5

2006	First*	Second*	Third*	Fourth
Total revenue	$532.5	$551.2	$548.5	$597.7
Income before income taxes	80.4	116.9	84.3	142.9
Income tax expense	21.6	34.2	16.6	50.3
Net income	$58.8	$82.7	$67.7	$92.6

*Amounts have been restated to reflect the contribution of Directed Services, Inc. on December 1, 2006. See the "Organization
and Significant Accounting Policies" footnote for further information regarding the contribution.

Form No. SAI.75998-08

ILIAC Ed. April 2008

VARIABLE ANNUITY ACCOUNT B PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     Financial Statements: (1) Included in Part A:

     Condensed Financial Information (2) Included in Part B:

Financial Statements of Variable Annuity Account B:

- Report of Independent Registered Public Accounting Firm

- Statements of Assets and Liabilities as of December 31, 2007

- Statements of Operations for the year ended December 31, 2007

- Statements of Changes in Net Assets for the years ended December 31, 2007 and 2006

- Notes to Financial Statements

Consolidated Financial Statements of ING Life Insurance and Annuity Company:

- Report of Independent Registered Public Accounting Firm

- Consolidated Statements of Operations for the years ended December 31, 2007, 2006 and 2005

- Consolidated Balance Sheets as of December 31, 2007 and 2006

- Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2007, 2006 and 2005

- Consolidated Statements of Cash Flows for the years ended December 31, 2007, 2006 and 2005

- Notes to Consolidated Financial Statements

(b)	Exhibits

	(1)	Resolution establishing Variable Annuity Account B · Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75986), as filed on April 22, 1996.

	(2)	Not applicable

(3.1)	Standard Form of Broker-Dealer Agreement · Incorporated by reference to
Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File
No. 033-81216), as filed on April 11, 2006.
(3.2)	Underwriting Agreement dated November 17, 2006 between ING Life
Insurance and Annuity Company and ING Financial Advisers, LLC ·
Incorporated by reference to Post-Effective Amendment No. 34 to Registration
Statement on Form N-4 (File No. 33-75996), as filed on December 20, 2006.
(4.1)	Variable Annuity Contract (IA-CDA-IA) · Incorporated by reference to Post-
Effective Amendment No. 14 to Registration Statement on Form N-4 (File No.
033-75964), as filed on July 29, 1997.
(4.2)	Variable Annuity Contract (I-CDA-HD) · Incorporated by reference to Post-
Effective Amendment No. 12 to Registration Statement on Form N-4 (File No.
033-75964), as filed on February 11, 1997.
(4.3)	Variable Annuity Contract (I-CDA-HD(XC)) · Incorporated by reference to

Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File
No. 033-75998), as filed on April 12, 2002.
(4.4)	Endorsement (EIGET-IC(R)) to Contracts IA-CDA-IA and I-CDA-HD (NQ
Modals) · Incorporated by reference to Post-Effective Amendment No. 8 to
Registration Statement on Form N-4 (File No. 033-75964), as filed on August
30, 1996.
(4.5)	Endorsement EGET(99) to Contracts IA-CDA-IA, I-CDA-HD and I-CDA-
HD(XC) · Incorporated by reference to Post-Effective Amendment No. 13 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7,
1999.
(4.6)	Endorsement ENQSWO-IC to Contract IA-CDA-IA · Incorporated by
reference to Post-Effective Amendment No. 28 to Registration Statement on
Form N-4 (File No. 033-75988), as filed on April 10, 2003.
(4.7)	Endorsement EIAMSF-IC to Contract IA-CDA-IA · Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4
(File No. 033-75988), as filed on April 10, 2003.
(4.8)	Endorsement EGET-IC(SPD-R) to Contracts I-CDA-HD and IA-CDA-IA (NQ
Single Premiums) · Incorporated by reference to Post-Effective Amendment
No. 28 to Registration Statement on Form N-4 (File No. 033-75988), as filed on
April 10, 2003.
(4.9)	Endorsement EGET-HG to Contract I-CDA-HD · Incorporated by reference to
Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File
No. 033-75988), as filed on April 10, 2003.
(4.10)	Endorsement EIEP-HG to Contract I-CDA-HD · Incorporated by reference to
Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File
No. 033-75988), as filed on April 10, 2003.
(4.11)	Endorsement EIM-CVTDTP-HI to Contract I-CDA-HD · Incorporated by
reference to Post-Effective Amendment No. 28 to Registration Statement on
Form N-4 (File No. 033-75988), as filed on April 10, 2003.
(4.12)	Endorsement EIMSF-HI to Contract I-CDA-HD (Single Premiums) ·
Incorporated by reference to Post-Effective Amendment No. 28 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on April 10, 2003.
(4.13)	Endorsement EISFSM-HI to Contract I-CDA-HD (Modals) · Incorporated by
reference to Post-Effective Amendment No. 28 to Registration Statement on
Form N-4 (File No. 033-75988), as filed on April 10, 2003.
(4.14)	Endorsement EIS25-IA to Contract I-CDA-HD (Single Pays) · Incorporated by
reference to Post-Effective Amendment No. 28 to Registration Statement on
Form N-4 (File No. 033-75988), as filed on April 10, 2003.
(4.15)	Endorsement EIM25-IA to Contract I-CDA-HD · Incorporated by reference to
Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File
No. 033-75988), as filed on April 10, 2003.
(4.16)	Endorsement EDRA-HD to Contract I-CDA-HD · Incorporated by reference to
Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File

No. 033-75988), as filed on April 10, 2003.
(4.17)	Endorsement ESFPPS-HD to I-CDA-HD(XC)(NU) · Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-4
(File No. 033-75998), as filed on April 12, 2002.
(4.18)	Endorsement EIMCVT-HI(XC) to I-CDA-HD(XC)(NU) · Incorporated by
reference to Post-Effective Amendment No. 17 to Registration Statement on
Form N-4 (File No. 033-75998), as filed on April 12, 2002.
(4.19)	Endorsement E-LOANA(01/01) to Contracts IA-CDA-IA, I-CDA-HD and
I-CDA-HD(XC) · Incorporated by reference to Post-Effective Amendment No.
30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
April 10, 2002.
(4.20)	Endorsements (re name change) ENMCHG (05/02) and ENMCHGI (05/02 to
Contracts I-CDA-HD, IA-CDA-IA and I-CDA-HD(XC) · Incorporated by
reference to Post-Effective Amendment No. 30 to Registration Statement on
Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(4.21)	Endorsement EIM25-IA(XC) to Contract I-CDA-HD(XC) · Incorporated by
reference to Post-Effective Amendment No. 17 to Registration Statement on
Form N-4 (File No. 033-75998), as filed on April 12, 2002.
(4.22)	Endorsement EIGF-IC(NY) to Contract I-CDA-HD(XC) · Incorporated by
reference to Post-Effective Amendment No. 17 to Registration Statement on
Form N-4 (File No. 033-75998), as filed on April 12, 2002.
(4.23)	Endorsement EIMSF-HI to Contract I-CDA-HD(XC) · Incorporated by
reference to Post-Effective Amendment No. 17 to Registration Statement on
Form N-4 (File No. 033-75998), as filed on April 12, 2002.
(4.24)	Endorsement EGF-IC(SPD-NY) to Contract I-CDA-HD(XC) · Incorporated by
reference to Post-Effective Amendment No. 17 to Registration Statement on
Form N-4 (File No. 033-75998), as filed on April 12, 2002.
(4.25)	Endorsement EIS25-IA(XC) to Contract I-CDA-HD(XC) · Incorporated by
reference to Post-Effective Amendment No. 17 to Registration Statement on
Form N-4 (File No. 033-75998), as filed on April 12, 2002.
(4.26)	Endorsement ENQFD-IC to Contract I-CDA-HD(XC) · Incorporated by
reference to Post-Effective Amendment No. 17 to Registration Statement on
Form N-4 (File No. 033-75998), as filed on April 12, 2002.
(4.27)	Endorsement EDRAH-I to Contract I-CDA-HD(XC) · Incorporated by
reference to Post-Effective Amendment No. 17 to Registration Statement on
Form N-4 (File No. 033-75998), as filed on April 12, 2002.
(4.28)	Endorsement EGISA-IA to Contract I-CDA-HD(XC) · Incorporated by
reference to Post-Effective Amendment No. 17 to Registration Statement on
Form N-4 (File No. 033-75998), as filed on April 12, 2002.
(4.29)	Endorsement EVP-IC to Contracts I-CDA-HD(XC), I-CDA-HD and
IA-CDA-IA · Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No. 033-75998), as filed on April
12, 2002.

(4.30)	Endorsement PRFMHEG to Contract I-CDA-HD(XC) · Incorporated by
reference to Post-Effective Amendment No. 17 to Registration Statement on
Form N-4 (File No. 033-75998), as filed on April 12, 2002.

(5)	Variable Annuity Contract Application (713.00.1(C)) · Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 033-75998), as filed on August 21, 1997.

(6.1)	Restated Certificate of Incorporation (amended and restated as of January 1,
2002) of ING Life Insurance and Annuity Company (formerly Aetna Life
Insurance and Annuity Company) · Incorporated by reference to ING Life
Insurance and Annuity Company annual report on Form 10-K (File No. 033-
23376), as filed on March 28, 2002.
(6.2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company,
effective January 1, 2005 · Incorporated by reference to the ILIAC 10-Q, as filed on May 13, 2005 (File No. 033-23376, Accession No. 0001047469-05-
014783).
(7)	Not applicable
(8.1)	Fund Participation Agreement dated February 1, 1994 and amended on
December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and
March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable
Insurance Products Fund and Fidelity Distributors Corporation · Incorporated
by reference to Post-Effective Amendment No. 12 to Registration Statement on
Form N-4 (File No. 033-75964), as filed on February 11, 1997.
(8.2)	Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995,
May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity
Distributors Corporation · Incorporated by reference to Post-Effective
Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-
34370), as filed on September 29, 1997.
(8.3)	Sixth Amendment dated as of November 6, 1997 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1,
1997 between Aetna Life Insurance and Annuity Company, Variable Insurance
Products Fund and Fidelity Distributors Corporation · Incorporated by
reference to Post-Effective Amendment No. 16 to Registration Statement on
Form N-4 (File No. 033-75964), as filed on February 9, 1998.
(8.4)	Seventh Amendment dated as of May 1, 1998 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997
and November 6, 1997 between Aetna Life Insurance and Annuity Company,
Variable Insurance Products Fund and Fidelity Distributors Corporation ·
Incorporated by reference to Registration Statement on Form N-4 (File No. 333-
56297), as filed on June 8, 1998.

(8.5)	Eighth Amendment dated as of December 1, 1999 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997,
November 6, 1997 and May 1, 1998 between Aetna Life Insurance and Annuity
Company, Variable Insurance Products Fund and Fidelity Distributors
Corporation · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
February 16, 2000.
(8.6)	Ninth Amendment dated as of August 15, 2007 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997,
November 6, 1997 and May 1, 1998 between ING Life Insurance and Annuity
Company (formerly known as Aetna Life Insurance and Annuity Company),
Variable Insurance Products Fund and Fidelity Distributors Corporation ·
Incorporated by reference to Pre-Effective Amendment No. 46 to Registration
Statement on Form N-4A (File No. 333-01107), as filed on February 15, 2008.
(8.7)	Fund Participation Agreement dated February 1, 1994 and amended on
December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and
March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable
Insurance Products Fund II and Fidelity Distributors Corporation · Incorporated
by reference to Post-Effective Amendment No. 12 to Registration Statement on
Form N-4 (File No. 033-75964), as filed on February 11, 1997.
(8.8)	Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995,
May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity
Distributors Corporation · Incorporated by reference to Post-Effective
Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-
34370), as filed on September 29, 1997.
(8.9)	Sixth Amendment dated as of January 20, 1998 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1,
1997 between Aetna Life Insurance and Annuity Company, Variable Insurance
Products Fund II and Fidelity Distributors Corporation · Incorporated by
reference to Post-Effective Amendment No. 7 to Registration Statement on
Form S-6 (File No. 033-75248), as filed on February 24, 1998.
(8.10)	Seventh Amendment dated as of May 1, 1998 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997
and January 20, 1998 between Aetna Life Insurance and Annuity Company,
Variable Insurance Products Fund II and Fidelity Distributors Corporation ·
Incorporated by reference to Registration Statement on Form N-4 (File No. 333-
56297), as filed on June 8, 1998.

(8.11)	Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995,
May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997, January 20, 1998
and May 1, 1998 between Aetna Life Insurance and Annuity Company,
Variable Insurance Products Fund II and Fidelity Distributors Corporation ·
Incorporated by reference to Post-Effective Amendment No. 19 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(8.12)	Ninth Amendment dated as of August 15, 2007 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997,
January 20, 1998 and May 1, 1998 between ING Life Insurance and Annuity
Company (formerly known as Aetna Life Insurance and Annuity Company),
Variable Insurance Products Fund II and Fidelity Distributors Corporation ·
Incorporated by reference to Pre-Effective Amendment No. 46 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on February 15, 2008.
(8.13)	Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING
Life Insurance and Annuity Company, Variable Insurance Products Fund,
Variable Insurance Products Fund I, Variable Insurance Products Fund II,
Variable Insurance Product Fund V and Fidelity Distributors Corporation ·
Incorporated by reference to Post-Effective Amendment No. 51 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on July 27, 2007.
(8.14)	Service Agreement effective as of June 1, 2002 by and between Fidelity
Investments Institutional Operations Company, Inc. and ING Financial Advisers,
LLC · Incorporated by reference to Post-Effective Amendment No. 33 to
Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5,
2004.
(8.15)	Service Contract effective as of June 1, 2002 and amended on June 20, 2003 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity
Distributors Corporation · Incorporated by reference to Post-Effective
Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-
75988), as filed on August 5, 2004.
(8.16)	First Amendment effective April 1, 2005 to Service Contract between Fidelity
Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 · Incorporated by reference to Post-Effective
Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on November 21, 2006.
(8.17)	Second Amendment effective April 1, 2006 to Service Contract between Fidelity
Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 · Incorporated by reference to Post-Effective
Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on November 21, 2006.

(8.18)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance
and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance Company
and Systematized Benefits Administrators Inc. · Incorporated by reference to
Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File
No. 033-75962), as filed on June 15, 2007.
(8.19)	Participation Agreement dated April 30, 2003 among ING Life Insurance and
Annuity Company, The GCG Trust (renamed effective May 1, 2003, ING
Investors Trust) and Directed Services, Inc. · Incorporated by reference to Post-
Effective Amendment No. 54 to Registration Statement on Form N-1A (File No.
033-23512), as filed on August 1, 2003.
(8.20)	Amendment dated October 9, 2006 to the Participation Agreement dated April
30, 2003 among ING Life Insurance and Annuity Company, ING Investors Trust
and Directed Services, Inc. · Incorporated by reference to Post Effective
Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on November 21, 2006.
(8.21)	Participation Agreement dated as of November 28, 2001 among Portfolio
Partners, Inc., Aetna Life Insurance and Annuity Company and Aetna
Investment Services, LLC · Incorporated by reference to Post-Effective
Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 8, 2002.
(8.22)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and
Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna Investment Services LLC (to be renamed
ING Financial Advisers, LLC) to Participation Agreement dated November 28,
2001 · Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8,
2002.
(8.23)	Amendment dated May 1, 2003 between ING Partners, Inc., ING Life
Insurance and Annuity Company and ING Financial Advisers, LLC to the
Participation Agreement dated as of November 28, 2001 and subsequently amended on March 5, 2002 · Incorporated by reference to Post-Effective
Amendment No. 28 to Registration Statement on Form N-4 (File No. 033-
75988), as filed on April 10, 2003.
(8.24)	Amendment dated November 1, 2004 to the Participation Agreement between
ING Partners, Inc., ING Life Insurance and Annuity Company and ING
Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002 and May 1, 2003 · Incorporated by reference to
Post-Effective Amendment No. 20 to Registration Statement on Form N-1A
(File No. 333-32575), as filed on April 1, 2005.

(8.25)	Amendment dated April 29, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on
March 5, 2002, May 1, 2003 and November 1, 2004 · Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4
(File No. 033-81216), as filed on April 11, 2006.
(8.26)	Amendment dated August 31, 2005 to the Participation Agreement between
ING Partners, Inc., ING Life Insurance and Annuity Company and ING
Financial Advisers, LLC dated November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003, November 1, 2004 and April 29, 2005 ·
Incorporated by reference to Post-Effective Amendment No. 32 to Registration
Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.
(8.27)	Amendment dated December 7, 2005 to the Participation Agreement between
ING Partners, Inc., ING Life Insurance and Annuity Company and ING
Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003, November 1, 2004, April 29, 2005,
and August 31, 2005 · Incorporated by reference to Post-Effective Amendment
No. 32 to Registration Statement on Form N-4 (File No. 033-81216), as filed on
April 11, 2006.
(8.28)	Amendment dated April 28, 2006 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on
March 5, 2002, May 1, 2003, November 1, 2004, April 29, 2005, August 31,
2005 and December 7, 2005 · Incorporated by reference to Registration
Statement on Form N-4 (File No. 333-134760), as filed on June 6, 2006.
(8.29)	Shareholder Servicing Agreement (Service Class Shares) dated as of November
27, 2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity
Company · Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8,
2002.
(8.30)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity
Company effective May 1, 2002) to the Shareholder Servicing Agreement
(Service Class Shares) dated November 27, 2001 · Incorporated by reference to
Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File
No. 033-75962), as filed on April 8, 2002.
(8.31)	Amendment dated May 1, 2003 by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company to the Shareholder Servicing Agreement
(Service Class Shares) dated November 27, 2001, as amended on March 5, 2002
· Incorporated by reference to Post-Effective Amendment No. 28 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on April 10, 2003.

(8.32)	Amendment dated November 1, 2004 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company dated November 27, 2001, as amended on
March 5, 2002 and May 1, 2003 · Incorporated by reference to Registration
Statement on Form N-4 (File No. 333-134760), as filed on June 6, 2006.
(8.33)	Amendment dated April 29, 2005 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company dated November 27, 2001, and amended on
March 5, 2002, May 1, 2003 and November 1, 2004 · Incorporated by reference to Post Effective Amendment No. 32 to Registration Statement on Form N-4
(File No. 033-81216), as filed on April 11, 2006.
(8.34)	Amendment dated December 7, 2005 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company dated November 27, 2001, and amended on
March 5, 2002, May 1, 2003, November 1, 2004 and April 29, 2005 ·
Incorporated by reference to Registration Statement on Form N-4 (File No. 333-
134760), as filed on June 6, 2006.
(8.35)	Amendment dated April 28, 2006 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company dated November 27, 2001, and amended on
March 5, 2002, May 1, 2003, November 1, 2004, April 29, 2005 and December
7, 2005 · Incorporated by reference to Registration Statement on Form N-4 (File
No. 333-134760), as filed on June 6, 2006.
(8.36)	Fund Participation Agreement dated as of May 1, 1998 by and among Aetna
Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund
on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. · Incorporated by reference to
Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8,
1998.
(8.37)	Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and
Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna
Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. · Incorporated by reference to Post-Effective Amendment
No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on
December 14, 1998.
(8.38)	Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among
Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna

Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna
GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolio, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4
(File No. 333-01107), as filed on February 16, 2000.
(8.39)	Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31,
1999 by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna
Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
Portfolio, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. · Incorporated by reference to Post-Effective Amendment
No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
April 4, 2000.
(8.40)	Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and
February 11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna
Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. · Incorporated by reference to Post-Effective Amendment
No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
April 4, 2000.
(8.41)	Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31,
1999, February 11, 2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund,
Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus
Investment Management, Inc. · Incorporated by reference to Post-Effective
Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 13, 2001.
(8.42)	Sixth Amendment dated as of June 19, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31,
1999, February 11, 2000, May 1, 2000 and February 27, 2001 among Aetna
Life Insurance and Annuity Company, Aeltus Investment Management, Inc. and
Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series,
Aetna Generations Portfolios, Inc. on behalf of each of its series and Aetna

Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on
Form N-4 (File No. 033-75988), as filed on April 13, 2004.
(8.43)	Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund
on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Registration Statement on Form N-4 (File
No. 333-56297), as filed on June 8, 1998.
(8.44)	Amendment dated November 4, 1998 and effective as of October 15, 1998 to
Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund
on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Post-Effective Amendment No. 2 to
Registration Statement on Form N-4 (File No. 333-56297), as filed on
December 14, 1998.
(8.45)	Second Amendment dated February 11, 2000 to Service Agreement effective as of May 1, 1998 and amended on November 4, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund
on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Post-Effective Amendment No. 20 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4,
2000.
(8.46)	Third Amendment dated May 1, 2000 to Service Agreement effective as of May
1, 1998 and amended on November 4, 1998 and February 11, 2000 between
Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity
Company in connection with the sale of shares of Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna
GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Post-Effective Amendment No. 20 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4,
2000.
(8.47)	Fourth Amendment dated as of June 26, 2001 to Service Agreement with
Investment Advisor effective as of May 1, 1998, as amended on November 4,

1998, February 11, 2000 and May 1, 2000 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund
on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 033-75988), as filed on April 13,
2004.
(8.48)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October
16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment
No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
June 15, 2007.

(9)	Opinion and Consent of Counsel

(10)	Consent of Independent Registered Public Accounting Firm

(11)	Not applicable

(12)	Not applicable

(13.1)	Powers of Attorney
(13.2)	Authorizations for Signatures · Incorporated by reference to Post-Effective
Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-
75986), as filed on April 12, 1996.

Item 25. Directors and Officers of the Depositor*

Name and Principal Business Address Richard T. Mason[1] Thomas J. McInerney[1] Kathleen A. Murphy[1] Catherine H. Smith[1] Bridget M. Healy[2] Robert G. Leary[2] David A. Wheat[3]	Positions and Offices with Depositor President Director and Chairman Director Director and Senior Vice President Director Director Director, Executive Vice President and Chief Financial Officer

Steven T. Pierson[3] Sue A. Collins[1] Boyd G. Combs[3] Valerie G. Brown[3] Shaun P. Mathews[4] David S. Pendergrass[3] Stephen J. Preston[5] Harry N. Stout[5] Christopher Abreu[1] Louis E Bachetti 581 Main Street, 4th Fl. Woodbridge, NJ 07095

Pamela Mulvey Barcia[1] Ronald R. Barhorst[1] Bradley E. Barks[3]

Senior Vice President and Chief Accounting Officer Senior Vice President and Chief Actuary Senior Vice President, Tax Senior Vice President Senior Vice President Senior Vice President and Treasurer Senior Vice President Senior Vice President Vice President and Actuary Vice President

Vice President Vice President Vice President

Jeoffrey A. Block[6] Dianne Bogoian[1]

Ira S. Braunstein[3] Mary A. Broesch[5] Kevin P. Brown[1] Robert P. Browne[3] Anthony V. Camp[1] Kevin L. Christensen[6] Nancy D. Clifford[1] Monte J. Combe[7] Patricia M. Corbett[6] Kimberly Curley[7] Karen Czizik[7] William Delahanty[3] J. Randolph Dobo[7] Michael C. Eldredge[1] Joseph Elmy[3] Patricia L. Engelhardt[1] William A. Evans[4]

Ronald E. Falkner[1] Daniel J. Foley

259 N Radnor-Chester Rd., Suite 205 Radnor, PA 19087

John P. Foley[3] Stephen E. Gallant[3] Molly A. Garrett[1]

Vice President Vice President

Vice President, Investments Vice President and Actuary Vice President Vice President, Investments Vice President Vice President Vice President Vice President Vice President Vice President and Actuary Vice President Vice President Vice President Vice President Vice President, Tax Vice President Vice President

Vice President, Corporate Real Estate Vice President, Investments

Vice President, Investments Vice President, Investments Vice President

Robert A. Garrey[1] Lisa S. Gilarde[1] Saskia M. Goedhart[1] Brian K. Haendiges[1] Steven J. Haun[6] June P. Howard[3] William S. Jasien

12701 Fair Lakes Circle, Ste. 470 Fairfax, VA 22033

David A. Kelsey[1] Kenneth E. Lacy[3]

Richard K. Lau[5] William H. Leslie, IV1 Frederick C. Litow[3] Laurie A. Lombardo[1] William L. Lowe[1] Alan S. Lurty[5] Christopher P. Lyons[3] Gregory R. Michaud[3] Gregory J. Miller[1] Paul L. Mistretta[3] Maurice M. Moore[3] Brian J. Murphy[1] Michael J. Murphy[5] Todd E. Nevenhoven[6] Michael J. Pise[1]

Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Vice President Vice President

Vice President and Actuary Vice President Vice President Vice President Vice President Vice President Vice President, Investments Vice President, Investments Vice President Vice President Vice President, Investments Vice President Vice President Vice President Vice President

Deborah J. Prickett[6] Srinivas D. Reddy[1] Robert A. Richard[1] Linda E. Senker[5] Spencer T. Shell[3]	Vice President Vice President Vice President Vice President, Compliance Vice President, Assistant Treasurer and Assistant Secretary

Frank W. Snodgrass 9020 Overlook Blvd. Brentwood, TN 37027

Libby J. Soong[1] Christina M. Starks 2000 21st Avenue NW Minot, North Dakota 58703

Carl Steinhilber[1] Sandra L. Stokley[6]

Alice Su5

Lisa A. Thomas[1] Eugene M. Trovato[1] Mary A. Tuttle[7] William J. Wagner[7] Kurt W. Wassenar[3] Christopher R. Welp[6] Michellen A. Wildin[7] Matthew L. Condos[1] Scott N. Shepherd[1] Joy M. Benner[8] Jane A. Boyle[1]

Vice President

Vice President and Chief Compliance Officer Vice President

Vice President Vice President

Vice President and Actuary

Vice President and Appointed Actuary Vice President Vice President Vice President Vice President, Investments Vice President Vice President Actuary Actuary Secretary Assistant Secretary

Diana R. Cavender[8] Maria C. Foster[8] Linda H. Freitag[3] Daniel F. Hinkel[3] Joseph D. Horan[3] Megan A. Huddleston[1] Rita J. Kummer[3] Susan A. Masse[1] Terri W. Maxwell[3] James M. May, III[3] Randall K. Price[7] Patricia M. Smith[1] John F. Todd[1] Susan M. Vega[8] Diane I. Yell 100 Washington Square Minneapolis, MN 55401

Glenn A. Black[3] Terry L. Owens[3] James H. Taylor[3]

Assistant Secretary Assistant Secretary Assistant Secretary Assistant Secretary Assistant Secretary Assistant Secretary Assistant Secretary Assistant Secretary Assistant Secretary Assistant Secretary Assistant Secretary Assistant Secretary Assistant Secretary Assistant Secretary Assistant Secretary

Tax Officer Tax Officer Tax Officer

* These individuals may also be directors and/or officers of other affiliates of the Company.

1	The principal business address of these directors and these officers is One Orange Way Windsor, Connecticut 06095.

2	The principal business address of these directors is 230 Park Avenue, New York, New York 10169.

3	The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.

4	The principal business address of these officers is 10 State House Square, Hartford, Connecticut 06103.

5	The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

6	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.

7	The principal business address of these officers is 1290 Broadway, Denver, Colorado 80203.

8	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 10 to Registration Statement on Form N-4 for Variable Annuity Account C of ING Life Insurance and Annuity Company (File No. 333-105479), as filed with the Securities and Exchange Commission on April 11, 2008.

Item 27. Number of Contract Owners

As of March 31, 2008, there were 68,463 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B of ING Life Insurance and Annuity Company.

Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(3); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

Section 33-777 of the statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the statute, ING America Insurance Holdings, Inc. maintains a Professional Liability umbrella insurance policy issued by an international insurer. The policy covers ING America Insurance
Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling interest of 50% or more. This would encompass the principal underwriter as well as the depositor. Additionally, the parent company of ING America Insurance Holdings, Inc., ING
Groep N.V., maintains an excess umbrella cover with limits in excess of $125,000,000. The policy provides for the following types of coverage: errors and omissions/professional liability, directors and officers, employment practices, fiduciary and fidelity.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter

(a)	In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)).

Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Annuity Account C of ILIAC, Variable Annuity Account I of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B, C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F,

G, H, I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

(b) The following are the directors and officers of the Principal Underwriter:

Name and Principal Business Address Ronald R. Barhorst 4225 Executive Square La Jolla, CA 92037

Brian D. Comer[1] William L. Lowe[1] Kathleen A. Murphy[1] Boyd G. Combs[2] William Jasien[3] Louis E. Bachetti 581 Main Street, 4th Fl. Woodbridge, NJ 07095

Daniel H. Hanlon[1] Pamela Mulvey Barcia[1] Robert H. Barley[1] M. Bishop Bastien 980 Ninth Street Sacramento, CA 95814

Nancy B. Bocella[1] Dianne C. Bogoian[1] J. Robert Bolchoz Columbia, SC

David A. Brounley[1] Anthony V. Camp, Jr.[1]

Positions and Offices with Principal Underwriter Director and President

Director and Senior Vice President Director and Senior Vice President Senior Vice President Senior Vice President, Tax Senior Vice President Senior Vice President

Senior Vice President Vice President Vice President Vice President

Vice President Vice President Vice President

Vice President Vice President

Mary Kathleen Carey-Reid[1] Nancy D. Clifford[1] William P. Elmslie New York, NY

Joseph J. Elmy[2] Brian K. Haendiges[1] Bernard P. Heffernon 10740 Nall Ave., Ste. 120 Overland Park, KS 66211

David Kelsey[1] Christina Lareau[1] George D. Lessner Richardson, Texas

Katherine E. Lewis

2675 N Mayfair Road, Ste. 501 Milwaukee, WI 53226

David J. Linney

2900 N. Loop W., Ste. 180 Houston, TX 77092

Frederick C. Litow[2] Mark R. Luckinbill 2841 Plaza Place, Ste. 210 Raleigh, NC 27612

Richard T. Mason[1] Scott T. Neeb 4600 Ulster Street Denver, CO 80237

David Pendergrass[2] Ethel Pippin[1] Michael J. Pise[1] Srinivas D. Reddy[1] Deborah Rubin[3]

Vice President Vice President Vice President

Vice President, Tax Vice President Vice President

Vice President Vice President Vice President

Vice President

Vice President

Vice President Vice President

Vice President Vice President

Vice President and Treasurer Vice President Vice President Vice President Vice President

Todd Smiser

2525 Cabot Drive, Suite 100 Lisle, IL 60532

Frank W. Snodgrass 150 4th Ave., N., Ste. 410 Nashville, TN 37219

Marilyn S. Sponzo[1] Christina M. Starks 2000 21st Avenue NW Minot, ND 58703

S. Bradford Vaughan, Jr. 601 Union St., Ste. 810 Seattle, WA 98101

Forrest R. Wilson 2202 N. Westshore Blvd. Tampa, FL 33607

Judeen T. Wrinn[1]

Nancy S. Stillman[1] Richard E. G. Gelfand 1475 Dunwoody Drive West Chester, PA 19380-1478

Joy M. Benner[4]

Diana R. Cavender[4] Randall K. Price[4] John F. Todd[1] Susan M. Vega[4] Glenn A. Black[2] Terry L. Owens[2] James H. Taylor[2]

Vice President and Assistant Secretary

Vice President

Vice President and Chief Compliance Officer Vice President

Vice President

Vice President

Vice President

Assistant Vice President Chief Financial Officer

Secretary

Assistant Secretary Assistant Secretary Assistant Secretary Assistant Secretary Tax Officer Tax Officer Tax Officer

1	The principal business address of these directors and these officers is One Orange Way, Windsor, Connecticut 06095-4774.

2	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.

3	The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.

4	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

(c) Compensation to Principal Underwriter:

(1)	(2)	(3)	(4)	(5)

Name of	Net Underwriting	Compensation
Principal	Discounts and	on Redemption	Brokerage
Underwriter	Commissions	or Annuitization	Commissions	Compensation*

ING Financial				$2,666,060.62
Advisers, LLC

*	Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account B of ING Life Insurance and Annuity Company during 2007.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by ING Life Insurance and Annuity Company at One Orange Way, Windsor, Connecticut 06095-4774 and at ING Americas at 5780 Powers Ferry Road, Atlanta, Georgia 30327-4390.

Item 31. Management Services

Not applicable Item 32. Undertakings Registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)	to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 033-75998) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of Connecticut, on the 22st day of April, 2008.

VARIABLE ANNUITY ACCOUNT B OF

ING LIFE INSURANCE AND ANNUITY COMPANY

(Registrant)

By:	ING LIFE INSURANCE AND ANNUITY
COMPANY
(Depositor)

By:	Richard T. Mason*

Richard T. Mason
President

As required by the Securities Act of 1933, this Post-Effective Amendment No. 24 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Richard T. Mason*	President	)

Richard T. Mason	(principal executive officer))
)
Thomas J. McInerney*	Director and Chairman	) April

Thomas J. McInerney		) 22, 2008
)
Kathleen A. Murphy*	Director	)

Kathleen A. Murphy		)
)
Catherine H. Smith*	Director and Senior Vice President	)

Catherine H. Smith		)
)
Bridget M. Healy*	Director	)

Bridget M. Healy		)
)
Robert G. Leary*	Director	)

Robert G. Leary		)
)

David A. Wheat*	Director, Executive Vice President and Chief Financial	)

David A. Wheat	Officer	)
)
Steven T. Pierson*	Senior Vice President and Chief Accounting Officer	)

Steven T. Pierson		)

By: /s/Michael A. Pignatella

Michael A. Pignatella
*Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT B
EXHIBIT INDEX
Exhibit No.	Exhibit
99-B.9	Opinion and Consent of Counsel
99-B.10	Consent of Independent Registered Public Accounting Firm
99-B.13.1	Powers of Attorney